SEC. File Nos. 002- 50700

811-02444

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 89

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 70

THE BOND FUND OF AMERICA

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1406

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code:

(213) 486-9200

Steven I. Koszalka, Secretary

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on October 30, 2020, pursuant to paragraph (b) of Rule 485.

The Bond Fund of America® Prospectus October 30, 2020

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1
	ABNDX	BFACX	TBFFX	BFAFX	ABNFX	BFFAX	CFAAX	CFACX	CFAEX	TFBFX	CFAFX
Class	529-F-2	529-F-3	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	FFBOX	FBOFX	RBFAX	RBFBX	RBEBX	RBFCX	RBFEX	RBFHX	RBFFX	RBFGX

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objective The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 38 of the prospectus and on page 80 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none	0.24
Other expenses[2]	0.17	0.17	0.18	0.19	0.15	0.05	0.22
Total annual fund operating expenses	0.61	1.36	0.62	0.63	0.34	0.24	0.65

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25[2]	none	none	1.00
Other expenses	0.22[2]	0.16[2]	0.22[2]	0.22[2]	0.18[3]	0.10[3]	0.16[2]
Total annual fund operating expenses	1.41	0.85	0.66	0.66	0.37	0.29	1.35

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses[2]	0.40	0.25	0.20	0.14	0.18	0.09	0.04
Total annual fund operating expenses	1.34	1.04	0.89	0.58	0.37	0.28	0.23

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Restated to reflect current fees.

3 Based on estimated amounts for the current fiscal year.

The Bond Fund of America / Prospectus     1

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$435	$238	$312	$64	$35	$25	$414	$244	$87	$316	$67	$38	$30	$137
3 years	563	431	444	202	109	77	551	446	271	456	211	119	93	428
5 years	703	745	587	351	191	135	700	771	471	609	368	208	163	739
10 years	1,109	1,429	1,005	786	431	306	1,132	1,204	1,049	1,052	822	468	368	1,624

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$136	$106	$91	$59	$38	$29	$24		1 year	$138	$144
3 years	425	331	284	186	119	90	74		3 years	431	446
5 years	734	574	493	324	208	157	130		5 years	745	771
10 years	1,613	1,271	1,096	726	468	356	293		10 years	1,429	1,204

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 286% of the average value of its portfolio.

Principal investment strategies The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests a majority of its assets in debt securities rated A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, including U.S. government securities, money market instruments or cash.

The fund may invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an

2     The Bond Fund of America / Prospectus

underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund may invest up to 10% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Securities rated Ba1 or below and BB+ or below are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

The Bond Fund of America / Prospectus     3

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

A bond’s effective maturity is the market’s trading assessment of its maturity. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the

4     The Bond Fund of America / Prospectus

timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with

The Bond Fund of America / Prospectus     5

similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

6     The Bond Fund of America / Prospectus

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Core Bond Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. The Consumer Price Index provides a comparison of the fund’s results to inflation. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2 and Class 529-F-3 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2 and Class 529-F-3 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2 and Class 529-F-3 are higher, then results would be lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The Bond Fund of America / Prospectus     7

Average annual total returns For the periods ended December 31, 2019 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A − Before taxes	5/28/1974	3.97%	1.99%	3.28%	7.30%
− After taxes on distributions		2.56	1.04	2.25	N/A
− After taxes on distributions and sale of fund shares		2.46	1.11	2.11	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
C	3/15/2001	6.20%	1.97%	3.02%	3.69%
F-1	3/15/2001	7.97	2.74	3.65	4.01
F-2	8/4/2008	8.28	3.03	3.94	3.81
F-3	1/27/2017	8.40	N/A	N/A	4.00
529-A	2/15/2002	4.14	1.97	3.23	3.74
529-C	2/19/2002	6.16	1.93	3.19	3.71
529-E	3/7/2002	7.75	2.49	3.37	3.69
529-F-1	9/26/2002	8.20	2.93	3.83	4.23
R-1	6/11/2002	7.21	2.00	2.89	3.21
R-2	5/31/2002	7.22	2.01	2.90	3.18
R-2E	8/29/2014	7.53	2.35	N/A	2.32
R-3	6/4/2002	7.70	2.46	3.36	3.63
R-4	5/20/2002	8.03	2.78	3.68	4.00
R-5E	11/20/2015	8.25	N/A	N/A	3.45
R-5	5/15/2002	8.35	3.09	3.99	4.32
R-6	5/1/2009	8.40	3.14	4.04	4.96

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	8.72%	3.05%	3.75%	N/A
Lipper Core Bond Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	8.70	2.86	3.79	7.24%
Consumer Price Index	2.29	1.82	1.75	3.72
Class A annualized 30-day yield at June 30, 2020: 0.90% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

8     The Bond Fund of America / Prospectus

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser

Pramod Atluri President	5 years	Partner – Capital Fixed Income Investors

David J. Betanzos Senior Vice President	4 years	Partner – Capital Fixed Income Investors

David A. Hoag Senior Vice President	12 years	Partner – Capital Fixed Income Investors

Fergus N. MacDonald Senior Vice President	5 years	Partner – Capital Fixed Income Investors
Robert H. Neithart Senior Vice President	11 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is normally $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

The Bond Fund of America / Prospectus     9

Investment objective, strategies and risks The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ written notice to shareholders.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests a majority of its assets in debt securities rated A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, including U.S. government securities, money market instruments or cash.

The fund may invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund may invest in debt securities of any maturity or duration.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Among other derivative instrument types, the fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDSI, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the London Interbank Offered Rate, prime rate or other benchmark. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the

10     The Bond Fund of America / Prospectus

fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund may invest up to 10% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Securities rated Ba1 or below and BB+ or below are sometimes referred to as “junk bonds.”

The fund may hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The following are principal risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability;

The Bond Fund of America / Prospectus     11

governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

A bond’s effective maturity is the market’s trading assessment of its maturity. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities,

12     The Bond Fund of America / Prospectus

include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting

The Bond Fund of America / Prospectus     13

standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process

14     The Bond Fund of America / Prospectus

may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDSI, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap transaction, the counterparty may fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the fund may lose any amount it expected to

The Bond Fund of America / Prospectus     15

receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDSI, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

16     The Bond Fund of America / Prospectus

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with various broad measures of market results. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. This index was not in existence when the fund’s Class A shares were first sold; therefore, lifetime results are not shown. The Lipper Core Bond Funds Average is composed of funds that invest at least 85% of their net assets in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. The Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Widely used as a measure of inflation, the CPI is computed by the U.S. Department of Labor, Bureau of Labor Statistics.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

The Bond Fund of America / Prospectus     17

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund to its investment adviser for the most recent fiscal year, as a percentage of average net assets, appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” The management fee is based on the daily net assets of the fund and the fund’s monthly gross investment income. Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s semi-annual report to shareholders for the period ended June 30, 2020.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

Portfolio holdings Portfolio holdings information for the fund is available on our website at capitalgroup.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the

18     The Bond Fund of America / Prospectus

appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. The investment decisions made by the fund’s portfolio managers are informed by the investment themes discussed by the group.

The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund

Pramod Atluri	Investment professional for 22 years in total; 5 years with Capital Research and Management Company or affiliate	5 years	Serves as a fixed income portfolio manager
David J. Betanzos	Investment professional for 20 years in total; 19 years with Capital Research and Management Company or affiliate	4 years	Serves as a fixed income portfolio manager
David A. Hoag	Investment professional for 32 years in total; 29 years with Capital Research and Management Company or affiliate	12 years	Serves as a fixed income portfolio manager
Fergus N. MacDonald	Investment professional for 28 years in total; 17 years with Capital Research and Management Company or affiliate	5 years (plus 11 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager

Robert H. Neithart	Investment professional for 33 years, all with Capital Research and Management Company or affiliate	11 years (plus 13 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

The Bond Fund of America / Prospectus     19

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial professional or retirement plan recordkeeper for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. Class 529 shareholders should also refer to the applicable program description for information on policies and services relating specifically to their account(s). These documents are available by writing to or calling American Funds Service Company.

20     The Bond Fund of America / Prospectus

Unless otherwise noted or unless the context requires otherwise, references on the following pages to (i) Class A, C, T or F shares also refer to the corresponding Class 529-A, 529-C, 529-T or 529-F shares, (ii) Class F shares refer to Class F-1, F-2 and F-3 shares and (iii) Class R shares refer to Class R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6 shares.

Purchase, exchange and sale of shares The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares (or, if you are investing through a financial intermediary who offers only Class T shares, in Class T shares) of American Funds U.S. Government Money Market FundSM on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEPs and SIMPLE IRAs.

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g. the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The fund has

The Bond Fund of America / Prospectus     21

adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. A contingent deferred sales charge may apply at the time you sell certain Class A and C shares.

Purchase of Class A and C shares You may generally open an account and purchase Class A and C shares by contacting any financial professional (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial professional and by mail, telephone, the Internet and bank wire.

Automatic conversion of Class C and Class 529-C shares Class C shares automatically convert to Class A shares in the month of the 8-year anniversary of the purchase date. Class 529-C shares automatically convert to Class 529-A shares, in the month of the 5-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that such automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class C shares to Class A shares or your Class 529-C shares to Class 529-A shares at the anniversary date described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F shares to self-directed investment brokerage accounts that may charge a transaction fee, through certain registered investment advisors and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge

22     The Bond Fund of America / Prospectus

ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Class F-2, F-3, 529-F-2 and 529-F-3 shares may also be available on brokerage platforms of firms that have agreements with the fund’s distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class F-2, F-3, 529-F-2 or 529-F-3 shares in these programs may be required to pay a commission and/or other forms of compensation to the broker. Shares of the fund are available in other share classes that have different fees and expenses.

In addition, upon approval by an officer of the fund’s investment adviser, Class F-3 shares (but not Class 529-F-3 shares) are available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions and corporations. For accounts held and serviced by the fund’s transfer agent the minimum investment amount is $1 million.

Purchase of Class 529 shares Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by Capital Research and Management Company. You may open this type of account and purchase Class 529 shares by contacting any financial professional (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial professional and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee. These fees are waived until further notice.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by Capital Research and Management Company. Class 529-A, 529-C, 529-T and 529-F shares are structured similarly to the corresponding Class A, C, T and F shares.

Purchase of Class R shares Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans for which plan level or omnibus accounts are held on the books of the fund. Class R-5E, R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. Class R-3 and Class R-5E shares are available through the American Funds SIMPLE IRA Plus Program and other similar programs. In addition, Class R-5 and R-6 shares are available for investment by other registered investment companies approved by the fund’s investment adviser or distributor. Except as otherwise provided in this prospectus, Class R shares are not available to retail nonretirement accounts; traditional and Roth individual retirement accounts (IRAs); Coverdell Education Savings Accounts; SEPs, SARSEPs and SIMPLE IRAs held in brokerage accounts; and 529 college savings plans. Class R-6 shares are available to employer-sponsored SEPs, SARSEPs and SIMPLE IRAs held in fee-based programs that are serviced through retirement plan recordkeepers.

The Bond Fund of America / Prospectus     23

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier® or Recordkeeper Direct® recordkeeping programs. These programs are proprietary recordkeeping solutions for small retirement plans.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in American Funds Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase American Funds Class A shares without any initial or contingent deferred sales charge.

A 403(b) plan may not invest in American Funds Class A or C shares unless it was invested in Class A or C shares before January 1, 2009.

24     The Bond Fund of America / Prospectus

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. Minimums are currently waived for purchases of Class F-2 and F-3 shares held under fee-based programs. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E, 529-T and 529-F shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

The Bond Fund of America / Prospectus     25

Exchange Except for Class T shares or as otherwise described in this prospectus, you may exchange your shares for shares of the same class of other American Funds without a sales charge. Class A, C, T or F shares of any American Fund (other than American Funds U.S. Government Money Market Fund, as described below) may be exchanged for the corresponding 529 share class without a sales charge. Exchanges from Class A, C, T or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial accounts, may result in significant legal and tax consequences, as described in the applicable program description. Please consult your financial professional before making such an exchange.

Except as indicated above, Class T shares are not eligible for exchange privileges. Accordingly, an exchange of your Class T shares for Class T shares of any other American Funds will normally be subject to any applicable sales charges.

Exchanges of shares from American Funds U.S. Government Money Market Fund initially purchased without a sales charge to shares of another American Funds will be subject to the appropriate sales charge applicable to the other fund, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gain distributions. For purposes of computing the contingent deferred sales charge on Class C shares, the length of time you have owned your shares will be measured from the first day of the month in which shares were purchased and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

26     The Bond Fund of America / Prospectus

How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial advisor (certain charges may apply)

· Shares held for you in your dealer’s name must be sold through the dealer.

· Class F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

· Requests must be signed by the registered shareholder(s).

· A signature guarantee is required if the redemption is:

— more than $125,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

· American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

· Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

· Redemptions by telephone, fax or the Internet (including American FundsLine and capitalgroup.com) are limited to $125,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

The fund typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the fund uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the fund may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances. In addition, if you recently purchased shares and subsequently request a redemption of those shares, the fund will pay the available redemption proceeds once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally seven business days from the purchase date).

Under normal conditions, the fund typically expects to meet shareholder redemptions by monitoring the fund’s portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The fund may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of

The Bond Fund of America / Prospectus     27

overdraft protection afforded by the fund’s custodian bank, borrowing from a line of credit or from other funds advised by the investment adviser or its affiliates, and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the fund’s securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the fund’s shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

28     The Bond Fund of America / Prospectus

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

Under the fund’s frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· transactions in Class 529 shares;

· purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions allowing the investment company to meet its redemptions and purchases;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, if the entity maintaining the

The Bond Fund of America / Prospectus     29

shareholder account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases, if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures described above, all transactions in fund shares remain subject to the right of the fund, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in American Funds.

30     The Bond Fund of America / Prospectus

Distributions and taxes

Dividends and distributions The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Generally, dividends begin accruing on the day payment for shares is received by the fund or American Funds Service Company.

Capital gains, if any, are usually distributed in December and June. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Dividends and capital gain distributions for 529 share classes and retirement plan shareholders will be reinvested automatically.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. If you are an individual and meet certain holding period requirements with respect to your fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to you. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement or education savings account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions.

Please see your tax advisor for more information. Holders of Class 529 shares should refer to the applicable program description for more information regarding the tax consequences of selling Class 529 shares.

The Bond Fund of America / Prospectus     31

Choosing a share class The fund offers different classes of shares through this prospectus. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. For example, while Class F-1 shares are subject to 12b-1 fees and subtransfer agency fees payable to third-party service providers, Class F-2 shares are subject only to subtransfer agency fees payable to third-party service providers (and not 12b-1 fees) and Class F-3 shares are not subject to any such additional fees. The different fee structures allow the investor to choose how to pay for advisory platform expenses. Class R shares offer different levels of 12b-1 and recordkeeping fees so that a plan can choose the class that best meets the cost associated with obtaining investment related services and participant level recordkeeping for the plan. When you purchase shares of the fund for an individual-type account, you should choose a share class. If none is chosen, your investment will be made in Class A shares or, in the case of a 529 plan investment, Class 529-A shares (or, if you are investing through a financial intermediary who offers only Class T and 529-T shares, your investment will be made in Class T or Class 529-T shares, as applicable).

Factors you should consider when choosing a class of shares include:

· how long you expect to own the shares;

· how much you intend to invest;

· total expenses associated with owning shares of each class;

· whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A or Class T or 529-T shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

· whether you want or need the flexibility to effect exchanges among American Funds without the imposition of a sales charge (for example, while Class A shares offer such exchange privileges, Class T shares do not);

· whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-C shares to cover higher education expenses); and

· availability of share classes:

— Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457;

— Class F and 529-F shares are available, as applicable, (i) to fee-based programs of investment dealers that have special agreements with the fund’s distributor, (ii) to financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F and 529-F shares to self-directed investment brokerage accounts that may charge a transaction fee, (iii) to certain registered investment advisors and (iv) to other intermediaries approved by the fund’s distributor;

— Class F-3 shares (but not Class 529-F-3 shares) are also available to institutional investors, which include, but are not limited to, charitable organizations,

32     The Bond Fund of America / Prospectus

governmental institutions and corporations. For accounts held and serviced by the fund’s transfer agent the minimum investment amount is $1 million; and

— Class R shares are available (i) to retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457, (ii) to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans, (iii) to certain institutional investors (including, but not limited to, certain charitable organizations), (iv) to certain registered investment companies approved by the fund’s investment adviser or distributor and (v) to other institutional-type accounts.

Each investor’s financial considerations are different. You should speak with your financial professional to help you decide which share class is best for you.

The Bond Fund of America / Prospectus     33

Sales charges

Class A and 529-A shares The initial sales charge you pay each time you buy Class A or 529-A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

Class A shares

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

Class 529-A shares

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A or 529-A shares may be higher or lower than the 1% charge described below due to rounding.

34     The Bond Fund of America / Prospectus

Except as provided below, investments in Class A shares of $1 million or more will be subject to a 1% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

· investments made by accounts that are part of qualified fee-based programs that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with American Funds and that continue to be held through fee-based programs;

· rollover investments from retirement plans to IRAs that are described in the “Rollovers from retirement plans to IRAs” section of this prospectus; and

· investments made by accounts held at American Funds Service Company that are no longer associated with a financial professional may invest in Class A shares without a sales charge. This includes retirement plans investing in Class A shares, where the plan is no longer associated with a financial professional. SIMPLE IRAs and 403(b) custodial accounts that are aggregated at the plan level for Class A sales charge purposes are not eligible to invest without a sales charge under this policy.

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

If requested, American Funds Class A shares will be sold at net asset value to:

(1) currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(2) the supervised persons of currently registered investment advisory firms (“RIAs”) and assistants directly employed by such RIAs, retired supervised persons of RIAs with respect to accounts established while a supervised person (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law

The Bond Fund of America / Prospectus     35

and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(3) insurance company separate accounts;

(4) accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(5) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

(6) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.;

(7) full-time employees of banks that have sales agreements with American Funds Distributors who are solely dedicated to directly supporting the sale of mutual funds; and

(8) current or former clients of Capital Group Private Client Services and their family members who purchase their shares through Capital Group Private Client Services or American Funds Service Company.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class C shares Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

36     The Bond Fund of America / Prospectus

Class T shares The initial sales charge you pay each time you buy Class T shares differs depending upon the amount you invest and may be reduced for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested
Less than $250,000	2.50%	2.56%
$250,000 but less than $500,000	2.00	2.04
$500,000 but less than $1 million	1.50	1.52
$1 million or more	1.00	1.01

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

Class 529-E and Class F shares Class 529-E and Class F shares (including Class 529-F shares) are sold without any initial or contingent deferred sales charge.

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .60% for Class R-2E shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5E, R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your financial professional for all share classes.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the “Sales charge reductions and waivers” section of this prospectus. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

The Bond Fund of America / Prospectus     37

Sales charge reductions and waivers To receive a reduction in your Class A initial sales charge, you must let your financial professional or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your financial professional or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your financial professional or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in American Funds. You may need to invest directly through American Funds Service Company in order to receive the sales charge waivers described in this prospectus. Investors should consult their financial intermediary for further information. Certain financial intermediaries that distribute shares of American Funds may impose different sales charge waivers than those described in this prospectus. Such variations in sales charge waivers are described in an appendix to this prospectus titled “Sales charge waivers.” Note that such sales charge waivers and discounts offered through a particular intermediary, as set forth in the appendix to this prospectus, are implemented and administered solely by that intermediary. Please contact the applicable intermediary to ensure that you understand the steps you must take in order to qualify for any available waivers or discounts.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of our website at capitalgroup.com, from the statement of additional information or from your financial professional.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law, your children under the age of 21 or disabled adult dependents covered by ABLE accounts) may combine all of your American Funds investments to reduce Class A sales charges. In addition, two or more retirement plans of an employer or an employer’s affiliates may combine all of their American Funds investments to reduce Class A sales charges. However, for this purpose, investments representing direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

38     The Bond Fund of America / Prospectus

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual-type accounts.

Concurrent purchases You may reduce your Class A sales charge by combining simultaneous purchases (including, upon your request, purchases for gifts) of all classes of shares in American Funds. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or cross-

The Bond Fund of America / Prospectus     39

reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of American Funds to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial professional or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value).

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

You should retain any records necessary to substantiate the historical amounts you have invested.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention is a nonbinding commitment that allows you to combine all purchases of all American Funds share classes (excluding

40     The Bond Fund of America / Prospectus

American Funds U.S. Government Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans are restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Purchase, exchange and sale of shares” in this prospectus for more information.

The statement of intention period starts on the date on which your first purchase made toward satisfying the statement of intention is processed. Your accumulated holdings (as described above under “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the statement of intention period may be credited toward satisfying the statement of intention.

You may revise the commitment you have made in your statement of intention upward at any time during the statement of intention period. If your prior commitment has not been met by the time of the revision, the statement of intention period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised statement of intention. If your prior commitment has been met by the time of the revision, your original statement of intention will be considered met and a new statement of intention will be established.

The statement of intention will be considered completed if the shareholder dies within the 13-month statement of intention period. Commissions to dealers will not be adjusted or paid on the difference between the statement of intention amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a statement of intention, shares equal to 5% of the dollar amount specified in the statement of intention may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by American Funds Service Company. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified statement of intention period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a statement of intention.

The Bond Fund of America / Prospectus     41

Shareholders purchasing shares at a reduced sales charge under a statement of intention indicate their acceptance of these terms and those in the prospectus with their first purchase.

Reducing your Class T initial sales charge Consistent with the policies described in this prospectus, the initial sales charge you pay each time you buy Class T shares may differ depending upon the amount you invest and may be reduced for larger purchases. Additionally, Class T shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. Sales charges on Class T shares are applied on a transaction-by-transaction basis, and, accordingly, Class T shares are not eligible for any other sales charge waivers or reductions, including through the aggregation of Class T shares concurrently purchased by other related accounts or in other American Funds. The sales charge applicable to Class T shares may not be reduced by establishing a statement of intention, and rights of accumulation are not available for Class T shares.

Right of reinvestment If you notify American Funds Service Company prior to the time of reinvestment, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds U.S. Government Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus. Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this prospectus. Investors should consult their financial intermediary for further information.

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A and C shares will be waived in the following cases:

· permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

· tax-free returns of excess contributions to IRAs;

42     The Bond Fund of America / Prospectus

· redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

· in the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies American Funds Service Company of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a contingent deferred sales charge; however, redemptions made after American Funds Service Company is notified of the death of a joint tenant will be subject to a contingent deferred sales charge;

· for 529 share classes only, redemptions due to a beneficiary’s death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

· redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

· the following types of transactions, if they do not exceed 12% of the value of an account annually:

— required minimum distributions taken from retirement accounts in accordance with IRS regulations; and

— redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in the statement of additional information). For each AWP payment, assets that are not subject to a contingent deferred sales charge, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a contingent deferred sales charge to cover a particular AWP payment, shares subject to the lowest contingent deferred sales charge will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a contingent deferred sales charge may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

The contingent deferred sales charge on American Funds Class A shares may be waived in cases where the fund’s transfer agent determines the benefit to the fund of collecting the contingent deferred sales charge would be outweighed by the cost of applying it.

Contingent deferred sales charge waivers are allowed only in the cases listed here and in the statement of additional information. For example, contingent deferred sales charge waivers will not be allowed on redemptions of Class 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by Virginia529 as an option for additional investment within CollegeAmerica.

The Bond Fund of America / Prospectus     43

To have your Class A or C contingent deferred sales charge waived, you must inform your financial professional or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

Other sales charge waivers Purchases of Class A and 529-A shares through a self-clearing broker-dealer firm generally incur a sales charge. However, self-clearing broker-dealer firms may (i) offer 529-A shares purchased through a rollover from another 529 plan at net asset value (“529 rollover”), (ii) invest a recontribution of a refunded qualified education expense in 529-A shares without a sales charge (“refunded 529 expense”) or (iii) extend the 90 day right of reinvestment to allow reinvestment in Class A shares without a sales charge in cases where fund shareholders request reinvestment of a required minimum distribution from an Individual Retirement Account if such requirement is waived by regulation or legislation (“waived RMD reinvestment”), provided that the self-clearing broker-dealer firm has specific language in this prospectus to such effect. If a self-clearing firm does not have their own policies listed in the prospectus, 529 rollovers, refunded 529 expenses and waived RMD reinvestments are not available without a sales charge. Firm specific language is located in the Appendix to the prospectus. A self-clearing broker-dealer firm is a firm that holds some or all of the assets in your account, executes trades for the assets held on its platform internally rather than through the fund’s transfer agent or a third-party clearing firm and provides account statements and tax reporting to you. The largest broker-dealer firms are typically self-clearing. For all other broker-dealer firms shares purchased through a 529 rollover, refunded 529 expense or a waived RMD reinvestment are available at net asset value.

For accounts held with the fund’s transfer agent, purchases of shares through 529 rollovers, refunded 529 expenses and waived RMD reinvestments are not subject to sales charges. If you have any questions, ask your financial professional whether Class A or 529-A shares purchased through these policies are available without a sales charge.

Recontributions or waived RMD investments distributed from Class 529-C or Class C shares will be reinvested in the same share class from which the distribution was made. In addition, any contingent deferred sales change paid on Class 529-A/Class A and Class 529-C/Class C share distributions under these policies will be credited to your account when reinvested.

Waivers of all or a portion of the contingent deferred sales charge on Class C and 529-C shares and the sales charge on Class A and 529-A shares will be granted for transactions requested by financial intermediaries as a result of (i) pending or anticipated regulatory matters that require investor accounts to be moved to a different share class or (ii) conversions of IRAs from brokerage to advisory accounts investing in Class F shares in cases where new investments in brokerage IRA accounts have been restricted by the intermediary.

44     The Bond Fund of America / Prospectus

Rollovers from retirement plans to IRAs Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

· rollovers to Capital Bank and Trust CompanySM IRAs if the assets were invested in any fund managed by the investment adviser or its affiliates at the time of distribution;

· rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

· rollovers to Capital Bank and Trust Company IRAs from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. All other rollovers invested in Class A shares, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

Purchases by SEP plans and SIMPLE IRA plans Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by American Funds Distributors or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts.

Purchases by certain 403(b) plans A 403(b) plan may not invest in American Funds Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-

The Bond Fund of America / Prospectus     45

sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Moving between accounts American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on its systems. Investors should consult their financial intermediary for further information.

Plans of distribution The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the fund’s board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.25%	Class A shares
0.50%	Class T, F-1, 529-A, 529-T, 529-F-1 and R-4 shares
0.75%	Class 529-E and R-3 shares
0.85%	Class R-2E shares
1.00%	Class C, 529-C, R-1 and R-2 shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the most recent fiscal year, are indicated in the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus. Since these fees are paid out of the fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class C shares may cost you more over time than paying the initial sales charge for Class A or T shares.

46     The Bond Fund of America / Prospectus

Other compensation to dealers American Funds Distributors, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to no more than the top 60 dealers (or their affiliates) with which it has a substantive distribution relationship involving the sale of American Funds. The amount will be determined using a formula applied consistently to dealers based on their assets under management. The level of payments made to a qualifying firm under the formula will not exceed .035% of eligible American Funds assets attributable to that dealer. Eligible assets are all American Funds assets other than Class R shares, Class F-3 shares, Class F shares held in IRAs and shares held in certain retirement accounts. Dealers may direct American Funds Distributors to exclude additional assets. In addition to the asset-based payment, American Funds Distributors provides $5 million to certain firms based on their engagement with American Funds Distributors and the level of American Funds assets under management at each such firm to recognize the commitment each of those firms has made to collaborating with American Funds Distributors on achieving advisor training and education objectives. In 2019, American Funds Distributors paid this amount to the following firms:

Edward Jones	Morgan Stanley Wealth Management
LPL Financial LLC	Raymond James Group
Merrill Lynch, Pierce, Fenner & Smith	Wells Fargo Advisors

American Funds Distributors compensates the firms to support various efforts, including, among other things, to:

· help defray the costs incurred by qualifying dealers in connection with efforts to educate financial professionals about American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs;

· help defray the costs associated with the dealer firms’ provision of account related services and activities and support the dealer firms’ distribution activities; and

· support meetings, conferences or other training and educational events hosted by the firm, and obtain relevant data regarding financial professional activities to facilitate American Funds Distributors’ training and education activities.

American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and generally requiring the firms to (1) perform the due diligence necessary to include American Funds on their platform, (2) not provide financial professionals, branch managers or associated persons with any financial incentives to promote the sales of one approved fund group over another approved group, (3) provide opportunities for their clients to obtain individualized advice, (4) provide American Funds Distributors broad access to their financial professionals and product platforms and work together on mutual business objectives, and (5) work with the fund’s transfer agent to promote operational efficiencies and to facilitate necessary communication between American Funds and the firm’s clients who own shares of American Funds.

Separately, American Funds Distributors has identified certain firms that provide a self-directed platform for the public as well as clearing, custody and recordkeeping services for certain other intermediaries. In lieu of the formula described above, these firms receive up to .018% of assets under administration (excluding assets where the firm acts

The Bond Fund of America / Prospectus     47

as a fiduciary and Class R shares). Firms may direct American Funds Distributors to exclude additional assets.

In addition to compensation through the formulas described above, American Funds Distributors provides compensation for, among other things, data (including fees to obtain information on financial professionals to better tailor training and education opportunities), account-related services, and operational improvements. American Funds Distributors estimates that in 2019 for the firms listed below, the compensation for such information and services was approximately:

Charles Schwab & Co. Inc.	$3,600,000
Commonwealth Financial Network	$50,000
Fidelity Investments	$3,200,000
LPL Financial LLC	$1,100,000
Morgan Stanley Wealth Management	$3,600,000
Northwestern Mutual Investment Services LLC	$75,000
PNC Network	$50,000
UBS Financial Services Inc.	$300,000
Wells Fargo Advisors	$450,000

American Funds Distributors also pays expenses associated with meetings and other training and educational opportunities conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial professionals and shareholders about American Funds.

American Funds Distributors pays the recordkeepers listed below up to $1 million annually for product services, platform consideration, participation at recordkeeper-sponsored events and co-branding and other marketing services. The amount of the payment is based on the level of services and the access provided by the recordkeeper.

Empower (Great West Life & Annuity Insurance Company)	John Hancock

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to investment dealers in differing amounts, dealer firms and their financial professionals may have financial incentives for recommending a particular mutual fund over other mutual funds or investments, creating a potential conflict of interest. You should consult with your financial professional and review carefully any disclosure by your financial professional’s firm as to compensation received.

48     The Bond Fund of America / Prospectus

Fund expenses Note that, unless otherwise stated, references to Class A, C, T and F shares in this “Fund expenses” section do not include the corresponding Class 529 shares.

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus.

For all share classes, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund’s investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to Class A, C, T, F, R and 529 shares (which could be increased as noted above) for its provision of administrative services.

The “Other expenses” items in the Annual Fund Operating Expenses table also include custodial, legal and transfer agent (and, if applicable, subtransfer agent/recordkeeping) payments and various other expenses applicable to all share classes.

The Bond Fund of America / Prospectus     49

Subtransfer agency and recordkeeping fees Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $18 per account. Although Class F-3 and Class 529-F-3 shares are not subject to any subtransfer agency or recordkeeping fees, Class F-1 and F-2 shares (and the corresponding Class 529 shares) are subject to subtransfer agency fees of up to .12% of fund assets.

For employer-sponsored retirement plans, the amount paid for subtransfer agent/ recordkeeping services varies depending on the share class selected. The table below shows the maximum payments to entities providing these services to retirement plans.

Payments
Class A	0.05% of assets or $12 per participant position*
Class R-1	0.10% of assets
Class R-2	0.35% of assets
Class R-2E	0.20% of assets
Class R-3	0.15% of assets
Class R-4	0.10% of assets
Class R-5E	0.15% of assets
Class R-5	0.05% of assets
Class R-6	none

* Payment amount depends on the date services commenced.

Fee to Virginia529 For Class 529 shares, an expense of up to a maximum of .09% paid to a state or states for oversight and administrative services is included as an “Other expenses” item.

50     The Bond Fund of America / Prospectus

Financial highlights The Financial Highlights table is intended to help you understand the fund’s results for the five fiscal years ended December 31, 2019 (and for the six months ended June 30, 2020). Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table (other than information for the six months ended June 30, 2020) has been audited by Deloitte & Touche LLP, whose current report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request. The information for the six-month period presented has been derived from the fund's unaudited financial statements and includes all adjustments that management considers necessary for a fair presentation of such information for the period presented.

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]	Ratio of net income to average net assets[3]
Class A:
6/30/2020[5,6]	$13.09	$.12	$.93	$1.05	$(.15)	$—	$(.15)	$13.99	8.05%[7]	$26,541.59%[8]			.59%[8]	1.84%[8]
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.02	23,197.60			.60	2.35
12/31/2018	12.89	.30	(.32)	(.02)	(.30)	—	(.30)	12.57	(.13)	19,352.60			.60	2.37
12/31/2017	12.72	.25	.16	.41	(.24)	—	(.24)	12.89	3.21	19,939.60			.60	1.91
12/31/2016	12.59	.23	.12	.35	(.22)	—	(.22)	12.72	2.74	19,437.61			.61	1.79
12/31/2015	12.81	.23	(.20)	.03	(.25)	—	(.25)	12.59	.23	18,580.60			.60	1.81
Class C:
6/30/2020[5,6]	13.09	.07	.93	1.00	(.10)	—	(.10)	13.99	7.66 [7]	893	1.33	[8]	1.33 [8]	1.10 [8]
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.20	786	1.36		1.36	1.60
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.91)	825	1.39		1.39	1.58
12/31/2017	12.72	.15	.16	.31	(.14)	—	(.14)	12.89	2.40	1,041	1.40		1.40	1.11
12/31/2016	12.59	.12	.12	.24	(.11)	—	(.11)	12.72	1.94	1,276	1.40		1.40	1.00
12/31/2015	12.81	.13	(.20)	(.07)	(.15)	—	(.15)	12.59	(.56)	1,361	1.40		1.40	1.01

The Bond Fund of America / Prospectus 51

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Ratio of net income to average net assets[3]
Class T:
6/30/2020[5,6]	$13.09	$.13	$.93	$1.06	$(.16)	$—	$(.16)	$13.99	8.17%[7,9]		$— [10]	.36%[8,9]		.36%[8,9]		2.05%[8,9]
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.24	[9]	— [10]	.37	[9]	.37	[9]	2.56	[9]
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.09	[9]	— [10]	.39	[9]	.39	[9]	2.58	[9]
12/31/2017[5,11]	12.81	.20	.07	.27	(.19)	—	(.19)	12.89	2.15	[7,9]	— [10]	.38	[8,9]	.38	[8,9]	2.15	[8,9]
Class F-1:
6/30/2020[5,6]	13.09	.12	.93	1.05	(.15)	—	(.15)	13.99	8.04	[7]	1,152.61		[8]	.61	[8]	1.81	[8]
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	7.97		977.64			.64		2.31
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	—	(.29)	12.57	(.18)		745.66			.66		2.32
12/31/2017	12.72	.24	.16	.40	(.23)	—	(.23)	12.89	3.17		801.65			.65		1.86
12/31/2016	12.59	.22	.12	.34	(.21)	—	(.21)	12.72	2.71		757.64			.64		1.76
12/31/2015	12.81	.23	(.20)	.03	(.25)	—	(.25)	12.59	.21		673.63			.63		1.78
Class F-2:
6/30/2020[5,6]	13.09	.14	.93	1.07	(.17)	—	(.17)	13.99	8.19	[7]	12,284.33		[8]	.33	[8]	2.09	[8]
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.28		9,415.35			.35		2.59
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.14		5,728.34			.34		2.65
12/31/2017	12.72	.28	.16	.44	(.27)	—	(.27)	12.89	3.47		4,067.35			.35		2.16
12/31/2016	12.59	.26	.12	.38	(.25)	—	(.25)	12.72	3.00		3,338.36			.36		2.03
12/31/2015	12.81	.26	(.20)	.06	(.28)	—	(.28)	12.59	.47		1,521.37			.37		2.05
Class F-3:
6/30/2020[5,6]	13.09	.14	.93	1.07	(.17)	—	(.17)	13.99	8.24	[7]	2,984.23		[8]	.23	[8]	2.19	[8]
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40		2,212.25			.24		2.70
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.21		1,483.27			.27		2.70
12/31/2017[5,12]	12.74	.27	.14	.41	(.26)	—	(.26)	12.89	3.25	[7]	2,061.26		[8]	.26	[8]	2.29	[8]

52 The Bond Fund of America / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Ratio of net income to average net assets[3]
Class 529-A:
6/30/2020[5,6]	$13.09	$.12	$.93	$1.05	$(.15)	$—	$(.15)	$13.99	8.03%[7]	$1,347.63%[8]				.63%[8]		1.79%[8]
12/31/2019	12.57	.30	.69	.99	(.29)	(.18)	(.47)	13.09	7.95	1,174.66				.66		2.29
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	—	(.29)	12.57	(.21)	1,003.69				.69		2.29
12/31/2017	12.72	.24	.16	.40	(.23)	—	(.23)	12.89	3.14	1,022.68				.68		1.84
12/31/2016	12.59	.22	.12	.34	(.21)	—	(.21)	12.72	2.66	917.69				.69		1.71
12/31/2015	12.81	.22	(.20)	.02	(.24)	—	(.24)	12.59	.13	898.70				.70		1.71
Class 529-C:
6/30/2020[5,6]	13.09	.07	.93	1.00	(.10)	—	(.10)	13.99	7.63 [7]	190		1.37	[8]	1.37	[8]	1.06	[8]
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.16	180		1.40		1.40		1.56
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.94)	191		1.43		1.43		1.55
12/31/2017	12.72	.14	.16	.30	(.13)	—	(.13)	12.89	2.35	232		1.44		1.44		1.07
12/31/2016	12.59	.12	.12	.24	(.11)	—	(.11)	12.72	1.88	322		1.45		1.45		.95
12/31/2015	12.81	.12	(.20)	(.08)	(.14)	—	(.14)	12.59	(.63)	337		1.46		1.46		.95
Class 529-E:
6/30/2020[5,6]	13.09	.10	.93	1.03	(.13)	—	(.13)	13.99	7.93 [7]	53.81			[8]	.81	[8]	1.61	[8]
12/31/2019	12.57	.28	.69	.97	(.27)	(.18)	(.45)	13.09	7.75	46.85				.85		2.11
12/31/2018	12.89	.27	(.32)	(.05)	(.27)	—	(.27)	12.57	(.40)	43.88				.88		2.10
12/31/2017	12.72	.21	.16	.37	(.20)	—	(.20)	12.89	2.93	47.88				.88		1.63
12/31/2016	12.59	.19	.12	.31	(.18)	—	(.18)	12.72	2.45	48.90				.90		1.50
12/31/2015	12.81	.19	(.20)	(.01)	(.21)	—	(.21)	12.59	(.08)	48.91				.91		1.50
Class 529-T:
6/30/2020[5,6]	13.09	.13	.93	1.06	(.16)	—	(.16)	13.99	8.14 [7,9]	—	[10]	.41	[8,9]	.41	[8,9]	2.00	[8,9]
12/31/2019	12.57	.33	.69	1.02	(.32)	(.18)	(.50)	13.09	8.20 [9]	—	[10]	.42	[9]	.42	[9]	2.51	[9]
12/31/2018	12.89	.32	(.32)	— [13]	(.32)	—	(.32)	12.57	.04 [9]	—	[10]	.44	[9]	.44	[9]	2.54	[9]
12/31/2017[5,11]	12.81	.20	.07	.27	(.19)	—	(.19)	12.89	2.10 [7,9]	—	[10]	.45	[8,9]	.45	[8,9]	2.08	[8,9]

The Bond Fund of America / Prospectus 53

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Ratio of net income to average net assets[3]
Class 529-F-1:
6/30/2020[5,6]	$13.09	$.13	$.93	$1.06	$(.16)	$—	$(.16)	$13.99	8.15%[7]	$148.39%[8]			.39%[8]		2.03%[8]
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.20	128.42			.42		2.53
12/31/2018	12.89	.32	(.32)	— [13]	(.32)	—	(.32)	12.57	.03	102.44			.44		2.54
12/31/2017	12.72	.27	.16	.43	(.26)	—	(.26)	12.89	3.37	88.45			.45		2.06
12/31/2016	12.59	.25	.12	.37	(.24)	—	(.24)	12.72	2.89	77.46			.46		1.94
12/31/2015	12.81	.25	(.20)	.05	(.27)	—	(.27)	12.59	.36	71.47			.47		1.94
Class R-1:
6/30/2020[5,6]	13.09	.07	.93	1.00	(.10)	—	(.10)	13.99	7.65 [7]	38	1.34	[8]	1.34	[8]	1.09	[8]
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.21	39	1.35		1.35		1.61
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.89)	30	1.37		1.37		1.60
12/31/2017	12.72	.15	.16	.31	(.14)	—	(.14)	12.89	2.43	34	1.37		1.37		1.14
12/31/2016	12.59	.13	.12	.25	(.12)	—	(.12)	12.72	1.97	42	1.37		1.37		1.03
12/31/2015	12.81	.13	(.20)	(.07)	(.15)	—	(.15)	12.59	(.53)	47	1.36		1.36		1.05
Class R-2:
6/30/2020[5,6]	13.09	.07	.93	1.00	(.10)	—	(.10)	13.99	7.66 [7]	449	1.32	[8]	1.32	[8]	1.11	[8]
12/31/2019	12.57	.22	.69	.91	(.21)	(.18)	(.39)	13.09	7.22	410	1.34		1.34		1.61
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.88)	400	1.36		1.36		1.61
12/31/2017	12.72	.15	.16	.31	(.14)	—	(.14)	12.89	2.44	456	1.36		1.36		1.15
12/31/2016	12.59	.13	.12	.25	(.12)	—	(.12)	12.72	1.98	514	1.35		1.35		1.05
12/31/2015	12.81	.14	(.20)	(.06)	(.16)	—	(.16)	12.59	(.51)	545	1.34		1.34		1.07
Class R-2E:
6/30/2020[5,6]	13.09	.09	.93	1.02	(.12)	—	(.12)	13.99	7.82 [7]	41	1.03	[8]	1.03	[8]	1.40	[8]
12/31/2019	12.57	.25	.69	.94	(.24)	(.18)	(.42)	13.09	7.53	33	1.05		1.05		1.90
12/31/2018	12.89	.24	(.32)	(.08)	(.24)	—	(.24)	12.57	(.59)	26	1.07		1.07		1.92
12/31/2017	12.72	.19	.16	.35	(.18)	—	(.18)	12.89	2.75	20	1.06		1.06		1.48
12/31/2016	12.59	.17	.12	.29	(.16)	—	(.16)	12.72	2.31	9	1.05		1.05		1.36
12/31/2015	12.81	.18	(.19)	(.01)	(.21)	—	(.21)	12.59	(.07)	1.96			.96		1.41

54 The Bond Fund of America / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]		Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]		Ratio of net income to average net assets[3]
Class R-3:
6/30/2020[5,6]	$13.09	$.10	$.93	$1.03	$(.13)	$—	$(.13)	$13.99	7.90%[7]	$704.87%[8]			.87%[8]		1.56%[8]
12/31/2019	12.57	.27	.69	.96	(.26)	(.18)	(.44)	13.09	7.70	633.89			.89		2.06
12/31/2018	12.89	.26	(.32)	(.06)	(.26)	—	(.26)	12.57	(.43)	582.91			.91		2.06
12/31/2017	12.72	.21	.16	.37	(.20)	—	(.20)	12.89	2.90	622.91			.91		1.61
12/31/2016	12.59	.19	.12	.31	(.18)	—	(.18)	12.72	2.43	651.91			.91		1.49
12/31/2015	12.81	.19	(.20)	(.01)	(.21)	—	(.21)	12.59	(.08)	662.91			.91		1.50
Class R-4:
6/30/2020[5,6]	13.09	.12	.93	1.05	(.15)	—	(.15)	13.99	8.06 [7]	630.57		[8]	.57	[8]	1.86	[8]
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.03	567.59			.59		2.37
12/31/2018	12.89	.30	(.32)	(.02)	(.30)	—	(.30)	12.57	(.13)	518.61			.61		2.37
12/31/2017	12.72	.25	.16	.41	(.24)	—	(.24)	12.89	3.22	583.60			.60		1.91
12/31/2016	12.59	.23	.12	.35	(.22)	—	(.22)	12.72	2.75	556.60			.60		1.80
12/31/2015	12.81	.23	(.20)	.03	(.25)	—	(.25)	12.59	.24	512.59			.59		1.82
Class R-5E:
6/30/2020[5,6]	13.09	.13	.93	1.06	(.16)	—	(.16)	13.99	8.17 [7]	65.36		[8]	.36	[8]	2.05	[8]
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.25	43.37			.37		2.53
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.09	8.40			.40		2.63
12/31/2017	12.72	.27	.16	.43	(.26)	—	(.26)	12.89	3.39	— [10]	.42		.40		2.11
12/31/2016	12.59	.25	.12	.37	(.24)	—	(.24)	12.72	2.89	— [10]	.47		.47		1.91
12/31/2015[5,14]	12.66	.03	(.06)	(.03)	(.04)	—	(.04)	12.59	(.24)[7]	— [10]	.05	[7]	.05	[7]	.22	[7]
Class R-5:
6/30/2020[5,6]	13.09	.14	.93	1.07	(.17)	—	(.17)	13.99	8.22 [7]	178.27		[8]	.27	[8]	2.16	[8]
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.35	173.29			.29		2.67
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.17	163.31			.31		2.67
12/31/2017	12.72	.29	.16	.45	(.28)	—	(.28)	12.89	3.52	176.30			.30		2.21
12/31/2016	12.59	.27	.12	.39	(.26)	—	(.26)	12.72	3.05	149.31			.31		2.13
12/31/2015	12.81	.27	(.20)	.07	(.29)	—	(.29)	12.59	.54	206.30			.30		2.11

The Bond Fund of America / Prospectus 55

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments/ waivers[4]	Ratio of expenses to average net assets after reimburse- ments/ waivers[3,4]	Ratio of net income to average net assets[3]
Class R-6:
6/30/2020[5,6]	$13.09	$.14	$.93	$1.07	$(.17)	$—	$(.17)	$13.99	8.25%[7]	$11,395.22%[8]		.22%[8]	2.21%[8]
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	10,434.24		.24	2.72
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.22	8,116.26		.26	2.73
12/31/2017	12.72	.29	.16	.45	(.28)	—	(.28)	12.89	3.58	6,351.25		.25	2.27
12/31/2016	12.59	.27	.12	.39	(.26)	—	(.26)	12.72	3.11	3,849.25		.25	2.15
12/31/2015	12.81	.28	(.20)	.08	(.30)	—	(.30)	12.59	.58	2,710.25		.25	2.16

	Six months ended June 30, 2020[5,6,7]	Year ended December 31,
Portfolio turnover rate for all share classes[15]		2019	2018	2017	2016	2015
Excluding mortgage dollar roll transactions	72%	127%	121%	170%	168%	151%
Including mortgage dollar roll transactions	247%	286%	356%	379%	363%	401%

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company and/or the fund’s transfer agent. During some of the periods shown, Capital Research and Management Company reimbursed a portion of the fund's transfer agent services fees for certain share classes. In addition, during one of the periods shown, the fund’s transfer agent waived a portion of the fund’s transfer agent services fees for Class F-3 shares.

4 Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.

5 Based on operations for a period that is less than a full year.

6 Unaudited.

7 Not annualized.

8 Annualized.

9 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

10 Amount less than $1 million.

11 Class T and 529-T shares began investment operations on April 7, 2017.

12 Class F-3 shares began investment operations on January 27, 2017.

13 Amount less than $.01.

14 Class R-5E shares began investment operations on November 20, 2015.

15 Rates do not include the fund’s portfolio activity with respect to any Central Funds.

56 The Bond Fund of America / Prospectus

Appendix

Sales charge waivers

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred (back-end) sales charge (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. Please contact the applicable intermediary with any questions regarding how the intermediary applies the policies described below and to ensure that you understand what steps you must take to qualify for any available waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts. If you change intermediaries after you purchase fund shares, the policies and procedures of the new service provider (either your new intermediary or the fund’s transfer agent) will apply to your account. Those policies may be more or less favorable than those offered by the intermediary through which you purchased your fund shares. You should review any policy differences before changing intermediaries.

Class A Shares front-end sales charge waivers available at Ameriprise Financial:

The following information applies to Class A shares purchases if you have an account with or otherwise purchase fund shares through Ameriprise Financial:

Effective January 1, 2019, shareholders purchasing fund shares through an Ameriprise Financial platform or account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI:

· Employer-sponsored retirement plans established prior to April 1, 2004 and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

· Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available)

· Shares purchased by third-party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available)

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family)

· Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges

The Bond Fund of America / Prospectus     57

of Class C shares for sales charge waived shares, that waiver will also apply to such exchanges

· Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

· Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, as well as 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans established prior to April 1, 2004 that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (i.e. Rights of Reinstatement)

D.A. Davidson & Co.

Front-end sales charge waivers on Class A shares available at D.A. Davidson (effective January 1, 2020)

· Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions

· Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures

CDSC Waivers on Classes A and C shares available at D.A. Davidson

• Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

58     The Bond Fund of America / Prospectus

· Breakpoints as described in this prospectus

· Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

Edward Jones

Effective on or after May 1, 2020, clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from breakpoints and waivers described elsewhere in the mutual fund prospectus or SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the American Funds or other facts qualifying the purchaser for breakpoints or waivers. Edward Jones can ask for documentation of such circumstance.

Breakpoints

Rights of accumulation (ROA)

The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any money market funds and retirement plan share classes) of the American Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). This includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the calculation of rights of accumulation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation.

ROA is determined by calculating the higher of cost or market value (current shares x net asset value).

Letter of intent (LOI)

Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not covered under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

The Bond Fund of America / Prospectus     59

Sales charge waivers

Sales charges are waived for the following shareholders and in the following situations:

· Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing

· Shares purchased in an Edward Jones fee-based program

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment

· Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account

· Shares exchanged into class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus

· Exchanges from class C shares to class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones

· Purchases of Class 529-A shares through a rollover from another 529 plan

Contingent deferred sales charge (CDSC) waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

· The death or disability of the shareholder

· Systematic withdrawals with up to 10% per year of the account value

· Return of excess contributions from an Individual Retirement Account (IRA)

· Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

· Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones

· Shares exchanged in an Edward Jones fee-based program

· Shares acquired through NAV reinstatement

Other Important Information

Minimum purchase amounts

· $250 initial purchase minimum

· $50 subsequent purchase minimum

60     The Bond Fund of America / Prospectus

Minimum balances

· Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

— A fee-based account held on an Edward Jones platform

— A 529 account held on an Edward Jones platform

— An account with an active systematic investment plan or letter of intent (LOI)

Changing share classes

· At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares, or Class R-4 shares for retirement plans with at least $1 million, so long as the shareholder is eligible to purchase the Class A or R-4 shares pursuant to the prospectus. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sale charge as disclosed in the prospectus

Janney Montgomery Scott LLC

Effective May 1, 2020, if you purchase fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)

· Shares acquired through a right of reinstatement

· Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures

CDSC waivers on Class A and C shares available at Janney

· Shares sold upon the death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus

· Shares purchased in connection with a return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus

· Shares sold to pay Janney fees but only if the transaction is initiated by Janney

The Bond Fund of America / Prospectus     61

· Shares acquired through a right of reinstatement

· Shares exchanged into the same share class of a different fund unless otherwise provided in the Prospectus

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent

· Breakpoints as described in the fund’s Prospectus

· Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

*Also referred to as an “initial sales charge.”

Merrill Lynch, Pierce, Fenner & Smith

Shareholders purchasing fund shares through a Merrill Lynch platform or account are eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales charge waivers on Class A shares available at Merrill Lynch

· Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. Except as provided below, Class A shares are not currently available to new plans described in this waiver. Plans that invested in Class A shares of any of the funds without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase American Funds Class A shares without any initial or contingent deferred sales charge

· Shares purchased by or through a 529 Plan. Class A shares are not currently available to the plans described in this waiver

· Shares purchased through a Merrill Lynch affiliated investment advisory program. Class A shares are not currently available in the programs described in this waiver

· Shares purchased by third-party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform. Class A shares are not currently available in the accounts described in this waiver

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

62     The Bond Fund of America / Prospectus

· Employees and registered representatives of Merrill Lynch or its affiliates and their family members

· Directors or Trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus

· Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC waivers on Classes A and C shares available at Merrill Lynch

· Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

· Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

· Shares acquired through a right of reinstatement

· Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to Class A and C shares only)

· Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end sales charge discounts available at Merrill Lynch: breakpoints, rights of accumulation and letters of intent

· Breakpoints as described in this prospectus

· Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

· Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

The Bond Fund of America / Prospectus     63

CollegeAmerica accounts

Accounts established through Merrill Lynch, Pierce, Fenner & Smith

Effective June 30, 2020, if you establish or hold your CollegeAmerica account on the Merrill Lynch omnibus platform, the features and policies related to Class 529-A and Class 529-C sales charges (including contingent deferred sales charges), Class 529-A sales charge waiver eligibility, and Class 529-C conversion period will be different than referenced in this document and will be governed by the Merrill Lynch Unit Class Disclosure and Terms and Conditions provided to you by Merrill Lynch prior to establishing your account.

Importantly, if you establish or hold your CollegeAmerica account on the Merrill Lynch omnibus platform, then you are eligible for Class 529-A shares at net asset value if your CollegeAmerica 529 plan assets with Merrill Lynch are $250,000 or more, you participate through an approved corporate 529 plan, or you qualify for Merrill Lynch Investment Advisory Relationship Based Pricing (discussed below). If your 529 plan assets are less than $250,000 you are generally eligible to purchase Class 529-C shares. Among other things, Class 529-C shares generally will be automatically converted to Class 529-A shares (not subject to an initial sales charge) after four years from their respective dates of purchase.

Merrill Lynch Investment Advisory Relationship Based Pricing

Effective November 23, 2020, an account will be automatically eligible to purchase Class 529-A at net asset value regardless of the assets in the CollegeAmerica account if:

(1) at the time of purchase, the account is linked to a client household relationship in one or more of the Merrill Lynch investment advisory programs listed below; and

(2) at the time of purchase the client household relationship has combined assets held in any account through Merrill Lynch (excluding insurance, annuities, 401k assets, assets in defined benefit plan accounts and in BlackRock program accounts) that are equal to or greater than $250,000.

The following is a list of Merrill Lynch investment advisory programs that are included when determining eligibility: Merrill Lynch Investment Advisory Program, Managed Account Service (MAS), Strategic Portfolio Advisor Service (SPA), Merrill Guided Investment advisor programs (i.e., Merrill Guided Investing, Merrill Guided Investing with Advisor and Merrill Edge Advisory Account programs), Institutional Investment Consulting (IIC), and any future Merrill Lynch sponsored and managed investment advisory programs.

Beginning on November 23, 2020, the $250,000 asset level is used to determine initial eligibility and is not a factor for continued participation in this relationship based pricing program after the date of first qualifying. If a participant’s enrollment in any of the above investment advisory programs is terminated (whether by the participant or by Merrill Lynch), the account will no longer be eligible for this benefit.

As previously noted, this relationship based pricing program will be effective November 23, 2020. However, the program will be retroactively applied to any contribution to an account eligible for such relationship based pricing, as described above, between October 26, 2020 and November 23, 2020 that was used to purchase Class 529-C shares. For any such contribution, Merrill Lynch will automatically exchange the

64     The Bond Fund of America / Prospectus

purchased Class 529-C shares for Class 529-A shares (without an initial sales charge) as soon as administratively feasible following November 23, 2020.

Merrill Lynch reserves the right to terminate this relationship based pricing program at any time with prior notice to participants.

Rollover assets from another 529 plan may be invested in Class 529-A shares at net asset value. This policy applies to accounts on the Merrill Lynch platform and accounts held by the fund’s transfer agent.

Please contact your Merrill Lynch advisor with any questions.

Morgan Stanley Wealth Management

Morgan Stanley Wealth Management Class A share front-end sales charge waiver

Morgan Stanley Wealth Management clients purchasing or converting to Class A shares of the fund through Morgan Stanley transactional brokerage accounts are entitled to a waiver of the front-end load in the following additional circumstances:

· Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

· Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

· Class C (level load) share positions that are no longer subject to a contingent deferred sales charge and are converted to a Class A share in the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

· Effective June 1, 2020, Morgan Stanley, on your behalf, can convert Class F-1 shares to Class A shares without a sales charge if they were initially transferred to the transactional brokerage account or converted from Class C shares

· Shares purchased from the proceeds of redemptions within the same fund family under a Rights of Reinstatement provision, provided the repurchase occurs within 90 days following the redemption, the redemption and purchase occur in the same account, and redeemed shares were subject to a front-end or deferred sales load

Effective June 30, 2020, Morgan Stanley Wealth Management clients purchasing or converting to Class 529-A shares of the fund through Morgan Stanley transactional brokerage accounts are entitled to a waiver of the front-end load in the following additional circumstances:

· Shares purchased through a rollover from another 529 plan

· Recontribution(s) of a refunded qualified higher education expense

Unless specifically described above, no other front-end load waivers are available to mutual fund purchases by Morgan Stanley Wealth Management clients.

Morgan Stanley Wealth Management Class R-4 share employer-sponsored retirement plan eligibility

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

The Bond Fund of America / Prospectus     65

Oppenheimer & Co., Inc. (OPCO)

Effective June 1, 2020, shareholders purchasing fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at OPCO

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

· Employees and registered representatives of OPCO or its affiliates and their family members

· Directors or trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC waivers on Class A and C shares available at OPCO

· Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

· Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

· Shares acquired through a right of reinstatement

Front-end load discounts available at OPCO: breakpoints, rights of accumulation and letters of intent

· Breakpoints as described in this prospectus

· Rights of accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

66     The Bond Fund of America / Prospectus

Raymond James & Associates, Inc., Raymond James Financial Services, Inc., and

each entity’s affiliates (“Raymond James”) Class A share front-end sales charge waiver

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales charge waivers on Class A shares available at Raymond James

· Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions

· Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

· A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James

CDSC waivers on Classes A and C shares available at Raymond James

· Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus

· Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at Raymond James: breakpoints, rights of accumulation and/or letters of intent

· Breakpoints as described in this prospectus

· Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets

The Bond Fund of America / Prospectus     67

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

Robert W. Baird & Co. Incorporated (Baird)

Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-end sales charge waivers on Class A shares available at Baird

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

· Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird

Shares purchased from the proceeds of redemptions from another fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account

· s, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

CDSC waivers on Class A and C shares available at Baird

· Shares sold due to death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Shares bought due to returns of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus

· Shares sold to pay Baird fees but only if the transaction is initiated by Baird

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at Baird: breakpoints and/or rights of accumulation

· Breakpoints as described in this prospectus

· Rights of accumulation which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent (LOI) allow for breakpoint discounts based on anticipated purchases of fund family assets through Baird, over a 13-month period of time

68     The Bond Fund of America / Prospectus

Stifel, Nicolaus & Company, Incorporated ("Stifel")

Effective July 1, 2020, shareholders purchasing fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver

Front-end sales load waiver on Class A shares

· Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same fund pursuant to Stifel's policies and procedures

All other sales charge waivers and reductions described elsewhere in the fund’s prospectus or SAI still apply. For accounts held by the fund’s transfer agent, the fund’s standard C share conversion schedule of 8 years applies.

U.S. Bancorp Investments, Inc.

Class C to Class A share conversions at U.S. Bancorp Investments, Inc.

Effective November 30, 2020, a shareholder in the fund’s Class C shares will have their shares systematically converted at net asset value to Class A shares of the same fund in the month of the six-year anniversary of the purchase date, if the shares are no longer subject to a CDSC and the conversion is consistent with U.S. Bancorp Investments, Inc. share class exchange policy. This policy does not apply to accounts held with the fund’s transfer agent. Accounts held with the fund’s transfer agent will convert pursuant to the fund’s policy described in this prospectus.

The Bond Fund of America / Prospectus     69

For shareholder services	American Funds Service Company (800) 421-4225
For retirement plan services	Call your employer or plan administrator
For 529 plans	American Funds Service Company (800) 421-4225, ext. 529
For 24-hour information	American FundsLine (800) 325-3590 capitalgroup.com For Class R share information, visit AmericanFundsRetirement.com

Telephone calls you have with Capital Group may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to Capital Group on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail. Liability is not limited as a result of any material misstatement or omission introduced in the translation.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Program description The CollegeAmerica® 529 program description contains additional information about the policies and services related to 529 plan accounts.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, capitalgroup.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, capitalgroup.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at 333 South Hope Street, Los Angeles, California 90071-1406.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-008-1020P Litho in USA CGD/DFS/8005 Investment Company File No. 811-02444

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

The Bond Fund of America®

Part B
Statement of Additional Information

October 30, 2020

This document is not a prospectus but should be read in conjunction with the current prospectus of The Bond Fund of America (the “fund”) dated October 30, 2020. You may obtain a prospectus from your financial professional, by calling American Funds Service Company® at (800) 421-4225 or by writing to the fund at the following address:

The Bond Fund of America
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial professional, investment dealer, plan recordkeeper or employer for more information.

Class A	ABNDX	Class 529-A	CFAAX	Class R-1	RBFAX
Class C	BFACX	Class 529-C	CFACX	Class R-2	RBFBX
Class T	TBFFX	Class 529-E	CFAEX	Class R-2E	RBEBX
Class F-1	BFAFX	Class 529-T	TFBFX	Class R-3	RBFCX
Class F-2	ABNFX	Class 529-F-1	CFAFX	Class R-4	RBFEX
Class F-3	BFFAX	Class 529-F-2	FFBOX	Class R-5E	RBFHX
		Class 529-F-3	FBOFX	Class R-5	RBFFX
				Class R-6	RBFGX

Investment portfolio
Financial statements

The Bond Fund of America — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

· The fund will invest at least 80% of its assets in bonds and other debt instruments, including cash equivalents and certain preferred securities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swap agreements.

· The fund will invest at least 60% of its assets in debt securities rated A3 or better or A- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser, including U.S. government securities, money market instruments or cash. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

· The fund may invest up to 40% of its assets in debt securities rated below A3 and below A- by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

· The fund may invest up to 10% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

· While the fund may not make direct purchases of common stocks or warrants or rights to acquire common stocks, the fund may invest in debt securities that are issued together with common stock or other equity interests or in securities that have equity conversion, exchange or purchase rights. The fund may hold up to 5% of its assets in common stock, warrants and rights acquired after sales of the corresponding debt securities or received in exchange for debt securities.

· In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

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Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objective, strategies and risks.”

Market conditions – The value of, and the income generated by, the securities in which the fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. Rapid or unexpected changes in market conditions could cause the fund to liquidate its holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation, or currency rates, or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The fund could be negatively impacted if the value of a portfolio holding were harmed by such conditions or events.

Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Market disruptions may exacerbate political, social, and economic risks. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Such events can be highly disruptive to economies and markets and significantly impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the fund’s investments and operation of the fund. These events could disrupt businesses that are integral to the fund’s operations or impair the ability of employees of fund service providers to perform essential tasks on behalf of the fund.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs and significantly lower interest rates. These actions may result in significant expansion of public debt and may result in greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Debt instruments — Debt securities, also known as “fixed income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations

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will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted, and may continue to impact, interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside of the U.S., may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

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Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Inflation-linked bonds — The fund may invest in inflation-linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation-linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation-linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation-linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation-linked securities are currently the largest part of the inflation-linked market, the fund may invest in corporate inflation-linked securities.

The value of inflation-linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-linked securities. There can be no assurance, however, that the value of inflation-linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation-linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation-linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation-linked securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

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Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may

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entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

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Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the Veterans Administration (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank (“Exim Bank”), the Overseas Private Investment Corporation (“OPIC”), the Commodity Credit Corporation (“CCC”) and the Small Business Administration (“SBA”).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

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Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — The fund may invest in various debt obligations backed by pools of mortgages, corporate loans or other assets including, but not limited to, residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. The risks of an investment in these obligations depend in part on the type of the collateral securing the obligations and the class of the instrument in which the fund invests. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other

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mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

Collateralized bond obligations (CBOs) and collateralized loan obligations (CLOs) — A CBO is a trust typically backed by a diversified pool of fixed-income securities, which may include high risk, lower rated securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including lower rated loans. CBOs and CLOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest and highest yielding portion is the “equity” tranche which bears the bulk of any default by the bonds or loans in the trust and is constructed to protect the other, more senior tranches from default. Since they are partially protected from defaults, the more senior tranches typically have higher ratings and lower yields than the underlying securities in the trust and can be rated investment grade. Despite the protection from the equity tranche, the more senior tranches can still experience substantial losses due to actual defaults of the underlying assets, increased sensitivity to defaults due to impairment of the collateral or the more junior tranches, market anticipation of defaults, as well as potential general aversions to CBO or CLO securities as a class. Normally, these securities are privately offered and sold, and thus, are not registered under the securities laws. CBOs and CLOs may be less liquid, may exhibit greater price volatility and may be more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

Municipal bonds — Municipal bonds are debt obligations that are exempt from federal, state and/or local income taxes. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

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The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Insured municipal bonds — The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. Insurance that covers a municipal bond is expected to protect the fund against losses caused by a bond issuer’s failure to make interest or principal payments. However, insurance does not guarantee the market value of the bond or the prices of the fund’s shares. Also, the investment adviser cannot be certain that the insurance company will make payments it guarantees. The market value of the bond could drop if a bond's insurer fails to fulfill its obligations. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. When rating agencies lower or withdraw the credit rating of the insurer, the insurance may be providing little or no enhancement of credit or resale value to the municipal bond.

Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact the value of these securities. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different

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accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.”

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s

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liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Insufficient market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

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Litigation — The fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Currency transactions — The fund may enter into currency transactions on a spot (i.e., cash) basis at the prevailing rate in the currency exchange market to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Some forward currency contracts, called non-deliverable forwards or NDFs, do not call for physical delivery of the currency and are instead settled through cash payments. Forward currency contracts are typically privately negotiated and traded in the interbank market between large commercial banks (or other currency traders) and their customers. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell a non-U.S. currency against another non-U.S. currency.

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates, as well as foreign currency transactions, can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Such intervention or other events could prevent the fund from entering into foreign currency transactions, force the fund to exit such transactions at an unfavorable time or price or result in penalties to the fund, any of which may result in losses to the fund.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

The realization of gains or losses on foreign currency transactions will usually be a function of the investment adviser’s ability to accurately estimate currency market movements. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. In addition, while entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. See also the “Derivatives” section under "Description of certain securities, investment techniques and risks" for a general description of investment techniques and risks relating to derivatives, including certain currency forwards.

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Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund may enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which increase the fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if

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it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Repurchase agreements — The fund may enter into repurchase agreements, or “repos”, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repo may be considered a loan by the fund that is collateralized by the security purchased. Repos permit the fund to maintain liquidity and earn income over periods of time as short as overnight.

The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. In tri-party repos, a third party custodian, called a clearing bank, facilitates repo clearing and settlement, including by providing collateral management services. However, as an alternative to tri-party repos, the fund could enter into bilateral repos, where the parties themselves are responsible for settling transactions.

The fund will only enter into repos involving securities of the type in which it could otherwise invest. If the seller under the repo defaults, the fund may incur a loss if the value of the collateral securing the repo has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less.

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Commercial paper — The fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the 1933 Act. Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the fund’s board of trustees.

Variable and floating rate obligations — The interest rates payable on certain securities and other instruments in which the fund may invest may not be fixed but may fluctuate based upon changes in market interest rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market interest rates or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares.

The London Interbank Offered Rate (“LIBOR”) is one of the most widely used interest rate benchmarks and is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On July 27, 2017, the U.K. Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade or compel banks to submit rates for the calculation of LIBOR after 2021. As a result, post-2021, LIBOR may no longer be available or may no longer be deemed an appropriate reference rate upon which to determine the interest rate on certain loans, bonds, derivatives and other instruments in the fund’s portfolio. In light of this eventuality, public and private sector industry initiatives are currently underway to identify new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. This, in turn, may affect the value or return on certain of the fund’s investments, result in costs incurred in connection with closing out positions and entering into new trades and reduce the effectiveness of related fund transactions such as hedges. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. Relatedly, there are outstanding contracts governing bonds and other instruments which reference LIBOR that are due to mature beyond the end of 2021. These “legacy contracts” will

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need to be transitioned to an alternative reference rate, and a failure to do so may adversely impact the security (for example, under existing contract language the instrument could fall back to a fixed rate or have no fallback rate) and create contractual uncertainty, as well as market and litigation risk. These risks may also apply with respect to potential changes in connection with other interbank offering rates (e.g., Euribor) and other indices, rates and values that may be used as “benchmarks” and are the subject of recent regulatory reform.

Loan assignments and participations — The fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and will be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

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The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, a limited number of investors may be interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund’s interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by securities laws.

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Inverse floating rate notes — The fund may invest in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in these instruments’ interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers.” Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Some fund holdings (including some restricted securities) may be deemed illiquid if the fund expects that a reasonable portion of the holding cannot be sold in seven calendar days or less without the sale significantly changing the market value of the investment. The determination of whether a holding is considered illiquid is made by the fund’s adviser under a liquidity risk management program adopted by the fund’s board and administered by the fund’s adviser. The fund may incur significant additional costs in disposing of illiquid securities.

Maturity — There are no restrictions on the maturity composition of the portfolio. The fund invests in debt securities with a wide range of maturities. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

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Derivatives — In pursuing its investment objective, the fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts, as described above under “Currency transactions,” the fund may take positions in futures contracts, interest rate swaps and credit default swap indices, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (OTC) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the fund as a result of the failure of the fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a derivative instrument may result in losses. Further, if a fund’s counterparty were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor and delay or impede the fund’s ability to receive the net amount of payments that it is contractually entitled to receive.

The value of some derivative instruments in which the fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the fund’s other investments, the ability of the fund to successfully utilize such derivative instruments may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the fund could be exposed to the risk of loss.

Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the fund’s derivative positions, the fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund.

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Because certain derivative instruments may obligate the fund to make one or more potential future payments, which could significantly exceed the value of the fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the fund’s investment in the instrument. When a fund leverages its portfolio, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. In accordance with applicable regulatory requirements, the fund will generally segregate or earmark liquid assets, or enter into offsetting financial positions, to cover its obligations under derivative instruments, effectively limiting the risk of leveraging the fund’s portfolio. Because the fund is legally required to maintain asset coverage or offsetting positions in connection with leveraging derivative instruments, the fund’s investments in such derivatives may also require the fund to buy or sell portfolio securities at disadvantageous times or prices in order to comply with applicable requirements.

Futures — The fund may enter into futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. Futures contracts are standardized, exchange-traded contracts, and, when a futures contract is bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in

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segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date with the same FCM. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund is generally required to segregate liquid assets equivalent to the fund’s outstanding obligations under each futures contract. With respect to long positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount equal to the contract price the fund will be required to pay on settlement less the amount of margin deposited with an FCM. For short positions in futures contracts that are not legally required to cash settle, the fund will segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the market value of the reference asset underlying the futures contract. With respect to futures contracts that are required to cash settle, however, the fund is permitted to segregate or earmark liquid assets in an amount that, when added to the amounts deposited with an FCM as margin, equals the fund’s daily marked-to-market (net) obligation under the contract (i.e., the daily market value of the contract itself), if any; in other words, the fund may set aside its daily net liability, if any, rather than the notional value of the futures contract. By segregating or earmarking assets equal only to its net obligation under cash-settled futures, the fund may be able to utilize these contracts to a greater extent than if the fund were required to segregate or earmark assets equal to the full contract price or current market value of the futures contract. Such segregation of assets is intended to ensure that the fund has assets available to satisfy its obligations with respect to futures contracts and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain a sufficient amount of segregated assets, the fund may also have to sell less liquid portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing

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positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets held to cover its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is based on a designated short-term interest rate such as the London Interbank Offered Rate (LIBOR), prime rate or other benchmark. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The fund will generally segregate assets with a daily value at least equal to the excess, if any, of the fund’s accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement, less the value of any posted margin or collateral on deposit with respect to the position.

The use of interest rate swaps involves certain risks, including losses if interest rate changes are not correctly anticipated by the fund’s investment adviser. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap agreement or declares bankruptcy, the fund may lose any amount it expected to receive from the counterparty. Certain interest rate swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. Additionally, the term of an interest rate swap can be days, months or years and, as a result, certain swaps may be less liquid than others.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the fund may invest in credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”). A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on

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high-yield bonds. In a typical CDSIs transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits. Also, if a restructuring credit event occurs in an iTraxx index, the fund as protection buyer may receive a single name credit default swap (CDS) contract representing the relevant constituent.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

The use of CDSI, like all other swap agreements, is subject to certain risks, including the risk that the fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the fund might have may be subject to applicable bankruptcy laws, which could delay or limit the fund’s recovery. Thus, if the fund’s counterparty to a CDSI transaction defaults on its obligation to make payments thereunder, the fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays. Certain CDSI transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps.

Additionally, when the fund invests in a CDSI as a protection seller, the fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDSI is based, the investment could result in losses to the fund.

Pursuant to regulations and published positions of the U.S. Securities and Exchange Commission, the fund’s obligations under a CDSI agreement will be accrued daily and, where applicable, offset against any amounts owing to the fund. In connection with CDSI transactions in which the fund acts as protection buyer, the fund will segregate liquid assets with a value at least equal to the fund’s exposure (i.e., any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis, less the value of any posted margin. When the fund acts as protection seller, the fund will segregate liquid assets with a value at least equal to the full notional amount of the swap, less the value of any posted margin. Such segregation is intended to ensure that the fund has assets available to satisfy its obligations with respect to CDSI transactions and to limit any potential leveraging of the fund’s portfolio. However, segregation of liquid assets will not limit the fund’s exposure to loss. To maintain this required margin, the fund may also have to sell portfolio securities at disadvantageous prices,

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and the earmarking of liquid assets will have the effect of limiting the fund’s ability to otherwise invest those assets in other securities or instruments.

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, infection by computer viruses or other malicious software code or unauthorized access to the fund’s digital information systems, networks or devices through “hacking” or other means, in each case for the purpose of misappropriating assets or sensitive information (including, for example, personal shareholder information), corrupting data or causing operational disruption or failures in the physical infrastructure or operating systems that support the fund. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, which, in turn, could cause the fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Interfund borrowing and lending — Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the fund may lend money to, and borrow money from, other funds advised by Capital Research and Management Company or its affiliates. The fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. The fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund’s portfolio turnover rates for the fiscal years ended December 31, 2019 and 2018 were 286% and 356%, respectively. The decrease in turnover was due to decreased trading activity during the period. The fund’s portfolio turnover rate excluding mortgage dollar roll transactions for the fiscal year ended December 31, 2019 was 127%. See “Forward commitment, when issued and delayed delivery transactions” above for more information on mortgage dollar rolls. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year. See “Financial highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the last five fiscal years.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

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Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policies 1a and 1e, the fund may borrow money from, or loan money to, other funds managed by Capital Research and Management Company or its affiliates to the extent permitted by applicable law and an exemptive order issued by the SEC.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including derivatives, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment (in accordance with applicable SEC or SEC staff guidance), such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. government, its agencies or government sponsored enterprises or repurchase agreements with respect thereto.

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Management of the fund

Board of trustees and officers

Independent trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William H. Baribault, 1945 Trustee (2010)	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, educational and nonprofit organizations
James G. Ellis, 1947 Trustee (2006)	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	98	Mercury General Corporation	· Service as chief executive officer for multiple companies · Corporate board experience · Service on advisory and trustee boards for charitable, municipal and nonprofit organizations · MBA
Nariman Farvardin, 1956 Trustee (2018)	President, Stevens Institute of Technology	86	None

· Senior management experience, educational institution

· Corporate board experience

· Professor, electrical and computer engineering

· Service on advisory boards and councils for educational, nonprofit and governmental organizations

· MS, PhD, electrical engineering

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Mary Davis Holt, 1950 Trustee (2015-2016; 2017)	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	86	None

· Service as chief operations officer, global media company

· Senior corporate management experience

· Corporate board experience

· Service on advisory and trustee boards for educational, business and nonprofit organizations

· MBA

R. Clark Hooper, 1946 Trustee (2005)	Private investor	89	Former director of The Swiss Helvetia Fund, Inc. (until 2016)	· Senior regulatory and management experience, National Association of Securities Dealers (now FINRA) · Service on trustee boards for charitable, educational and nonprofit organizations
Merit E. Janow, 1958 Trustee (2010)	Dean and Professor, Columbia University, School of International and Public Affairs	88	Mastercard Incorporated; Trimble Inc. Former director of The NASDAQ Stock Market LLC (until 2016)

· Service with Office of the U.S. Trade Representative and U.S. Department of Justice

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Experience as corporate lawyer

· JD

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive) (2010)	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	90	Former director of ClubCorp Holdings, Inc. (until 2017)

· Former U.S. Secretary of Education, U.S. Department of Education

· Former Assistant to the President for Domestic Policy, The White House

· Former senior advisor to the Governor of Texas

· Service on advisory and trustee boards for charitable and nonprofit organizations

Alexandra Trower, 1964 Trustee (2019)	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	85	None	· Service on trustee boards for charitable and nonprofit organizations · Senior corporate management experience · Branding
Paul S. Williams, 1959 Trustee (2020)	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	85

Compass Minerals, Inc. (producer of salt and specialty fertilizers)

Former director of State Auto Financial Corp. (property and casualty insurance company) (until 2015); Bob Evans Farms, Inc. (restaurant company) (until 2017); Essendant, Inc. (business products wholesaler) (until 2019)

· Senior corporate management experience

· Corporate board experience

· Corporate governance experience

· Service on trustee boards for charitable and educational nonprofit organizations

· Securities law expertise

· JD

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Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the fund’s service providers also permit the interested trustees to make a significant contribution to the fund’s board.

Name, year of birth and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
Michael C. Gitlin, 1970 Trustee (2015)	Vice Chairman and Director, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	85	None
Karl J. Zeile, 1966 Trustee (2019)	Partner – Capital Fixed Income Investors, Capital Research and Management Company	20	None

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Other officers5

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Pramod Atluri, 1976 President (2016)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Vice President – Capital Fixed Income Investors, Capital Bank and Trust Company*
Kristine M. Nishiyama, 1970 Executive Vice President (2003)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company*
David J. Betanzos, 1974 Senior Vice President (2016)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
David A. Hoag, 1965 Senior Vice President (2015)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*
Fergus N. MacDonald, 1969 Senior Vice President (2015)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*
Robert H. Neithart, 1965 Senior Vice President (2011)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*; Chairman of the Board, Capital Strategy Research, Inc.*
Steven I. Koszalka, 1964 Secretary (2010)	Vice President – Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer (2011)	Vice President – Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary (2014)	Associate – Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer (2019)	Assistant Vice President – Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer (2015)	Vice President - Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

5 All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2019:

Name	Dollar range[1,2] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds within American Funds family overseen by trustee
Independent trustees
William H. Baribault	None	Over $100,000	$50,001 – $100,000	Over $100,000
James G. Ellis	$10,001 – $50,000	Over $100,000	N/A	N/A
Nariman Farvardin	None	Over $100,000	N/A	Over $100,000
Mary Davis Holt	None	Over $100,000	N/A	N/A
R. Clark Hooper	$10,001 – $50,000	Over $100,000	N/A	Over $100,000
Merit E. Janow	None	Over $100,000	N/A	N/A
Margaret Spellings	$50,001 – $100,000	Over $100,000	N/A	Over $100,000
Alexandra Trower	Over $100,000	Over $100,000	N/A	Over $100,000
Paul S. Williams[4]	$10,001 – $50,000	Over $100,000	N/A	N/A

Name	Dollar range[1,2] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
Interested trustees
Michael C. Gitlin	Over $100,000	Over $100,000
Karl J. Zeile	$50,001 – $100,000	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 N/A indicates that the listed individual, as of December 31, 2019, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

4 Mr. Williams was elected to the board effective January 2, 2020. Information is as of January 31, 2020.

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Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual retainer fee based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the fund generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent trustee each pay a portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

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Trustee compensation earned during the fiscal year ended December 31, 2019:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the fund	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault[2]	$16,953	$398,000
James G. Ellis	17,378	480,500
Nariman Farvardin[2]	16,721	346,200
Mary Davis Holt	16,953	336,700
R. Clark Hooper[2]	15,573	416,175
Merit E. Janow	16,819	378,000
Laurel B. Mitchell[2]	14,889	274,252
Margaret Spellings[2]	17,754	469,975
Alexandra Trower[2]	22,815	301,000
Paul S. Williams (service began January 2, 2020)	N/A	N/A

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2019 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2 Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the end of the 2019 fiscal year for participating trustees is as follows: William H. Baribault ($4,771), Nariman Farvardin ($47,773), R. Clark Hooper ($29,721), Margaret Spellings ($57,707) and Alexandra Trower ($24,776). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.

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Fund organization and the board of trustees — The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 3, 1973, and reorganized as a Delaware statutory trust on March 1, 2011. All fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund’s Class 529 shares, Virginia College Savings PlanSM (Virginia529SM) will vote any proxies relating to the fund’s Class 529 shares. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving

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board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of William H. Baribault, James G. Ellis, Mary Davis Holt and Paul S. Williams. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2019 fiscal year.

The fund has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2019 fiscal year.

The fund has a nominating and governance committee comprised of Nariman Farvardin, R. Clark Hooper, Merit E. Janow, Margaret Spellings and Alexandra Trower. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on

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the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2019 fiscal year.

The independent board members of the fund have oversight responsibility for the fund and certain other funds managed by the investment adviser. As part of their oversight responsibility for these funds, each independent board member sits on one of three fund review committees comprised solely of independent board members. The three committees are divided by portfolio type. Each committee functions independently and is not a decision making body. The purpose of the committees is to assist the board of each fund in the oversight of the investment management services provided by the investment adviser. In addition to regularly monitoring and reviewing investment results, investment activities and strategies used to manage the fund’s assets, the committees also receive reports from the investment adviser’s Principal Investment Officers for the funds, portfolio managers and other investment personnel concerning efforts to achieve the fund’s investment objectives. Each committee reports to the full board of the fund.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund, other American Funds and American Funds Insurance Series. The complete text of these principles is available at capitalgroup.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. The boards of American Funds have established a Joint Proxy Committee (“JPC”) composed of independent board members from each American Funds board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. Certain regulators have granted investment limit relief to the investment adviser and its affiliates, conditioned upon limiting its voting power to specific voting ceilings. To comply with these voting ceilings, the investment adviser will scale back its votes across all funds and clients on a pro-rata basis based on assets. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A notation of any potential conflicts of interest also is included in the summary (see below for a description of Capital Research and Management Company’s special review procedures).

For proxies of securities managed by a particular equity investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision. In cases where a fund is co-managed and a security is held by more than one of the investment adviser’s equity investment

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divisions, the divisions may develop different voting recommendations for individual ballot proposals. If this occurs, and if permitted by local market conventions, the fund’s position will generally be voted proportionally by divisional holding, according to their respective decisions. Otherwise, the outcome will be determined by the equity investment division or divisions with the larger position in the security as of the record date for the shareholder meeting.

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder Services, Glass-Lewis & Co. or other third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the JPC, as appropriate.

From time to time the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with Capital Group, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict. The investment adviser analyzes these proxies and proposals on their merits and does not consider these relationships when casting its vote.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Under the procedures, prior to a final vote being cast by the investment adviser, the relevant proxy committees’ voting results for proxies issued by Interested Parties are reviewed by a Special Review Committee (“SRC”) of the investment division voting the proxy if the vote was in favor of the Interested Party.

If a potential conflict is identified according to the procedure above, the SRC will be provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the party and any other pertinent information. The SRC will evaluate the information and determine whether the decision was in the best interest of fund shareholders. It will then accept or override the voting decision or determine alternative action. The SRC includes senior investment professionals and legal and compliance professionals.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the Capital Group website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of American Funds, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the Capital Group website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote

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management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

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Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on October 1, 2020. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS OMNIBUS ACCOUNT SAINT LOUIS MO	RECORD	CLASS A	47.37%
		CLASS C	9.85
		CLASS F-3	56.98
		CLASS 529-A	18.65
		CLASS 529-C	12.58

PERSHING LLC OMNIBUS ACCOUNT JERSEY CITY NJ	RECORD	CLASS A	7.33
		CLASS C	9.94
		CLASS F-1	6.19
		CLASS F-2	12.06
		CLASS F-3	7.53
		CLASS 529-F-1	5.89

WELLS FARGO CLEARING SERVICES LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER SAINT LOUIS MO	RECORD	CLASS C	8.92
		CLASS F-2	24.60
		CLASS 529-C	5.51

RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCOUNT ST PETERSBURG FL	RECORD	CLASS C	6.25
		CLASS F-2	7.24
		CLASS 529-C	6.07
		CLASS 529-F-1	5.00

VOYA INSTITUTIONAL TRUST COMPANY 401K PLAN WINDSOR CT	RECORD BENEFICIAL	CLASS F-1	11.67

CHARLES SCHWAB & CO INC SPEC CUSTODY ACCT FBO CUSTOMERS #1 SAN FRANCISCO CA	RECORD	CLASS F-1	9.55

TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS OMNIBUS ACCOUNT OMAHA NE	RECORD	CLASS F-1	9.41

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS #2 SAN FRANCISCO CA	RECORD	CLASS F-1	9.12

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NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
NATIONAL FINANCIAL SERVICES LLC FOR EXCLUSIVE BENEFIT OF OUR CUSTOMERS OMNIBUS ACCOUNT JERSEY CITY NJ	RECORD	CLASS F-1	8.02
		CLASS F-2	11.85
		CLASS F-3	13.50

MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS OMNIBUS ACCOUNT JACKSONVILLE FL	RECORD	CLASS F-1	5.12

LPL FINANCIAL --OMNIBUS CUSTOMER ACCOUNT-- SAN DIEGO CA	RECORD	CLASS F-2	22.29

CHARLES SCHWAB & CO INC OMNIBUS ACCOUNT #3 SAN FRANCISCO CA	RECORD	CLASS F-3	9.31

MORGAN STANLEY SMITH BARNEY LLC FOR THE BENEFIT OF ITS CUSTOMERS OMNIBUS ACCOUNT NEW YORK NY	RECORD	CLASS 529-A	6.01
		CLASS 529-C	10.08

TALCOTT RESOLUTION LIFE INS CO SEPARATE ACCOUNT DC 401K HARTFORD CT	RECORD BENEFICIAL	CLASS R-1	12.62

THE CHILAY CORPORATION 401K PLAN GREENWOOD VLG CO	RECORD BENEFICIAL	CLASS R-2E	5.51

TRADER JOE'S COMPANY 401K PLAN ENGLEWOOD CO	RECORD BENEFICIAL	CLASS R-4	7.71

LINCOLN LIFE INSURANCE COMPANY ACCOUNT FORT WAYNE IN	RECORD	CLASS R-4	6.47

VRSCO 401K PLAN HOUSTON TX	RECORD BENEFICIAL	CLASS R-5	11.70

MASSMUTUAL 401K PLAN ATLANTA GA	RECORD BENEFICIAL	CLASS R-5E	11.62

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NAME AND ADDRESS	OWNERSHIP	OWNERSHIP PERCENTAGE
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE BENEFIT OF CUSTOMERS - REINVEST AC #4 SAN FRANCISCO CA	RECORD	CLASS R-5E	11.22

AMERICAN FUNDS BALANCED PORTFOLIO OMNIBUS ACCOUNT NORFOLK VA	RECORD	CLASS R-6	12.22

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND NORFOLK VA	RECORD	CLASS R-6	11.73

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND NORFOLK VA	RECORD	CLASS R-6	11.10

AMERICAN FUNDS GROWTH & INCOME PORTFOLIO OMNIBUS ACCOUNT NORFOLK VA	RECORD	CLASS R-6	8.81

Because Class T and Class 529-T shares are not currently offered to the public, Capital Research and Management Company, the fund’s investment adviser, owns 100% of the fund‘s outstanding Class T and Class 529-T shares.

As of October 1, 2020, the officers and trustees of the fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Unless otherwise noted, references in this statement of additional information to Class F shares, Class R shares or Class 529 shares refer to all F share classes, all R share classes or all 529 share classes, respectively.

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Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Beijing, Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the fund, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as: Bloomberg Barclays U.S. Aggregate Index, JP Morgan Emerging Markets Bond Index Global Diversified, Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index, Bloomberg Barclays U.S. Corporate Investment Grade Index, Bloomberg Barclays Municipal Bond Index, a custom average consisting of one share class per fund of emerging markets hard currency debt funds that disclose investment objectives and strategies comparable to those of the fund, a custom average consisting of one share class per fund of general U.S. Government funds that disclose investment objectives and strategies comparable to those of the fund, a custom average consisting of one share class per fund of core bond funds that disclose investment objectives and strategies comparable to those of the fund, a custom average consisting of one share class per fund of corporate debt funds BBB-rated that disclose investment

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objectives and strategies comparable to those of the fund and a custom average consisting of one share class per fund of corporate debt funds A-rated that disclose investment objectives and strategies comparable to those of the fund. From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

The following table reflects information as of December 31, 2019:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Pramod Atluri	$500,001 – $1,000,000	3	$287.2	1	$0.13	None
David J. Betanzos	$100,001 – $500,000	5	$48.4	None		None
David A. Hoag	Over $1,000,000	8	$291.0	2	$2.46	None
Fergus N. MacDonald	Over $1,000,000	7	$158.4	1	$0.18	None
Robert H. Neithart	Over $1,000,000	5	$39.2	6	$4.33	6[4]	$2.92

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.

3 Personal brokerage accounts of portfolio managers and their families are not reflected.

4 The advisory fee of one of these accounts (representing $0.15 billion in total assets) is based partially on its investment results.

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until April 30, 2021, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.

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The management fee is based on the following annualized rates and average daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.30%	$ 0	$ 60,000,000
0.21	60,000,000	1,000,000,000
0.18	1,000,000,000	3,000,000,000
0.16	3,000,000,000	6,000,000,000
0.15	6,000,000,000	10,000,000,000
0.14	10,000,000,000	16,000,000,000
0.13	16,000,000,000	20,000,000,000
0.12	20,000,000,000	28,000,000,000
0.115	28,000,000,000	36,000,000,000
0.11	36,000,000,000	52,000,000,000
0.107	52,000,000,000

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Rate	Monthly gross investment income
	In excess of	Up to
2.25%	$ 0	$ 8,333,333
2.00	8,333,333	41,666,667
1.75	41,666,667

For the fiscal years ended December 31, 2019, 2018 and 2017, the investment adviser earned from the fund management fees of $83,255,000, $72,923,000 and $63,814,000, respectively.

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Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, T, F, R and 529 shares. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, T, F, R and 529 shares. The Administrative Agreement will continue in effect until April 30, 2021, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of ..05% for all share classes. The fund’s investment adviser receives an administrative services fee at the annual rate of ..03% of the average daily net assets of the fund attributable to each of the share classes (which could be increased as noted above) for its provision of administrative services. Administrative services fees are paid monthly and accrued daily.

During the 2019 fiscal year, administrative services fees were:

Administrative services fee
Class A	$4,366,000
Class C	316,000
Class T	—*
Class F-1	341,000
Class F-2	2,895,000
Class F-3	714,000
Class 529-A	431,000
Class 529-C	75,000
Class 529-E	18,000
Class 529-T	—*
Class 529-F-1	45,000
Class R-1	13,000
Class R-2	162,000
Class R-2E	12,000
Class R-3	243,000
Class R-4	216,000
Class R-5E	9,000
Class R-5	68,000
Class R-6	3,676,000

*Amount less than $1,000.

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Principal Underwriter and plans of distribution — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

· For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

· For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and financial professionals upon the sale of Class C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to intermediaries, such as qualified dealers or financial professionals, in connection with investments in Class T, F-1, 529-E, 529-T, 529-F-1, R-1, R-2, R-2E, R-3 and R-4 shares.

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Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
Class A	2019	$7,788,000	$29,801,000
	2018	5,068,000	19,127,000
	2017	6,278,000	24,034,000
Class C	2019	—	1,313,000
	2018	182,000	739,000
	2017	366,000	1,224,000
Class 529-A	2019	262,000	1,012,000
	2018	251,000	924,000
	2017	265,000	1,004,000
Class 529-C	2019	5,000	182,000
	2018	32,000	174,000
	2017	6,000	218,000

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 or R-6, no 12b-1 fees are paid from Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 or R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

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Following is a brief description of the Plans:

Class A and 529-A — For Class A and 529-A shares, up to .25% of the fund’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The fund may annually expend up to ..25% for Class A shares and up to .50% for Class 529-A shares under the applicable Plan; however, for Class 529-A shares, the board of trustees has approved payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets, in the aggregate, for paying service- and distribution-related expenses.

Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After 15 months, these commissions are not recoverable. As of the fund’s most recent fiscal year, unreimbursed expenses that remained subject to reimbursement under the Plan for Class A shares totaled $6,714,000 or 0.03% of Class A net assets.

Class T and 529-T — For Class T and 529-T shares, the fund may annually expend up to .50% under the applicable Plan; however, the fund’s board of trustees has approved payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets attributable to Class T and 529-T shares for paying service-related expenses.

Other share classes — The Plans for each of the other share classes that have adopted Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund’s average daily net assets attributable to such shares:

Share class	Service related payments[1]	Distribution related payments[1]	Total allowable under the Plans[2]
Class C	0.25%	0.75%	1.00%
Class F-1	0.25	—	0.50
Class 529-C	0.25	0.75	1.00
Class 529-E	0.25	0.25	0.75
Class 529-F-1	0.25	—	0.50
Class R-1	0.25	0.75	1.00
Class R-2	0.25	0.50	1.00
Class R-2E	0.25	0.35	0.85
Class R-3	0.25	0.25	0.75
Class R-4	0.25	—	0.50

1 Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.

2 The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

Payment of service fees — For purchases of less than $1 million, payment of service fees to investment dealers generally begins accruing immediately after establishment of an account in Class A, C, 529-A or 529-C shares. For purchases of $1 million or more, payment of service fees to investment dealers generally begins accruing 12 months after establishment of an account in Class A or 529-A shares.

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Service fees are not paid on certain investments made at net asset value including accounts established by registered representatives and their family members as described in the “Sales charges” section of the prospectus.

During the 2019 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

	12b-1 expenses	12b-1 unpaid liability outstanding
Class A	$52,950,000	$4,531,000
Class C	7,827,000	796,000
Class T	—	—
Class F-1	2,169,000	245,000
Class 529-A	2,616,000	240,000
Class 529-C	1,821,000	198,000
Class 529-E	221,000	28,000
Class 529-T	—	—
Class 529-F-1	—	—
Class R-1	314,000	32,000
Class R-2	3,045,000	718,000
Class R-2E	183,000	17,000
Class R-3	3,070,000	594,000
Class R-4	1,364,000	215,000

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Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund and its shareholders include enabling shareholders to obtain advice and other services from a financial professional at a reasonable cost, the likelihood that the Plans will stimulate sales of the fund benefiting the investment process through growth or stability of assets and the ability of shareholders to choose among various alternatives in paying for sales and service. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial professionals to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial professional. If you need a financial professional, please call American Funds Distributors at (800) 421-4120 for assistance.

Fee to Virginia529 — Class 529 shares are offered to certain American Funds by Virginia529 through CollegeAmerica and Class ABLE shares are offered to certain American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. As compensation for its oversight and administration of the CollegeAmerica and ABLEAmerica savings plans, Virginia529 is entitled to receive a quarterly fee based on the combined net assets invested in Class 529 shares and Class ABLE shares across all American Funds. The quarterly fee is accrued daily and calculated at the annual rate of .09% on the first $20 billion of net assets invested in American Funds Class 529 shares and Class ABLE shares, .05% on net assets between $20 billion and $100 billion and .03% on net assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of American Funds Class 529 and Class ABLE shares for the last month of the prior calendar quarter. Virginia529 is currently waiving that portion of its fee attributable to Class ABLE shares. Such waiver is expected to remain in effect until the earlier of (a) the date on which total net assets invested in Class ABLE shares reach $300 million and (b) June 30, 2023.

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Other compensation to dealers — As of February 2020, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

Advisor Group
FSC Securities Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Woodbury Financial Services, Inc.
American Portfolios Financial Services, Inc.
Ameriprise
Ameriprise Financial Services, Inc.
AXA Advisors
AXA Advisors, LLC
Cambridge
Cambridge Investment Research Advisors, Inc.
Cambridge Investment Research, Inc.
Cetera Financial Group
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
First Allied Securities Inc.
Summit Brokerage Services, Inc.
Charles Schwab Network
Charles Schwab & Co., Inc.
Charles Schwab Bank
Commonwealth
Commonwealth Financial Network
D.A. Davidson & Co.
Edward Jones
Fidelity
Fidelity Investments
Fidelity Retirement Network
National Financial Services LLC
Hefren-Tillotson
Hefren-Tillotson, Inc.
HTK
Hornor, Townsend & Kent, LLC
J.J.B. Hilliard Lyons
Hilliard Lyons Trust Company LLC
J.J.B. Hilliard, W. L. Lyons, LLC
J.P. Morgan Chase Banc One
J.P. Morgan Securities LLC
JP Morgan Chase Bank, N.A.
Janney Montgomery Scott
Janney Montgomery Scott LLC

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Kestra Securities
H. Beck, Inc.
Kestra Investment Services LLC
NFP Advisor Services LLC
Ladenburg Thalmann Group
Investacorp, Inc.
KMS Financial Services, Inc.
Ladenburg, Thalmann & Co., Inc.
Ladenburg Thalmann Asset Management Inc.
Securities America, Inc.
Securities Service Network Inc.
Triad Advisors LLC
Lincoln Network
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Group
LPL Financial LLC
Private Advisor Group, LLC
Merrill
Bank of America, NA
Bank of America Private Bank
Merrill Lynch, Pierce, Fenner & Smith Incorporated
MML Investors Services
MassMutual Trust Company FSB
MML Distributors LLC
MML Investors Services, LLC
The MassMutual Trust Company FSB
Morgan Stanley Wealth Management
NMIS
Northwestern Mutual Investment Services, LLC
Park Avenue Securities LLC
PNC Network
PNC Bank, National Association
PNC Investments LLC
Raymond James Group
Raymond James & Associates, Inc.
Raymond James Financial Services Inc.
RBC
RBC Capital Markets LLC
Robert W. Baird
Robert W. Baird & Co, Incorporated
Stifel, Nicolaus & Co
Stifel, Nicolaus & Company, Incorporated
UBS
UBS Financial Services, Inc.
UBS Securities, LLC

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Voya Financial
Voya Financial Advisors, Inc.
Wells Fargo Network
Wells Fargo Advisors Financial Network, LLC
Wells Fargo Advisors Latin American Channel
Wells Fargo Advisors LLC (WBS)
Wells Fargo Advisors Private Client Group
Wells Fargo Bank, N.A.
Wells Fargo Clearing Services LLC
Wells Fargo Securities, LLC

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Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed income securities includes underwriting fees. Prices for fixed income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the trade-off between market impact and opportunity costs. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is reasonably necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates for execution services are in the marketplace, taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates and commission rates that other institutional investors are paying. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The investment adviser makes decisions for procurement of research separately and distinctly from decisions on the choice of brokerage and execution services. The receipt of these research services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

As of January 1, 2019, the investment adviser has undertaken to bear the cost of all third-party investment research services for all client accounts it advises. However, in order to compensate certain U.S. broker-dealers for research consumed, and valued, by the investment adviser’s investment professionals, the investment adviser continues to operate a limited commission sharing arrangement with commissions on equity trades for certain registered investment companies it advises. The

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investment adviser voluntarily reimburses such registered investment companies for all amounts collected into the commission sharing arrangement. In order to operate the commission sharing arrangement, the investment adviser may cause such registered investment companies to pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer by the fund and other registered investment companies managed by the investment adviser or its affiliates to be used to compensate the broker-dealer and/or other research providers for research services they provide. While the investment adviser and its affiliates may negotiate commission rates and enter into commission sharing arrangements with certain broker-dealers with the expectation that such broker-dealers will be providing brokerage and research services, none of the investment adviser, any of its affiliates or any of their clients incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The investment adviser and its affiliates negotiate prices for certain research that may be paid through commission sharing arrangements or by themselves with cash.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating

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purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security. The investment adviser and its affiliates serve as investment adviser for certain accounts that are designed to be substantially similar to another account. This type of account will often generate a large number of relatively small trades when it is rebalanced to its reference fund due to differing cash flows or when the account is initially started up. The investment adviser may not aggregate program trades or electronic list trades executed as part of this process. Non-aggregated trades performed for these accounts will be allocated entirely to that account. This is done only when the investment adviser believes doing so will not have a material impact on the price or quality of other transactions.

The investment adviser currently owns an interest in IEX Group and Luminex Trading and Analytics. The investment adviser may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading system.

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the sizes of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

No brokerage commissions were paid by the fund on portfolio transactions for the fiscal year ended December 31, 2019. Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2018 and 2017 amounted to $1,000 and $13,000, respectively. Increases (or decreases) in the dollar amount of brokerage commissions paid by the fund over the last three fiscal years resulted from increases (or decreases) in the volume of trading activity.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a)

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one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recently completed fiscal year, the fund’s regular broker-dealers included Citigroup Global Markets INC, Credit Suisse Group AG, Goldman Sachs & Co., J.P. Morgan Securities LLC, Morgan Stanley & Co. LLC, RBC Capital Markets LLC and Wells Fargo Securities, LLC. At the end of the fund’s most recently completed fiscal year, the fund held debt securities of Citigroup Inc. in the amount of $72,852,000, Credit Suisse Group AG in the amount of $129,752,000, Goldman Sachs Group, Inc. in the amount of $58,591,000, J.P. Morgan Securities LLC in the amount of $153,939,000, Morgan Stanley & Co. LLC in the amount of $146,044,000, RBC Capital Markets LLC in the amount of $44,670,000 and Wells Fargo Securities LLC in the amount of $161,529,000.

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Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the Capital Group website no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the Capital Group website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top 10 equity portfolio holdings measured by percentage of net assets, dated as of the end of each calendar month, is permitted to be posted on the Capital Group website no earlier than the 10th day after such month. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the Capital Group website.

Certain intermediaries are provided additional information about the fund’s management team, including information on the fund’s portfolio securities they have selected. This information is provided to larger intermediaries that require the information to make the fund available for investment on the firm’s platform. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

The fund‘s portfolio holdings, dated as of the end of each calendar month, are made available to up to 20 key broker-dealer relationships with research departments to help them evaluate the fund for eligibility on approved lists or in model portfolios. These firms include certain of those listed under the “Other compensation to dealers” section of this statement of additional information and certain broker-dealer firms that offer trading platforms for registered investment advisers. Monthly holdings may be provided to these intermediaries no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality

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obligations and obligations that would prohibit them from trading in securities based on such information. When portfolio holdings information is disclosed other than through the Capital Group website to persons not affiliated with the fund, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the Capital Group website (other than to certain fund service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to clients other than the fund that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g. the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds U.S. Government Money Market Fund) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

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Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed income dealers, are generally valued in the manner described above for either equity or fixed income securities, depending on which method is deemed most appropriate by the investment adviser.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including both interest rate swaps and positions in credit default swap indices, are valued using market quotations or valuations provided by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the fund’s board. Subject to board oversight, the fund’s board has appointed the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ

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materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-favored account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years and on which the fund paid no U.S. federal income tax.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. Shareholders of the fund that are individuals and meet certain holding period requirements with respect to their fund shares may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to such shareholders.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly reports as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution.

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The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

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Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at capitalgroup.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Unless otherwise noted, all references in the following pages to Class A, C, T or F shares also refer to the corresponding Class 529-A, 529-C, 529-T or 529-F shares. Class 529 shareholders should also refer to the applicable program description for information on policies and services specifically relating to these accounts. Shareholders holding shares through an eligible retirement plan should contact their plan’s administrator or recordkeeper for information regarding purchases, sales and exchanges.

Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial professional or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial professional — Deliver or mail a check to your financial professional.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Road

Norfolk, VA 23513-2407

By telephone — Using the American FundsLine. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using capitalgroup.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

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By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at (800) 421-4225 if you have questions about making wire transfers.

Other purchase information — Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates. Class R-6 shares are also available to corporate investment accounts established by The Capital Group Companies, Inc. and its affiliates.

Class R-5 and R-6 shares may also be made available to Virginia529 for use in the Virginia Education Savings Trust and the Virginia Prepaid Education Program and other registered investment companies approved by the fund’s investment adviser or distributor. Class R-6 shares are also available to other post employment benefits plans.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

· Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

· Employer-sponsored CollegeAmerica accounts.

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The following account types may be established without meeting the initial purchase minimum:

· Retirement accounts that are funded with employer contributions; and

· Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

· Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and

· American Funds U.S. Government Money Market Fund accounts registered in the name of clients of Capital Group Private Client Services.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — With the exception of Class T shares, for which rights of exchange are not generally available, you may only exchange shares without a sales charge into other American Funds within the same share class; however, Class A, C, T or F shares may also generally be exchanged without a sales charge for the corresponding 529 share class.

Notwithstanding the above, exchanges from Class A shares of American Funds U.S. Government Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. However, exchanges are not permitted from Class A shares of American Funds U.S. Government Money Market Fund to Class C shares of (1) American Funds Short-Term Tax-Exempt Bond Fund, (2) Intermediate Bond Fund of America, (3) Limited Term Tax-Exempt Bond Fund of America, (4) Short-Term Bond Fund of America or (5) American Funds Inflation Linked Bond Fund.

Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds U.S. Government Money Market Fund are subject to applicable sales charges, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisors.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial advisor, by using American FundsLine or capitalgroup.com, or by telephoning (800) 421-4225 toll-free, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are

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processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Class C shares of the fund automatically convert to Class A shares in the month of the 8-year anniversary of the purchase date. Class 529-C shares of the fund automatically convert to Class 529-A shares in the month of the 5-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion features of the Class C and Class 529-C shares, including without limitation, providing for conversion into a different share class or for no conversion. In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a restriction under the fund’s “frequent trading policy.” Under this policy, systematic redemptions will not trigger a restriction and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Potentially abusive activity — American Funds Service Company will monitor for the types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class C shares for Class A or Class T shares — If you exchange Class C shares for Class A or Class T shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A or Class T sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if you are leaving or have left the fee-based program. Your financial intermediary can also convert Class F-1 shares to Class A shares without a sales charge if they are held in a brokerage account and they were initially transferred to the account or converted from Class C shares. You can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class

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A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

Exchanging Class A or Class T shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class A or Class T shares for Class F shares to be held in the program, any Class A or Class T sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account. No contingent deferred sales charge will be assessed as part of the share class conversion.

Moving between Class F shares — If you are part of a qualified fee-based program that offers Class F shares, you may exchange your Class F shares for any other Class F shares to be held in the program. For example, if you hold Class F-2 shares, you may exchange your shares for Class F-1 or Class F-3 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at (800) 421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction. However, a movement between a 529 share class and a non-529 share class of the same fund will be reportable.

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Sales charges

Class A purchases

Purchases by certain 403(b) plans

A 403(b) plan may not invest in American Funds Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by American Funds Distributors, Inc. or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts.

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Other purchases

In addition, American Funds Class A and Class 529-A shares may be offered at net asset value to companies exchanging securities with the fund through a merger, acquisition or exchange offer and to certain individuals meeting the criteria described above who invested in Class A and Class 529-A shares before Class F-2 and Class 529-F-2 shares were made available under this privilege.

Transfers to CollegeAmerica — A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

Class F-2 and Class 529-F-2 purchases

If requested, American Funds Class F-2 and Class 529-F-2 shares will be sold to:

(1)	current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to the funds managed by Capital Research and Management Company, current or retired employees of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; and
(2)	The Capital Group Companies, Inc. and its affiliated companies.

Once an account in Class F-2 or Class 529-F-2 is established under this privilege, additional investments can be made in Class F-2 or Class 529-F-2 for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Moving between accounts — American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Investors may not move investments from a Capital Bank & Trust Company SIMPLE IRA Plus to a Capital Bank & Trust Company SIMPLE IRA unless it is part of a plan transfer or to a current employer’s Capital Bank & Trust Company SIMPLE IRA plan.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on its systems. Investors should consult their financial intermediary for further information.

Loan repayments — Repayments on loans taken from a retirement plan are not subject to sales charges if American Funds Service Company is notified of the repayment.

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Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $1 million or more, and b) purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $10 million, .50% on amounts of at least $10 million but less than $25 million and .25% on amounts of at least $25 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $10 million (but less than $25 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

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Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of American Funds (excluding American Funds U.S. Government Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

The Statement period may be extended in cases where the fund’s distributor determines it is appropriate to do so; for example in periods when there are extenuating circumstances such as a natural disaster that may limit an individual’s ability to meet the investment required under the Statement.

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Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the

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customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in American Funds. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of American Funds to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial professional or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

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If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

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Reducing your Class T sales charge — As described in the prospectus, the initial sales charge you pay each time you buy Class T shares may differ depending upon the amount you invest and may be reduced for larger purchases. Additionally, Class T shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. Sales charges on Class T shares are applied on a transaction-by-transaction basis, and, accordingly, Class T shares are not eligible for any other sales charge waivers or reductions, including through the aggregation of Class T shares concurrently purchased by other related accounts or in other American Funds. The sales charge applicable to Class T shares may not be reduced by establishing a statement of intention, and rights of accumulation are not available for Class T shares.

CDSC waivers for Class A and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) will be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC will be waived for the following types of transactions, if they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

· Required minimum distributions taken from retirement accounts in accordance with IRS regulations.

· Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

The CDSC on American Funds Class A shares may be waived in cases where the fund’s transfer agent determines the benefit to the fund of collecting the CDSC would be outweighed by the cost of applying it.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by Virginia529 as an option for additional investment within CollegeAmerica.

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Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (normally seven business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), the fund typically expects to pay redemption proceeds one business day following receipt and acceptance of a redemption order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds U.S. Government Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds and you may be subject to a fee for the transaction.

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Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, except Class T shares and the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this statement of additional information. Investors should consult their financial intermediary for further information.

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Automatic exchanges — For all share classes other than Class T shares, you may automatically exchange shares of the same class in amounts of $50 or more among any American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your financial professional or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American FundsLine and capitalgroup.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $125,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using capitalgroup.com. To use American FundsLine, call (800) 325-3590 from a TouchTone™ telephone. Redemptions and exchanges through American FundsLine and capitalgroup.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial professional or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone (including American FundsLine) or the Internet (including capitalgroup.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are

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automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

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General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JP Morgan Chase Bank N.A., 270 Park Avenue, New York, NY 10017-2070, as custodian. If the fund holds securities of issuers outside the U.S., the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

During the 2019 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

Transfer agent fee
Class A	$27,832,000
Class C	1,056,000
Class T	—*
Class F-1	1,334,000
Class F-2	8,577,000
Class F-3	241,000
Class 529-A	1,311,000
Class 529-C	229,000
Class 529-E	24,000
Class 529-T	—*
Class 529-F-1	138,000
Class R-1	36,000
Class R-2	1,452,000
Class R-2E	65,000
Class R-3	966,000
Class R-4	556,000
Class R-5E	34,000
Class R-5	89,000
Class R-6	27,000

*Amount less than $1,000.

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Independent registered public accounting firm — Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the fund’s independent registered public accounting firm, providing audit services and review of certain documents to be filed with the SEC. Deloitte Tax LLP prepares tax returns for the fund. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, One Federal Street, Boston, MA 02110-1726, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on December 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at capitalgroup.com/prospectus. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, capitalgroup.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the Capital Group organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

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Determination of net asset value, redemption price and maximum offering price per share for Class A shares — June 30, 2020

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$13.99
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$14.54

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

The Bond Fund of America — Page 91

Fund numbers — Here are the fund numbers for use with our automated telephone line, American FundsLine®, or when making share transactions:

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
Stock and stock/fixed income funds
AMCAP Fund®	002	302	43002	402	602	702
American Balanced Fund®	011	311	43011	411	611	711
American Funds Developing World Growth and Income FundSM	30100	33100	43100	34100	36100	37100
American Funds Global Balanced FundSM	037	337	43037	437	637	737
American Funds Global Insight FundSM	30122	33122	43122	34122	36122	37122
American Funds International Vantage FundSM	30123	33123	43123	34123	36123	37123
American Mutual Fund®	003	303	43003	403	603	703
Capital Income Builder®	012	312	43012	412	612	712
Capital World Growth and Income Fund®	033	333	43033	433	633	733
EuroPacific Growth Fund®	016	316	43016	416	616	716
Fundamental Investors®	010	310	43010	410	610	710
The Growth Fund of America®	005	305	43005	405	605	705
The Income Fund of America®	006	306	43006	406	606	706
International Growth and Income FundSM	034	334	43034	434	634	734
The Investment Company of America®	004	304	43004	404	604	704
The New Economy Fund®	014	314	43014	414	614	714
New Perspective Fund®	007	307	43007	407	607	707
New World Fund®	036	336	43036	436	636	736
SMALLCAP World Fund®	035	335	43035	435	635	735
Washington Mutual Investors FundSM	001	301	43001	401	601	701
Fixed income funds
American Funds Emerging Markets Bond Fund ®	30114	33114	43114	34114	36114	37114
American Funds Corporate Bond Fund ®	032	332	43032	432	632	732
American Funds Inflation Linked Bond Fund®	060	360	43060	460	660	760
American Funds Mortgage Fund®	042	342	43042	442	642	742
American Funds Multi-Sector Income FundSM	30126	33126	43126	34126	36126	37126
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	43039	439	639	739
American Funds Strategic Bond FundSM	30112	33112	43112	34112	36112	37112
American Funds Tax-Exempt Fund of New York®	041	341	43041	441	641	741
American High-Income Municipal Bond Fund®	040	340	43040	440	640	740
American High-Income Trust®	021	321	43021	421	621	721
The Bond Fund of America®	008	308	43008	408	608	708
Capital World Bond Fund®	031	331	43031	431	631	731
Intermediate Bond Fund of America®	023	323	43023	423	623	723
Limited Term Tax-Exempt Bond Fund of America®	043	343	43043	443	643	743
Short-Term Bond Fund of America®	048	348	43048	448	648	748
The Tax-Exempt Bond Fund of America®	019	319	43019	419	619	719
The Tax-Exempt Fund of California®	020	320	43020	420	620	720
U.S. Government Securities Fund®	022	322	43022	422	622	722
Money market fund
American Funds U.S. Government Money Market FundSM	059	359	43059	459	659	759

The Bond Fund of America — Page 92

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class ABLE-A	Class ABLE-F-2
Stock and stock/fixed income funds
AMCAP Fund	1002	1302	1502	46002	1402	1602	1702	N/A	N/A
American Balanced Fund	1011	1311	1511	46011	1411	1611	1711	N/A	N/A
American Funds Developing World Growth and Income Fund	10100	13100	15100	46100	14100	16100	17100	N/A	N/A
American Funds Global Balanced Fund	1037	1337	1537	46037	1437	1637	1737	N/A	N/A
American Funds Global Insight Fund	10122	13122	15122	46122	14122	16122	17122	N/A	N/A
American Funds International Vantage Fund	10123	13123	15123	46123	14123	16123	17123	N/A	N/A
American Mutual Fund	1003	1303	1503	46003	1403	1603	1703	N/A	N/A
Capital Income Builder	1012	1312	1512	46012	1412	1612	1712	N/A	N/A
Capital World Growth and Income Fund	1033	1333	1533	46033	1433	1633	1733	N/A	N/A
EuroPacific Growth Fund	1016	1316	1516	46016	1416	1616	1716	N/A	N/A
Fundamental Investors	1010	1310	1510	46010	1410	1610	1710	N/A	N/A
The Growth Fund of America	1005	1305	1505	46005	1405	1605	1705	N/A	N/A
The Income Fund of America	1006	1306	1506	46006	1406	1606	1706	N/A	N/A
International Growth and Income Fund	1034	1334	1534	46034	1434	1634	1734	N/A	N/A
The Investment Company of America	1004	1304	1504	46004	1404	1604	1704	N/A	N/A
The New Economy Fund	1014	1314	1514	46014	1414	1614	1714	N/A	N/A
New Perspective Fund	1007	1307	1507	46007	1407	1607	1707	N/A	N/A
New World Fund	1036	1336	1536	46036	1436	1636	1736	N/A	N/A
SMALLCAP World Fund	1035	1335	1535	46035	1435	1635	1735	N/A	N/A
Washington Mutual Investors Fund	1001	1301	1501	46001	1401	1601	1701	N/A	N/A
Fixed income funds
American Funds Emerging Markets Bond Fund	10114	13114	15114	46114	14114	16114	17114	N/A	N/A
American Funds Corporate Bond Fund	1032	1332	1532	46032	1432	1632	1732	N/A	N/A
American Funds Inflation Linked Bond Fund	1060	1360	1560	46060	1460	1660	1760	N/A	N/A
American Funds Mortgage Fund	1042	1342	1542	46042	1442	1642	1742	N/A	N/A
American Funds Multi-Sector Income Fund	10126	13126	15126	46126	14126	16126	17126	N/A	N/A
American Funds Strategic Bond Fund	10112	13112	15112	46112	14112	16112	17112	N/A	N/A
American High-Income Trust	1021	1321	1521	46021	1421	1621	1721	N/A	N/A
The Bond Fund of America	1008	1308	1508	46008	1408	1608	1708	N/A	N/A
Capital World Bond Fund	1031	1331	1531	46031	1431	1631	1731	N/A	N/A
Intermediate Bond Fund of America	1023	1323	1523	46023	1423	1623	1723	N/A	N/A
Short-Term Bond Fund of America	1048	1348	1548	46048	1448	1648	1748	N/A	N/A
U.S. Government Securities Fund	1022	1322	1522	46022	1422	1622	1722	N/A	N/A
Money market fund
American Funds U.S. Government Money Market Fund	1059	1359	1559	46059	1459	1659	1759	48059	60059

The Bond Fund of America — Page 93

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Stock and stock/fixed income funds
AMCAP Fund	2102	2202	4102	2302	2402	2702	2502	2602
American Balanced Fund	2111	2211	4111	2311	2411	2711	2511	2611
American Funds Developing World Growth and Income Fund	21100	22100	41100	23100	24100	27100	25100	26100
American Funds Global Balanced Fund	2137	2237	4137	2337	2437	2737	2537	2637
American Funds Global Insight Fund	21122	22122	41122	23122	24122	27122	25122	26122
American Funds International Vantage Fund	21123	22123	41123	23123	24123	27123	25123	26123
American Mutual Fund	2103	2203	4103	2303	2403	2703	2503	2603
Capital Income Builder	2112	2212	4112	2312	2412	2712	2512	2612
Capital World Growth and Income Fund	2133	2233	4133	2333	2433	2733	2533	2633
EuroPacific Growth Fund	2116	2216	4116	2316	2416	2716	2516	2616
Fundamental Investors	2110	2210	4110	2310	2410	2710	2510	2610
The Growth Fund of America	2105	2205	4105	2305	2405	2705	2505	2605
The Income Fund of America	2106	2206	4106	2306	2406	2706	2506	2606
International Growth and Income Fund	2134	2234	41034	2334	2434	27034	2534	2634
The Investment Company of America	2104	2204	4104	2304	2404	2704	2504	2604
The New Economy Fund	2114	2214	4114	2314	2414	2714	2514	2614
New Perspective Fund	2107	2207	4107	2307	2407	2707	2507	2607
New World Fund	2136	2236	4136	2336	2436	2736	2536	2636
SMALLCAP World Fund	2135	2235	4135	2335	2435	2735	2535	2635
Washington Mutual Investors Fund	2101	2201	4101	2301	2401	2701	2501	2601
Fixed income funds
American Funds Emerging Markets Bond Fund	21114	22114	41114	23114	24114	27114	25114	26114
American Funds Corporate Bond Fund	2132	2232	4132	2332	2432	2732	2532	2632
American Funds Inflation Linked Bond Fund	2160	2260	4160	2360	2460	2760	2560	2660
American Funds Mortgage Fund	2142	2242	4142	2342	2442	2742	2542	2642
American Funds Multi-Sector Income Fund	21126	22126	41126	23126	24126	27126	25126	26126
American Funds Strategic Bond Fund	21112	22112	41112	23112	24112	27112	25112	26112
American High-Income Trust	2121	2221	4121	2321	2421	2721	2521	2621
The Bond Fund of America	2108	2208	4108	2308	2408	2708	2508	2608
Capital World Bond Fund	2131	2231	4131	2331	2431	2731	2531	2631
Intermediate Bond Fund of America	2123	2223	4123	2323	2423	2723	2523	2623
Short-Term Bond Fund of America	2148	2248	4148	2348	2448	2748	2548	2648
U.S. Government Securities Fund	2122	2222	4122	2322	2422	2722	2522	2622
Money market fund
American Funds U.S. Government Money Market Fund	2159	2259	4159	2359	2459	2759	2559	2659
The Bond Fund of America — Page 94

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds Target Date Retirement Series®
American Funds 2065 Target Date Retirement FundSM	30185	33185	43185	34185	36185	37185
American Funds 2060 Target Date Retirement Fund®	083	383	43083	483	683	783
American Funds 2055 Target Date Retirement Fund®	082	382	43082	482	682	782
American Funds 2050 Target Date Retirement Fund®	069	369	43069	469	669	769
American Funds 2045 Target Date Retirement Fund®	068	368	43068	468	668	768
American Funds 2040 Target Date Retirement Fund®	067	367	43067	467	667	767
American Funds 2035 Target Date Retirement Fund®	066	366	43066	466	36066	766
American Funds 2030 Target Date Retirement Fund®	065	365	43065	465	665	765
American Funds 2025 Target Date Retirement Fund®	064	364	43064	464	664	764
American Funds 2020 Target Date Retirement Fund®	063	363	43063	463	663	763
American Funds 2015 Target Date Retirement Fund®	062	362	43062	462	662	762
American Funds 2010 Target Date Retirement Fund®	061	361	43061	461	661	761

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Target Date Retirement Series®
American Funds 2065 Target Date Retirement FundSM	21185	22185	41185	23185	24185	27185	25185	26185
American Funds 2060 Target Date Retirement Fund®	2183	2283	4183	2383	2483	2783	2583	2683
American Funds 2055 Target Date Retirement Fund®	2182	2282	4182	2382	2482	2782	2582	2682
American Funds 2050 Target Date Retirement Fund®	2169	2269	4169	2369	2469	2769	2569	2669
American Funds 2045 Target Date Retirement Fund®	2168	2268	4168	2368	2468	2768	2568	2668
American Funds 2040 Target Date Retirement Fund®	2167	2267	4167	2367	2467	2767	2567	2667
American Funds 2035 Target Date Retirement Fund®	2166	2266	4166	2366	2466	2766	2566	2666
American Funds 2030 Target Date Retirement Fund®	2165	2265	4165	2365	2465	2765	2565	2665
American Funds 2025 Target Date Retirement Fund®	2164	2264	4164	2364	2464	2764	2564	2664
American Funds 2020 Target Date Retirement Fund®	2163	2263	4163	2363	2463	2763	2563	2663
American Funds 2015 Target Date Retirement Fund®	2162	2262	4162	2362	2462	2762	2562	2662
American Funds 2010 Target Date Retirement Fund®	2161	2261	4161	2361	2461	2761	2561	2661

The Bond Fund of America — Page 95

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3
American Funds College Target Date Series®
American Funds College 2036 FundSM	10125	13125	15125	46125	14125	16125	17125
American Funds College 2033 Fund®	10103	13103	15103	46103	14103	16103	17103
American Funds College 2030 Fund®	1094	1394	1594	46094	1494	1694	1794
American Funds College 2027 Fund®	1093	1393	1593	46093	1493	1693	1793
American Funds College 2024 Fund®	1092	1392	1592	46092	1492	1692	1792
American Funds College 2021 Fund®	1091	1391	1591	46091	1491	1691	1791
American Funds College Enrollment Fund®	1088	1388	1588	46088	1488	1688	1788

The Bond Fund of America — Page 96

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM	055	355	43055	455	655	755
American Funds Growth PortfolioSM	053	353	43053	453	653	753
American Funds Growth and Income PortfolioSM	051	351	43051	451	651	751
American Funds Moderate Growth and Income PortfolioSM	050	350	43050	450	650	750
American Funds Conservative Growth and Income PortfolioSM	047	347	43047	447	647	747
American Funds Tax-Aware Conservative Growth and Income PortfolioSM	046	346	43046	446	646	746
American Funds Preservation PortfolioSM	045	345	43045	445	645	745
American Funds Tax-Exempt Preservation PortfolioSM	044	344	43044	444	644	744

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class ABLE-A	Class ABLE-F-2
American Funds Global Growth Portfolio	1055	1355	1555	46055	1455	1655	1755	48055	60055
American Funds Growth Portfolio	1053	1353	1553	46053	1453	1653	1753	48053	60053
American Funds Growth and Income Portfolio	1051	1351	1551	46051	1451	1651	1751	48051	60051
American Funds Moderate Growth and Income Portfolio	1050	1350	1550	46050	1450	1650	1750	48050	60050
American Funds Conservative Growth and Income Portfolio	1047	1347	1547	46047	1447	1647	1747	48047	60047
American Funds Tax-Aware Conservative Growth and Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	1045	1345	1545	46045	1445	1645	1745	48045	60045
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Global Growth Portfolio	2155	2255	4155	2355	2455	2755	2555	2655
American Funds Growth Portfolio	2153	2253	4153	2353	2453	2753	2553	2653
American Funds Growth and Income Portfolio	2151	2251	4151	2351	2451	2751	2551	2651
American Funds Moderate Growth and Income Portfolio	2150	2250	4150	2350	2450	2750	2550	2650
American Funds Conservative Growth and Income Portfolio	2147	2247	4147	2347	2447	2747	2547	2647
American Funds Tax-Aware Conservative Growth and Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	2145	2245	4145	2345	2445	2745	2545	2645
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

The Bond Fund of America — Page 97

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds Retirement Income Portfolio SeriesSM
American Funds Retirement Income Portfolio – ConservativeSM	30109	33109	43109	34109	36109	37109
American Funds Retirement Income Portfolio – ModerateSM	30110	33110	43110	34110	36110	37110
American Funds Retirement Income Portfolio – EnhancedSM	30111	33111	43111	34111	36111	37111

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Retirement Income Portfolio – Conservative	21109	22109	41109	23109	24109	27109	25109	26109
American Funds Retirement Income Portfolio – Moderate	21110	22110	41110	23110	24110	27110	25110	26110
American Funds Retirement Income Portfolio – Enhanced	21111	22111	41111	23111	24111	27111	25111	26111

The Bond Fund of America — Page 98

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

The Bond Fund of America — Page 99

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

The Bond Fund of America — Page 100

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

The Bond Fund of America — Page 101

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

The Bond Fund of America — Page 102

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

The Bond Fund of America — Page 103

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

The Bond Fund of America — Page 104

The Bond Fund of America®
Investment portfolio
June 30, 2020
unaudited
Bonds, notes & other debt instruments 94.12% Corporate bonds & notes 34.04% Financials 7.91%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$13,345	$13,410
ACE INA Holdings Inc. 2.875% 2022	1,585	1,667
ACE INA Holdings Inc. 3.35% 2026	100	114
ACE INA Holdings Inc. 4.35% 2045	1,465	1,914
AerCap Holdings NV 6.50% 2025	4,854	5,091
Allstate Corp. 3.85% 2049	9,000	10,880
Ally Financial Inc. 5.80% 2025	6,400	7,153
Ally Financial Inc. 8.00% 2031	10,769	13,694
Ally Financial Inc. 8.00% 2031	5,630	7,277
American Express Co. 3.00% 2024	20,000	21,664
American International Group, Inc. 2.50% 2025	8,500	9,004
American International Group, Inc. 3.90% 2026	2,625	2,967
American International Group, Inc. 3.40% 2030	50,370	54,676
American International Group, Inc. 4.80% 2045	1,150	1,400
American International Group, Inc. 4.375% 2050	39,597	45,569
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	15,634
AXA Equitable Holdings, Inc. 3.90% 2023	5,575	5,970
AXA Equitable Holdings, Inc. 5.00% 2048	13,935	15,893
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.00% on 8/11/2021)[1,2]	1,850	1,810
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 2025[1]	7,500	8,222
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[2]	8,965	8,580
Bank Mandiri (Persero) Tbk PT 4.75% 2025	2,880	3,058
Bank of America Corp. 2.738% 2022 (3-month USD-LIBOR + 0.37% on 1/23/2021)[2]	21,000	21,237
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[2]	6,984	7,466
Bank of America Corp. 4.20% 2024	2,475	2,748
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[2]	6,813	7,172
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[2]	10,000	10,852
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[2]	91,800	92,127
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[2]	16,859	18,787
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[2]	16,995	17,837
Bank of America Corp. 2.592% 2031 (USD-SOFR + 2.15% on 4/29/2030)[2]	65,779	69,729
Bank of America Corp. 3.946% 2049 (3-month USD-LIBOR + 1.19% on 1/23/2048)[2]	270	327
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[2]	26,141	32,771
Bank of Montreal, subordinated, 3.803% (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 1.432% on 12/15/2027)[1,2]	1,950	2,100
Bank of Nova Scotia 2.50% 2021	17,500	17,700
Bank of Nova Scotia 2.70% 2026	8,190	8,965
Barclays Bank PLC 3.65% 2025	2,000	2,173
Barclays Bank PLC 4.95% 2047	5,000	6,581
Berkshire Hathaway Finance Corp. 4.20% 2048	21,490	27,311
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,850
Berkshire Hathaway Inc. 3.125% 2026	4,100	4,597
Berkshire Hathaway Inc. 4.50% 2043	1,500	1,997
The Bond Fund of America — Page 1 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
BNP Paribas 3.50% 2023[1]	$27,000	$28,601
BNP Paribas 3.80% 2024[1]	39,000	42,271
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[1,2]	5,050	5,292
BNP Paribas 3.375% 2025[1]	25,675	27,786
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[1,2]	27,900	28,537
Capital One Financial Corp. 4.25% 2025	17,500	19,685
Charles Schwab Corp., junior subordinated, 5.375% (UST Yield Curve Rate T Note Constant Maturity 5-year + 4.971% on 6/1/2025)[3]	3,750	4,016
Citigroup Inc. 2.35% 2021	16,500	16,821
Citigroup Inc. 2.70% 2021	13,500	13,721
Citigroup Inc. 2.90% 2021	13,500	13,915
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[2]	33,214	35,674
Citigroup Inc. 4.60% 2026	4,175	4,770
Citigroup Inc. 3.668% 2028[2]	2,225	2,482
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[2]	10,633	11,322
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[2]	130,924	135,485
Citigroup Inc. 4.412% 2031 (USD-SOFR + 3.914% on 3/31/2030)[2]	36,875	43,665
Citigroup Inc., Series A, junior subordinated, 5.95% (3-month USD-LIBOR + 4.068% on 1/30/2023)[2]	13,195	13,112
Commonwealth Bank of Australia 3.61% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year+ 2.05% on 9/12/2029)[1,2]	14,375	15,322
Cooperatieve Rabobank UA 2.75% 2023	17,000	17,922
Cooperatieve Rabobank UA 2.625% 2024[1]	10,900	11,589
Credit Acceptance Corp. 6.625% 2026	1,488	1,501
Crédit Agricole SA 3.375% 2022[1]	10,250	10,614
Crédit Agricole SA 3.75% 2023[1]	21,000	22,491
Crédit Agricole SA 3.25% 2024[1]	6,200	6,665
Crédit Agricole SA 4.375% 2025[1]	10,030	11,108
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	15,750	15,985
Credit Suisse AG (New York Branch) 1.00% 2023	29,775	29,951
Credit Suisse AG (New York Branch) 2.95% 2025	22,025	23,908
Credit Suisse Group AG 3.45% 2021	11,250	11,518
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[1,2]	20,250	21,095
Credit Suisse Group AG 3.80% 2023	29,264	31,538
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[1,2]	3,100	3,208
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[1,2]	14,950	15,154
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2]	8,385	9,262
Credit Suisse Group AG 4.194% 2031[1,2]	57,919	66,231
Danske Bank AS 2.00% 2021[1]	20,260	20,580
Danske Bank AS 2.70% 2022[1]	13,475	13,915
Danske Bank AS 3.875% 2023[1]	15,165	16,094
Deutsche Bank AG 2.70% 2020	13,000	13,003
Deutsche Bank AG 3.15% 2021	32,737	32,899
Deutsche Bank AG 3.375% 2021	2,100	2,119
Deutsche Bank AG 4.25% 2021	36,725	37,143
Deutsche Bank AG 4.25% 2021	850	873
Deutsche Bank AG 3.30% 2022	4,055	4,151
Deutsche Bank AG 5.00% 2022	4,675	4,882
Deutsche Bank AG 3.95% 2023	11,197	11,637
Deutsche Bank AG 3.70% 2024	15,250	15,914
Deutsche Bank AG 3.70% 2024	6,250	6,541
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[2]	45,957	48,261
Deutsche Bank AG 4.10% 2026	16,415	17,387
Deutsche Bank AG 4.10% 2026	3,022	3,198
DNB Bank ASA 2.375% 2021[1]	22,700	23,117
The Bond Fund of America — Page 2 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Fifth Third Bancorp 1.625% 2023	$1,175	$1,206
Fifth Third Bancorp 2.55% 2027	9,000	9,637
Five Corners Funding Trust II 2.85% 2030[1]	2,800	2,891
GE Capital Funding, LLC 4.05% 2027[1]	33,522	35,414
GE Capital Funding, LLC 4.40% 2030[1]	61,580	64,105
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[2]	14,747	15,333
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[2]	11,401	12,298
Goldman Sachs Group, Inc. 3.50% 2025	7,824	8,588
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 1.562% 2026[3]	5,975	5,935
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[2]	10,080	11,401
Goldman Sachs Group, Inc. 2.60% 2030	3,000	3,136
Goldman Sachs Group, Inc. 3.80% 2030	86,543	98,920
Groupe BPCE SA 2.75% 2023[1]	8,600	9,020
Groupe BPCE SA 5.70% 2023[1]	30,476	34,113
Groupe BPCE SA 5.15% 2024[1]	25,098	28,040
Groupe BPCE SA 4.50% 2025[1]	7,795	8,522
Hartford Financial Services Group, Inc. 2.80% 2029	10,850	11,508
Hartford Financial Services Group, Inc. 3.60% 2049	1,750	1,861
HSBC Holdings PLC 4.125% 2020[1]	9,453	9,493
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[2]	18,500	19,196
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[2]	43,810	44,296
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[2]	37,900	42,095
HSBC Holdings PLC 4.95% 2030	3,150	3,779
HSBC Holdings PLC 2.848% 2031[2]	42,987	44,053
HSBK (Europe) BV 7.25% 2021[1]	3,710	3,814
Icahn Enterprises Finance Corp. 6.25% 2022	5,940	5,968
Intesa Sanpaolo SpA 3.125% 2022[1]	17,025	17,356
Intesa Sanpaolo SpA 3.375% 2023[1]	39,966	41,135
Intesa Sanpaolo SpA 3.25% 2024[1]	5,600	5,726
Intesa Sanpaolo SpA 5.017% 2024[1]	116,668	119,610
Intesa Sanpaolo SpA 5.71% 2026[1]	24,105	25,565
Intesa Sanpaolo SpA 3.875% 2027[1]	10,275	10,611
Intesa Sanpaolo SpA 3.875% 2028[1]	4,974	5,140
Jefferies Financial Group Inc. 5.50% 2023	2,975	3,224
JPMorgan Chase & Co. 2.40% 2021	17,500	17,800
JPMorgan Chase & Co. 2.55% 2021	26,400	26,731
JPMorgan Chase & Co. 1.514% 2024 (USD-SOFR + 1.455% on 6/1/2023)[2]	13,000	13,216
JPMorgan Chase & Co. 3.875% 2024	485	538
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[2]	5,000	5,512
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[2]	51,319	53,791
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[2]	127,305	131,990
JPMorgan Chase & Co. 2.083% 2026 (USD-SOFR + 1.85% on 4/22/2025)[2]	4,715	4,898
JPMorgan Chase & Co. 2.182% 2028 (USD-SOFR + 1.89% on 6/1/2027)[2]	14,050	14,552
JPMorgan Chase & Co. 3.54% 2028 (3-month USD-LIBOR + 1.38% on 5/1/2027)[2]	1,060	1,184
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[2]	22,637	24,301
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[2]	91,786	97,147
JPMorgan Chase & Co. 3.109% 2041 (USD-SOFR + 2.46% on 4/22/2040)[2]	6,000	6,483
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[2]	6,085	6,581
Kasikornbank PC HK 3.343% 2031[2]	3,035	2,952
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[2]	16,500	17,187
Lloyds Banking Group PLC 4.05% 2023	14,200	15,455
Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)[2]	13,460	14,660
Lloyds Banking Group PLC 4.582% 2025	5,143	5,716
The Bond Fund of America — Page 3 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Lloyds Banking Group PLC 2.438% 2026 (UST Yield Curve Rate T Note Constant Maturity 1-year + 1.00% on 2/5/2025)[2]	$13,875	$14,340
Lloyds Banking Group PLC 4.375% 2028	2,560	2,972
Marsh & McLennan Companies, Inc. 3.875% 2024	17,120	18,963
Marsh & McLennan Companies, Inc. 4.375% 2029	2,460	2,968
Marsh & McLennan Companies, Inc. 2.25% 2030	3,506	3,651
Marsh & McLennan Companies, Inc. 4.75% 2039	750	965
Marsh & McLennan Companies, Inc. 4.90% 2049	2,750	3,747
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[1,2]	100	127
MetLife, Inc. 3.60% 2025	100	114
MetLife, Inc. 4.55% 2030	2,000	2,485
MetLife, Inc. 4.60% 2046	800	1,019
Metropolitan Life Global Funding I 2.50% 2020[1]	7,500	7,568
Metropolitan Life Global Funding I 2.40% 2021[1]	19,975	20,198
Metropolitan Life Global Funding I 3.45% 2021[1]	1,500	1,554
Metropolitan Life Global Funding I 2.40% 2022[1]	5,965	6,187
Metropolitan Life Global Funding I 3.375% 2022[1]	3,000	3,131
Metropolitan Life Global Funding I 3.60% 2024[1]	3,000	3,282
Metropolitan Life Global Funding I 0.95% 2025[1]	757	759
Metropolitan Life Global Funding I 3.45% 2026[1]	2,315	2,627
Metropolitan Life Global Funding I 3.00% 2027[1]	2,500	2,735
Metropolitan Life Global Funding I 3.05% 2029[1]	5,000	5,530
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	7,451	7,586
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	16,000	16,630
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	9,825	10,183
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	4,600	4,931
Mitsubishi UFJ Financial Group, Inc. 2.193% 2025	45,000	46,530
Mizuho Financial Group, Ltd. 3.549% 2023	17,000	18,211
Morgan Stanley 2.50% 2021	14,300	14,541
Morgan Stanley 2.75% 2022	13,054	13,576
Morgan Stanley 3.125% 2023	10,000	10,607
Morgan Stanley 3.70% 2024	875	971
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[2]	57,500	62,014
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[2]	12,800	13,599
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[2]	48,648	50,652
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[2]	34,261	36,436
Morgan Stanley 3.622% 2031 (USD-SOFR + 3.12% on 4/1/2030)[2]	3,394	3,884
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2051)[2]	6,772	10,287
MSCI Inc. 3.625% 2030[1]	16,200	16,147
National Australia Bank Ltd. 2.50% 2022	15,500	16,069
National Australia Bank Ltd. 2.875% 2023	13,200	13,992
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[1,2]	5,000	5,273
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[1,2]	33,400	36,165
Nationwide Building Society 4.125% 2032 (5-year USD-ICE Swap + 1.849% on 10/18/2027)[1,2]	3,000	3,250
Navient Corp. 5.50% 2023	7,000	6,733
Navient Corp. 5.00% 2027	6,250	5,264
New York Life Global Funding 1.95% 2020[1]	3,625	3,640
New York Life Global Funding 1.70% 2021[1]	30,500	30,980
New York Life Global Funding 2.00% 2021[1]	700	709
New York Life Global Funding 2.25% 2022[1]	10,195	10,548
New York Life Global Funding 0.95% 2025[1]	1,403	1,408
New York Life Global Funding 3.00% 2028[1]	2,250	2,495
New York Life Insurance Company 3.75% 2050[1]	20,047	22,654
The Bond Fund of America — Page 4 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Northern Trust Corp. 1.95% 2030	$13,000	$13,392
Nuveen, LLC 4.00% 2028[1]	1,515	1,794
OneMain Holdings, Inc. 7.125% 2026	7,800	8,083
PNC Bank 3.50% 2023	17,840	19,329
PNC Financial Services Group, Inc. 3.50% 2024	11,700	12,793
PNC Financial Services Group, Inc., Series O, junior subordinated, 6.75% (3-month USD-LIBOR + 3.678% on 8/1/2021)[2]	10,170	10,095
PRICOA Global Funding I 2.45% 2022[1]	3,090	3,217
PRICOA Global Funding I 3.45% 2023[1]	11,525	12,516
Principal Financial Group, Inc. 4.111% 2028[1]	3,500	3,882
Progressive Corp. 4.00% 2029	3,000	3,593
Progressive Corp. 3.20% 2030	3,650	4,152
Progressive Corp. 3.95% 2050	1,250	1,579
Prudential Financial, Inc. 3.905% 2047	850	968
Prudential Financial, Inc. 4.418% 2048	1,000	1,206
Prudential Financial, Inc. 4.35% 2050	5,000	6,012
Prudential Financial, Inc. 3.70% 2051	9,850	10,889
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[2]	3,500	3,934
Rabobank Nederland 2.50% 2021	8,500	8,602
Rabobank Nederland 4.375% 2025	5,945	6,712
Rede D’Or Finance SARL 4.50% 2030[1]	7,200	6,365
Royal Bank of Canada 3.20% 2021	10,000	10,239
Royal Bank of Canada 2.80% 2022	23,825	24,809
Royal Bank of Canada 1.15% 2025	14,871	14,902
Royal Bank of Scotland PLC 4.65% 2024 (3-month USD-LIBOR + 1.55% on 6/25/2023)[2]	14,130	15,364
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[2]	14,200	16,495
Royal Bank of Scotland PLC 5.076% 2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[2]	5,300	6,372
Santander Holdings USA, Inc. 3.40% 2023	17,000	17,702
Santander Holdings USA, Inc. 3.50% 2024	13,325	14,024
Santander Holdings USA, Inc. 3.244% 2026	15,000	15,605
Skandinaviska Enskilda Banken AB 1.875% 2021	13,500	13,724
Skandinaviska Enskilda Banken AB 2.625% 2021	15,275	15,499
State Street Corp. 2.901% 2026 (USD-SOFR + 2.70% on 3/30/2025)[1,2]	4,500	4,886
State Street Corp. 3.152% 2031 (USD-SOFR + 2.65% on 3/30/2025)[1,2]	2,750	3,092
Sumitomo Mitsui Banking Corp. 3.102% 2023	28,940	30,617
Sumitomo Mitsui Financial Group, Inc. 2.696% 2024	520	551
Svenska Handelsbanken AB 1.875% 2021	8,920	9,077
Synchrony Financial 2.85% 2022	8,750	8,903
Synchrony Financial 4.375% 2024	5,825	6,105
Toronto-Dominion Bank 2.65% 2024	18,625	19,943
Travelers Companies, Inc. 4.00% 2047	2,250	2,773
Travelers Companies, Inc. 4.10% 2049	1,500	1,890
Travelers Companies, Inc. 2.55% 2050	2,065	2,047
U.S. Bancorp 2.40% 2024	52,565	55,984
U.S. Bank NA 2.85% 2023	21,000	22,198
U.S. Bank NA 3.40% 2023	13,125	14,202
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[1,2]	19,100	20,646
UniCredit SpA 3.75% 2022[1]	14,975	15,369
UniCredit SpA 6.572% 2022[1]	22,250	23,514
UniCredit SpA 4.625% 2027[1]	27,550	29,715
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[1,2]	51,585	54,275
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[1,2]	35,184	39,718
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[1,2]	1,723	1,740
Unum Group 5.625% 2020	345	348
The Bond Fund of America — Page 5 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
VEB Finance Ltd. 6.902% 2020[1]	$4,600	$4,612
VEB Finance Ltd. 6.80% 2025[1]	500	596
Wells Fargo & Company 2.10% 2021	41,300	42,044
Wells Fargo & Company 2.50% 2021	13,500	13,690
Wells Fargo & Company 1.654% 2024 (USD-SOFR + 1.60% on 6/2/2023)[2]	101,335	103,020
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)[2]	73,387	76,443
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[2]	30,104	31,090
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[2]	47,487	49,156
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)[2]	19,471	21,124
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[2]	12,650	13,080
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[2]	18,348	19,624
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[2]	66,238	69,380
Wells Fargo & Company 3.068% 2041 (USD-SOFR + 2.53% on 4/30/2040)[2]	4,902	5,120
Wells Fargo & Company 5.013% 2051 (3-month USD-LIBOR + 4.24% on 4/4/2050)[2]	22,132	30,700
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[2]	29,668	30,193
Westpac Banking Corp. 4.11% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.00% on 7/24/2029)[2]	4,765	5,270
Willis North America Inc. 2.95% 2029	2,130	2,261
Willis North America Inc. 3.875% 2049	3,100	3,451
		4,672,770
Health care 4.36%
Abbott Laboratories 3.40% 2023	6,785	7,407
Abbott Laboratories 3.75% 2026	1,023	1,191
Abbott Laboratories 4.75% 2036	200	269
AbbVie Inc. 2.30% 2021	14,335	14,518
AbbVie Inc. 5.00% 2021[1]	12,457	13,080
AbbVie Inc. 3.45% 2022[1]	27,305	28,378
AbbVie Inc. 2.60% 2024[1]	33,935	36,159
AbbVie Inc. 2.95% 2026[1]	31,642	34,653
AbbVie Inc. 3.20% 2029[1]	36,831	41,124
AbbVie Inc. 4.75% 2045[1]	5,024	6,243
AbbVie Inc. 4.45% 2046	3,300	4,018
AbbVie Inc. 4.875% 2048	6,500	8,330
AbbVie Inc. 4.25% 2049[1]	3,797	4,572
Amgen Inc. 2.45% 2030	25,000	26,483
Amgen Inc. 3.375% 2050	9,410	10,352
Anthem, Inc. 2.95% 2022	11,000	11,606
Anthem, Inc. 2.375% 2025	1,534	1,627
AstraZeneca PLC 2.375% 2022	14,650	15,174
AstraZeneca PLC 3.50% 2023	15,207	16,463
AstraZeneca PLC 3.375% 2025	33,000	37,113
AstraZeneca PLC 4.00% 2029	2,027	2,485
Avantor, Inc. 6.00% 2024[1]	7,198	7,529
Bayer US Finance II LLC 3.875% 2023[1]	26,275	28,843
Bayer US Finance II LLC 4.25% 2025[1]	31,819	36,584
Bayer US Finance II LLC 4.375% 2028[1]	31,900	37,299
Bayer US Finance II LLC 4.875% 2048[1]	776	996
Becton, Dickinson and Company 2.894% 2022	22,730	23,527
Becton, Dickinson and Company 3.363% 2024	41,795	45,089
Becton, Dickinson and Company 3.734% 2024	5,000	5,508
Becton, Dickinson and Company 3.70% 2027	42,036	47,058
Becton, Dickinson and Company 2.823% 2030	6,943	7,369
The Bond Fund of America — Page 6 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Becton, Dickinson and Company 3.794% 2050	$2,526	$2,819
Boston Scientific Corp. 3.375% 2022	6,200	6,485
Boston Scientific Corp. 3.45% 2024	1,985	2,153
Boston Scientific Corp. 3.75% 2026	11,325	12,870
Boston Scientific Corp. 2.65% 2030	42,440	44,138
Boston Scientific Corp. 4.70% 2049	1,025	1,309
Bristol-Myers Squibb Co. 2.60% 2022[1]	6,623	6,888
Bristol-Myers Squibb Co. 2.90% 2024[1]	14,262	15,446
Bristol-Myers Squibb Co. 3.20% 2026[1]	12,838	14,419
Bristol-Myers Squibb Co. 3.40% 2029[1]	28,807	33,601
Bristol-Myers Squibb Co. 4.25% 2049[1]	6,867	9,160
Centene Corp. 4.75% 2022	2,500	2,540
Centene Corp. 4.75% 2025	9,060	9,286
Centene Corp. 5.375% 2026[1]	10,415	10,839
Centene Corp. 5.375% 2026[1]	3,175	3,316
Centene Corp. 4.25% 2027	58,085	60,073
Centene Corp. 4.625% 2029	42,335	44,929
Centene Corp. 3.375% 2030	30,182	30,522
Charles River Laboratories International, Inc. 5.50% 2026[1]	6,500	6,779
Cigna Corp. 3.75% 2023	6,029	6,549
Cigna Corp. 4.375% 2028	21,665	25,657
Cigna Corp. 4.80% 2038	2,020	2,564
Cigna Corp. 4.90% 2048	14,945	19,787
CVS Health Corp. 3.35% 2021	2,571	2,622
CVS Health Corp. 4.10% 2025	5,000	5,656
CVS Health Corp. 4.30% 2028	6,250	7,312
CVS Health Corp. 3.75% 2030	6,000	6,913
CVS Health Corp. 5.05% 2048	12,004	15,640
CVS Health Corp. 4.25% 2050	8,451	10,211
DaVita HealthCare Partners Inc. 5.125% 2024	5,000	5,092
Elanco Animal Health Inc. 5.022% 2023	4,700	4,956
Eli Lilly and Co. 2.35% 2022	3,816	3,964
EMD Finance LLC 2.95% 2022[1]	9,600	9,910
EMD Finance LLC 3.25% 2025[1]	36,850	40,221
GlaxoSmithKline PLC 2.875% 2022	6,417	6,708
GlaxoSmithKline PLC 3.375% 2023	41,545	44,813
GlaxoSmithKline PLC 3.00% 2024	14,515	15,702
GlaxoSmithKline PLC 3.625% 2025	17,910	20,227
HCA Inc. 5.875% 2023	3,750	4,065
HCA Inc. 5.875% 2026	4,700	5,165
HCA Inc. 4.125% 2029	2,825	3,119
HCA Inc. 5.875% 2029	7,130	8,080
HCA Inc. 3.50% 2030	5,225	5,038
HCA Inc. 5.25% 2049	8,300	10,017
Humana Inc. 2.50% 2020	15,000	15,137
IMS Health Holdings, Inc. 5.00% 2026[1]	5,750	5,942
Johnson & Johnson 2.25% 2022	12,240	12,619
Laboratory Corp. of America Holdings 4.70% 2045	1,310	1,598
Medtronic, Inc. 3.50% 2025	890	1,004
Merck & Co., Inc. 2.90% 2024	4,864	5,262
Merck & Co., Inc. 2.75% 2025	26,525	28,880
Molina Healthcare, Inc. 5.375% 2022	6,890	7,043
Molina Healthcare, Inc. 4.875% 2025[1]	11,725	11,826
Molina Healthcare, Inc. 4.375% 2028[1]	2,125	2,134
The Bond Fund of America — Page 7 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Mylan Laboratories Inc. 3.15% 2021	$14,800	$15,111
New York University Hospital Center 3.38% 2055	6,417	6,227
Novartis Capital Corp. 1.75% 2025	10,827	11,330
Novartis Capital Corp. 2.00% 2027	5,513	5,848
Novartis Capital Corp. 2.20% 2030	15,824	16,762
Partners HealthCare System, Inc. 3.192% 2049	10,400	11,092
Pfizer Inc. 2.80% 2022	3,707	3,862
Pfizer Inc. 3.20% 2023	32,648	35,239
Pfizer Inc. 2.95% 2024	7,674	8,308
Pfizer Inc. 2.75% 2026	10,172	11,306
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[3,4,5,6,7]	7,305	7,378
Shire PLC 2.40% 2021	13,442	13,714
Shire PLC 2.875% 2023	8,790	9,316
Shire PLC 3.20% 2026	43,426	48,208
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	47,390	52,728
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	60,515	74,699
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	19,169	19,015
Takeda Pharmaceutical Company, Ltd. 3.025% 2040	6,195	6,265
Takeda Pharmaceutical Company, Ltd. 3.175% 2050	6,942	7,002
Takeda Pharmaceutical Company, Ltd. 3.375% 2060	6,461	6,497
Tenet Healthcare Corp. 4.625% 2024	10,300	10,107
Tenet Healthcare Corp. 4.875% 2026[1]	5,535	5,430
Tenet Healthcare Corp. 5.125% 2027[1]	4,565	4,518
Teva Pharmaceutical Finance Co. BV 2.20% 2021	3,886	3,816
Teva Pharmaceutical Finance Co. BV 2.95% 2022	6,800	6,577
Teva Pharmaceutical Finance Co. BV 2.80% 2023	239,298	226,801
Teva Pharmaceutical Finance Co. BV 6.00% 2024	92,316	95,069
Teva Pharmaceutical Finance Co. BV 7.125% 2025[1]	66,000	70,387
Teva Pharmaceutical Finance Co. BV 3.15% 2026	95,825	85,920
Teva Pharmaceutical Finance Co. BV 6.75% 2028	86,779	91,873
Teva Pharmaceutical Finance Co. BV 4.10% 2046	110,965	93,571
Thermo Fisher Scientific Inc. 4.497% 2030	16,711	20,695
UnitedHealth Group Inc. 3.35% 2022	200	212
UnitedHealth Group Inc. 2.375% 2024	11,540	12,287
UnitedHealth Group Inc. 3.50% 2024	21,200	23,341
UnitedHealth Group Inc. 3.70% 2025	15,430	17,715
UnitedHealth Group Inc. 3.75% 2025	5,880	6,707
UnitedHealth Group Inc. 2.875% 2029	16,410	18,331
UnitedHealth Group Inc. 2.00% 2030	10,000	10,481
UnitedHealth Group Inc. 4.45% 2048	2,000	2,624
UnitedHealth Group Inc. 3.70% 2049	6,795	8,050
UnitedHealth Group Inc. 2.90% 2050	10,000	10,670
Upjohn Inc. 1.125% 2022[1]	6,731	6,770
Upjohn Inc. 1.65% 2025[1]	2,541	2,593
Upjohn Inc. 2.30% 2027[1]	1,713	1,771
Upjohn Inc. 2.70% 2030[1]	28,221	29,057
Upjohn Inc. 3.85% 2040[1]	5,305	5,709
Upjohn Inc. 4.00% 2050[1]	19,181	20,621
Valeant Pharmaceuticals International, Inc. 7.00% 2024[1]	6,808	7,077
Valeant Pharmaceuticals International, Inc. 5.50% 2025[1]	10,000	10,231
The Bond Fund of America — Page 8 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
WellPoint, Inc. 3.50% 2024	$18,698	$20,472
Zimmer Holdings, Inc. 3.15% 2022	14,276	14,826
		2,574,268
Utilities 4.20%
Abu Dhabi National Energy Company PJSC (TAQA) 5.875% 2021[1]	1,055	1,125
Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 2023[1]	2,110	2,223
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[1]	20,500	22,908
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2026[1]	600	681
Abu Dhabi National Energy Company PJSC (TAQA) 4.875% 2030[1]	440	529
AEP Transmission Co. LLC 3.65% 2050	4,825	5,595
AES Corp. 5.50% 2025	9,000	9,265
AES Corp. 5.125% 2027	2,000	2,080
Alliant Energy Finance LLC 4.25% 2028[1]	3,804	4,425
Ameren Corp. 2.50% 2024	3,297	3,498
Ameren Corp. 3.50% 2031	27,707	31,040
American Electric Power Co., Inc. 4.30% 2028	10,000	11,765
American Electric Power Co., Inc. 2.30% 2030	25,335	25,667
American Electric Power Co., Inc. 3.25% 2050	22,050	22,806
American Water Cap Corp. 2.80% 2030	7,950	8,677
Avangrid, Inc. 3.80% 2029	5,000	5,815
Berkshire Hathaway Energy Co. 2.80% 2023	8,650	9,135
Berkshire Hathaway Energy Co. 4.05% 2025[1]	5,700	6,499
Berkshire Hathaway Energy Co. 3.70% 2030[1]	5,500	6,458
Berkshire Hathaway Energy Co. 4.50% 2045	200	254
Berkshire Hathaway Energy Co. 4.25% 2050[1]	3,975	5,001
Calpine Corp. 5.25% 2026[1]	10,300	10,430
Cemig Geração e Transmissão SA 9.25% 2024	700	774
CenterPoint Energy, Inc. 3.85% 2024	36,462	39,911
CenterPoint Energy, Inc. 2.95% 2030	13,000	13,835
CenterPoint Energy, Inc. 3.70% 2049	2,775	3,032
CenterPoint Energy, Inc. 2.90% 2050	4,150	4,334
CMS Energy Corp. 3.875% 2024	5,000	5,373
CMS Energy Corp. 3.00% 2026	2,853	3,099
CMS Energy Corp. 3.45% 2027	2,500	2,750
CMS Energy Corp. 4.875% 2044	100	130
Colbun SA 3.95% 2027[1]	5,225	5,629
Comisión Federal de Electricidad 4.875% 2024[1]	2,500	2,640
Comisión Federal de Electricidad 4.75% 2027[1]	370	390
Consolidated Edison Company of New York, Inc. 3.95% 2050	8,100	9,683
Consumers Energy Co. 3.10% 2050	20,000	22,333
Consumers Energy Co. 3.75% 2050	5,000	6,107
Consumers Energy Co. 3.50% 2051	4,113	4,868
Dominion Resources, Inc. 3.375% 2030	17,000	18,844
Dominion Resources, Inc., junior subordinated, 3.071% 2024[2]	17,600	18,918
DPL Inc. 4.125% 2025[1]	1,040	1,043
DTE Energy Co. 3.40% 2029	16,850	18,267
Duke Energy Carolinas, LLC 2.45% 2029	32,180	34,608
Duke Energy Carolinas, LLC 2.45% 2030	25,000	27,075
Duke Energy Corp. 3.40% 2029	21,940	24,708
Duke Energy Corp. 2.45% 2030	10,000	10,559
Duke Energy Florida, LLC 2.50% 2029	9,863	10,683
Duke Energy Indiana, Inc. 3.25% 2049	3,875	4,302
Duke Energy Ohio, Inc. 2.125% 2030	8,850	9,177
The Bond Fund of America — Page 9 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Edison International 3.125% 2022	$13,250	$13,657
Edison International 3.55% 2024	38,052	40,227
Edison International 4.95% 2025	39,007	42,937
Edison International 5.75% 2027	11,322	13,016
Edison International 4.125% 2028	35,608	37,679
EDP Finance BV 5.25% 2021[1]	3,500	3,575
EDP Finance BV 3.625% 2024[1]	9,275	10,006
Electricité de France SA 4.50% 2028[1]	762	888
Electricité de France SA 4.875% 2038[1]	3,725	4,405
Electricité de France SA 4.95% 2045[1]	711	870
Electricité de France SA 5.00% 2048[1]	305	388
Electricité de France SA 6.00% 2114	£300	633
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[2]	$22,801	24,699
Emera US Finance LP 2.70% 2021	3,085	3,142
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,606
Empresas Publicas de Medellin ESP 4.25% 2029[1]	2,010	2,021
Enel Chile SA 4.875% 2028	4,000	4,474
Enel Finance International SA 4.625% 2025[1]	29,000	33,049
Enel Finance International SA 3.50% 2028[1]	8,724	9,395
Enel Finance International SA 4.75% 2047[1]	1,966	2,349
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[1,2]	9,500	10,825
Engie Energia Chile SA 3.40% 2030[1]	1,458	1,520
Entergy Corp. 2.95% 2026	15,775	17,422
Entergy Corp. 2.80% 2030	7,800	8,232
Entergy Corp. 3.75% 2050	5,475	6,101
Entergy Louisiana, LLC 2.90% 2051	12,476	12,824
Evergy Metro, Inc. 2.25% 2030	7,575	7,945
Exelon Corp. 4.05% 2030	16,150	18,682
Exelon Corp. 4.70% 2050	2,850	3,637
Exelon Corp., junior subordinated, 3.497% 2022[2]	21,000	21,928
FirstEnergy Corp. 1.60% 2026	6,200	6,263
FirstEnergy Corp. 3.90% 2027	42,060	47,645
FirstEnergy Corp. 3.50% 2028[1]	8,321	9,125
FirstEnergy Corp. 2.25% 2030	21,792	21,884
FirstEnergy Corp. 2.65% 2030	25,377	26,537
FirstEnergy Corp. 7.375% 2031	8,895	13,004
FirstEnergy Corp. 4.85% 2047	8,271	10,494
FirstEnergy Corp. 3.40% 2050	18,375	19,720
FirstEnergy Corp., Series B, 4.25% 2023	11,400	12,335
Florida Power & Light Company 2.85% 2025	2,750	3,013
Florida Power & Light Company 3.70% 2047[1]	2,428	2,919
Georgia Power Co. 2.65% 2029	1,250	1,313
Georgia Power Co. 3.70% 2050	4,285	4,777
Gulf Power Co. 3.30% 2027	3,831	4,254
Interstate Power and Light Co. 3.25% 2024	9,628	10,462
Interstate Power and Light Co. 2.30% 2030	6,400	6,549
IPALCO Enterprises, Inc. 3.70% 2024	1,325	1,419
Israel Electric Corp. Ltd. 8.10% 2096[1]	6,250	9,281
Jersey Central Power & Light Co. 4.30% 2026[1]	4,480	5,188
Metropolitan Edison Co. 4.30% 2029[1]	3,000	3,511
Mississippi Power Co. 3.95% 2028	6,400	7,277
Mississippi Power Co. 4.25% 2042	15,911	18,772
National Grid PLC 3.15% 2027[1]	1,105	1,209
The Bond Fund of America — Page 10 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
New York State Electric & Gas Corp. 3.25% 2026[1]	$2,000	$2,217
NextEra Energy Capital Holdings, Inc. 2.403% 2021	10,000	10,228
NextEra Energy Capital Holdings, Inc. 3.15% 2024	3,760	4,083
NextEra Energy Capital Holdings, Inc. 2.75% 2025	6,550	7,085
NextEra Energy Capital Holdings, Inc. 2.25% 2030	95,400	98,214
NextEra Energy Partners, LP 4.25% 2024[1]	4,715	4,777
NextEra Energy Partners, LP 3.875% 2026[1]	3,535	3,538
Niagara Mohawk Power Corp. 3.508% 2024[1]	2,050	2,253
Niagara Mohawk Power Corp. 4.278% 2034[1]	3,000	3,594
NiSource Finance Corp. 2.65% 2022	2,875	3,005
Northern States Power Co. 2.20% 2020	1,042	1,043
Northern States Power Co. 3.40% 2042	50	57
Northern States Power Co. 2.60% 2051	6,199	6,269
NRG Energy, Inc. 7.25% 2026	8,773	9,276
NV Energy, Inc. 6.25% 2020	3,100	3,167
Pacific Gas and Electric Co. 3.50% 2020[8]	10,255	11,193
Pacific Gas and Electric Co. 3.25% 2021	1,497	1,637
Pacific Gas and Electric Co. 4.25% 2021	4,550	4,976
Pacific Gas and Electric Co. 1.75% 2022	33,900	34,038
Pacific Gas and Electric Co. 2.45% 2022[8]	5,312	5,809
Pacific Gas and Electric Co. 4.25% 2023	45,575	52,005
Pacific Gas and Electric Co. 3.75% 2024	7,957	8,843
Pacific Gas and Electric Co. 3.50% 2025	4,666	5,159
Pacific Gas and Electric Co. 2.95% 2026	17,640	19,059
Pacific Gas and Electric Co. 2.10% 2027	26,805	26,539
Pacific Gas and Electric Co. 3.30% 2027	42,535	46,123
Pacific Gas and Electric Co. 3.30% 2027	1,158	1,260
Pacific Gas and Electric Co. 4.65% 2028	5,425	6,472
Pacific Gas and Electric Co. 2.50% 2031	55,795	54,685
Pacific Gas and Electric Co. 6.05% 2034[8]	18,823	22,474
Pacific Gas and Electric Co. 6.35% 2038[8]	580	696
Pacific Gas and Electric Co. 3.30% 2040	25,200	24,584
Pacific Gas and Electric Co. 5.40% 2040	19,446	23,253
Pacific Gas and Electric Co. 3.75% 2042	31,950	33,205
Pacific Gas and Electric Co. 3.95% 2047	23,125	24,264
Pacific Gas and Electric Co. 3.50% 2050	66,435	64,301
PacifiCorp. 3.30% 2051	5,975	6,612
PacifiCorp., First Mortgage Bonds, 2.70% 2030	4,225	4,620
Peco Energy Co. 2.80% 2050	21,550	22,303
PG&E Corp. 5.25% 2030	2,450	2,468
Public Service Company of Colorado 2.50% 2023	1,430	1,489
Public Service Company of Colorado 1.90% 2031	18,976	19,381
Public Service Company of Colorado 4.30% 2044	880	1,119
Public Service Company of Colorado 3.80% 2047	2,702	3,266
Public Service Company of Colorado 2.70% 2051	10,000	10,265
Public Service Electric and Gas Co. 3.20% 2029	5,000	5,683
Public Service Electric and Gas Co. 2.45% 2030	5,555	5,990
Public Service Electric and Gas Co. 2.70% 2050	13,334	13,845
Public Service Electric and Gas Co. 3.15% 2050	15,000	16,570
Public Service Enterprise Group Inc. 2.65% 2022	6,225	6,499
Public Service Enterprise Group Inc. 3.00% 2027	2,250	2,493
Public Service Enterprise Group Inc. 3.20% 2049	2,475	2,767
Puget Energy, Inc. 6.00% 2021	4,306	4,544
Puget Energy, Inc. 5.625% 2022	20,491	21,853
The Bond Fund of America — Page 11 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Puget Energy, Inc. 3.65% 2025	$1,911	$2,044
San Diego Gas & Electric Co. 6.00% 2039	975	1,394
San Diego Gas & Electric Co. 4.50% 2040	1,937	2,389
San Diego Gas & Electric Co. 3.75% 2047	3,086	3,571
San Diego Gas & Electric Co. 4.10% 2049	9,098	11,179
San Diego Gas & Electric Co. 3.32% 2050	16,072	17,542
Southern California Edison Co. 2.90% 2021	11,826	12,018
Southern California Edison Co. 1.845% 2022	3,621	3,625
Southern California Edison Co. 2.40% 2022	3,194	3,245
Southern California Edison Co. 3.40% 2023	8,139	8,717
Southern California Edison Co. 3.50% 2023	23,680	25,452
Southern California Edison Co. 3.70% 2025	28,595	31,654
Southern California Edison Co. 2.85% 2029	46,884	49,728
Southern California Edison Co. 4.20% 2029	28,605	33,402
Southern California Edison Co. 2.25% 2030	22,705	23,106
Southern California Edison Co. 6.00% 2034	12,500	16,804
Southern California Edison Co. 5.35% 2035	30,375	39,790
Southern California Edison Co. 5.75% 2035	6,666	9,062
Southern California Edison Co. 5.625% 2036	5,649	7,198
Southern California Edison Co. 5.55% 2037	5,300	6,741
Southern California Edison Co. 5.95% 2038	11,255	14,926
Southern California Edison Co. 6.05% 2039	2,411	3,256
Southern California Edison Co. 4.50% 2040	20,867	24,601
Southern California Edison Co. 4.00% 2047	8,750	10,009
Southern California Edison Co. 4.125% 2048	18,740	21,955
Southern California Edison Co. 4.875% 2049	13,454	17,426
Southern California Edison Co. 3.65% 2050	43,332	47,817
Southern California Edison Co., Series C, 3.60% 2045	16,979	18,500
Southern California Gas Company 2.55% 2030	16,646	17,956
Southern Co. 3.70% 2030	19,500	22,338
Southern Co. 4.25% 2036	4,425	5,050
Southern Co. 4.40% 2046	7,217	8,574
State Grid Overseas Investment Ltd. 3.50% 2027[1]	2,000	2,215
Talen Energy Supply, LLC 7.25% 2027[1]	11,474	11,436
Talen Energy Supply, LLC 6.625% 2028[1]	8,000	7,853
Talen Energy Supply, LLC 7.625% 2028[1]	1,410	1,413
Virginia Electric and Power Co. 2.875% 2029	4,944	5,444
Virginia Electric and Power Co. 4.00% 2043	1,437	1,720
Virginia Electric and Power Co. 3.30% 2049	3,250	3,622
Virginia Electric and Power Co., Series B, 3.80% 2047	1,832	2,149
Vistra Operations Co. LLC 3.55% 2024[1]	8,000	8,262
Vistra Operations Co. LLC 5.00% 2027[1]	1,000	1,018
Wisconsin Power and Light Co. 3.65% 2050	4,075	4,779
Xcel Energy Inc. 3.35% 2026	1,527	1,714
Xcel Energy Inc. 2.60% 2029	11,200	12,063
Xcel Energy Inc. 3.50% 2049	13,163	14,745
		2,484,681
Energy 3.83%
Apache Corp. 4.25% 2030	9,050	7,836
Apache Corp. 4.75% 2043	20,800	16,773
Apache Corp. 4.25% 2044	5,800	4,374
Apache Corp. 5.35% 2049	20,669	16,509
Baker Hughes, a GE Co. 4.486% 2030	9,519	10,969
The Bond Fund of America — Page 12 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Baker Hughes, a GE Co. 4.08% 2047	$4,040	$4,207
BP Capital Markets PLC 3.79% 2024	47,280	51,778
BP Capital Markets PLC 3.41% 2026	17,500	19,384
BP Capital Markets PLC 4.234% 2028	2,500	2,906
BP Capital Markets PLC 3.00% 2050	19,159	18,920
Canadian Natural Resources Ltd. 3.45% 2021	800	820
Canadian Natural Resources Ltd. 2.95% 2023	25,740	26,567
Canadian Natural Resources Ltd. 3.80% 2024	20,250	21,511
Canadian Natural Resources Ltd. 2.05% 2025	24,338	24,415
Canadian Natural Resources Ltd. 3.85% 2027	49,874	53,372
Canadian Natural Resources Ltd. 2.95% 2030	16,331	16,239
Cenovus Energy Inc. 3.80% 2023	3,940	3,707
Cenovus Energy Inc. 4.25% 2027	16,800	15,260
Cenovus Energy Inc. 5.25% 2037	2,189	1,895
Cenovus Energy Inc. 5.40% 2047	39,993	34,367
Cheniere Energy Partners, LP 4.50% 2029[1]	2,050	2,005
Cheniere Energy, Inc. 5.125% 2027	3,000	3,296
Cheniere Energy, Inc. 3.70% 2029[1]	71,536	73,388
Chevron Corp. 2.10% 2021	10,000	10,138
Chevron Corp. 2.498% 2022	9,675	10,013
Chevron Corp. 2.954% 2026	6,340	7,027
Chevron Corp. 1.995% 2027	919	963
Chevron Corp. 2.236% 2030	17,660	18,510
Chevron Corp. 2.978% 2040	1,772	1,899
Chevron Corp. 3.078% 2050	4,762	5,068
Columbia Pipeline Partners LP 5.80% 2045	2,635	3,220
Concho Resources Inc. 4.30% 2028	18,500	20,333
Concho Resources Inc. 4.85% 2048	5,402	6,105
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[1,7]	3,370	1,011
DCP Midstream Operating LP 4.95% 2022	1,495	1,508
Diamond Offshore Drilling, Inc. 4.875% 2043[8]	13,470	1,592
Enbridge Energy Partners, LP 5.875% 2025	5,000	5,974
Enbridge Energy Partners, LP 7.375% 2045	32,973	47,229
Enbridge Inc. 4.00% 2023	55,510	60,228
Enbridge Inc. 3.50% 2024	5,682	6,172
Endeavor Energy Resources, LP 6.625% 2025[1]	1,995	2,016
Energy Transfer Operating, LP 5.875% 2024	2,043	2,287
Energy Transfer Operating, LP 2.90% 2025	8,003	8,204
Energy Transfer Operating, LP 5.50% 2027	10,000	11,169
Energy Transfer Operating, LP 3.75% 2030	14,013	13,875
Energy Transfer Operating, LP 5.00% 2050	73,591	69,792
Energy Transfer Partners, LP 4.20% 2023	5,725	6,090
Energy Transfer Partners, LP 4.50% 2024	2,975	3,229
Energy Transfer Partners, LP 4.95% 2028	7,500	8,058
Energy Transfer Partners, LP 6.125% 2045	19,678	20,515
Energy Transfer Partners, LP 5.30% 2047	32,861	31,825
Energy Transfer Partners, LP 6.00% 2048	17,891	18,584
Energy Transfer Partners, LP 6.25% 2049	21,248	22,549
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 2/15/2028)[2]	22,000	16,873
EOG Resources, Inc. 4.375% 2030	17,323	20,662
EOG Resources, Inc. 4.95% 2050	20,134	26,305
EQM Midstream Partners, LP 4.75% 2023	2,500	2,526
EQM Midstream Partners, LP 6.50% 2027[1]	3,520	3,614
EQM Midstream Partners, LP 5.50% 2028	8,300	7,924
The Bond Fund of America — Page 13 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
EQT Corp. 3.00% 2022	$23,035	$21,495
EQT Corp. 6.125% 2025	8,487	8,472
EQT Corp. 3.90% 2027	11,000	8,994
EQT Corp. 7.00% 2030	15,000	15,471
Equinor ASA 3.625% 2028	12,719	14,645
Equinor ASA 3.125% 2030	22,503	24,867
Equinor ASA 3.25% 2049	5,687	6,053
Equinor ASA 3.70% 2050	4,349	5,023
Exxon Mobil Corp. 2.019% 2024	27,788	29,034
Exxon Mobil Corp. 2.44% 2029	838	890
Exxon Mobil Corp. 2.61% 2030	45,000	48,080
Exxon Mobil Corp. 4.227% 2040	2,000	2,425
Exxon Mobil Corp. 4.327% 2050	1,490	1,875
Exxon Mobil Corp. 3.452% 2051	27,385	30,536
Gazprom OJSC 6.51% 2022[1]	8,350	8,974
KazMunayGas National Co. JSC 4.75% 2027	2,560	2,784
Kinder Morgan, Inc. 3.15% 2023	1,280	1,338
Kinder Morgan, Inc. 4.30% 2028	10,000	11,346
Kinder Morgan, Inc. 5.05% 2046	6,575	7,573
Kinder Morgan, Inc. 5.20% 2048	9,024	10,973
Marathon Oil Corp. 3.85% 2025	5,000	5,046
Marathon Oil Corp. 4.40% 2027	5,755	5,651
MPLX LP 3.50% 2022	8,500	8,861
MPLX LP 5.50% 2049	18,014	20,470
MV24 Capital BV 6.748% 2034[1]	1,936	1,843
Noble Energy, Inc. 3.85% 2028	1,149	1,111
Noble Energy, Inc. 3.25% 2029	26,923	24,359
Noble Energy, Inc. 4.95% 2047	22,695	20,258
Noble Energy, Inc. 4.20% 2049	25,829	21,465
NuStar Logistics, LP 6.75% 2021[1]	3,400	3,388
Occidental Petroleum Corp. 2.60% 2021	2,750	2,695
Occidental Petroleum Corp. 2.90% 2024	19,625	16,818
Occidental Petroleum Corp. 8.00% 2025	3,930	3,955
Occidental Petroleum Corp. 3.20% 2026	1,105	897
Occidental Petroleum Corp. 3.50% 2029	6,577	4,840
Occidental Petroleum Corp. 4.20% 2048	4,250	2,883
ONEOK, Inc. 2.20% 2025	439	431
ONEOK, Inc. 5.85% 2026	12,242	13,996
ONEOK, Inc. 4.00% 2027	5,403	5,491
ONEOK, Inc. 4.55% 2028	1,775	1,863
ONEOK, Inc. 4.35% 2029	3,154	3,320
ONEOK, Inc. 3.10% 2030	8,896	8,527
ONEOK, Inc. 6.35% 2031	20,557	24,105
ONEOK, Inc. 4.95% 2047	515	497
ONEOK, Inc. 5.20% 2048	12,654	12,621
ONEOK, Inc. 4.45% 2049	3,299	3,065
ONEOK, Inc. 7.15% 2051	6,359	7,749
Parsley Energy, Inc. 5.25% 2025[1]	4,000	3,856
Petrobras Global Finance Co. 8.75% 2026	2,600	3,075
Petrobras Global Finance Co. 5.093% 2030[1]	1,962	1,958
Petrobras Global Finance Co. 6.90% 2049	19,000	20,055
Petrobras Global Finance Co. 6.75% 2050	2,190	2,258
Petróleos Mexicanos 5.50% 2021	196	196
Petróleos Mexicanos 4.875% 2022	5,805	5,770
The Bond Fund of America — Page 14 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 5.375% 2022	$5,935	$5,941
Petróleos Mexicanos 3.50% 2023	600	573
Petróleos Mexicanos 4.625% 2023	400	385
Petróleos Mexicanos 4.875% 2024	581	560
Petróleos Mexicanos 4.50% 2026	9,922	8,675
Petróleos Mexicanos 6.875% 2026	105,261	99,698
Petróleos Mexicanos 6.50% 2027	65,892	59,566
Petróleos Mexicanos 6.84% 2030[1]	1,447	1,271
Petróleos Mexicanos 5.95% 2031[1]	2,838	2,345
Petróleos Mexicanos 7.69% 2050[1]	4,125	3,427
Phillips 66 3.90% 2028	3,213	3,634
Plains All American Pipeline, LP 3.80% 2030	7,691	7,589
PTT Exploration and Production PCL 2.587% 2027[1]	780	799
Sabine Pass Liquefaction, LLC 6.25% 2022	4,700	5,011
Sabine Pass Liquefaction, LLC 5.625% 2023[2]	14,000	15,322
Sabine Pass Liquefaction, LLC 5.75% 2024	13,100	14,760
Sabine Pass Liquefaction, LLC 5.625% 2025	21,015	24,033
Sabine Pass Liquefaction, LLC 5.875% 2026	33,750	39,685
Sabine Pass Liquefaction, LLC 4.50% 2030[1]	46,475	51,416
Saudi Arabian Oil Co. 2.875% 2024[1]	8,448	8,791
Saudi Arabian Oil Co. 3.50% 2029[1]	62,360	67,358
Saudi Arabian Oil Co. 4.375% 2049[1]	1,325	1,501
Shell International Finance BV 3.50% 2023	7,500	8,152
Shell International Finance BV 2.00% 2024	3,250	3,399
Shell International Finance BV 3.875% 2028	4,680	5,445
Shell International Finance BV 2.375% 2029	12,491	13,119
Shell International Finance BV 3.125% 2049	9,190	9,676
Southwestern Energy Co. 7.50% 2026	7,800	6,852
Sunoco Logistics Operating Partners, LP 4.00% 2027	15,000	15,377
Sunoco Logistics Operating Partners, LP 5.40% 2047	37,806	37,242
Sunoco LP 4.875% 2023	6,000	5,932
Sunoco LP 6.00% 2027	4,210	4,177
Targa Resources Partners LP 5.875% 2026	7,180	7,125
Targa Resources Partners LP 6.875% 2029	6,000	6,304
Targa Resources Partners LP 5.50% 2030[1]	8,660	8,370
Total Capital International 3.455% 2029	4,640	5,279
Total Capital International 3.461% 2049	2,600	2,814
Total Capital International 3.127% 2050	44,893	45,957
TOTAL SA 2.986% 2041	10,021	10,236
TOTAL SA 3.386% 2060	15,550	16,057
TransCanada PipeLines Ltd. 4.10% 2030	45,130	51,487
TransCanada PipeLines Ltd. 4.875% 2048	6,250	7,735
TransCanada PipeLines Ltd. 5.10% 2049	13,500	17,244
Transcontinental Gas Pipe Line Company, LLC 3.95% 2050[1]	15,585	16,753
Transportadora de Gas Peru SA 4.25% 2028[1]	2,535	2,737
Western Midstream Operating, LP 3.10% 2025	8,964	8,514
Western Midstream Operating, LP 4.05% 2030	6,606	6,383
Western Midstream Operating, LP 5.25% 2050	15,036	13,103
Williams Companies, Inc. 3.50% 2030	22,509	23,728
Williams Partners LP 3.90% 2025	1,391	1,524
Williams Partners LP 6.30% 2040	2,438	2,925
Williams Partners LP 5.10% 2045	1,626	1,783
WPX Energy, Inc. 5.25% 2024	2,000	1,976
WPX Energy, Inc. 5.25% 2027	2,500	2,340
The Bond Fund of America — Page 15 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
WPX Energy, Inc. 5.875% 2028	$2,075	$1,992
WPX Energy, Inc. 4.50% 2030	15,995	14,164
		2,266,047
Consumer discretionary 3.14%
Amazon.com, Inc. 2.40% 2023	10,603	11,149
Amazon.com, Inc. 3.15% 2027	4,460	5,107
Amazon.com, Inc. 1.50% 2030	21,923	22,283
Amazon.com, Inc. 3.875% 2037	550	682
Amazon.com, Inc. 4.05% 2047	503	657
Amazon.com, Inc. 2.50% 2050	16,150	16,419
Amazon.com, Inc. 2.70% 2060	13,660	13,950
American Honda Finance Corp. 1.65% 2021	9,565	9,678
American Honda Finance Corp. 2.60% 2022	106	111
Bayerische Motoren Werke AG 1.85% 2021[1]	1,500	1,514
Bayerische Motoren Werke AG 2.00% 2021[1]	2,000	2,018
Bayerische Motoren Werke AG 2.95% 2022[1]	5,000	5,183
Bayerische Motoren Werke AG 3.45% 2023[1]	19,534	20,707
Bayerische Motoren Werke AG 3.80% 2023[1]	1,985	2,133
Bayerische Motoren Werke AG 3.15% 2024[1]	8,808	9,433
Bayerische Motoren Werke AG 3.90% 2025[1]	30,040	33,417
BMW Finance NV 2.25% 2022[1]	7,500	7,745
Carnival Corp. 11.50% 2023[1]	26,515	28,701
DaimlerChrysler North America Holding Corp. 2.00% 2021[1]	11,925	12,021
DaimlerChrysler North America Holding Corp. 2.55% 2022[1]	12,750	13,089
DaimlerChrysler North America Holding Corp. 1.75% 2023[1]	18,000	18,137
DaimlerChrysler North America Holding Corp. 2.70% 2024[1]	7,500	7,757
DaimlerChrysler North America Holding Corp. 3.65% 2024[1]	9,710	10,377
DaimlerChrysler North America Holding Corp. 3.30% 2025[1]	200	213
Expedia Group Inc. 6.25% 2025[1]	6,225	6,660
Ford Motor Co. 8.50% 2023	14,000	14,831
Ford Motor Co. 4.346% 2026	2,300	2,152
Ford Motor Credit Co. 2.343% 2020	25,295	25,184
Ford Motor Credit Co. 3.157% 2020	18,661	18,606
Ford Motor Credit Co. 3.20% 2021	9,890	9,766
Ford Motor Credit Co. 3.336% 2021	4,500	4,468
Ford Motor Credit Co. 3.47% 2021	15,066	14,802
Ford Motor Credit Co. 3.813% 2021	30,785	30,479
Ford Motor Credit Co. 5.875% 2021	9,265	9,374
Ford Motor Credit Co. 3.219% 2022	1,427	1,395
Ford Motor Credit Co. 3.339% 2022	25,553	24,843
Ford Motor Credit Co. 3.35% 2022	9,000	8,654
Ford Motor Credit Co. 5.596% 2022	19,250	19,455
Ford Motor Credit Co. 3.087% 2023	16,391	15,617
Ford Motor Credit Co. 3.096% 2023	20,532	19,535
Ford Motor Credit Co. 4.14% 2023	22,000	21,636
Ford Motor Credit Co. 4.375% 2023	15,492	15,258
Ford Motor Credit Co. 3.664% 2024	5,301	5,017
Ford Motor Credit Co. 3.81% 2024	10,017	9,657
Ford Motor Credit Co. 4.063% 2024	9,000	8,600
Ford Motor Credit Co. 4.134% 2025	400	381
Ford Motor Credit Co. 5.125% 2025	6,390	6,421
Ford Motor Credit Co. 4.542% 2026	18,000	17,257
Ford Motor Credit Co. 4.271% 2027	40,000	37,538
The Bond Fund of America — Page 16 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Co. 5.40% 2023	$4,478	$4,855
General Motors Co. 4.35% 2025	21,138	22,337
General Motors Co. 6.125% 2025	30,560	34,382
General Motors Co. 5.00% 2035	11,505	11,506
General Motors Co. 6.60% 2036	11,309	12,308
General Motors Co. 6.25% 2043	8,681	9,234
General Motors Co. 5.20% 2045	12,360	11,969
General Motors Co. 6.75% 2046	5,934	6,476
General Motors Co. 5.40% 2048	10,625	10,516
General Motors Co. 5.95% 2049	22,491	23,620
General Motors Financial Co. 3.20% 2021	13,200	13,355
General Motors Financial Co. 3.55% 2021	1,400	1,417
General Motors Financial Co. 3.15% 2022	100	102
General Motors Financial Co. 3.45% 2022	14,955	15,253
General Motors Financial Co. 3.45% 2022	550	559
General Motors Financial Co. 3.55% 2022	1,850	1,898
General Motors Financial Co. 3.25% 2023	47,908	48,969
General Motors Financial Co. 3.70% 2023	3,917	4,036
General Motors Financial Co. 4.15% 2023	14,010	14,650
General Motors Financial Co. 5.20% 2023	20,330	21,766
General Motors Financial Co. 3.50% 2024	4,470	4,535
General Motors Financial Co. 3.95% 2024	15,500	16,043
General Motors Financial Co. 5.10% 2024	18,546	19,836
General Motors Financial Co. 2.75% 2025	11,513	11,359
General Motors Financial Co. 2.90% 2025	2,410	2,403
General Motors Financial Co. 4.00% 2025	2,039	2,133
General Motors Financial Co. 4.30% 2025	558	582
General Motors Financial Co. 4.00% 2026	2,000	2,078
General Motors Financial Co. 5.25% 2026	8,267	9,016
Hanesbrands Inc. 4.625% 2024[1]	5,000	4,988
Home Depot, Inc. 3.90% 2028	825	990
Home Depot, Inc. 2.95% 2029	23,565	26,480
Home Depot, Inc. 2.70% 2030	25,000	27,504
Home Depot, Inc. 4.50% 2048	863	1,149
Hyundai Capital America 2.75% 2020[1]	11,706	11,732
Hyundai Capital America 3.45% 2021[1]	33,735	34,135
Hyundai Capital America 3.75% 2021[1]	21,500	21,913
Hyundai Capital America 2.85% 2022[1]	7,412	7,569
Hyundai Capital America 3.10% 2022[1]	13,890	14,180
Hyundai Capital America 3.25% 2022[1]	24,685	25,375
Hyundai Capital America 3.95% 2022[1]	15,000	15,436
Hyundai Capital America 2.375% 2023[1]	21,815	22,063
Hyundai Capital America 5.75% 2023[1]	10,000	10,926
Hyundai Capital America 2.65% 2025[1]	28,554	28,734
Hyundai Capital America 5.875% 2025[1]	10,000	11,240
Hyundai Capital America 3.00% 2027[1]	22,768	22,550
International Game Technology PLC 6.25% 2022[1]	1,690	1,710
International Game Technology PLC 6.50% 2025[1]	1,060	1,087
International Game Technology PLC 5.25% 2029[1]	2,940	2,874
KB Home 6.875% 2027	5,000	5,468
Las Vegas Sands Corp. 3.90% 2029	8,230	8,119
Lennar Corp. 8.375% 2021	5,000	5,180
Lennar Corp. 4.50% 2024	3,015	3,143
Limited Brands, Inc. 6.875% 2025[1]	985	1,019
The Bond Fund of America — Page 17 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Limited Brands, Inc. 6.75% 2036	$3,800	$3,128
Lowe’s Companies, Inc. 3.65% 2029	4,680	5,370
Lowe’s Companies, Inc. 4.05% 2047	2,425	2,847
Lowe’s Companies, Inc. 4.55% 2049	15,689	19,899
M.D.C. Holdings, Inc. 6.00% 2043	6,350	6,697
Magna International Inc. 2.45% 2030	5,500	5,636
Marriott International, Inc. 5.75% 2025	1,977	2,157
McDonald’s Corp. 2.125% 2030	8,975	9,221
McDonald’s Corp. 4.45% 2048	1,750	2,166
McDonald’s Corp. 3.625% 2049	6,857	7,634
McDonald’s Corp. 4.20% 2050	5,396	6,565
Melco International Development Ltd. 4.875% 2025[1]	300	303
Melco International Development Ltd. 5.375% 2029[1]	885	887
MGM Growth Properties LLC 5.625% 2024	3,885	4,051
MGM Resorts International 6.75% 2025	3,000	2,983
Morongo Band of Mission Indians 7.00% 2039[1]	11,225	13,018
Neiman Marcus Group Ltd. LLC 8.75% 2024[1,8]	5,202	260
Neiman Marcus Group Ltd. LLC 14.00% 2024 (42.86% PIK)[1,7,8]	3,364	1,009
Neiman Marcus Group Ltd. LLC, Term Loan, (1-month USD-LIBOR + 12.75%) 14.00% 2020[3,4,5,6]	327	327
Newell Rubbermaid Inc. 3.15% 2021	11,183	11,183
Newell Rubbermaid Inc. 4.35% 2023	16,509	17,083
Newell Rubbermaid Inc. 4.70% 2026	36,569	38,411
NIKE, Inc. 2.40% 2025	8,656	9,315
NIKE, Inc. 2.75% 2027	2,475	2,719
NIKE, Inc. 2.85% 2030	11,193	12,482
NIKE, Inc. 3.25% 2040	11,563	13,056
NIKE, Inc. 3.375% 2050	9,052	10,409
Nissan Motor Co., Ltd. 2.60% 2022[1]	15,570	15,244
PetSmart, Inc. 5.875% 2025[1]	3,975	3,997
President & Fellows of Harvard College 2.517% 2050	5,500	5,712
S.A.C.I. Falabella 3.75% 2027[1]	8,295	8,440
Sands China Ltd. 4.60% 2023	7,441	7,852
Sands China Ltd. 3.80% 2026[1]	2,330	2,406
Sands China Ltd. 5.40% 2028	43,750	48,446
Sands China Ltd. 4.375% 2030[1]	2,880	3,010
ServiceMaster Global Holdings, Inc. 5.125% 2024[1]	5,150	5,234
Starbucks Corp. 3.10% 2023	15,237	16,223
Starbucks Corp. 3.80% 2025	14,000	15,789
Starbucks Corp. 3.50% 2050	13,000	13,722
Taylor Morrison Home Corp. 5.75% 2028[1]	3,500	3,617
Toyota Motor Credit Corp. 2.15% 2022	2,000	2,068
Toyota Motor Credit Corp. 2.60% 2022	9,860	10,167
Toyota Motor Credit Corp. 1.35% 2023	19,170	19,565
Toyota Motor Credit Corp. 2.70% 2023	5,300	5,572
Toyota Motor Credit Corp. 1.80% 2025	1,500	1,556
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,482
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,900
Toyota Motor Credit Corp. 3.375% 2030	19,092	21,966
VICI Properties LP 4.25% 2026[1]	5,700	5,479
VICI Properties LP 4.625% 2029[1]	715	698
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[1]	2,175	2,050
Volkswagen Group of America Finance, LLC 4.00% 2021[1]	8,028	8,361
Volkswagen Group of America Finance, LLC 2.70% 2022[1]	11,831	12,231
Volkswagen Group of America Finance, LLC 2.90% 2022[1]	42,710	44,129
The Bond Fund of America — Page 18 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 3.125% 2023[1]	$41,634	$43,818
Volkswagen Group of America Finance, LLC 4.25% 2023[1]	3,000	3,287
Volkswagen Group of America Finance, LLC 2.85% 2024[1]	22,214	23,401
Volkswagen Group of America Finance, LLC 3.35% 2025[1]	23,730	25,508
Volkswagen Group of America Finance, LLC 4.625% 2025[1]	3,477	3,958
Wynn Macau, Ltd. 5.125% 2029[1]	1,200	1,167
Wynn Resorts Ltd. 7.75% 2025[1]	4,380	4,431
		1,855,126
Consumer staples 2.54%
Albertsons Companies LLC 3.50% 2023[1]	3,575	3,623
Albertsons Companies LLC 6.625% 2024	1,525	1,565
Altria Group, Inc. 2.85% 2022	200	208
Altria Group, Inc. 2.35% 2025	785	827
Altria Group, Inc. 4.40% 2026	23,857	27,460
Altria Group, Inc. 4.80% 2029	64,397	75,120
Altria Group, Inc. 3.40% 2030	5,439	5,863
Altria Group, Inc. 5.80% 2039	900	1,123
Altria Group, Inc. 4.50% 2043	100	108
Altria Group, Inc. 5.95% 2049	54,047	70,971
Altria Group, Inc. 4.45% 2050	3,370	3,700
Anheuser-Busch Company / InBev Worldwide 4.90% 2046	32,310	39,642
Anheuser-Busch InBev NV 4.00% 2028	2,000	2,309
Anheuser-Busch InBev NV 4.75% 2029	36,001	43,522
Anheuser-Busch InBev NV 3.50% 2030	5,390	6,072
Anheuser-Busch InBev NV 4.90% 2031	3,000	3,782
Anheuser-Busch InBev NV 4.60% 2048	14,275	16,692
Anheuser-Busch InBev NV 5.55% 2049	14,412	19,322
Anheuser-Busch InBev NV 4.50% 2050	18,726	22,426
British American Tobacco International Finance PLC 3.95% 2025[1]	20,022	22,097
British American Tobacco PLC 2.764% 2022	21,380	22,151
British American Tobacco PLC 3.222% 2024	51,000	54,679
British American Tobacco PLC 3.215% 2026	17,500	18,817
British American Tobacco PLC 3.557% 2027	107,870	116,788
British American Tobacco PLC 4.70% 2027	911	1,043
British American Tobacco PLC 4.906% 2030	14,470	17,024
British American Tobacco PLC 4.39% 2037	50,000	54,605
British American Tobacco PLC 4.54% 2047	38,726	42,221
British American Tobacco PLC 4.758% 2049	50,711	56,471
Coca-Cola Co. 1.75% 2024	36,000	37,799
Conagra Brands, Inc. 4.30% 2024	22,146	24,504
Conagra Brands, Inc. 4.60% 2025	30,065	34,695
Conagra Brands, Inc. 5.30% 2038	3,060	4,000
Conagra Brands, Inc. 5.40% 2048	15,715	21,726
Constellation Brands, Inc. 2.65% 2022	14,125	14,739
Constellation Brands, Inc. 2.70% 2022	1,995	2,070
Constellation Brands, Inc. 3.20% 2023	10,638	11,295
Constellation Brands, Inc. 4.25% 2023	8,588	9,434
Constellation Brands, Inc. 3.70% 2026	3,350	3,741
Constellation Brands, Inc. 3.60% 2028	1,650	1,829
Constellation Brands, Inc. 3.15% 2029	13,210	14,189
Constellation Brands, Inc. 2.875% 2030	20,492	21,762
Constellation Brands, Inc. 4.10% 2048	1,000	1,158
Constellation Brands, Inc. 3.75% 2050	3,167	3,459
The Bond Fund of America — Page 19 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Costco Wholesale Corp. 2.30% 2022	$3,500	$3,608
Costco Wholesale Corp. 2.75% 2024	14,500	15,745
Darling Ingredients Inc. 5.25% 2027[1]	6,000	6,184
H.J. Heinz Co. 4.25% 2031[1]	1,634	1,736
Imperial Tobacco Finance PLC 3.50% 2023[1]	3,173	3,295
JBS Investments GmbH II 7.00% 2026[1]	1,932	2,032
JBS Investments GmbH II 7.00% 2026	835	878
Keurig Dr Pepper Inc. 3.551% 2021	8,500	8,738
Keurig Dr Pepper Inc. 4.057% 2023	36,670	40,023
Keurig Dr Pepper Inc. 4.417% 2025	9,925	11,451
Keurig Dr Pepper Inc. 4.597% 2028	22,033	26,466
Keurig Dr Pepper Inc. 3.20% 2030	14,294	15,846
Keurig Dr Pepper Inc. 5.085% 2048	19,000	25,253
Keurig Dr Pepper Inc. 3.80% 2050	1,353	1,551
Kimberly-Clark Corp. 3.10% 2030	1,510	1,721
Kimberly-Clark de México, SAB de CV 2.431% 2031[1]	2,510	2,531
Kraft Heinz Co. 3.95% 2025	7,390	7,901
Kraft Heinz Co. 3.00% 2026	2,810	2,843
Kraft Heinz Co. 4.375% 2046	7,500	7,382
Lamb Weston Holdings, Inc. 4.625% 2024[1]	2,500	2,600
Molson Coors Brewing Co. 2.10% 2021	6,190	6,267
Molson Coors Brewing Co. 4.20% 2046	22,166	21,596
Nestlé Holdings, Inc. 3.35% 2023[1]	26,000	28,277
PepsiCo, Inc. 3.625% 2050	25,720	31,368
Philip Morris International Inc. 2.50% 2022	16,500	17,202
Philip Morris International Inc. 2.875% 2024	11,985	12,890
Philip Morris International Inc. 1.50% 2025	1,286	1,319
Philip Morris International Inc. 3.375% 2029	13,550	15,416
Philip Morris International Inc. 2.10% 2030	909	938
Philip Morris International Inc. 4.875% 2043	8,500	10,950
Procter & Gamble Co. 2.80% 2027	647	721
Procter & Gamble Co. 3.00% 2030	1,183	1,357
Procter & Gamble Co. 3.55% 2040	20,000	24,173
Procter & Gamble Co. 3.60% 2050	3,314	4,138
Reckitt Benckiser Group PLC 2.375% 2022[1]	10,935	11,270
Reckitt Benckiser Treasury Services PLC 2.75% 2024[1]	4,305	4,579
Reynolds American Inc. 3.25% 2022	17,491	18,016
Reynolds American Inc. 4.45% 2025	10,635	11,989
Reynolds American Inc. 4.75% 2042	2,500	2,644
Reynolds American Inc. 5.85% 2045	10,195	12,785
Spectrum Brands Inc. 5.75% 2025	2,750	2,831
TreeHouse Foods, Inc. 6.00% 2024[1]	2,555	2,613
Wal-Mart Stores, Inc. 3.125% 2021	7,500	7,710
Wal-Mart Stores, Inc. 2.35% 2022	4,000	4,189
Wal-Mart Stores, Inc. 3.40% 2023	2,975	3,233
Wal-Mart Stores, Inc. 2.85% 2024	29,935	32,576
Wal-Mart Stores, Inc. 3.05% 2026	16,440	18,563
Wal-Mart Stores, Inc. 3.70% 2028	5,694	6,751
WM. Wrigley Jr. Co. 3.375% 2020[1]	41,650	41,929
		1,502,705
The Bond Fund of America — Page 20 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services 2.41%	Principal amount (000)	Value (000)
América Móvil, SAB de CV 8.46% 2036	MXN27,000	$1,204
AT&T Inc. 4.125% 2026	$5,630	6,421
AT&T Inc. 2.30% 2027	40,225	41,595
AT&T Inc. 2.75% 2031	74,935	77,698
AT&T Inc. 3.50% 2041	8,400	8,854
AT&T Inc. 4.30% 2042	1,075	1,206
AT&T Inc. 4.35% 2045	14,907	16,795
AT&T Inc. 4.50% 2048	12,253	14,402
AT&T Inc. 3.65% 2051	14,285	14,971
Baidu Inc. 3.425% 2030	8,000	8,707
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 2024[1]	8,185	8,449
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	3,815	3,962
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	12,250	12,660
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[1]	10,700	11,301
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	18,675	19,126
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	6,865	7,035
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	21,086	21,423
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	6,850	9,133
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	18,943	21,904
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	6,300	7,170
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	7,900	7,727
CenturyLink, Inc. 4.00% 2027[1]	66,645	64,660
Comcast Corp. 3.95% 2025	10,500	12,041
Comcast Corp. 2.65% 2030	71,390	77,687
Comcast Corp. 1.95% 2031	13,186	13,461
Comcast Corp. 3.25% 2039	2,120	2,355
Comcast Corp. 3.75% 2040	9,600	11,332
Comcast Corp. 3.45% 2050	4,400	4,997
Comcast Corp. 2.80% 2051	13,700	14,073
CSC Holdings, LLC 5.375% 2023[1]	7,600	7,716
Deutsche Telekom AG 3.625% 2050[1]	23,130	25,694
Diamond Sports Group LLC 5.375% 2026[1]	3,500	2,555
Digicel Group Ltd. 8.75% 2024[1]	371	363
Digicel Group Ltd. 13.00% 2025[1,7]	188	159
Digicel Group Ltd. 8.00% 2026[1]	148	89
Discovery Communications, Inc. 3.625% 2030	12,119	13,282
Discovery Communications, Inc. 4.65% 2050	8,370	9,532
Embarq Corp. 7.995% 2036	7,150	8,045
Fox Corp. 4.03% 2024	4,090	4,537
Fox Corp. 3.05% 2025	1,962	2,125
Fox Corp. 3.50% 2030	30,189	33,773
Fox Corp. 5.576% 2049	8,355	11,783
Grupo Televisa, SAB 7.25% 2043	MXN25,290	835
iHeartCommunications, Inc. 6.375% 2026	$8,475	8,410
Level 3 Communications, Inc. 5.125% 2023	2,500	2,507
Level 3 Communications, Inc. 5.375% 2024	5,185	5,243
Level 3 Communications, Inc. 5.25% 2026	5,015	5,179
Level 3 Communications, Inc. 3.875% 2029[1]	6,900	7,291
NBCUniversal Enterprise, Inc., junior subordinated, 5.25% 2049[1]	29,045	29,122
Neptune Finco Corp. (Altice NV) 6.625% 2025[1]	4,850	5,053
Netflix, Inc. 4.875% 2028	6,000	6,425
Netflix, Inc. 5.875% 2028	8,425	9,597
Netflix, Inc. 5.375% 2029[1]	6,440	7,082
Netflix, Inc. 4.875% 2030[1]	28,359	30,374
The Bond Fund of America — Page 21 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Quebecor Media Inc. 5.75% 2023	$3,600	$3,780
Sirius XM Radio Inc. 3.875% 2022[1]	2,500	2,518
Sirius XM Radio Inc. 4.625% 2023[1]	5,000	5,041
Sirius XM Radio Inc. 4.625% 2024[1]	2,500	2,571
SoftBank Group Corp. 3.36% 2023[1]	7,172	7,270
Sprint Corp. 7.25% 2021	8,613	9,039
Sprint Corp. 7.875% 2023	6,163	6,949
Sprint Corp. 7.125% 2024	6,835	7,730
TEGNA Inc. 5.00% 2029[1]	8,500	8,017
Tencent Holdings Ltd. 3.28% 2024[1]	15,000	15,953
Tencent Holdings Ltd. 3.595% 2028	7,500	8,191
Tencent Holdings Ltd. 2.39% 2030[1]	20,000	20,046
Tencent Holdings Ltd. 3.24% 2050[1]	7,870	7,908
Tencent Holdings Ltd. 3.29% 2060[1]	10,000	10,130
T-Mobile US, Inc. 6.00% 2024	3,175	3,254
T-Mobile US, Inc. 3.50% 2025[1]	18,475	20,173
T-Mobile US, Inc. 1.50% 2026[1]	4,900	4,912
T-Mobile US, Inc. 6.50% 2026	11,250	11,770
T-Mobile US, Inc. 3.75% 2027[1]	28,200	31,323
T-Mobile US, Inc. 2.05% 2028[1]	11,350	11,384
T-Mobile US, Inc. 4.75% 2028	9,066	9,588
T-Mobile US, Inc. 3.875% 2030[1]	75,077	83,819
T-Mobile US, Inc. 2.55% 2031[1]	10,052	10,113
T-Mobile US, Inc. 4.375% 2040[1]	42,975	49,898
T-Mobile US, Inc. 4.50% 2050[1]	52,246	61,674
Verizon Communications Inc. 4.329% 2028	15,497	18,669
Verizon Communications Inc. 3.875% 2029	2,071	2,454
Verizon Communications Inc. 4.016% 2029	11,077	13,267
Verizon Communications Inc. 3.15% 2030	25,738	29,153
Verizon Communications Inc. 4.40% 2034	10,000	12,439
Verizon Communications Inc. 5.25% 2037	1,075	1,457
Verizon Communications Inc. 3.85% 2042	855	1,045
Verizon Communications Inc. 4.125% 2046	1,425	1,783
Verizon Communications Inc. 4.00% 2050	5,850	7,399
Videotron Ltd. 5.375% 2024[1]	3,100	3,311
Virgin Media Secured Finance PLC 5.50% 2029[1]	5,000	5,278
Vodafone Group PLC 5.25% 2048	13,985	18,431
Vodafone Group PLC 4.25% 2050	20,375	23,979
Walt Disney Company 2.65% 2031	70,510	74,896
Walt Disney Company 4.70% 2050	10,000	13,098
Walt Disney Company 3.60% 2051	15,638	17,471
WPP Finance 2010 3.75% 2024	1,000	1,080
Ziggo Bond Finance BV 5.50% 2027[1]	6,200	6,312
		1,423,693
Information technology 2.12%
Adobe Inc 1.70% 2023	20,000	20,755
Adobe Inc. 1.90% 2025	14,746	15,582
Adobe Inc. 2.15% 2027	24,367	26,177
Adobe Inc. 2.30% 2030	24,569	26,561
Apple Inc. 1.125% 2025	5,088	5,185
Apple Inc. 2.65% 2050	11,574	11,993
Broadcom Corp. 3.875% 2027	32,260	34,904
Broadcom Inc. 3.625% 2024[1]	6,000	6,524
The Bond Fund of America — Page 22 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom Inc. 3.15% 2025[1]	$15,000	$15,945
Broadcom Inc. 4.70% 2025[1]	24,020	27,072
Broadcom Inc. 4.25% 2026[1]	150,225	167,401
Broadcom Inc. 4.75% 2029[1]	175,189	198,964
Broadcom Inc. 4.15% 2030[1]	52,000	56,696
Broadcom Inc. 5.00% 2030[1]	62,345	71,780
Broadcom Ltd. 2.65% 2023	16,500	17,128
Broadcom Ltd. 3.625% 2024	33,750	36,320
Broadcom Ltd. 3.50% 2028	22,732	24,032
CDW Corp. 4.125% 2025	5,275	5,305
Financial & Risk US Holdings, Inc. 6.25% 2026[1]	5,675	6,029
Fiserv, Inc. 2.75% 2024	19,000	20,271
Fiserv, Inc. 2.25% 2027	14,395	15,074
Fiserv, Inc. 3.50% 2029	44,285	49,823
Fiserv, Inc. 2.65% 2030	28,731	30,375
Fiserv, Inc. 4.40% 2049	13,825	16,890
Gartner, Inc. 4.50% 2028[1]	1,850	1,876
Global Payments Inc. 2.90% 2030	22,277	23,328
International Business Machines Corp. 3.00% 2024	32,750	35,485
International Business Machines Corp. 1.70% 2027	2,742	2,805
International Business Machines Corp. 1.95% 2030	17,645	18,083
Intuit Inc. 0.65% 2023	5,105	5,118
Intuit Inc. 0.95% 2025	1,670	1,674
Intuit Inc. 1.35% 2027	3,355	3,375
Intuit Inc. 1.65% 2030	5,065	5,058
Microsoft Corp. 3.125% 2025	5,750	6,455
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.00% 2023[3,6]	2,948	2,749
NCR Corp. 8.125% 2025[1]	1,020	1,086
NCR Corp. 5.75% 2027[1]	2,500	2,506
Open Text Corp. 3.875% 2028[1]	6,500	6,269
Oracle Corp. 1.90% 2021	12,250	12,459
Oracle Corp. 2.50% 2025	5,585	5,994
Oracle Corp. 3.60% 2050	53,765	60,879
PayPal Holdings, Inc. 2.40% 2024	43,150	45,853
PayPal Holdings, Inc. 2.65% 2026	12,234	13,306
PayPal Holdings, Inc. 2.85% 2029	12,580	13,793
PayPal Holdings, Inc. 2.30% 2030	5,749	5,987
PayPal Holdings, Inc. 3.25% 2050	4,859	5,317
Simon Property Group, LP 2.00% 2024	23,500	24,114
VeriSign, Inc. 4.625% 2023	5,800	5,851
Visa Inc. 2.15% 2022	4,535	4,715
Visa Inc. 1.90% 2027	10,958	11,471
Visa Inc. 2.05% 2030	11,822	12,419
Visa Inc. 2.70% 2040	4,936	5,304
Xerox Corp. 3.50% 2020	500	502
		1,250,617
Industrials 2.11%
3M Co. 2.25% 2023	10,722	11,212
3M Co. 3.25% 2024	9,872	10,771
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,039
ADT Corp. 3.50% 2022	13,100	13,062
Airbus Group SE 2.70% 2023[1]	985	1,022
Avolon Holdings Funding Ltd. 3.625% 2022[1]	8,000	7,545
The Bond Fund of America — Page 23 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Avolon Holdings Funding Ltd. 3.95% 2024[1]	$35,726	$31,284
Avolon Holdings Funding Ltd. 3.25% 2027[1]	16,000	12,959
Boeing Co. 4.508% 2023	25,000	26,415
Boeing Co. 2.80% 2024	3,485	3,539
Boeing Co. 4.875% 2025	69,666	75,937
Boeing Co. 3.10% 2026	26,488	27,017
Boeing Co. 2.70% 2027	29,941	29,267
Boeing Co. 5.04% 2027	26,025	28,737
Boeing Co. 3.20% 2029	39,745	39,341
Boeing Co. 2.95% 2030	5,967	5,832
Boeing Co. 5.15% 2030	17,607	19,682
Boeing Co. 3.60% 2034	6,790	6,433
Boeing Co. 3.90% 2049	4,430	4,076
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[1]	3,242	3,045
Burlington Northern Santa Fe LLC 3.05% 2051	8,385	9,147
BWX Technologies, Inc. 4.125% 2028[1]	1,675	1,677
Canadian National Railway Co. 3.20% 2046	1,180	1,308
Carrier Global Corp. 2.242% 2025[1]	21,661	22,233
Carrier Global Corp. 2.493% 2027[1]	11,399	11,627
Carrier Global Corp. 2.722% 2030[1]	52,349	52,580
Carrier Global Corp. 3.377% 2040[1]	17,500	17,080
Carrier Global Corp. 3.577% 2050[1]	13,124	12,863
Clean Harbors, Inc. 4.875% 2027[1]	1,100	1,132
Clean Harbors, Inc. 5.125% 2029[1]	10,000	10,401
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	1,920	1,853
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	968	928
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	—[9]	—[9]
CSX Corp. 3.80% 2028	2,460	2,842
CSX Corp. 4.25% 2029	4,277	5,121
CSX Corp. 2.40% 2030	17,855	18,898
Deere & Co. 3.75% 2050	9,807	12,116
Delta Air Lines, Inc. 7.00% 2025[1]	7,250	7,492
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	791	776
DP World Crescent 4.848% 2028[1]	3,180	3,360
Dun & Bradstreet Corp. 6.875% 2026[1]	10,120	10,751
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[1]	7,450	8,558
ENA Norte Trust 4.95% 2028[1]	5,611	5,548
ENA Norte Trust 4.95% 2028	517	512
F-Brasile SpA 7.375% 2026[1]	1,790	1,382
Fortive Corp. 2.35% 2021	3,550	3,595
GE Capital Funding, LLC 3.45% 2025[1]	1,000	1,048
GE Capital International Funding Co. 4.418% 2035	45,567	46,313
General Dynamics Corp. 3.375% 2023	6,645	7,192
General Dynamics Corp. 3.50% 2025	8,025	9,008
General Dynamics Corp. 3.75% 2028	4,895	5,715
General Dynamics Corp. 3.625% 2030	4,186	4,906
General Dynamics Corp. 4.25% 2050	2,091	2,729
General Electric Capital Corp. 3.373% 2025	32,950	34,599
General Electric Capital Corp. 6.15% 2037	3,050	3,540
General Electric Co. 3.45% 2027	12,013	12,334
General Electric Co. 3.625% 2030	34,527	34,629
General Electric Co. 4.25% 2040	14,050	13,842
General Electric Co. 4.125% 2042	40	38
General Electric Co. 4.35% 2050	20,725	20,573
The Bond Fund of America — Page 24 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Hardwoods Acquisition Inc. 7.50% 2021[1]	$4,780	$1,745
Harris Corp. 3.832% 2025	885	989
Honeywell International Inc. 2.30% 2024	22,497	24,001
Honeywell International Inc. 1.35% 2025	165	170
Honeywell International Inc. 2.70% 2029	9,333	10,341
Honeywell International Inc. 1.95% 2030	21,500	22,493
Honeywell International Inc. 2.80% 2050	400	428
Icahn Enterprises Finance Corp. 4.75% 2024	2,500	2,366
Icahn Enterprises Finance Corp. 6.25% 2026	5,200	5,219
Lima Metro Line 2 Finance Ltd. 5.875% 2034[1]	3,167	3,745
Lima Metro Line 2 Finance Ltd. 4.35% 2036[1]	465	497
Lockheed Martin Corp. 1.85% 2030	2,175	2,232
Lockheed Martin Corp. 2.80% 2050	2,365	2,502
Masonite International Corp. 5.75% 2026[1]	3,500	3,617
Mexico City Airport Trust 4.25% 2026	200	189
Mexico City Airport Trust 3.875% 2028	8,400	7,645
Mexico City Airport Trust 5.50% 2046	3,369	2,977
Mexico City Airport Trust 5.50% 2047	7,316	6,461
Mexico City Airport Trust 5.50% 2047[1]	2,313	2,043
Norfolk Southern Corp. 3.05% 2050	1,314	1,359
Northrop Grumman Corp. 2.55% 2022	8,955	9,348
Northrop Grumman Corp. 2.93% 2025	25,040	27,068
Northrop Grumman Corp. 3.25% 2028	7,425	8,301
Northrop Grumman Corp. 5.25% 2050	12,904	18,636
Otis Worldwide Corp. 2.056% 2025[1]	27,382	28,728
Otis Worldwide Corp. 2.293% 2027[1]	4,000	4,183
Otis Worldwide Corp. 2.565% 2030[1]	5,900	6,200
Otis Worldwide Corp. 3.362% 2050[1]	1,500	1,595
Parker-Hannifin Corp. 3.25% 2029	2,615	2,894
Prime Security Services Borrower, LLC 5.25% 2024[1]	2,500	2,563
Prime Security Services Borrower, LLC 5.75% 2026[1]	2,000	2,077
Raytheon Technologies Corp. 2.80% 2022[1]	9,010	9,298
Raytheon Technologies Corp. 3.20% 2024[1]	10,105	10,880
Republic Services, Inc. 2.50% 2024	7,000	7,450
Roper Technologies, Inc. 2.80% 2021	468	482
Rutas 2 and 7 Finance Ltd. 0% 2036[1]	1,795	1,176
Siemens AG 1.70% 2021[1]	13,500	13,708
Siemens AG 2.70% 2022[1]	29,620	30,756
Siemens AG 2.90% 2022[1]	10,000	10,458
Siemens AG 2.35% 2026[1]	6,430	6,896
Spirit AeroSystems, Inc. 7.50% 2025[1]	2,735	2,709
Stericycle, Inc. 5.375% 2024[1]	5,000	5,138
TransDigm Inc. 6.25% 2026[1]	656	657
Union Pacific Corp. 3.15% 2024	5,705	6,199
Union Pacific Corp. 2.15% 2027	4,740	5,018
Union Pacific Corp. 3.70% 2029	14,705	17,195
Union Pacific Corp. 2.40% 2030	9,549	10,228
Union Pacific Corp. 4.30% 2049	4,550	5,836
Union Pacific Corp. 3.25% 2050	18,198	19,997
Union Pacific Corp. 3.95% 2059	11,880	14,281
United Airlines Holdings, Inc. 6.50% 2027[1]	10,440	10,492
United Rentals, Inc. 4.625% 2025	3,647	3,672
United Rentals, Inc. 5.875% 2026	2,353	2,469
United Technologies Corp. 3.65% 2023	437	473
The Bond Fund of America — Page 25 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
United Technologies Corp. 3.95% 2025	$17,415	$19,898
United Technologies Corp. 3.125% 2027	1,000	1,109
United Technologies Corp. 4.125% 2028	6,320	7,453
United Technologies Corp. 4.50% 2042	1,625	2,015
Vinci SA 3.75% 2029[1]	7,514	8,674
WESCO Distribution, Inc. 7.125% 2025[1]	2,165	2,289
WESCO Distribution, Inc. 7.25% 2028[1]	2,355	2,489
Westinghouse Air Brake Technologies Corp. 4.40% 2024[2]	9,676	10,270
XPO Logistics, Inc. 6.75% 2024[1]	1,500	1,575
XPO Logistics, Inc. 6.25% 2025[1]	5,000	5,247
		1,247,560
Real estate 0.75%
Alexandria Real Estate Equities, Inc. 3.80% 2026	4,085	4,589
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,440	1,641
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,070	1,222
Alexandria Real Estate Equities, Inc. 2.75% 2029	1,213	1,296
Alexandria Real Estate Equities, Inc. 4.50% 2029	2,110	2,531
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,615	2,919
American Campus Communities, Inc. 3.75% 2023	15,160	15,578
American Campus Communities, Inc. 4.125% 2024	11,740	12,350
American Campus Communities, Inc. 3.30% 2026	18,950	19,459
American Campus Communities, Inc. 3.625% 2027	1,865	1,918
American Campus Communities, Inc. 2.85% 2030	5,814	5,621
American Campus Communities, Inc. 3.875% 2031	2,944	3,092
Equinix, Inc. 2.625% 2024	40,151	42,825
Equinix, Inc. 1.25% 2025	4,470	4,491
Equinix, Inc. 2.90% 2026	24,462	26,425
Equinix, Inc. 1.80% 2027	2,646	2,662
Equinix, Inc. 3.20% 2029	27,854	30,282
Equinix, Inc. 2.15% 2030	31,804	31,536
Equinix, Inc. 3.00% 2050	6,455	6,314
Essex Portfolio LP 3.625% 2022	4,370	4,584
Essex Portfolio LP 3.25% 2023	4,610	4,858
Essex Portfolio LP 3.875% 2024	5,500	5,992
Essex Portfolio LP 3.375% 2026	1,070	1,163
Essex Portfolio LP 4.00% 2029	1,960	2,281
Federal Realty REIT Investment Trust 3.50% 2030	7,136	7,532
Gaming and Leisure Properties, Inc. 3.35% 2024	912	915
Gaming and Leisure Properties, Inc. 4.00% 2030	2,564	2,555
Hospitality Properties Trust 4.25% 2021	1,224	1,224
Hospitality Properties Trust 5.00% 2022	14,650	14,393
Hospitality Properties Trust 4.50% 2023	9,680	9,272
Hospitality Properties Trust 4.50% 2025	6,875	6,156
Hospitality Properties Trust 3.95% 2028	100	81
Howard Hughes Corp. 5.375% 2025[1]	16,500	15,406
Iron Mountain Inc. 4.875% 2027[1]	1,605	1,568
Iron Mountain Inc. 5.25% 2028[1]	12,959	12,924
Iron Mountain Inc. 4.875% 2029[1]	11,137	10,842
Iron Mountain Inc. 5.25% 2030[1]	3,450	3,389
Kimco Realty Corp. 3.40% 2022	8,655	9,009
Kimco Realty Corp. 3.125% 2023	3,175	3,240
Kimco Realty Corp. 2.70% 2024	16,980	17,470
Kimco Realty Corp. 3.30% 2025	5,000	5,254
The Bond Fund of America — Page 26 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Omega Healthcare Investors, Inc. 4.375% 2023	$2,100	$2,182
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,847
Piedmont Operating Partnership LP 4.45% 2024	3,000	3,078
Scentre Group 2.375% 2021[1]	11,410	11,465
Scentre Group 3.25% 2025[1]	1,265	1,302
Scentre Group 3.50% 2025[1]	7,550	7,873
WEA Finance LLC 3.25% 2020[1]	11,935	11,951
WEA Finance LLC 3.75% 2024[1]	2,480	2,561
Westfield Corp. Ltd. 3.15% 2022[1]	32,440	32,931
Westfield Corp. Ltd. 3.50% 2029[1]	7,330	7,118
		440,167
Materials 0.67%
Air Liquide SA 2.25% 2029[1]	3,643	3,766
Air Products and Chemicals, Inc. 1.50% 2025	1,714	1,774
Air Products and Chemicals, Inc. 1.85% 2027	802	841
Air Products and Chemicals, Inc. 2.05% 2030	4,041	4,252
Air Products and Chemicals, Inc. 2.70% 2040	12,619	13,433
Air Products and Chemicals, Inc. 2.80% 2050	5,784	6,149
Anglo American Capital PLC 5.625% 2030[1]	14,000	16,939
ArcelorMittal 3.60% 2024	3,089	3,063
Ardagh Packaging Finance 5.25% 2025[1]	3,640	3,742
Ardagh Packaging Finance 4.125% 2026[1]	2,500	2,478
Ball Corp. 4.00% 2023	6,000	6,229
Berry Global Escrow Corp. 4.875% 2026[1]	9,875	10,033
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 5-year + 4.971% on 10/19/2020)[1,2]	6,440	6,483
Blue Cube Spinco Inc. 9.75% 2023	6,300	6,509
Blue Cube Spinco Inc. 10.00% 2025	3,000	3,127
Braskem Finance Ltd. 6.45% 2024	650	714
Braskem Idesa Sapi 7.45% 2029[1]	1,540	1,444
Braskem SA 4.50% 2030[1]	10,625	9,741
Braskem SA 4.50% 2030	1,350	1,238
Braskem SA 5.875% 2050[1]	4,000	3,531
BWAY Parent Co., Inc. 5.50% 2024[1]	6,500	6,398
Chevron Phillips Chemical Co. LLC 3.30% 2023[1]	9,250	9,671
Chevron Phillips Chemical Co. LLC 3.70% 2028[1]	3,000	3,195
Cleveland-Cliffs Inc. 4.875% 2024[1]	7,500	7,077
Cleveland-Cliffs Inc. 9.875% 2025[1]	5,975	6,279
Cleveland-Cliffs Inc. 6.75% 2026[1]	1,035	1,001
Corp Nacional Del Cobre De Chile 3.75% 2031[1]	8,000	8,747
CRH America, Inc. 3.875% 2025[1]	2,000	2,208
CRH America, Inc. 5.125% 2045[1]	2,000	2,337
Crown Holdings, Inc. 4.50% 2023	2,500	2,558
Crown Holdings, Inc. 4.25% 2026	4,000	4,114
Dow Chemical Co. 3.15% 2024	1,645	1,758
Dow Chemical Co. 3.625% 2026	14,418	15,899
Dow Chemical Co. 4.80% 2028	4,000	4,796
Dow Chemical Co. 4.625% 2044	1,100	1,269
Dow Chemical Co. 5.55% 2048	8,600	11,305
Dow Chemical Co. 4.80% 2049	10,227	12,224
DowDuPont Inc. 5.419% 2048	12,159	16,151
E.I. du Pont de Nemours and Co. 1.70% 2025	1,493	1,543
E.I. du Pont de Nemours and Co. 2.30% 2030	4,473	4,659
The Bond Fund of America — Page 27 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
FMG Resources 4.75% 2022[1]	$6,300	$6,435
Freeport-McMoRan Inc. 3.875% 2023	9,000	9,030
Glencore Funding LLC 4.125% 2024[1]	25,850	27,737
Graphic Packaging International, Inc. 3.50% 2028[1]	8,000	7,958
Holcim Ltd. 5.15% 2023[1]	3,105	3,408
LYB International Finance III, LLC 2.875% 2025	4,000	4,264
LYB International Finance III, LLC 3.375% 2030	2,000	2,145
LYB International Finance III, LLC 4.20% 2049	1,740	1,888
LYB International Finance III, LLC 4.20% 2050	5,500	5,949
LyondellBasell Industries NV 6.00% 2021	900	951
Mosaic Co. 4.05% 2027	1,000	1,063
Newcrest Finance Pty Ltd. 3.25% 2030[1]	5,229	5,595
Newcrest Finance Pty Ltd. 4.20% 2050[1]	2,414	2,705
Nova Chemicals Corp. 4.875% 2024[1]	2,000	1,870
Nova Chemicals Corp. 5.25% 2027[1]	7,500	6,601
Nutrien Ltd. 4.20% 2029	500	581
Nutrien Ltd. 2.95% 2030	6,301	6,691
Nutrien Ltd. 5.00% 2049	3,850	4,966
Nutrien Ltd. 3.95% 2050	500	554
OCI NV 5.25% 2024[1]	3,500	3,373
Olin Corp. 9.50% 2025[1]	2,950	3,295
Praxair, Inc. 3.00% 2021	2,850	2,937
S.P.C.M. SA 4.875% 2025[1]	695	703
Sealed Air Corp. 4.875% 2022[1]	3,139	3,236
Sealed Air Corp. 5.25% 2023[1]	111	116
Sherwin-Williams Co. 2.75% 2022	212	219
Sherwin-Williams Co. 3.125% 2024	7,250	7,799
Sherwin-Williams Co. 3.45% 2027	112	125
Sherwin-Williams Co. 2.95% 2029	5,150	5,546
Sherwin-Williams Co. 2.30% 2030	1,271	1,299
Sherwin-Williams Co. 4.50% 2047	2,601	3,170
Sherwin-Williams Co. 3.30% 2050	1,700	1,730
Silgan Holdings Inc. 4.75% 2025	5,000	5,082
Silgan Holdings Inc. 4.125% 2028[1]	2,500	2,484
Suzano Austria GmbH 6.00% 2029	3,500	3,788
Teck Resources Ltd. 3.90% 2030[1]	3,432	3,431
Westlake Chemical Corp. 5.00% 2046	7,090	7,545
Westlake Chemical Corp. 4.375% 2047	1,960	1,942
Yara International ASA 3.148% 2030[1]	9,933	10,348
		397,234
Total corporate bonds & notes		20,114,868
Mortgage-backed obligations 33.81% Federal agency mortgage-backed obligations 32.29%
Fannie Mae 7.00% 2036[10]	126	135
Fannie Mae 6.00% 2037[10]	4	4
Fannie Mae 7.00% 2037[10]	153	168
Fannie Mae 7.00% 2037[10]	106	116
Fannie Mae 7.00% 2037[10]	86	90
Fannie Mae 7.50% 2037[10]	106	113
Fannie Mae 7.50% 2037[10]	59	69
Fannie Mae 7.50% 2037[10]	46	54
Fannie Mae 4.50% 2046[10]	1,305	1,378
The Bond Fund of America — Page 28 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 2046[10]	$581	$611
Fannie Mae 4.50% 2047[10]	2,175	2,288
Fannie Mae 7.00% 2047[10]	12	14
Fannie Mae Pool #976945 5.50% 2023[10]	5	6
Fannie Mae Pool #976948 6.00% 2023[10]	36	37
Fannie Mae Pool #932119 4.50% 2024[10]	1,265	1,350
Fannie Mae Pool #AD6392 4.50% 2025[10]	1,361	1,452
Fannie Mae Pool #AD3149 4.50% 2025[10]	757	808
Fannie Mae Pool #AD5692 4.50% 2025[10]	732	782
Fannie Mae Pool #AB1068 4.50% 2025[10]	5	5
Fannie Mae Pool #AJ5476 3.00% 2026[10]	222	234
Fannie Mae Pool #MA3131 3.00% 2027[10]	129	136
Fannie Mae Pool #MA2973 3.00% 2027[10]	15	16
Fannie Mae Pool #AL7800 2.50% 2030[10]	6,595	7,002
Fannie Mae Pool #BM4299 3.00% 2030[10]	21	22
Fannie Mae Pool #AL9668 3.00% 2030[10]	20	21
Fannie Mae Pool #AZ4646 3.50% 2030[10]	455	481
Fannie Mae Pool #AZ0554 3.50% 2030[10]	329	347
Fannie Mae Pool #AY1948 3.50% 2030[10]	276	292
Fannie Mae Pool #AS8388 2.50% 2031[10]	5,319	5,634
Fannie Mae Pool #AS7323 2.50% 2031[10]	4,082	4,351
Fannie Mae Pool #CA3178 3.00% 2031[10]	1,218	1,287
Fannie Mae Pool #890710 3.00% 2031[10]	24	25
Fannie Mae Pool #FM1162 2.50% 2032[10]	4,037	4,293
Fannie Mae Pool #BM1036 2.50% 2032[10]	479	507
Fannie Mae Pool #BH7659 3.00% 2032[10]	18,162	19,118
Fannie Mae Pool #CA3274 3.00% 2032[10]	821	866
Fannie Mae Pool #BH9235 3.00% 2033[10]	1,592	1,692
Fannie Mae Pool #MA3409 3.00% 2033[10]	1,448	1,522
Fannie Mae Pool #BJ4890 3.00% 2033[10]	805	855
Fannie Mae Pool #BK5161 3.00% 2033[10]	746	784
Fannie Mae Pool #BK1112 3.00% 2033[10]	714	750
Fannie Mae Pool #BJ4685 3.00% 2033[10]	703	740
Fannie Mae Pool #MA3247 3.00% 2033[10]	534	561
Fannie Mae Pool #MA3461 3.00% 2033[10]	519	546
Fannie Mae Pool #BJ4856 3.00% 2033[10]	509	541
Fannie Mae Pool #BK6720 3.00% 2033[10]	512	539
Fannie Mae Pool #BM5111 3.00% 2033[10]	493	525
Fannie Mae Pool #BK7453 3.00% 2033[10]	492	519
Fannie Mae Pool #BK5466 3.00% 2033[10]	465	489
Fannie Mae Pool #MA3516 3.00% 2033[10]	407	427
Fannie Mae Pool #BJ5705 3.00% 2033[10]	320	336
Fannie Mae Pool #MA3283 3.00% 2033[10]	316	332
Fannie Mae Pool #BK7123 3.00% 2033[10]	283	298
Fannie Mae Pool #BK9015 3.00% 2033[10]	255	268
Fannie Mae Pool #BK5472 3.00% 2033[10]	36	38
Fannie Mae Pool #CA2106 3.50% 2033[10]	321	339
Fannie Mae Pool #MA3518 4.00% 2033[10]	56	59
Fannie Mae Pool #695412 5.00% 2033[10]	9	11
Fannie Mae Pool #CA4453 2.50% 2034[10]	7,772	8,145
Fannie Mae Pool #BO1359 2.50% 2034[10]	3,769	3,993
Fannie Mae Pool #FM1490 3.50% 2034[10]	11,446	12,104
Fannie Mae Pool #AD3566 5.00% 2035[10]	116	127
Fannie Mae Pool #AS8355 3.00% 2036[10]	20,014	21,202
The Bond Fund of America — Page 29 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AS8554 3.00% 2036[10]	$2,253	$2,387
Fannie Mae Pool #MA2746 4.00% 2036[10]	4,317	4,649
Fannie Mae Pool #MA2588 4.00% 2036[10]	3,261	3,512
Fannie Mae Pool #MA2787 4.00% 2036[10]	2,178	2,346
Fannie Mae Pool #MA2717 4.00% 2036[10]	2,071	2,230
Fannie Mae Pool #AS6870 4.00% 2036[10]	899	969
Fannie Mae Pool #MA2897 3.00% 2037[10]	43,722	46,312
Fannie Mae Pool #MA2866 3.00% 2037[10]	24,901	26,304
Fannie Mae Pool #924866 3.265% 2037[3,10]	29	29
Fannie Mae Pool #945680 6.00% 2037[10]	34	39
Fannie Mae Pool #954936 7.00% 2037[10]	40	44
Fannie Mae Pool #889101 3.26% 2038[3,10]	138	142
Fannie Mae Pool #964279 4.094% 2038[3,10]	115	117
Fannie Mae Pool #964708 4.64% 2038[3,10]	15	15
Fannie Mae Pool #889982 5.50% 2038[10]	33	38
Fannie Mae Pool #988588 5.50% 2038[10]	6	7
Fannie Mae Pool #AC2641 4.50% 2039[10]	6,371	7,086
Fannie Mae Pool #AC0794 5.00% 2039[10]	545	626
Fannie Mae Pool #931768 5.00% 2039[10]	93	106
Fannie Mae Pool #AE7629 3.724% 2040[3,10]	95	99
Fannie Mae Pool #AL9335 3.872% 2040[3,10]	5,688	5,974
Fannie Mae Pool #AE7567 4.00% 2040[10]	4,734	5,197
Fannie Mae Pool #AE1761 4.00% 2040[10]	4,369	4,797
Fannie Mae Pool #AH0007 4.00% 2040[10]	4,293	4,718
Fannie Mae Pool #AH0539 4.00% 2040[10]	975	1,071
Fannie Mae Pool #AE8073 4.00% 2040[10]	727	809
Fannie Mae Pool #AD8522 4.00% 2040[10]	225	247
Fannie Mae Pool #AE5471 4.50% 2040[10]	1,250	1,392
Fannie Mae Pool #AB1297 5.00% 2040[10]	522	600
Fannie Mae Pool #932606 5.00% 2040[10]	289	332
Fannie Mae Pool #AL9327 3.406% 2041[3,10]	5,062	5,329
Fannie Mae Pool #AL9326 3.743% 2041[3,10]	7,175	7,554
Fannie Mae Pool #AL0073 3.768% 2041[3,10]	362	380
Fannie Mae Pool #AE0789 3.788% 2041[3,10]	481	506
Fannie Mae Pool #AE0844 3.825% 2041[3,10]	436	459
Fannie Mae Pool #AL9531 3.869% 2041[3,10]	4,239	4,459
Fannie Mae Pool #AJ7471 4.00% 2041[10]	1,567	1,722
Fannie Mae Pool #AB4050 4.00% 2041[10]	1,161	1,292
Fannie Mae Pool #AI5172 4.00% 2041[10]	943	1,036
Fannie Mae Pool #AJ4189 4.00% 2041[10]	783	872
Fannie Mae Pool #AJ4154 4.00% 2041[10]	729	811
Fannie Mae Pool #AJ1873 4.00% 2041[10]	730	802
Fannie Mae Pool #AJ0257 4.00% 2041[10]	297	331
Fannie Mae Pool #AL0658 4.50% 2041[10]	1,350	1,503
Fannie Mae Pool #AH6099 5.00% 2041[10]	2,492	2,852
Fannie Mae Pool #AI1862 5.00% 2041[10]	2,463	2,842
Fannie Mae Pool #AI3510 5.00% 2041[10]	1,549	1,787
Fannie Mae Pool #AJ0704 5.00% 2041[10]	1,276	1,472
Fannie Mae Pool #AJ5391 5.00% 2041[10]	751	848
Fannie Mae Pool #AE1248 5.00% 2041[10]	707	805
Fannie Mae Pool #AE1274 5.00% 2041[10]	541	623
Fannie Mae Pool #AE1277 5.00% 2041[10]	296	336
Fannie Mae Pool #AE1283 5.00% 2041[10]	185	207
Fannie Mae Pool #AH8144 5.00% 2041[10]	87	101
The Bond Fund of America — Page 30 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AH9479 5.00% 2041[10]	$85	$98
Fannie Mae Pool #AP7553 3.00% 2042[10]	17,875	19,159
Fannie Mae Pool #AL9533 3.325% 2042[3,10]	2,351	2,463
Fannie Mae Pool #AL2000 3.435% 2042[3,10]	602	628
Fannie Mae Pool #AL1941 3.574% 2042[3,10]	687	718
Fannie Mae Pool #AL2184 3.575% 2042[3,10]	917	959
Fannie Mae Pool #AL9532 3.636% 2042[3,10]	5,633	5,891
Fannie Mae Pool #AL9530 3.732% 2042[3,10]	3,886	4,082
Fannie Mae Pool #AP7819 3.91% 2042[3,10]	466	485
Fannie Mae Pool #AX3703 4.00% 2042[10]	7,695	8,452
Fannie Mae Pool #AK6740 4.00% 2042[10]	6,926	7,757
Fannie Mae Pool #AL2745 4.00% 2042[10]	5,738	6,386
Fannie Mae Pool #890407 4.00% 2042[10]	1,907	2,121
Fannie Mae Pool #AK4949 4.00% 2042[10]	512	563
Fannie Mae Pool #AE1290 5.00% 2042[10]	428	486
Fannie Mae Pool #AT5898 3.00% 2043[10]	36,890	39,544
Fannie Mae Pool #AL3829 3.50% 2043[10]	6,453	7,061
Fannie Mae Pool #AT7161 3.50% 2043[10]	3,019	3,285
Fannie Mae Pool #AR1512 3.50% 2043[10]	1,332	1,453
Fannie Mae Pool #AT0412 3.50% 2043[10]	700	765
Fannie Mae Pool #AT3954 3.50% 2043[10]	403	441
Fannie Mae Pool #AT0300 3.50% 2043[10]	254	274
Fannie Mae Pool #AV0786 4.00% 2043[10]	6,056	6,702
Fannie Mae Pool #AT2683 4.00% 2043[10]	5,438	5,975
Fannie Mae Pool #AL8421 3.50% 2044[10]	29,508	31,948
Fannie Mae Pool #AX8521 3.50% 2044[10]	604	661
Fannie Mae Pool #AY1829 3.50% 2044[10]	448	490
Fannie Mae Pool #AW8240 3.50% 2044[10]	90	95
Fannie Mae Pool #BM6240 3.688% 2044[3,10]	5,687	5,967
Fannie Mae Pool #AX0817 4.00% 2044[10]	622	679
Fannie Mae Pool #BE5017 3.50% 2045[10]	3,678	3,997
Fannie Mae Pool #BE5009 3.50% 2045[10]	3,457	3,716
Fannie Mae Pool #AZ7366 4.00% 2045[10]	39,474	43,675
Fannie Mae Pool #AS6348 4.00% 2045[10]	6,420	7,103
Fannie Mae Pool #FM2834 3.00% 2046[10]	115,323	123,617
Fannie Mae Pool #BC4764 3.00% 2046[10]	6,067	6,425
Fannie Mae Pool #MA2833 3.00% 2046[10]	98	104
Fannie Mae Pool #BC9077 3.50% 2046[10]	34,092	36,674
Fannie Mae Pool #BD9236 3.50% 2046[10]	866	932
Fannie Mae Pool #AL8522 3.50% 2046[10]	63	68
Fannie Mae Pool #AS6839 4.00% 2046[10]	9,963	10,889
Fannie Mae Pool #BC1352 4.00% 2046[10]	3,569	3,855
Fannie Mae Pool #BD1968 4.00% 2046[10]	110	120
Fannie Mae Pool #BC8647 4.50% 2046[10]	1,407	1,533
Fannie Mae Pool #BD1550 4.50% 2046[10]	647	705
Fannie Mae Pool #BD7529 4.50% 2046[10]	644	705
Fannie Mae Pool #BD9248 4.50% 2046[10]	455	490
Fannie Mae Pool #BD7600 4.50% 2046[10]	378	407
Fannie Mae Pool #BD2440 3.50% 2047[10]	5,096	5,409
Fannie Mae Pool #BE8740 3.50% 2047[10]	3,357	3,649
Fannie Mae Pool #BJ2524 3.50% 2047[10]	1,327	1,403
Fannie Mae Pool #BE8742 3.50% 2047[10]	955	1,048
Fannie Mae Pool #BH2848 3.50% 2047[10]	578	628
Fannie Mae Pool #CA0770 3.50% 2047[10]	539	572
The Bond Fund of America — Page 31 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BH2847 3.50% 2047[10]	$449	$491
Fannie Mae Pool #BH2846 3.50% 2047[10]	436	478
Fannie Mae Pool #BJ1910 3.50% 2047[10]	230	243
Fannie Mae Pool #CA0453 4.00% 2047[10]	19,343	20,581
Fannie Mae Pool #MA3211 4.00% 2047[10]	12,661	13,504
Fannie Mae Pool #BJ5015 4.00% 2047[10]	8,395	9,286
Fannie Mae Pool #BD3554 4.00% 2047[10]	1,993	2,119
Fannie Mae Pool #BH3122 4.00% 2047[10]	268	292
Fannie Mae Pool #BM4413 4.50% 2047[10]	16,757	18,071
Fannie Mae Pool #BH0876 4.50% 2047[10]	5,764	6,262
Fannie Mae Pool #BJ3525 4.50% 2047[10]	3,410	3,672
Fannie Mae Pool #BJ3558 4.50% 2047[10]	3,234	3,489
Fannie Mae Pool #BJ3581 4.50% 2047[10]	2,086	2,252
Fannie Mae Pool #257063 7.00% 2047[10]	48	56
Fannie Mae Pool #BF0293 3.00% 2048[10]	24,547	26,212
Fannie Mae Pool #BM4488 3.411% 2048[3,10]	21,141	22,049
Fannie Mae Pool #BF0318 3.50% 2048[10]	90,196	96,608
Fannie Mae Pool #CA1532 3.50% 2048[10]	16,777	17,793
Fannie Mae Pool #CA1189 3.50% 2048[10]	4,232	4,485
Fannie Mae Pool #BJ3790 3.50% 2048[10]	4,175	4,412
Fannie Mae Pool #BJ4901 3.50% 2048[10]	1,981	2,165
Fannie Mae Pool #BJ4154 3.50% 2048[10]	49	51
Fannie Mae Pool #FM2669 4.00% 2048[10]	35,225	37,490
Fannie Mae Pool #BK0920 4.00% 2048[10]	20,814	22,046
Fannie Mae Pool #CA2850 4.00% 2048[10]	9,280	10,392
Fannie Mae Pool #BJ9252 4.00% 2048[10]	6,335	6,714
Fannie Mae Pool #BK6840 4.00% 2048[10]	5,494	6,073
Fannie Mae Pool #BK4764 4.00% 2048[10]	5,364	5,681
Fannie Mae Pool #BK5232 4.00% 2048[10]	3,798	4,198
Fannie Mae Pool #BK7274 4.00% 2048[10]	2,670	2,837
Fannie Mae Pool #BK0915 4.00% 2048[10]	2,002	2,121
Fannie Mae Pool #MA3384 4.00% 2048[10]	1,787	1,892
Fannie Mae Pool #BK9743 4.00% 2048[10]	1,537	1,699
Fannie Mae Pool #BK7665 4.50% 2048[10]	24,565	27,295
Fannie Mae Pool #BK0951 4.50% 2048[10]	18,070	20,152
Fannie Mae Pool #BK0163 4.50% 2048[10]	5,896	6,360
Fannie Mae Pool #BN1576 4.50% 2048[10]	3,325	3,574
Fannie Mae Pool #CA2056 4.50% 2048[10]	2,287	2,459
Fannie Mae Pool #BK9761 4.50% 2048[10]	1,339	1,497
Fannie Mae Pool #CA2484 4.50% 2048[10]	144	154
Fannie Mae Pool #CA2166 4.50% 2048[10]	45	49
Fannie Mae Pool #CA2493 4.50% 2048[10]	11	11
Fannie Mae Pool #CA1574 5.00% 2048[10]	14,367	15,718
Fannie Mae Pool #CA4858 3.00% 2049[10]	276,716	293,972
Fannie Mae Pool #CA3964 3.00% 2049[10]	219,401	233,098
Fannie Mae Pool #CA4420 3.00% 2049[10]	45,854	48,720
Fannie Mae Pool #CA4543 3.00% 2049[10]	28,258	30,463
Fannie Mae Pool #CA3807 3.00% 2049[10]	4,188	4,528
Fannie Mae Pool #CA4534 3.00% 2049[10]	3,142	3,359
Fannie Mae Pool #CA3806 3.00% 2049[10]	2,176	2,361
Fannie Mae Pool #CA4021 3.50% 2049[10]	81,313	86,112
Fannie Mae Pool #BN6708 3.50% 2049[10]	65,163	70,226
Fannie Mae Pool #CA4802 3.50% 2049[10]	51,396	56,167
Fannie Mae Pool #BO3252 3.50% 2049[10]	31,779	34,538
The Bond Fund of America — Page 32 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA4151 3.50% 2049[10]	$30,275	$33,387
Fannie Mae Pool #FM1062 3.50% 2049[10]	29,116	31,942
Fannie Mae Pool #FM1443 3.50% 2049[10]	24,462	26,733
Fannie Mae Pool #FM1257 3.50% 2049[10]	13,411	14,639
Fannie Mae Pool #BO1588 3.50% 2049[10]	9,372	10,185
Fannie Mae Pool #BJ8411 3.50% 2049[10]	6,954	7,599
Fannie Mae Pool #BJ8402 3.55% 2049[3,10]	3,591	3,763
Fannie Mae Pool #FM1963 4.00% 2049[10]	77,073	85,207
Fannie Mae Pool #FM1913 4.00% 2049[10]	5,654	6,087
Fannie Mae Pool #CA5700 2.50% 2050[10]	113,480	120,167
Fannie Mae Pool #CA5699 2.50% 2050[10]	92,114	97,753
Fannie Mae Pool #CA5701 2.50% 2050[10]	80,533	84,673
Fannie Mae Pool #BK2239 2.50% 2050[10]	5,041	5,350
Fannie Mae Pool #CA5687 3.00% 2050[10]	149,343	161,551
Fannie Mae Pool #CA5538 3.00% 2050[10]	101,679	108,758
Fannie Mae Pool #CA5506 3.00% 2050[10]	84,085	89,939
Fannie Mae Pool #CA5536 3.00% 2050[10]	81,407	86,627
Fannie Mae Pool #BK2240 3.00% 2050[10]	78,527	84,670
Fannie Mae Pool #CA5229 3.00% 2050[10]	47,761	51,496
Fannie Mae Pool #CA5517 3.00% 2050[10]	47,542	50,473
Fannie Mae Pool #BP1948 3.00% 2050[10]	23,210	24,954
Fannie Mae Pool #CA5338 3.00% 2050[10]	22,850	24,185
Fannie Mae Pool #FM2839 3.50% 2050[10]	59,998	64,433
Fannie Mae Pool #FM2664 3.50% 2050[10]	50,208	54,914
Fannie Mae Pool #BP1954 3.50% 2050[10]	40,488	43,315
Fannie Mae Pool #MA4026 4.00% 2050[10]	20,621	21,957
Fannie Mae Pool #BF0264 3.50% 2058[10]	24,938	27,150
Fannie Mae, Series 2001-4, Class NA, 9.014% 2025[3,10]	3	3
Fannie Mae, Series 2001-4, Class GA, 9.117% 2025[3,10]	2	2
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[1,10]	413	411
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[10]	82	101
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[10]	795	905
Fannie Mae, Series 2001-20, Class E, 9.50% 2031[3,10]	—[9]	—[9]
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[10]	1,360	1,614
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[10]	238	275
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[10]	696	852
Fannie Mae, Series 2002-W1, Class 2A, 5.552% 2042[3,10]	1,025	1,157
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.565% 2026[3,10]	10	11
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 3.058% 2027[3,10]	3,700	4,164
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.181% 2027[3,10]	5,000	5,589
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 2029[10]	430	498
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[10]	695	663
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[10]	681	645
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[10]	232	222
Freddie Mac 4.00% 2036[10]	24,994	26,924
Freddie Mac 4.00% 2036[10]	6,216	6,696
Freddie Mac 4.00% 2036[10]	2,351	2,533
Freddie Mac 4.00% 2036[10]	2,056	2,213
Freddie Mac 3.00% 2037[10]	1,231	1,304
Freddie Mac 4.00% 2037[10]	7,452	8,018
Freddie Mac 4.00% 2043[10]	9,385	10,383
Freddie Mac 3.50% 2045[10]	1,085	1,198
Freddie Mac 4.00% 2045[10]	1,543	1,668
Freddie Mac 3.00% 2046[10]	102,625	111,575
The Bond Fund of America — Page 33 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2046[10]	$504	$523
Freddie Mac 4.50% 2046[10]	1,605	1,745
Freddie Mac 4.50% 2046[10]	880	974
Freddie Mac 4.50% 2046[10]	857	949
Freddie Mac 4.50% 2046[10]	654	721
Freddie Mac 4.50% 2046[10]	435	479
Freddie Mac 3.50% 2047[10]	54,489	57,690
Freddie Mac 3.50% 2047[10]	21,469	22,762
Freddie Mac 3.50% 2047[10]	16,793	17,737
Freddie Mac 3.50% 2047[10]	2,177	2,301
Freddie Mac 4.00% 2047[10]	12,335	13,273
Freddie Mac 4.00% 2047[10]	11,036	11,755
Freddie Mac 4.50% 2047[10]	3,376	3,645
Freddie Mac 4.50% 2047[10]	1,829	1,979
Freddie Mac 3.50% 2048[10]	64,421	69,219
Freddie Mac 3.50% 2048[10]	52,834	57,758
Freddie Mac 3.50% 2048[10]	383	416
Freddie Mac 3.50% 2048[10]	212	223
Freddie Mac 4.00% 2048[10]	12,671	13,658
Freddie Mac 4.00% 2048[10]	4,138	4,412
Freddie Mac Pool #ZK3848 3.00% 2027[10]	118	124
Freddie Mac Pool #G15732 3.00% 2030[10]	12,311	13,155
Freddie Mac Pool #ZT1332 3.00% 2030[10]	10,828	11,510
Freddie Mac Pool #D98356 4.50% 2030[10]	325	349
Freddie Mac Pool #V61295 2.50% 2031[10]	11,931	12,669
Freddie Mac Pool #ZK8180 2.50% 2031[10]	4,890	5,190
Freddie Mac Pool #G16634 3.00% 2031[10]	18,384	19,662
Freddie Mac Pool #G18652 3.00% 2032[10]	21,567	22,689
Freddie Mac Pool #G18655 3.00% 2032[10]	13,582	14,282
Freddie Mac Pool #V61960 3.00% 2033[10]	9,668	10,241
Freddie Mac Pool #ZT0716 3.00% 2033[10]	479	503
Freddie Mac Pool #A15120 5.50% 2033[10]	3	3
Freddie Mac Pool #C91883 4.00% 2036[10]	862	928
Freddie Mac Pool #G04804 4.50% 2037[10]	2,432	2,687
Freddie Mac Pool #A56076 5.50% 2037[10]	19	21
Freddie Mac Pool #G03695 5.50% 2037[10]	5	5
Freddie Mac Pool #H09093 7.50% 2037[10]	103	118
Freddie Mac Pool #G04587 5.50% 2038[10]	670	768
Freddie Mac Pool #G04585 5.50% 2038[10]	256	294
Freddie Mac Pool #G05196 5.50% 2038[10]	110	126
Freddie Mac Pool #G08248 5.50% 2038[10]	66	76
Freddie Mac Pool #G05267 5.50% 2038[10]	4	4
Freddie Mac Pool #G05535 4.50% 2039[10]	604	672
Freddie Mac Pool #A87873 5.00% 2039[10]	4,757	5,460
Freddie Mac Pool #G06020 5.50% 2039[10]	1,582	1,814
Freddie Mac Pool #840222 4.048% 2040[3,10]	1,353	1,424
Freddie Mac Pool #G05937 4.50% 2040[10]	11,349	12,616
Freddie Mac Pool #A93948 4.50% 2040[10]	12	14
Freddie Mac Pool #G05860 5.50% 2040[10]	25	28
Freddie Mac Pool #Q02705 4.50% 2041[10]	5,029	5,601
Freddie Mac Pool #G06956 4.50% 2041[10]	1,171	1,302
Freddie Mac Pool #G06769 4.50% 2041[10]	636	708
Freddie Mac Pool #Q01992 4.50% 2041[10]	237	260
Freddie Mac Pool #G06868 4.50% 2041[10]	11	12
The Bond Fund of America — Page 34 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G06648 5.00% 2041[10]	$3,550	$4,072
Freddie Mac Pool #Q01658 5.00% 2041[10]	1,274	1,428
Freddie Mac Pool #G06841 5.50% 2041[10]	31	35
Freddie Mac Pool #Q18236 3.50% 2043[10]	2,821	3,070
Freddie Mac Pool #Q19133 3.50% 2043[10]	1,761	1,917
Freddie Mac Pool #Q17696 3.50% 2043[10]	1,612	1,765
Freddie Mac Pool #841039 3.701% 2043[3,10]	6,111	6,374
Freddie Mac Pool #Q15874 4.00% 2043[10]	147	157
Freddie Mac Pool #Q28558 3.50% 2044[10]	9,113	9,961
Freddie Mac Pool #760012 3.104% 2045[3,10]	1,936	2,028
Freddie Mac Pool #760013 3.189% 2045[3,10]	1,267	1,322
Freddie Mac Pool #760014 3.48% 2045[3,10]	6,254	6,498
Freddie Mac Pool #G60344 4.00% 2045[10]	23,061	25,460
Freddie Mac Pool #G08791 3.00% 2047[10]	17,366	18,335
Freddie Mac Pool #G61733 3.00% 2047[10]	13,488	14,581
Freddie Mac Pool #760015 3.184% 2047[3,10]	6,002	6,172
Freddie Mac Pool #Q52157 3.50% 2047[10]	9,377	9,932
Freddie Mac Pool #Q52069 3.50% 2047[10]	5,050	5,491
Freddie Mac Pool #Q51622 3.50% 2047[10]	3,886	4,249
Freddie Mac Pool #Q47615 3.50% 2047[10]	3,258	3,563
Freddie Mac Pool #G08789 4.00% 2047[10]	1,189	1,268
Freddie Mac Pool #K30200 6.50% 2047[10]	193	207
Freddie Mac Pool #ZS4754 3.00% 2048[10]	10,523	11,096
Freddie Mac Pool #Q55056 3.50% 2048[10]	6,373	6,853
Freddie Mac Pool #Q54709 3.50% 2048[10]	3,478	3,781
Freddie Mac Pool #Q54701 3.50% 2048[10]	3,305	3,593
Freddie Mac Pool #Q54782 3.50% 2048[10]	3,092	3,361
Freddie Mac Pool #Q54781 3.50% 2048[10]	2,838	3,103
Freddie Mac Pool #Q54700 3.50% 2048[10]	2,466	2,696
Freddie Mac Pool #Q56591 3.50% 2048[10]	2,466	2,650
Freddie Mac Pool #Q55060 3.50% 2048[10]	2,001	2,152
Freddie Mac Pool #Q56590 3.50% 2048[10]	1,804	1,960
Freddie Mac Pool #Q56589 3.50% 2048[10]	1,563	1,709
Freddie Mac Pool #Q54698 3.50% 2048[10]	1,341	1,480
Freddie Mac Pool #Q54699 3.50% 2048[10]	1,238	1,358
Freddie Mac Pool #Q54831 3.50% 2048[10]	926	1,016
Freddie Mac Pool #ZS4777 3.50% 2048[10]	122	129
Freddie Mac Pool #G67711 4.00% 2048[10]	40,151	44,391
Freddie Mac Pool #SI2002 4.00% 2048[10]	24,852	26,373
Freddie Mac Pool #ZA5889 4.00% 2048[10]	7,146	7,628
Freddie Mac Pool #Q56599 4.00% 2048[10]	6,130	6,778
Freddie Mac Pool #Q56175 4.00% 2048[10]	4,004	4,427
Freddie Mac Pool #Q55971 4.00% 2048[10]	3,680	4,069
Freddie Mac Pool #Q55970 4.00% 2048[10]	1,758	1,958
Freddie Mac Pool #Q56576 4.00% 2048[10]	1,609	1,708
Freddie Mac Pool #Q58411 4.50% 2048[10]	8,171	9,156
Freddie Mac Pool #Q58436 4.50% 2048[10]	3,277	3,696
Freddie Mac Pool #Q58378 4.50% 2048[10]	3,177	3,491
Freddie Mac Pool #Q57242 4.50% 2048[10]	2,390	2,603
Freddie Mac Pool #SD7509 3.00% 2049[10]	190,558	203,013
Freddie Mac Pool #SD7507 3.00% 2049[10]	72,753	78,057
Freddie Mac Pool #QA4692 3.00% 2049[10]	52,810	56,457
Freddie Mac Pool #SD0175 3.00% 2049[10]	19,689	21,216
Freddie Mac Pool #QA4673 3.00% 2049[10]	12,773	13,716
The Bond Fund of America — Page 35 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD7508 3.50% 2049[10]	$136,157	$148,797
Freddie Mac Pool #QA5131 3.50% 2049[10]	69,572	74,078
Freddie Mac Pool #Q63647 3.50% 2049[10]	56,449	61,358
Freddie Mac Pool #QA5125 3.50% 2049[10]	45,705	49,948
Freddie Mac Pool #RA1580 3.50% 2049[10]	20,667	22,791
Freddie Mac Pool #RA1463 3.50% 2049[10]	20,394	22,491
Freddie Mac Pool #QA0284 3.50% 2049[10]	13,861	15,148
Freddie Mac Pool #QA1885 3.50% 2049[10]	10,248	11,106
Freddie Mac Pool #QA2748 3.50% 2049[10]	2,768	3,025
Freddie Mac Pool #ZA7009 4.50% 2049[10]	1,960	2,106
Freddie Mac Pool #ZA6269 4.50% 2049[10]	1,670	1,793
Freddie Mac Pool #RA2597 2.50% 2050[10]	243,409	254,020
Freddie Mac Pool #RA2730 2.50% 2050[10]	149,749	158,307
Freddie Mac Pool #QA8953 2.50% 2050[10]	15,012	15,931
Freddie Mac Pool #RA2596 2.50% 2050[10]	11,968	12,490
Freddie Mac Pool #RA2595 2.50% 2050[10]	8,955	9,346
Freddie Mac Pool #QA8952 2.50% 2050[10]	5,955	6,368
Freddie Mac Pool #QA8516 2.50% 2050[10]	2,352	2,509
Freddie Mac Pool #QA7075 3.00% 2050[10]	239,487	254,544
Freddie Mac Pool #SD7512 3.00% 2050[10]	195,525	208,224
Freddie Mac Pool #QA8575 3.00% 2050[10]	180,761	194,900
Freddie Mac Pool #RA2020 3.00% 2050[10]	177,965	189,064
Freddie Mac Pool #RA1914 3.00% 2050[10]	70,328	74,714
Freddie Mac Pool #RA2408 3.00% 2050[10]	64,122	69,137
Freddie Mac Pool #QA8819 3.00% 2050[10]	60,500	65,233
Freddie Mac Pool #SD0234 3.00% 2050[10]	56,804	60,375
Freddie Mac Pool #SD7517 3.00% 2050[10]	49,586	53,391
Freddie Mac Pool #RA2319 3.00% 2050[10]	39,078	41,367
Freddie Mac Pool #SD0187 3.00% 2050[10]	21,952	23,732
Freddie Mac Pool #QA8801 3.00% 2050[10]	20,922	22,237
Freddie Mac Pool #SD7514 3.50% 2050[10]	162,916	174,927
Freddie Mac Pool #RA2472 3.50% 2050[10]	10,941	11,969
Freddie Mac, Series 2122, Class QM, 6.25% 2029[10]	461	515
Freddie Mac, Series 3257, Class PA, 5.50% 2036[10]	4,111	4,817
Freddie Mac, Series 3286, Class JN, 5.50% 2037[10]	3,163	3,558
Freddie Mac, Series 3318, Class JT, 5.50% 2037[10]	1,847	2,106
Freddie Mac, Series 4582, Class GA, 3.75% 2052[3,10]	7,050	7,356
Freddie Mac, Series K021, Class A2, Multi Family, 2.396% 2022[10]	15,000	15,464
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[10]	3,269	3,390
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[10]	20,000	21,302
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[10]	2,000	2,179
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 2024[10]	28,910	31,852
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[10]	43,390	47,352
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[10]	774	856
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[10]	5,065	5,679
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 2026[10]	400	457
Freddie Mac, Series K061, Class A2, Multi Family 3.347% 2026[10]	2,951	3,379
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[3,10]	1,000	1,141
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[10]	1,170	1,342
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[10]	955	1,124
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 2028[3,10]	6,045	7,230
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[10]	4,000	4,792
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[10]	3,965	4,770
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[3,10]	1,700	2,049
The Bond Fund of America — Page 36 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[3,10]	$1,680	$2,029
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 2028[10]	172	208
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[3,10]	3,000	3,663
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 2029[10]	62	70
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[10]	5,000	5,912
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[10]	5,249	6,252
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 2053[10]	23	25
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[10]	1,643	1,565
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[10]	482	469
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[10]	479	461
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[10]	374	358
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[10]	250	237
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.939% 2056[3,10]	54,027	57,595
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[10]	54,272	58,156
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[3,10]	47,432	50,580
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[10]	8,573	9,413
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[10]	5,595	6,000
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[3,10]	19,162	20,624
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[10]	1,660	1,846
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[10]	8,708	9,594
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[3,10]	25,340	27,868
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[10]	102,879	111,532
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[10]	24,957	28,230
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[10]	17,470	19,724
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[10]	10,175	11,435
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[10]	40,403	44,053
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[10]	4,769	5,398
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[10]	3,812	4,311
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[10]	2,713	2,954
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[10]	2,608	2,953
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[10]	1,223	1,322
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[10]	200,433	213,428
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[10]	53,998	58,946
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[10]	33,809	36,644
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[10]	92,146	97,354
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[10]	75,679	79,916
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[10]	25,490	27,768
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 1.835% 2024[3,10]	85	85
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 2.385% 2024[3,10]	2,602	2,628
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 2.135% 2025[3,10]	2,157	2,169
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.485% 2027[3,10]	4,649	4,759
Government National Mortgage Assn. 4.00% 2045[10]	209	227
Government National Mortgage Assn. 3.00% 2047[10]	27,317	28,315
Government National Mortgage Assn. 3.00% 2047[10]	12,072	12,489
Government National Mortgage Assn. 4.00% 2047[10]	43,214	46,448
Government National Mortgage Assn. 4.00% 2047[10]	27,545	29,609
Government National Mortgage Assn. 3.50% 2048[10]	9,024	9,548
Government National Mortgage Assn. 4.00% 2048[10]	4,916	5,239
Government National Mortgage Assn. 4.00% 2048[10]	4,309	4,606
Government National Mortgage Assn. 4.00% 2048[10]	2,845	3,038
Government National Mortgage Assn. 4.50% 2049[10]	75,334	80,494
The Bond Fund of America — Page 37 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 2049[10]	$181	$192
Government National Mortgage Assn. 5.00% 2049[10]	1,640	1,750
Government National Mortgage Assn. 2.50% 2050[10,11]	1,461,465	1,534,766
Government National Mortgage Assn. 3.50% 2050[10,11]	75,000	79,148
Government National Mortgage Assn. 3.50% 2050[10,11]	50,022	52,781
Government National Mortgage Assn. 4.00% 2050[10,11]	21,295	22,578
Government National Mortgage Assn. 4.00% 2050[10]	9,207	9,776
Government National Mortgage Assn. 4.50% 2050[10,11]	88,030	93,986
Government National Mortgage Assn. Pool #MA0908 2.50% 2028[10]	1,398	1,466
Government National Mortgage Assn. Pool #AB3820 5.00% 2035[10]	359	394
Government National Mortgage Assn. Pool #AB3587 6.50% 2038[10]	183	210
Government National Mortgage Assn. Pool #AB3819 5.00% 2039[10]	539	588
Government National Mortgage Assn. Pool #004636 4.50% 2040[10]	1,834	2,014
Government National Mortgage Assn. Pool #783689 5.50% 2040[10]	2,865	3,278
Government National Mortgage Assn. Pool #783687 4.50% 2041[10]	6,934	7,483
Government National Mortgage Assn. Pool #AC2886 4.50% 2041[10]	950	1,024
Government National Mortgage Assn. Pool #AB3818 4.50% 2041[10]	474	513
Government National Mortgage Assn. Pool #AB3664 4.50% 2041[10]	310	332
Government National Mortgage Assn. Pool #783688 5.00% 2041[10]	2,683	3,015
Government National Mortgage Assn. Pool #754353 3.50% 2042[10]	639	672
Government National Mortgage Assn. Pool #AD7620 3.50% 2043[10]	1,583	1,704
Government National Mortgage Assn. Pool #MA4383 4.00% 2047[10]	78,966	85,112
Government National Mortgage Assn. Pool #MA5263 3.50% 2048[10]	7,155	7,619
Government National Mortgage Assn. Pool #MA5527 3.50% 2048[10]	6,100	6,472
Government National Mortgage Assn. Pool #MA5019 3.50% 2048[10]	889	946
Government National Mortgage Assn. Pool #MA5020 4.00% 2048[10]	38,744	41,787
Government National Mortgage Assn. Pool #MA5398 4.00% 2048[10]	5,137	5,478
Government National Mortgage Assn. Pool #MA5651 4.00% 2048[10]	2,254	2,402
Government National Mortgage Assn. Pool #MA5264 4.00% 2048[10]	1,998	2,137
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[10]	165	180
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[10]	167,115	177,219
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[10]	49,883	52,938
Government National Mortgage Assn. Pool #MA6040 4.00% 2049[10]	3,508	3,720
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[10]	80	85
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[10]	54,158	57,886
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[10]	12,606	13,463
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[10]	1,440	1,539
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[10]	383	416
Government National Mortgage Assn. Pool #MA6542 3.50% 2050[10]	1,456	1,542
Government National Mortgage Assn. Pool #MA6411 4.00% 2050[10]	50,126	53,218
Government National Mortgage Assn. Pool #MA6543 4.00% 2050[10]	6,921	7,347
Government National Mortgage Assn. Pool #694836 5.662% 2059[10]	1	1
Government National Mortgage Assn. Pool #725876 4.782% 2061[10]	3	3
Government National Mortgage Assn. Pool #725879 4.805% 2061[10]	4	4
Government National Mortgage Assn. Pool #765136 4.906% 2061[10]	3	3
Government National Mortgage Assn. Pool #710085 4.965% 2061[10]	11	12
Government National Mortgage Assn. Pool #721648 5.05% 2061[10]	3	3
Government National Mortgage Assn. Pool #AC1008 4.471% 2063[10]	3	4
Government National Mortgage Assn. Pool #AG8238 4.779% 2064[10]	12	13
Government National Mortgage Assn. Pool #725893 5.20% 2064[10]	2	2
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[10]	3	3
Government National Mortgage Assn. Pool #AE9612 4.953% 2065[10]	13	13
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2032[1,10]	1,220	1,280
Uniform Mortgage-Backed Security 2.00% 2035[10,11]	2,555,995	2,635,272
The Bond Fund of America — Page 38 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 2.00% 2035[10,11]	$1,979,710	$2,044,514
Uniform Mortgage-Backed Security 2.50% 2035[10,11]	260,000	271,334
Uniform Mortgage-Backed Security 2.50% 2035[10,11]	93,469	97,690
Uniform Mortgage-Backed Security 3.00% 2035[10,11]	40,861	42,941
Uniform Mortgage-Backed Security 2.00% 2050[10,11]	201,742	205,921
Uniform Mortgage-Backed Security 2.00% 2050[10,11]	115,973	118,632
Uniform Mortgage-Backed Security 2.50% 2050[10,11]	766,487	795,629
Uniform Mortgage-Backed Security 2.50% 2050[10,11]	75,000	78,161
Uniform Mortgage-Backed Security 3.00% 2050[10,11]	279,733	294,136
Uniform Mortgage-Backed Security 3.00% 2050[10,11]	57	60
Uniform Mortgage-Backed Security 3.50% 2050[10,11]	1,092,782	1,149,396
Uniform Mortgage-Backed Security 3.50% 2050[10,11]	350,000	368,102
Uniform Mortgage-Backed Security 4.00% 2050[10,11]	86,692	91,863
Uniform Mortgage-Backed Security 4.50% 2050[10,11]	114,925	123,500
		19,079,791
Collateralized mortgage-backed obligations (privately originated) 0.97%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,3,10]	17,548	18,096
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.622% 2055[1,10]	1,639	1,643
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.785% 2029[1,3,10]	5,715	5,594
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[1,3,10]	5,152	5,327
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[1,3,10]	2,034	2,095
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[1,3,10]	3,031	3,072
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[1,3,10]	6,370	6,413
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[1,3,10]	3,590	3,627
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[1,3,10]	874	885
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[1,3,10]	448	443
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 2030[1,3,10]	8,321	8,397
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[1,3,10]	9,693	9,806
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,3,10]	5,492	5,534
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[1,3,10]	1,774	1,903
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[10]	222	239
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[10]	79	84
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[10]	1,087	1,148
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[10]	448	471
Finance of America HECM Buyout, Series 2020-HB1, Class A, 2.012% 2030[1,3,10]	9,091	9,159
Finance of America HECM Buyout, Series 2019-HB1, Class M1, 2.105% 2030[1,3,10]	2,600	2,619
Finance of America HECM Buyout, Series 2020-HB1, Class M2, 2.389% 2030[1,3,10]	900	881
Finance of America HECM Buyout, Series 2020-HB1, Class M3, 2.723% 2030[1,3,10]	380	364
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[1,10]	3,852	3,849
Finance of America HECM Buyout, Series 2019-AB1, Class M1, 3.50% 2049[1,4,10]	2,862	2,790
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[1,10]	22,188	23,928
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[1,10]	21,719	23,259
Homeward Opportunities Fund Trust, Series 2018-1, Class A1, 3.766% 2048[1,3,10]	13,966	14,285
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[10]	1,683	1,880
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 2052[10]	975	1,081
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[1,3,10]	7,297	7,618
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[1,3,10]	6,466	6,451
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[1,3,10]	8,142	8,139
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.935% 2052[1,3,10]	62,022	61,882
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 0.985% 2052[1,3,10]	8,945	8,923
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[1,3,10]	2,155	2,257
The Bond Fund of America — Page 39 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Mortgage Repurchase Agreement Financing Trust, Series 2020-2, Class A1, (1-month USD-LIBOR + 1.75%) 1.924% 2022[1,3,10]	$59,904	$60,062
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.177% 2022[1,3,10]	29,196	29,318
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[1,3,10]	1,126	1,128
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 2028[1,3,10]	5,220	5,233
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.575% 2029[1,3,10]	6,075	6,096
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,3,10]	2,330	2,341
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[1,3,10]	4,690	5,045
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[1,3,10]	9,614	9,969
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 2028[1,3,10]	1,588	1,591
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,3,10]	8,020	7,987
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[1,3,10]	3,508	3,602
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 2048[1,3,10]	12,062	12,256
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[1,3,10]	3,989	4,095
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[1,3,10]	10,495	10,523
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.32% 2051[1,3,4,10]	52,450	52,450
Station Place Securitization Trust, Series 2019-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.835% 2052[1,3,10]	52,439	52,584
TBW Mortgage-backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 0.605% 2037[3,10]	9,127	7,288
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[1,3,10]	847	868
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,3,10]	5,257	5,365
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.785% 2057[1,3,10]	1,161	1,154
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,3,10]	11,322	11,737
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[1,3,10]	7,252	7,502
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,3,10]	5,937	6,104
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,3,10]	13,433	14,212
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,3,10]	4,037	4,255
		576,907
Commercial mortgage-backed securities 0.55%
Banc of America Commercial Mortgage Inc., Series 2015-UBS7, Class A4, 3.705% 2048[10]	750	828
Banc of America Commercial Mortgage Inc., Series 2017-BNK3, Class A4, 3.574% 2050[10]	115	129
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[10]	255	297
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[10]	5,920	6,981
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[10]	135	153
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 2060[10]	3,750	4,211
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[10]	2,546	2,868
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[10]	330	370
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[10]	2,510	2,860
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 2061[10]	500	582
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 2061[10]	500	589
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 2061[3,10]	250	296
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[3,10]	11,116	13,160
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[10]	1,654	1,767
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[10]	3,475	3,954
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[10]	5,890	6,870
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 2051[3,10]	90	106
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[10]	6,351	7,581
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[10]	944	996
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 2053[10]	1,000	1,192
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[3,10]	6,954	8,444
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[10]	730	808
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 2062[10]	5,000	5,588
The Bond Fund of America — Page 40 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 2062[10]	$500	$569
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[10]	5,576	6,245
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[1,10]	500	497
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 2049[10]	2,740	2,984
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[10]	600	654
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[10]	1,525	1,686
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 2050[10]	6,250	6,853
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 2050[10]	2,930	3,274
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717% 2053[10]	7,700	8,360
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 2056[10]	200	216
Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934% 2044[3,10]	2,300	2,270
Commercial Mortgage Trust, Series 2012-CRS, Class A4, 2.771% 2045[10]	1,871	1,910
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[1,10]	700	714
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[1,10]	1,015	1,022
Commercial Mortgage Trust, Series 2012-CR5, Class D, 4.463% 2045[1,3,10]	2,000	1,775
Commercial Mortgage Trust, Series 2012-CR3, Class C, 4.584% 2045[1,3,10]	500	482
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[1,10]	1,000	1,008
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.215% 2046[1,3,10]	2,743	2,599
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[1,3,10]	830	789
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694% 2047[10]	910	983
Commercial Mortgage Trust, Series 2014-LC17, Class A5, 3.917% 2047[10]	886	972
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2047[3,10]	3,000	3,274
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 2047[10]	750	798
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[10]	850	906
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[3,10]	5,250	5,439
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[10]	4,000	4,313
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 2050[10]	2,261	2,517
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[3,10]	1,250	1,354
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.732% 2048[3,10]	556	514
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[3,10]	700	690
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 2044[1,10]	9,991	10,152
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.513% 2044[1,3,10]	6,500	6,636
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[10]	500	526
GS Mortgage Securities Corp., Series 2013-GC12, Class A4, 3.135% 2046[10]	1,250	1,306
GS Mortgage Securities Corp., Series 2013-GC14, Class D, 4.902% 2046[1,3,10]	1,600	1,230
GS Mortgage Securities Corp. II, Series 2010-C2, Class A2, 5.162% 2043[1,3,10]	4,000	4,033
GS Mortgage Securities Corp. II, Series 2011-GC5, Class B, 5.555% 2044[1,3,10]	1,244	1,218
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A4, 3.377% 2045[10]	759	771
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.682% 2046[1,10]	4,500	4,549
GS Mortgage Securities Corp. II, Series 2014-GC18, Class B, 4.885% 2047[3,10]	2,500	2,564
GS Mortgage Securities Corp. II, Series 2016-GS4, Class A4, 3.442% 2049[3,10]	2,654	2,939
GS Mortgage Securities Corp. II, Series 2017-GS7, Class A4, 3.43% 2050[10]	1,000	1,121
GS Mortgage Securities Corp. II, Series 2020-GC47, Class A5, 2.377% 2053[10]	9,983	10,592
GS Mortgage Securities Corp. II, Series 2020-GC45, Class A5, 2.9106% 2053[10]	174	192
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[10]	255	297
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.335% 2038[1,3,10]	2,000	1,937
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.9965% 2047[10]	2,450	2,660
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[10]	1,825	1,983
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class D, 4.833% 2047[1,3,10]	2,500	2,115
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.9508% 2048[10]	3,500	3,574
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class C, 4.773% 2048[3,10]	600	552
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[10]	1,600	1,804
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[1,10]	3,955	4,138
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.1664% 2046[10]	1,020	1,105
The Bond Fund of America — Page 41 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.112% 2047[3,10]	$750	$743
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[3,10]	5,095	5,712
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[1,10]	9,296	9,111
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[10]	2,175	2,261
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[3,10]	1,511	1,535
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.039% 2046[10]	1,934	2,067
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.375% 2046[1,3,10]	2,700	2,012
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.915% 2046[3,10]	1,000	1,041
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 2047[10]	525	582
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[3,10]	2,000	2,084
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 2047[10]	250	272
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[10]	1,870	2,001
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 2048[10]	1,300	1,412
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 2049[10]	250	264
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class AS, 3.102% 2049[10]	3,000	3,211
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[10]	5,280	5,930
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[1,10]	6,885	7,020
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 2044[1,10]	4,717	4,844
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[1,3,10]	418	422
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[10]	1,730	1,875
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.698% 2049[3,10]	567	523
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.411% 2046[3,10]	1,200	1,097
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 2047[10]	290	304
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 2048[10]	4,380	4,784
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 2048[10]	1,400	1,524
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[10]	7,115	7,753
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809% 2048[10]	1,137	1,271
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.24% 2048[3,10]	585	546
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[10]	865	822
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[10]	6,190	6,628
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[10]	380	399
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[10]	6,370	7,206
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 2050[10]	1,154	1,302
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[10]	2,302	2,485
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 2051[10]	6,500	7,483
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[10]	3,898	4,362
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.687% 2058[3,10]	1,000	945
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 2059[10]	3,853	4,181
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 2059[10]	1,320	1,434
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[10]	600	645
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[10]	510	570
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.845% 2044[1,3,10]	1,500	1,523
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[10]	500	504
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[3,10]	1,000	1,014
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.20% 2046[3,10]	1,200	1,120
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[3,10]	2,000	2,070
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[10]	2,038	2,192
		323,377
Total mortgage-backed obligations		19,980,075
The Bond Fund of America — Page 42 of 58

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 20.16% U.S. Treasury 18.74%	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 2020	$50,000	$50,582
U.S. Treasury 1.125% 2021	500	506
U.S. Treasury 1.125% 2021	—[9]	—[9]
U.S. Treasury 1.25% 2021	40,000	40,581
U.S. Treasury 1.50% 2021	161,000	164,056
U.S. Treasury 1.625% 2021	57,661	58,503
U.S. Treasury 1.625% 2021	360	368
U.S. Treasury 1.75% 2021	935	956
U.S. Treasury 2.00% 2021	3,000	3,064
U.S. Treasury 2.00% 2021	1,000	1,025
U.S. Treasury 2.125% 2021	100,000	101,793
U.S. Treasury 2.50% 2021[12]	575,000	583,918
U.S. Treasury 0.125% 2022	250,000	249,853
U.S. Treasury 0.125% 2022	13,745	13,736
U.S. Treasury 0.375% 2022	2,563	2,572
U.S. Treasury 1.375% 2022	75,000	77,075
U.S. Treasury 1.50% 2022	211,000	217,018
U.S. Treasury 1.625% 2022	6,000	6,216
U.S. Treasury 1.75% 2022	45,000	46,455
U.S. Treasury 1.875% 2022	54,500	56,206
U.S. Treasury 2.125% 2022[12]	32,000	33,565
U.S. Treasury 0.125% 2023	32,000	31,957
U.S. Treasury 1.375% 2023	72,000	74,591
U.S. Treasury 1.625% 2023	15,000	15,616
U.S. Treasury 1.75% 2023	3,100	3,241
U.S. Treasury 2.125% 2023	16,428	17,509
U.S. Treasury 2.50% 2023	10,300	10,959
U.S. Treasury 2.625% 2023	15,000	16,099
U.S. Treasury 2.75% 2023	100,000	107,492
U.S. Treasury 2.875% 2023	54,729	59,494
U.S. Treasury 1.25% 2024	75,000	78,146
U.S. Treasury 1.50% 2024	130,777	137,734
U.S. Treasury 1.50% 2024	78,200	82,416
U.S. Treasury 1.50% 2024	12,000	12,659
U.S. Treasury 1.75% 2024	40,000	42,431
U.S. Treasury 1.75% 2024	13,103	13,912
U.S. Treasury 2.00% 2024	442,300	472,987
U.S. Treasury 2.00% 2024	183,000	195,460
U.S. Treasury 2.00% 2024	55,000	58,882
U.S. Treasury 2.125% 2024	105,265	112,789
U.S. Treasury 2.125% 2024	18,000	19,481
U.S. Treasury 2.125% 2024	8,000	8,636
U.S. Treasury 2.25% 2024	50,633	54,565
U.S. Treasury 2.25% 2024	33,000	35,943
U.S. Treasury 2.375% 2024	67,233	72,559
U.S. Treasury 2.50% 2024	4,000	4,352
U.S. Treasury 0.25% 2025	176,547	176,222
U.S. Treasury 0.25% 2025	90,650	90,533
U.S. Treasury 0.375% 2025	711,800	714,996
U.S. Treasury 0.50% 2025	17,127	17,307
U.S. Treasury 2.00% 2025	97,000	104,722
U.S. Treasury 2.125% 2025	61,750	67,238
U.S. Treasury 2.25% 2025	35,000	38,558
U.S. Treasury 2.625% 2025	157,324	174,753
The Bond Fund of America — Page 43 of 58

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.625% 2025	$63,822	$71,717
U.S. Treasury 2.75% 2025[12]	992,493	1,106,471
U.S. Treasury 2.75% 2025	31,813	35,684
U.S. Treasury 2.875% 2025	287,175	323,385
U.S. Treasury 2.875% 2025	32,900	37,163
U.S. Treasury 1.625% 2026	145,900	156,724
U.S. Treasury 1.625% 2026	10,000	10,736
U.S. Treasury 1.625% 2026	—[9]	—[9]
U.S. Treasury 1.75% 2026	200,000	216,610
U.S. Treasury 1.875% 2026	41,000	44,598
U.S. Treasury 2.00% 2026	15,600	17,127
U.S. Treasury 2.125% 2026	54,000	59,456
U.S. Treasury 2.25% 2026	8,000	8,852
U.S. Treasury 2.50% 2026	24,000	26,868
U.S. Treasury 2.625% 2026	142,585	160,431
U.S. Treasury 0.50% 2027[12]	556,100	556,823
U.S. Treasury 0.625% 2027	8,000	8,079
U.S. Treasury 2.25% 2027	220,486	248,254
U.S. Treasury 2.25% 2027	3,000	3,350
U.S. Treasury 2.75% 2028	17,398	20,293
U.S. Treasury 2.875% 2028	61,335	72,376
U.S. Treasury 2.875% 2028	3,760	4,452
U.S. Treasury 1.625% 2029	398	434
U.S. Treasury 2.375% 2029	6,795	7,840
U.S. Treasury 0.625% 2030	57,847	57,671
U.S. Treasury 1.50% 2030	31,576	34,125
U.S. Treasury 1.125% 2040[12]	204,476	202,558
U.S. Treasury 4.625% 2040	9,400	15,249
U.S. Treasury 3.125% 2041	20,000	27,086
U.S. Treasury 4.375% 2041	11,500	18,291
U.S. Treasury 2.75% 2042	15,000	19,239
U.S. Treasury 2.875% 2043	23,810	31,119
U.S. Treasury 3.00% 2044	5,900	7,900
U.S. Treasury 3.375% 2044	38,700	54,751
U.S. Treasury 3.00% 2045[12]	27,100	36,524
U.S. Treasury 3.00% 2045	5,560	7,466
U.S. Treasury 2.50% 2046[12]	194,262	240,620
U.S. Treasury 2.50% 2046	27,000	33,495
U.S. Treasury 2.875% 2046	22,854	30,389
U.S. Treasury 2.75% 2047[12]	32,098	41,931
U.S. Treasury 2.75% 2047	5,300	6,932
U.S. Treasury 3.00% 2047[12]	86,916	118,480
U.S. Treasury 3.00% 2047	13,950	19,000
U.S. Treasury 3.00% 2048[12]	179,901	246,254
U.S. Treasury 3.125% 2048	11,150	15,619
U.S. Treasury 3.375% 2048[12]	12,545	18,424
U.S. Treasury 2.25% 2049[12]	182,647	219,578
U.S. Treasury 2.375% 2049[12]	156,608	193,326
U.S. Treasury 2.875% 2049[12]	241,100	326,081
U.S. Treasury 3.00% 2049[12]	74,066	102,227
U.S. Treasury 1.25% 2050[12]	706,237	678,150
U.S. Treasury 2.00% 2050	211,315	241,902
		11,074,397
The Bond Fund of America — Page 44 of 58

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 1.42%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2024[13]	$19,991	$20,950
U.S. Treasury Inflation-Protected Security 0.50% 2024[13]	30,504	32,079
U.S. Treasury Inflation-Protected Security 0.375% 2027[13]	28,096	30,565
U.S. Treasury Inflation-Protected Security 1.75% 2028[13]	5,141	6,141
U.S. Treasury Inflation-Protected Security 0.125% 2030[13]	56,447	61,032
U.S. Treasury Inflation-Protected Security 2.125% 2041[13]	4,005	5,987
U.S. Treasury Inflation-Protected Security 0.75% 2042[12,13]	194,355	233,282
U.S. Treasury Inflation-Protected Security 1.00% 2048[13]	17,887	23,692
U.S. Treasury Inflation-Protected Security 1.00% 2049[12,13]	245,353	328,093
U.S. Treasury Inflation-Protected Security 0.25% 2050[13]	87,579	98,442
		840,263
Total U.S. Treasury bonds & notes		11,914,660
Asset-backed obligations 2.40%
Aesop Funding LLC, Series 2015-1A, Class A, 2.50% 2021[1,10]	1,741	1,740
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[1,10]	9,175	9,176
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[1,10]	5,705	5,731
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[1,10]	4,495	4,517
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[1,10]	1,350	1,362
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[1,10]	1,000	1,016
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[1,10]	28,000	28,332
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[1,10]	34,264	33,251
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[1,10]	3,750	3,709
American Express Credit Account Master Trust, Series 2017-7, Class A, 2.35% 2025[10]	1,260	1,317
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 2021[10]	105	105
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24% 2022[10]	3,157	3,169
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[10]	6,030	6,097
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[10]	50,839	51,423
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[10]	650	661
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[1,3,10]	13,063	13,275
CPS Auto Receivables Trust, Series 2019-D, Class A, 2.17% 2022[1,10]	11,361	11,427
CPS Auto Receivables Trust, Series 2019-B, Class A, 2.89% 2022[1,10]	403	404
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[1,10]	1,169	1,171
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05% 2023[1,10]	1,240	1,248
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 2023[1,10]	2,000	2,020
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[1,10]	2,570	2,620
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[1,10]	2,169	2,192
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[1,10]	2,025	2,035
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[1,10]	5,325	5,420
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[1,10]	681	699
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[1,10]	598	626
Credit Acceptance Auto Loan Trust, Series 2017-3A, Class C, 3.48% 2026[1,10]	2,695	2,697
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class C, 4.04% 2027[1,10]	1,485	1,526
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[1,10]	15,748	16,025
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39% 2029[1,10]	4,118	4,172
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 0.365% 2035[3,10]	1,557	1,491
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.325% 2037[3,10]	2,519	2,373
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.335% 2037[3,10]	3,933	3,725
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 2022[10]	17,775	17,854
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[10]	4,660	4,712
The Bond Fund of America — Page 45 of 58

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[10]	$3,970	$4,007
Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63% 2024[10]	697	701
Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72% 2024[10]	90	90
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81% 2024[10]	70	71
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 2025[10]	1,535	1,541
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[10]	12,690	12,895
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[10]	8,760	8,913
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[10]	1,874	1,895
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[10]	6,030	6,127
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[10]	2,586	2,626
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[1,10]	4,699	4,723
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[1,10]	1,496	1,503
Drivetime Auto Owner Trust, Series 2018-3A, Class A, 3.26% 2022[1,10]	108	109
Drivetime Auto Owner Trust, Series 2018-3A, Class B, 3.56% 2022[1,10]	415	418
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[1,10]	10,986	11,056
Drivetime Auto Owner Trust, Series 2019-4A, Class A, 2.17% 2023[1,10]	17,115	17,220
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[1,10]	1,570	1,589
Drivetime Auto Owner Trust, Series 2019-2A, Class B, 2.99% 2023[1,10]	3,240	3,274
Drivetime Auto Owner Trust, Series 2018-1A, Class C, 3.47% 2023[1,10]	3,058	3,072
Drivetime Auto Owner Trust, Series 2020-1, Class B, 2.16% 2024[1,10]	2,000	2,018
Drivetime Auto Owner Trust, Series 2018-2A, Class C, 3.67% 2024[1,10]	100	101
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[1,10]	1,925	1,948
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[1,10]	2,870	2,886
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[1,10]	5,765	5,851
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[1,10]	6,800	6,905
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[1,10]	1,861	1,923
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[1,10]	313	331
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 2022[1,10]	5,194	5,214
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 2022[1,10]	987	989
Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.13% 2023[1,10]	2,250	2,254
Exeter Automobile Receivables Trust, Series 2020-1A, Class A, 2.05% 2023[1,10]	26,584	26,748
Exeter Automobile Receivables Trust, Series 2019-4A, Class A, 2.18% 2023[1,10]	14,617	14,698
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.58% 2023[1,10]	8,200	8,296
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[1,10]	9,875	9,958
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 2023[1,10]	1,750	1,782
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08% 2024[1,10]	1,580	1,595
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26% 2024[1,10]	3,500	3,537
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[1,10]	9,000	9,145
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[1,10]	7,850	7,981
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 2024[1,10]	4,150	4,240
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49% 2025[1,10]	6,890	6,960
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[1,10]	9,000	9,089
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[1,10]	2,715	2,799
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[1,10]	10,000	10,229
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[1,10]	2,055	2,175
First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89% 2024[1,10]	925	939
Ford Credit Auto Owner Trust, Series 2017-3, Class A, 2.48% 2024[10]	2,521	2,553
Ford Credit Auto Owner Trust, Series 2020-B, Class B, 1.19% 2026[10]	4,390	4,407
Ford Credit Auto Owner Trust, Series 2020-B, Class C, 2.04% 2026[10]	2,535	2,539
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[1,10]	33,660	34,061
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[1,10]	19,510	20,897
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[1,10]	97,433	99,167
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[1,10]	38,760	41,571
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[10]	119,107	121,046
The Bond Fund of America — Page 46 of 58

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Floorplan Master Owner Trust, Series 2019-4, Class A, 2.44% 2026[10]	$6,414	$6,489
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[1,10]	5,251	5,212
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,10]	11,082	10,902
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80% 2023[10]	1,636	1,640
GM Financial Automobile Leasing Trust, Series 2020-1, Class A2, 1.83% 2023[10]	70,929	71,504
GM Financial Automobile Leasing Trust, Series 2020-2, Class A4, 1.01% 2024[10]	1,396	1,400
GM Financial Automobile Leasing Trust, Series 2020-2, Class B, 1.56% 2024[10]	2,441	2,450
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[10]	1,580	1,586
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[10]	2,492	2,502
GM Financial Automobile Leasing Trust, Series 2019-4, Class B, 2.04% 2025[10]	1,052	1,069
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.44% 2025[10]	1,521	1,537
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A2B, 1.245% 2023[3,10]	4,758	4,791
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 2023[10]	765	781
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[10]	530	541
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 2024[10]	2,116	2,164
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87% 2024[10]	1,315	1,367
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class C, 3.07% 2024[10]	4,285	4,429
GMF Floorplan Owner Revolving Trust, Series 2019-2, Class A, 2.90% 2026[1,10]	256	267
Henderson Receivables LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 0.385% 2041[1,3,10]	856	815
Henderson Receivables LLC, Series 2006-4A, Class A1, (1-month USD-LIBOR + 0.20%) 0.385% 2041[1,3,10]	599	589
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A, 2.65% 2022[1,10]	3,220	3,175
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[1,10]	12,081	11,992
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[1,10]	12,984	12,887
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[1,10]	7,880	7,812
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[1,10]	19,216	19,070
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[1,10]	11,640	11,530
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 1.115% 2035[3,10]	1,717	1,708
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A2, 1.90% 2022[1,10]	23,750	23,990
Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A2, 1.82% 2022[10]	12,731	12,802
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[1,3,10]	9,298	9,485
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 2.105% 2027[1,3,10]	15,040	14,902
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 2.185% 2027[1,3,10]	26,372	26,255
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[1,10]	3,940	3,996
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[1,10]	2,435	2,455
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 0.315% 2036[3,10]	247	241
Santander Consumer Auto Receivables Trust, Series 2020-A, Class A, 1.37% 2024[1,10]	2,355	2,369
Santander Consumer Auto Receivables Trust, Series 2020-A, Class B, 2.26% 2025[1,10]	1,035	1,055
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2026[1,10]	1,000	1,052
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[10]	154	154
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[10]	328	328
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 2022[10]	3,018	3,031
Santander Drive Auto Receivables Trust, Series 2019-2, Class B, 2.79% 2024[10]	4,880	4,957
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[10]	8,621	8,913
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[10]	4,975	5,110
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[10]	25,000	26,588
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[1,10]	1,039	1,048
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 2.249% 2025[1,3,10]	21,286	21,211
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[1,10]	2,257	2,275
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[1,10]	1,500	1,493
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[1,10]	5,182	5,246
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[1,10]	6,000	6,395
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[1,10]	38,324	38,966
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unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[1,10]	$5,310	$5,306
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 2021[1,10]	1,134	1,135
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 2021[1,10]	3,000	3,001
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[1,10]	2,348	2,359
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 2022[1,10]	4,950	4,997
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 2024[10]	13,528	13,899
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 2022[10]	50,084	50,555
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 1.711% 2026[1,3,10]	2,675	2,659
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[1,10]	1,646	1,648
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[1,10]	62,130	62,612
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[1,10]	4,428	4,461
Westlake Automobile Receivables Trust, Series 2018-1A, Class C, 2.92% 2023[1,10]	1,997	2,003
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[1,10]	1,040	1,054
Westlake Automobile Receivables Trust, Series 2018-2A, Class C, 3.50% 2024[1,10]	400	403
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[1,10]	3,345	3,354
Westlake Automobile Receivables Trust, Series 2020-2, Class D, 2.76% 2026[1,10]	5,225	5,252
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[10]	27,000	27,563
		1,414,767
Municipals 1.83% Illinois 0.79%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	56,485	57,721
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	14,400	14,954
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	5,770	5,930
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	355	361
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	1,035	1,075
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[1]	7,760	9,318
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	960	1,041
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	1,915	2,080
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2034	425	454
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2031	850	919
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	660	692
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	850	902
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	2,415	2,530
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	640	694
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	745	877
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	370	433
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	215	236
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	215	250
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	215	236
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	425	492
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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	$425	$489
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	215	246
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	240	258
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	950	1,119
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	640	750
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	425	284
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	575	580
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	1,630	1,654
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	38,692	39,100
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	162,050	164,631
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	12,860	14,488
G.O. Bonds, Series 2012, 5.00% 2024	5,000	5,151
G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,259
G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	7,253
G.O. Bonds, Series 2013-B, 4.91% 2027	3,250	3,239
G.O. Bonds, Series 2017-A, 5.00% 2025	2,500	2,710
G.O. Bonds, Series 2019-A, 5.00% 2024	6,500	6,975
G.O. Bonds, Series 2019-A, 5.70% 2031	7,530	8,116
G.O. Bonds, Series 2020, 5.50% 2030	6,000	6,851
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	7,745	8,551
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	3,155	3,250
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	6,495	6,802
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.05% 2024	1,905	2,026
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	6,205	6,671
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.827% 2021	2,065	2,086
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	4,436	4,475
G.O. Rev. Ref. Bonds, Series 2019-B, 5.00% 2025	11,000	11,900
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.13% 2050 (put 2025)[3]	6,275	6,286
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	985	1,054
Taxable G.O. Bonds, Series 2012-B, 4.85% 2022	2,305	2,283
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-C, 5.00% 2038	12,865	14,609
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 5.00% 2044	22,000	26,710
		464,051
New York 0.57%
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2042	1,860	2,322
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2038	2,500	2,936
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2047	16,080	18,491
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 4.75% 2045	32,900	36,538
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,545	1,615
New York City G.O. Bonds, Fiscal 2020, Series 2020-B-1, 4.00% 2040	5,000	5,757
New York City G.O. Bonds, Fiscal 2020, Series 2020-D-1, 4.00% 2050	59,475	67,712
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2020, Series 2020-EE, 4.00% 2042	32,240	38,224
The Bond Fund of America — Page 49 of 58

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Bonds, notes & other debt instruments (continued) Municipals (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2020, Series 2020-GG-1, 4.00% 2050	$6,000	$7,024
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2019, Series 2019-S-1, 5.00% 2043	10,000	12,217
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2017, Series 2017-F-1, 4.00% 2037	9,650	10,893
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 4.00% 2039	3,500	4,128
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-C-1, 4.00% 2045	10,215	11,839
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 2055	45,340	52,534
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 2060	17,195	19,857
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2040	10,000	12,420
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 2045	6,760	7,839
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 2049	18,240	21,135
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 5.00% 2038	2,000	2,544
		336,025
Ohio 0.16%
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2020, 5.00% 2050	16,030	18,852
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	4,315	4,475
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2036	15,000	20,037
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2037	8,000	10,650
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2038	10,000	13,270
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2039	7,500	9,924
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2050	15,000	19,409
		96,617
Texas 0.09%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	11,415	11,914
Lubbock Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 4.00% 2045	1,000	1,197
Lubbock Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 4.00% 2050	4,000	4,745
Northwest Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 4.00% 2045	9,000	10,821
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,685
Water Dev. Board, State Revolving Fund, Rev. Bonds, Series 2020, 4.00% 2035	5,400	6,717
Water Dev. Board, State Revolving Fund, Rev. Bonds, Series 2020, 4.00% 2036	5,180	6,408
Water Dev. Board, State Revolving Fund, Rev. Bonds, Series 2020, 4.00% 2037	2,750	3,387
Water Dev. Board, State Revolving Fund, Rev. Bonds, Series 2020, 4.00% 2038	3,000	3,679
		55,553
California 0.04%
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	555	565
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 4.00% 2044	20,000	23,442
		24,007
Connecticut 0.03%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-D-1, 4.00% 2049	12,945	14,569
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	2,805	2,940
		17,509
The Bond Fund of America — Page 50 of 58

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Bonds, notes & other debt instruments (continued) Municipals (continued) Michigan 0.03%	Principal amount (000)	Value (000)
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project Bonds), Series 2014-F-2, 4.60% 2022	$3,860	$3,917
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	11,950	12,711
		16,628
Florida 0.02%
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2018-F, 5.00% 2043	7,500	9,046
Arizona 0.01%
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 4.00% 2038	1,000	1,199
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2030	500	686
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2031	675	918
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2032	700	944
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2037	1,500	1,977
Board of Regents of Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2039	1,750	2,293
		8,017
Tennessee 0.01%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 2045	1,030	1,096
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	580	608
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	2,565	2,720
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	3,235	3,446
		7,870
Massachusetts 0.01%
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2020-A, 5.00% 2029	5,000	6,894
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	640	674
		7,568
Minnesota 0.01%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	3,980	4,237
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	505	532
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	2,510	2,640
		7,409
New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	4,400	5,323
Puerto Rico 0.01%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	4,805	4,523
South Carolina 0.01%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	745	805
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	3,185	3,363
		4,168
Wisconsin 0.01%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	1,595	1,677
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	2,230	2,336
		4,013
The Bond Fund of America — Page 51 of 58

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Bonds, notes & other debt instruments (continued) Municipals (continued) Nebraska 0.01%	Principal amount (000)	Value (000)
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	$875	$912
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	2,840	3,002
		3,914
Maine 0.01%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	3,060	3,200
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	2,320	2,393
Kentucky 0.00%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,120	1,178
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	950	1,007
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds, Series 2016-A, 4.00% 2046	935	993
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	835	897
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	620	650
Total municipals		1,082,559
Bonds & notes of governments & government agencies outside the U.S. 1.67%
Abu Dhabi (Emirate of) 2.50% 2025[1]	59,000	62,293
Abu Dhabi (Emirate of) 3.125% 2026	10,000	10,875
Abu Dhabi (Emirate of) 2.50% 2029	1,800	1,891
Abu Dhabi (Emirate of) 3.125% 2030[1]	47,440	52,389
Abu Dhabi (Emirate of) 3.875% 2050[1]	32,340	38,347
Angola (Republic of) 8.00% 2029[1]	5,000	4,135
Argentine Republic 6.875% 2021[8]	3,075	1,298
Argentine Republic 4.625% 2023	700	296
Argentine Republic 7.50% 2026[8]	6,325	2,591
Argentine Republic 6.875% 2027	2,200	893
Argentine Republic 8.28% 2033[7,8]	4,984	2,283
Argentine Republic 0% 2035	25,700	389
Benin (Republic of) 5.75% 2026	€1,200	1,260
Brazil (Federative Republic of) 3.875% 2030	$5,860	5,661
Cameroon (Republic of) 9.50% 2025	1,500	1,511
Colombia (Republic of) 4.125% 2051	4,140	4,169
Costa Rica (Republic of) 7.00% 2044	2,178	1,799
Cote d’Ivoire (Republic of) 6.375% 2028[1]	7,275	7,459
Cote d’Ivoire (Republic of) 5.25% 2030	€950	997
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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 7.50% 2021	$317	$327
Dominican Republic 5.50% 2025[1]	10,380	10,537
Dominican Republic 5.50% 2025	1,640	1,665
Dominican Republic 6.875% 2026[1]	4,300	4,522
Dominican Republic 6.40% 2049[1]	1,648	1,516
Egypt (Arab Republic of) 4.55% 2023[1]	5,100	5,063
Egypt (Arab Republic of) 5.577% 2023[1]	1,690	1,732
Egypt (Arab Republic of) 4.75% 2026	€3,000	3,210
Egypt (Arab Republic of) 6.588% 2028[1]	$1,610	1,594
Egypt (Arab Republic of) 5.625% 2030	€1,060	1,079
Egypt (Arab Republic of) 7.053% 2032[1]	$5,100	4,858
Egypt (Arab Republic of) 8.50% 2047[1]	2,245	2,203
Export-Import Bank of India 3.375% 2026	7,000	7,235
Export-Import Bank of India 3.875% 2028	3,000	3,121
Export-Import Bank of India 3.25% 2030	9,100	9,022
Gabonese Republic 6.375% 2024	772	736
Gabonese Republic 6.95% 2025	700	660
Gabonese Republic 6.625% 2031[1]	600	538
Guatemala (Republic of) 4.50% 2026	1,700	1,773
Guatemala (Republic of) 4.375% 2027	3,975	4,128
Honduras (Republic of) 8.75% 2020	15,197	15,510
Honduras (Republic of) 7.50% 2024	3,330	3,610
Honduras (Republic of) 6.25% 2027[1]	1,400	1,497
Honduras (Republic of) 6.25% 2027	968	1,035
Indonesia (Republic of) 3.75% 2022	4,255	4,427
Indonesia (Republic of) 3.375% 2023	19,350	20,180
Indonesia (Republic of) 3.85% 2030	750	836
Indonesia (Republic of) 4.20% 2050	1,785	1,999
Iraq (Republic of) 5.80% 2028	5,150	4,654
Israel (State of) 2.50% 2030	1,090	1,180
Israel (State of) 2.75% 2030	4,500	4,974
Israel (State of) 3.375% 2050	1,630	1,792
Israel (State of) 3.875% 2050	15,100	17,990
Japan Bank for International Cooperation 2.125% 2020	21,400	21,420
Japan Bank for International Cooperation 3.125% 2021	76,664	78,841
Jordan (Hashemite Kingdom of) 6.125% 2026[1]	2,890	3,053
Jordan (Hashemite Kingdom of) 5.75% 2027[1]	615	640
Kazakhstan (Republic of) 6.50% 2045[1]	2,250	3,341
Kenya (Republic of) 6.875% 2024[1]	6,425	6,545
Kenya (Republic of) 8.00% 2032[1]	800	792
Kenya (Republic of) 8.25% 2048[1]	330	326
Kuwait (State of) 2.75% 2022[1]	2,150	2,221
Morocco (Kingdom of) 4.25% 2022	5,400	5,701
Morocco (Kingdom of) 5.50% 2042	8,700	10,657
Pakistan (Islamic Republic of) 5.50% 2021[1]	2,335	2,287
Pakistan (Islamic Republic of) 8.25% 2024	2,220	2,322
Pakistan (Islamic Republic of) 6.875% 2027	1,200	1,186
Pakistan (Islamic Republic of) 6.875% 2027[1]	1,100	1,088
Panama (Republic of) 3.75% 2026[1]	16,585	17,381
Panama (Republic of) 3.875% 2028	10,000	11,248
Panama (Republic of) 3.16% 2030	3,585	3,866
Panama (Republic of) 4.50% 2047	1,090	1,340
Panama (Republic of) 4.50% 2050	6,700	8,244
Panama (Republic of) 4.50% 2056	6,495	7,995
Paraguay (Republic of) 4.625% 2023	1,500	1,579
The Bond Fund of America — Page 53 of 58

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Paraguay (Republic of) 5.00% 2026	$4,485	$4,974
Paraguay (Republic of) 5.00% 2026[1]	1,575	1,747
Paraguay (Republic of) 4.70% 2027[1]	850	932
Paraguay (Republic of) 4.95% 2031[1]	5,000	5,594
Paraguay (Republic of) 5.60% 2048[1]	1,980	2,320
Peru (Republic of) 2.392% 2026	11,910	12,392
Peru (Republic of) 2.783% 2031	21,340	22,802
PETRONAS Capital Ltd. 3.50% 2030[1]	4,450	4,955
PETRONAS Capital Ltd. 4.55% 2050[1]	5,695	7,250
Philippines (Republic of) 2.457% 2030	15,000	15,764
Philippines (Republic of) 6.375% 2034	7,000	10,117
Philippines (Republic of) 5.00% 2037	3,000	3,877
Philippines (Republic of) 3.70% 2042	3,500	4,017
Philippines (Republic of) 2.95% 2045	15,091	15,728
Poland (Republic of) 3.25% 2026	6,600	7,418
Portuguese Republic 5.125% 2024	1,725	2,010
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[1]	3,719	3,886
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[1]	2,050	2,229
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[1]	3,310	3,545
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[1]	685	813
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[1]	12,860	14,374
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[1]	655	802
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[1]	2,690	3,020
Qatar (State of) 3.875% 2023[1]	10,830	11,641
Qatar (State of) 3.40% 2025[1]	40,000	43,600
Qatar (State of) 4.50% 2028[1]	23,115	27,302
Qatar (State of) 3.75% 2030[1]	34,570	39,451
Qatar (State of) 4.40% 2050[1]	29,560	36,660
Romania 2.75% 2026	€5,500	6,444
Romania 3.624% 2030	3,592	4,365
Romania 2.00% 2032	1,400	1,473
Romania 3.50% 2034	6,485	7,640
Romania 3.375% 2038	2,200	2,525
Romania 4.625% 2049	2,900	3,740
Russian Federation 4.375% 2029	$19,000	21,636
Russian Federation 5.10% 2035	1,600	1,980
Russian Federation 5.10% 2035[1]	800	990
Russian Federation 5.25% 2047	10,000	13,225
Saudi Arabia (Kingdom of) 2.375% 2021[1]	750	762
Saudi Arabia (Kingdom of) 3.25% 2026[1]	4,170	4,514
Saudi Arabia (Kingdom of) 3.625% 2028[1]	3,110	3,425
Senegal (Republic of) 4.75% 2028	€4,000	4,357
Tunisia (Republic of) 5.625% 2024	3,000	3,110
Turkey (Republic of) 4.25% 2026	$9,300	8,505
Turkey (Republic of) 4.875% 2026	2,380	2,215
Ukraine 7.75% 2021	7,900	8,165
Ukraine 6.75% 2026	€3,905	4,472
Ukraine 7.75% 2026	$3,500	3,658
United Mexican States 3.25% 2030	5,845	5,798
United Mexican States 4.75% 2032	5,920	6,542
United Mexican States 5.00% 2051	10,990	11,880
United Mexican States 5.75% 2110	4,700	5,225
		983,678
The Bond Fund of America — Page 54 of 58

unaudited
Bonds, notes & other debt instruments (continued) Federal agency bonds & notes 0.21%	Principal amount (000)	Value (000)
Fannie Mae 0.625% 2025	$124,000	$125,014
Total bonds, notes & other debt instruments (cost: $53,042,227,000)		55,615,621
Preferred securities 0.00% Financials 0.00%	Shares
CoBank, ACB, Class E, noncumulative, preferred shares[1]	6,250	3,750
Total preferred securities (cost: $5,820,000)		3,750
Common stocks 0.03% Health care 0.03%
Rotech Healthcare Inc.[4,5,14,15]	342,069	16,420
Total common stocks (cost: $12,646,000)		16,420
Short-term securities 20.95% Money market investments 20.95%
Capital Group Central Cash Fund 0.18%[16,17]	123,779,995	12,379,237
Total short-term securities (cost: $12,380,418,000)		12,379,237
Total investment securities 115.10% (cost: $65,441,111,000)		68,015,028
Other assets less liabilities (15.10)%		(8,923,487)
Net assets 100.00%		$59,091,541
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[18] (000)	Value at 6/30/2020[19] (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
90 Day Euro Dollar Futures	Short	12,358	September 2020	$(3,089,500)	$(3,081,313)	$(972)
90 Day Euro Dollar Futures	Short	5,834	March 2021	(1,458,500)	(1,455,583)	(266)
90 Day Euro Dollar Futures	Short	18,536	March 2022	(4,634,000)	(4,625,659)	(2,947)
2 Year U.S. Treasury Note Futures	Long	6,640	October 2020	1,328,000	1,466,299	248
5 Year U.S. Treasury Note Futures	Long	53,078	October 2020	5,307,800	6,674,144	17,895
10 Year Euro-Bund Futures	Short	119	September 2020	€(11,900)	(23,600)	(253)
10 Year U.S. Treasury Note Futures	Short	3,042	September 2020	$(304,200)	(423,361)	(2,316)
10 Year Ultra U.S. Treasury Note Futures	Short	27,805	September 2020	(2,780,500)	(4,378,853)	(25,385)
20 Year U.S. Treasury Bond Futures	Long	11,706	September 2020	1,170,600	2,090,253	12,690
30 Year Ultra U.S. Treasury Bond Futures	Long	7,094	September 2020	709,400	1,547,600	12,288
						$10,982
The Bond Fund of America — Page 55 of 58

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2020 (000)
Purchases (000)	Sales (000)
USD13,446	EUR11,800	JPMorgan Chase	7/6/2020	$187
EUR2,910	USD3,270	Barclays Bank PLC	7/6/2020	—[9]
USD4,486	EUR3,960	HSBC Bank	7/9/2020	37
USD7,037	EUR6,221	Citibank	7/13/2020	46
EUR270	USD305	JPMorgan Chase	7/13/2020	(2)
USD20,052	EUR17,646	Barclays Bank PLC	7/14/2020	221
USD269	MXN6,021	Goldman Sachs	7/16/2020	8
USD614	GBP490	Citibank	7/16/2020	6
USD1,820	MXN41,200	JPMorgan Chase	7/17/2020	31
EUR700	USD790	JPMorgan Chase	7/17/2020	(4)
EUR205	USD231	Bank of New York Mellon	7/20/2020	(1)
USD5,225	EUR4,656	Goldman Sachs	7/22/2020	(8)
EUR1,000	USD1,122	Morgan Stanley	7/23/2020	2
KRW86,578,943	USD72,755	JPMorgan Chase	7/24/2020	(772)
KRW312,235,000	USD257,635	Morgan Stanley	7/27/2020	1,964
				$1,715
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
U.S. EFFR	0.11%	5/18/2024	$452,700	$(10)	$—	$(10)
U.S. EFFR	0.1275%	6/25/2025	194,300	(385)	—	(385)
U.S. EFFR	0.0975%	6/30/2025	105,483	(45)	—	(45)
U.S. EFFR	0.106%	6/30/2025	85,817	(73)	—	(73)
U.S. EFFR	0.105%	6/30/2025	194,400	(156)	—	(156)
U.S. EFFR	0.093%	7/2/2025	64,800	(12)	—	(12)
U.S. EFFR	0.096%	7/2/2025	64,700	(21)	—	(21)
2.432%	3-month USD-LIBOR	9/21/2037	2,000	527	—	527
2.987%	3-month USD-LIBOR	2/7/2038	37,000	13,377	—	13,377
3.193%	3-month USD-LIBOR	5/21/2038	45,000	18,081	—	18,081
3.062%	3-month USD-LIBOR	7/31/2038	23,500	8,988	—	8,988
2.835%	3-month USD-LIBOR	1/10/2039	21,500	7,519	—	7,519
2.874%	3-month USD-LIBOR	2/6/2039	13,900	4,974	—	4,974
2.7055%	3-month USD-LIBOR	4/17/2039	41,900	13,847	—	13,847
3-month USD-LIBOR	2.6785%	9/4/2045	45,000	(18,711)	—	(18,711)
3-month USD-LIBOR	2.525%	10/20/2045	28,000	(10,668)	—	(10,668)
3-month USD-LIBOR	2.516%	10/20/2045	42,000	(15,912)	—	(15,912)
3-month USD-LIBOR	2.5315%	10/26/2045	40,000	(15,307)	—	(15,307)
3-month USD-LIBOR	2.57082%	11/6/2045	123,000	(48,290)	—	(48,290)
3-month USD-LIBOR	2.57067%	11/9/2045	13,200	(5,184)	—	(5,184)
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	(5,369)	—	(5,369)
3-month USD-LIBOR	2.59125%	12/16/2045	45,000	(17,962)	—	(17,962)
3-month USD-LIBOR	2.4095%	1/14/2046	15,000	(5,349)	—	(5,349)
2.5095%	3-month USD-LIBOR	7/24/2047	3,000	1,198	—	1,198
2.9075%	3-month USD-LIBOR	4/16/2048	7,000	3,575	—	3,575
The Bond Fund of America — Page 56 of 58

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
3-month USD-LIBOR	2.381%	5/31/2049	$14,500	$(5,638)	$—	$(5,638)
3-month USD-LIBOR	1.934%	12/12/2049	32,700	(8,976)	—	(8,976)
3-month USD-LIBOR	1.935%	12/17/2049	41,790	(11,487)	—	(11,487)
3-month USD-LIBOR	2.007%	12/19/2049	26,200	(7,713)	—	(7,713)
3-month USD-LIBOR	2.068%	12/24/2049	54,390	(16,915)	—	(16,915)
3-month USD-LIBOR	2.045%	12/27/2049	33,000	(10,061)	—	(10,061)
3-month USD-LIBOR	2.0375%	1/6/2050	48,000	(14,538)	—	(14,538)
3-month USD-LIBOR	1.961%	1/9/2050	72,600	(20,487)	—	(20,487)
3-month USD-LIBOR	1.678%	2/21/2050	64,910	(13,397)	—	(13,397)
					$—	$(180,580)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2020 (000)
CDX.NA.HY.25	5.00%/Quarterly	6/20/2025	$261,250	$1,802	$14,719	$(12,917)
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,038,867,000, which represented 11.91% of the net assets of the fund.
[2]	Step bond; coupon rate may change at a later date.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $79,365,000, which represented .13% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $10,454,000, which represented .02% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Amount less than one thousand.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Purchased on a TBA basis.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $267,605,000, which represented .45% of the net assets of the fund.
[13]	Index-linked bond whose principal amount moves with a government price index.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[16]	Rate represents the seven-day yield at 6/30/2020.
[17]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[18]	Notional amount is calculated based on the number of contracts and notional contract size.
[19]	Value is calculated based on the notional amount and current market price.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$12,646	$16,420.03%
The Bond Fund of America — Page 57 of 58

unaudited
Key to abbreviations and symbols
Agcy. = Agency	G.O. = General Obligation
AMT = Alternative Minimum Tax	GBP/£ = British pounds
Auth. = Authority	ICE = Intercontinental Exchange, Inc.
CLO = Collateralized Loan Obligations	KRW = South Korean won
Dept. = Department	LIBOR = London Interbank Offered Rate
Dev. = Development	MXN = Mexican pesos
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
EFFR = Effective Federal Funds Rate	SIFMA = Securities Industry and Financial Markets Association
EUR/€ = Euros	SOFR = Secured Overnight Financing Rate
Fac. = Facility	TBA = To-be-announced
Facs. = Facilities	USD/$ = U.S. dollars
Fin. = Finance
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP2-008-0820O-S78093	The Bond Fund of America — Page 58 of 58

Summary investment portfolio June 30, 2020	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	20.37%
AAA/Aaa	35.56
AA/Aa	4.99
A/A	12.16
BBB/Baa	16.71
Below investment grade	4.33
Unrated	.03
Short-term securities & other assets less liabilities	5.85
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 94.12%	Principal amount (000)	Value (000)
Corporate bonds & notes 34.04%
Financials 7.91%
Other securities		$4,672,770

Health care 4.36%
Teva Pharmaceutical Finance Co. BV 2.80% 2023	$239,298	226,801
Teva Pharmaceutical Finance Co. BV 2.20%–7.13% 2021–2046[1]	462,571	447,213
Other securities		1,900,254
		2,574,268

Utilities 4.20%
Other securities		2,484,681

Energy 3.83%
Other securities		2,266,047

2	The Bond Fund of America

	Principal amount (000)	Value (000)
Consumer discretionary 3.14%
Other securities		$1,855,126

Consumer staples 2.54%
Other securities		1,502,705

Communication services 2.41%
Other securities		1,423,693

Information technology 2.12%
Broadcom Corp. 3.875% 2027	$32,260	34,904
Broadcom Inc. 4.25% 2026[1]	150,225	167,401
Broadcom Inc. 4.75% 2029[1]	175,189	198,964
Broadcom Inc. 3.15%–5.00% 2024–2030[1]	159,365	178,017
Broadcom Ltd. 2.65%–3.63% 2023–2028	72,982	77,480
Other securities		593,851
		1,250,617

Industrials 2.11%
Other securities		1,247,560

Other 1.42%
Other securities		837,401

Total corporate bonds & notes		20,114,868

Mortgage-backed obligations 33.81%
Federal agency mortgage-backed obligations 32.29%
Fannie Mae Pool #CA4858 3.00% 2049[2]	276,716	293,972
Fannie Mae Pool #CA3964 3.00% 2049[2]	219,401	233,098
Fannie Mae Pool #CA5687 3.00% 2050[2]	149,343	161,551
Fannie Mae 0%–9.12% 2023–2058[1,2,3]	2,543,819	2,732,963
Freddie Mac Pool #SD7509 3.00% 2049[2]	190,558	203,013
Freddie Mac Pool #RA2597 2.50% 2050[2]	243,409	254,020
Freddie Mac Pool #QA7075 3.00% 2050[2]	239,487	254,544
Freddie Mac Pool #SD7512 3.00% 2050[2]	195,525	208,224
Freddie Mac Pool #QA8575 3.00% 2050[2]	180,761	194,900
Freddie Mac Pool #RA2020 3.00% 2050[2]	177,965	189,064
Freddie Mac Pool #SD7514 3.50% 2050[2]	162,916	174,927
Freddie Mac 0%–7.50% 2022–2050[2,3]	2,081,073	2,240,484
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[2]	200,433	213,428
Government National Mortgage Assn. 2.50% 2050[2,4]	1,461,465	1,534,766
Government National Mortgage Assn. 2.50%–6.64% 2028–2065[2,4]	785,731	837,489
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[2]	167,115	177,219
Uniform Mortgage-Backed Security 2.00% 2035[2,4]	2,555,995	2,635,272
Uniform Mortgage-Backed Security 2.00% 2035[2,4]	1,979,710	2,044,514
Uniform Mortgage-Backed Security 2.50% 2035[2,4]	260,000	271,334
Uniform Mortgage-Backed Security 2.00% 2050[2,4]	201,742	205,921
Uniform Mortgage-Backed Security 2.50% 2050[2,4]	766,487	795,629
Uniform Mortgage-Backed Security 3.00% 2050[2,4]	279,733	294,136
Uniform Mortgage-Backed Security 3.50% 2050[2,4]	1,092,782	1,149,396
Uniform Mortgage-Backed Security 3.50% 2050[2,4]	350,000	368,102
Uniform Mortgage-Backed Securities 2.00%–4.50% 2035–2050[2,4]	526,977	552,847
Other securities		858,978
		19,079,791

The Bond Fund of America	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Other 1.52%
Other securities		$900,284

Total mortgage-backed obligations		19,980,075

U.S. Treasury bonds & notes 20.16%
U.S. Treasury 18.74%
U.S. Treasury 1.50% 2021	$161,000	164,056
U.S. Treasury 2.50% 2021[5]	575,000	583,918
U.S. Treasury 0.125% 2022	250,000	249,853
U.S. Treasury 1.50% 2022	211,000	217,018
U.S. Treasury 2.00% 2024	442,300	472,987
U.S. Treasury 2.00% 2024	183,000	195,460
U.S. Treasury 0.25% 2025	176,547	176,222
U.S. Treasury 0.375% 2025	711,800	714,996
U.S. Treasury 2.625% 2025	157,324	174,753
U.S. Treasury 2.75% 2025[5]	992,493	1,106,471
U.S. Treasury 2.875% 2025	287,175	323,385
U.S. Treasury 1.75% 2026	200,000	216,610
U.S. Treasury 2.625% 2026	142,585	160,431
U.S. Treasury 0.50% 2027[5]	556,100	556,823
U.S. Treasury 2.25% 2027	220,486	248,254
U.S. Treasury 1.125% 2040[5]	204,476	202,558
U.S. Treasury 2.50% 2046[5]	194,262	240,620
U.S. Treasury 3.00% 2048[5]	179,901	246,254
U.S. Treasury 2.25% 2049[5]	182,647	219,578
U.S. Treasury 2.375% 2049[5]	156,608	193,326
U.S. Treasury 2.875% 2049[5]	241,100	326,081
U.S. Treasury 1.25% 2050[5]	706,237	678,150
U.S. Treasury 2.00% 2050	211,315	241,902
U.S. Treasury 0.13%–4.63% 2020–2049[5]	2,852,552	3,164,691
		11,074,397

U.S. Treasury inflation-protected securities 1.42%
U.S. Treasury Inflation-Protected Security 0.75% 2042[5,6]	194,355	233,282
U.S. Treasury Inflation-Protected Security 1.00% 2049[5,6]	245,353	328,093
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2024–2050[6]	249,650	278,888
		840,263

Total U.S. Treasury bonds & notes		11,914,660

Asset-backed obligations 2.40%
Other securities		1,414,767

Municipals 1.83%
Illinois 0.79%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	162,050	164,631
Other securities		299,420
		464,051

Other 1.04%
Other securities		618,508

Total municipals		1,082,559

4	The Bond Fund of America

	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 1.67%
Other securities		$983,678

Federal agency bonds & notes 0.21%
Fannie Mae 0.625% 2025	$124,000	125,014

Total bonds, notes & other debt instruments (cost: $53,042,227,000)		55,615,621

Preferred securities .00%	Shares
Financials .00%
Other securities		3,750

Total preferred securities (cost: $5,820,000)		3,750

Common stocks 0.03%
Health care 0.03%
Other securities		16,420

Total common stocks (cost: $12,646,000)		16,420

Short-term securities 20.95%
Money market investments 20.95%
Capital Group Central Cash Fund 0.18%[7,8]	123,779,995	12,379,237

Total short-term securities (cost: $12,380,418,000)		12,379,237
Total investment securities 115.10% (cost: $65,441,111,000)		68,015,028
Other assets less liabilities (15.10)%		(8,923,487)

Net assets 100.00%		$59,091,541

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $79,365,000, which represented .13% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $10,454,000, which represented ..02% of the net assets of the fund. One security in “Other securities” (with a value of $16,420,000, an aggregate cost of $12,646,000, and which represented .03% of the net assets of the fund) was acquired on 9/26/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

The Bond Fund of America	5

Futures contracts

				Notional	Value at	Unrealized (depreciation) appreciation
		Number of		amount [9]	6/30/2020 [10]	at 6/30/2020
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Short	12,358	September 2020	$(3,089,500)	$(3,081,313)	$(972)
90 Day Euro Dollar Futures	Short	5,834	March 2021	(1,458,500)	(1,455,583)	(266)
90 Day Euro Dollar Futures	Short	18,536	March 2022	(4,634,000)	(4,625,659)	(2,947)
2 Year U.S. Treasury Note Futures	Long	6,640	October 2020	1,328,000	1,466,299	248
5 Year U.S. Treasury Note Futures	Long	53,078	October 2020	5,307,800	6,674,144	17,895
10 Year Euro-Bund Futures	Short	119	September 2020	€(11,900)	(23,600)	(253)
10 Year U.S. Treasury Note Futures	Short	3,042	September 2020	$(304,200)	(423,361)	(2,316)
10 Year Ultra U.S. Treasury Note Futures	Short	27,805	September 2020	(2,780,500)	(4,378,853)	(25,385)
20 Year U.S. Treasury Bond Futures	Long	11,706	September 2020	1,170,600	2,090,253	12,690
30 Year Ultra U.S. Treasury Bond Futures	Long	7,094	September 2020	709,400	1,547,600	12,288
						$10,982

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
USD13,446	EUR11,800	JPMorgan Chase	7/6/2020	$187
EUR2,910	USD3,270	Barclays Bank PLC	7/6/2020	— [11]
USD4,486	EUR3,960	HSBC Bank	7/9/2020	37
USD7,037	EUR6,221	Citibank	7/13/2020	46
EUR270	USD305	JPMorgan Chase	7/13/2020	(2)
USD20,052	EUR17,646	Barclays Bank PLC	7/14/2020	221
USD269	MXN6,021	Goldman Sachs	7/16/2020	8
USD614	GBP490	Citibank	7/16/2020	6
USD1,820	MXN41,200	JPMorgan Chase	7/17/2020	31
EUR700	USD790	JPMorgan Chase	7/17/2020	(4)
EUR205	USD231	Bank of New York Mellon	7/20/2020	(1)
USD5,225	EUR4,656	Goldman Sachs	7/22/2020	(8)
EUR1,000	USD1,122	Morgan Stanley	7/23/2020	2
KRW86,578,943	USD72,755	JPMorgan Chase	7/24/2020	(772)
KRW312,235,000	USD257,635	Morgan Stanley	7/27/2020	1,964
				$1,715

6	The Bond Fund of America

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
U.S. EFFR	0.11%	5/18/2024	$452,700	$(10)	$—	$(10)
U.S. EFFR	0.1275%	6/25/2025	194,300	(385)	—	(385)
U.S. EFFR	0.0975%	6/30/2025	105,483	(45)	—	(45)
U.S. EFFR	0.106%	6/30/2025	85,817	(73)	—	(73)
U.S. EFFR	0.105%	6/30/2025	194,400	(156)	—	(156)
U.S. EFFR	0.093%	7/2/2025	64,800	(12)	—	(12)
U.S. EFFR	0.096%	7/2/2025	64,700	(21)	—	(21)
2.432%	3-month USD-LIBOR	9/21/2037	2,000	527	—	527
2.987%	3-month USD-LIBOR	2/7/2038	37,000	13,377	—	13,377
3.193%	3-month USD-LIBOR	5/21/2038	45,000	18,081	—	18,081
3.062%	3-month USD-LIBOR	7/31/2038	23,500	8,988	—	8,988
2.835%	3-month USD-LIBOR	1/10/2039	21,500	7,519	—	7,519
2.874%	3-month USD-LIBOR	2/6/2039	13,900	4,974	—	4,974
2.7055%	3-month USD-LIBOR	4/17/2039	41,900	13,847	—	13,847
3-month USD-LIBOR	2.6785%	9/4/2045	45,000	(18,711)	—	(18,711)
3-month USD-LIBOR	2.525%	10/20/2045	28,000	(10,668)	—	(10,668)
3-month USD-LIBOR	2.516%	10/20/2045	42,000	(15,912)	—	(15,912)
3-month USD-LIBOR	2.5315%	10/26/2045	40,000	(15,307)	—	(15,307)
3-month USD-LIBOR	2.57082%	11/6/2045	123,000	(48,290)	—	(48,290)
3-month USD-LIBOR	2.57067%	11/9/2045	13,200	(5,184)	—	(5,184)
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	(5,369)	—	(5,369)
3-month USD-LIBOR	2.59125%	12/16/2045	45,000	(17,962)	—	(17,962)
3-month USD-LIBOR	2.4095%	1/14/2046	15,000	(5,349)	—	(5,349)
2.5095%	3-month USD-LIBOR	7/24/2047	3,000	1,198	—	1,198
2.9075%	3-month USD-LIBOR	4/16/2048	7,000	3,575	—	3,575
3-month USD-LIBOR	2.381%	5/31/2049	14,500	(5,638)	—	(5,638)
3-month USD-LIBOR	1.934%	12/12/2049	32,700	(8,976)	—	(8,976)
3-month USD-LIBOR	1.935%	12/17/2049	41,790	(11,487)	—	(11,487)
3-month USD-LIBOR	2.007%	12/19/2049	26,200	(7,713)	—	(7,713)
3-month USD-LIBOR	2.068%	12/24/2049	54,390	(16,915)	—	(16,915)
3-month USD-LIBOR	2.045%	12/27/2049	33,000	(10,061)	—	(10,061)
3-month USD-LIBOR	2.0375%	1/6/2050	48,000	(14,538)	—	(14,538)
3-month USD-LIBOR	1.961%	1/9/2050	72,600	(20,487)	—	(20,487)
3-month USD-LIBOR	1.678%	2/21/2050	64,910	(13,397)	—	(13,397)
					$—	$(180,580)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2020 (000)
CDX.NA.HY.25	5.00%/Quarterly	6/20/2025	$261,250	$1,802	$14,719	$(12,917)

The Bond Fund of America	7

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holding is shown in the summary investment portfolio. Further details on this holding and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Short-term securities 20.95%
Money market investments 20.95%
Capital Group Central Cash Fund 0.18%[7]	28,748,660	195,701,225	100,669,890	123,779,995

	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 6/30/2020 (000)
Short-term securities 20.95%
Money market investments 20.95%
Capital Group Central Cash Fund 0.18%[7]	$2,486	$(3,783)	$25,055	$12,379,237

8	The Bond Fund of America

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $7,038,867,000, which represented 11.91% of the net assets of the fund.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Purchased on a TBA basis.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $267,605,000, which represented .45% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Rate represents the seven-day yield at 6/30/2020.
[8]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.
[11]	Amount less than one thousand.

Key to abbreviations and symbols

EFFR = Effective Federal Funds Rate
EUR/€ = Euros
G.O. = General Obligation
GBP = British pounds
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements.

The Bond Fund of America	9

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2020	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $53,060,693)	$55,635,791
Affiliated issuers (cost: $12,380,418)	12,379,237	$68,015,028
Cash		32,087
Unrealized appreciation on open forward currency contracts		2,502
Receivables for:
Sales of investments	14,635,392
Sales of fund’s shares	120,359
Dividends and interest	284,459
Variation margin on futures contracts	7,484
Variation margin on swap contracts	5,854	15,053,548
		83,103,165
Liabilities:
Unrealized depreciation on open forward currency contracts		787
Payables for:
Purchases of investments	23,917,446
Repurchases of fund’s shares	53,101
Dividends on fund’s shares	1,919
Investment advisory services	7,903
Services provided by related parties	11,805
Trustees’ deferred compensation	730
Variation margin on futures contracts	14,608
Variation margin on swap contracts	3,040
Other	285	24,010,837
Net assets at June 30, 2020		$59,091,541

Net assets consist of:
Capital paid in on shares of beneficial interest		$54,787,815
Total distributable earnings		4,303,726
Net assets at June 30, 2020		$59,091,541

See notes to financial statements.

10	The Bond Fund of America

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (4,223,632 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$26,541,053	1,897,050	$13.99
Class C	893,163	63,840	13.99
Class T	11	1	13.99
Class F-1	1,152,116	82,349	13.99
Class F-2	12,284,231	878,029	13.99
Class F-3	2,984,114	213,293	13.99
Class 529-A	1,347,385	96,306	13.99
Class 529-C	189,657	13,556	13.99
Class 529-E	52,784	3,773	13.99
Class 529-T	12	1	13.99
Class 529-F-1	147,878	10,570	13.99
Class R-1	38,039	2,719	13.99
Class R-2	449,101	32,100	13.99
Class R-2E	40,640	2,905	13.99
Class R-3	704,338	50,343	13.99
Class R-4	630,160	45,041	13.99
Class R-5E	64,549	4,613	13.99
Class R-5	177,396	12,679	13.99
Class R-6	11,394,914	814,464	13.99

See notes to financial statements.

The Bond Fund of America	11

Statement of operations	unaudited
for the six months ended June 30, 2020	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $131)	$626,500
Dividends (includes $25,055 from affiliates)	25,142	$651,642
Fees and expenses*:
Investment advisory services	46,340
Distribution services	43,128
Transfer agent services	24,633
Administrative services	8,061
Reports to shareholders	1,119
Registration statement and prospectus	2,381
Trustees’ compensation	62
Auditing and legal	222
Custodian	189
Other	576
Total fees and expenses before waiver	126,711
Less investment advisory services waiver	9
Total fees and expenses after waiver		126,702
Net investment income		524,940

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $504):
Unaffiliated issuers	1,388,499
Affiliated issuers	2,486
Futures contracts	703,344
Forward currency contracts	13,703
Swap contracts	137,156
Currency transactions	(668)	2,244,520
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	1,401,711
Affiliated issuers	(3,783)
Futures contracts	63,314
Forward currency contracts	2,755
Swap contracts	(41,582)
Currency translations	(105)	1,422,310
Net realized gain and unrealized appreciation		3,666,830

Net increase in net assets resulting from operations		$4,191,770

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

12	The Bond Fund of America

Statements of changes in net assets
	(dollars in thousands)

	Six months ended June 30, 2020*	Year ended December 31, 2019
Operations:
Net investment income	$524,940	$1,099,130
Net realized gain	2,244,520	1,193,522
Net unrealized appreciation	1,422,310	1,072,818
Net increase in net assets resulting from operations	4,191,770	3,365,470

Distributions paid or accrued to shareholders	(625,384)	(1,755,900)

Net capital share transactions	5,078,063	9,522,208

Total increase in net assets	8,644,449	11,131,778

Net assets:
Beginning of period	50,447,092	39,315,314
End of period	$59,091,541	$50,447,092

*	Unaudited.

See notes to financial statements.

The Bond Fund of America	13

Notes to financial statements	unaudited

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%[1]	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years[2]
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[3]
Class 529-E	None	None	None
Classes T and 529-T4	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

[1]	Up to 3.50% for Class 529-A shares purchased on or after June 30, 2020.
[2]	Effective June 30, 2020, Class C converts to Class A after 8 years.
[3]	Effective June 30, 2020, Class 529-C converts to Class 529-A after 5 years.
[4]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

14	The Bond Fund of America

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

The Bond Fund of America	15

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

16	The Bond Fund of America

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own

The Bond Fund of America	17

fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of June 30, 2020 (dollars in thousands):

18	The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$20,107,163	$7,705	$20,114,868
Mortgage-backed obligations	—	19,980,075	—	19,980,075
U.S. Treasury bonds & notes	—	11,914,660	—	11,914,660
Asset-backed obligations	—	1,414,767	—	1,414,767
Municipals	—	1,082,559	—	1,082,559
Bonds & notes of governments & government agencies outside the U.S.	—	983,678	—	983,678
Federal agency bonds & notes	—	125,014	—	125,014
Preferred securities	—	3,750	—	3,750
Common stocks	—	—	16,420	16,420
Short-term securities	12,379,237	—	—	12,379,237
Total	$12,379,237	$55,611,666	$24,125	$68,015,028

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$43,121	$—	$—	$43,121
Unrealized appreciation on open forward currency contracts	—	2,502	—	2,502
Unrealized appreciation on interest rate swaps	—	72,086	—	72,086
Liabilities:
Unrealized depreciation on futures contracts	(32,139)	—	—	(32,139)
Unrealized depreciation on open forward currency contracts	—	(787)	—	(787)
Unrealized depreciation on interest rate swaps	—	(252,666)	—	(252,666)
Unrealized depreciation on credit default swaps	—	(12,917)	—	(12,917)
Total	$10,982	$(191,782)	$—	$(180,800)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

The Bond Fund of America	19

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s

20	The Bond Fund of America

securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

The Bond Fund of America	21

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

22	The Bond Fund of America

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

The Bond Fund of America	23

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2020, the fund’s maximum exposure of unfunded bond commitments was $1,056,000, which would represent less than .01% of the net assets of the fund should such commitments become due.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $23,444,165,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

24	The Bond Fund of America

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $1,222,473,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $95,443,177,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and

The Bond Fund of America	25

standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $1,632,391,000.

26	The Bond Fund of America

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2020 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$43,121	Unrealized depreciation*	$32,139
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,502	Unrealized depreciation on open forward currency contracts	787
Swap	Interest	Unrealized appreciation*	72,086	Unrealized depreciation*	252,666
Swap	Credit	Unrealized appreciation*	—	Unrealized depreciation*	12,917
			$117,709		$298,509

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$703,344	Net unrealized appreciation on futures contracts	$63,314
Forward currency	Currency	Net realized gain on forward currency contracts	13,703	Net unrealized appreciation on forward currency contracts	2,755
Swap	Interest	Net realized loss on swap contracts	(2,309)	Net unrealized depreciation on swap contracts	(47,312)
Swap	Credit	Net realized gain on swap contracts	139,465	Net unrealized appreciation on swap contracts	5,730
			$854,203		$24,487

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward

The Bond Fund of America	27

currency contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2020, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Barclays Bank PLC	$221	$—	$—	$(221)	$—
Citibank	52	—	—	—	52
Goldman Sachs	8	(8)	—	—	—
HSBC Bank	37	—	—	—	37
JPMorgan Chase	218	(218)	—	—	—
Morgan Stanley	1,966	—	—	(1,966)	—
Total	$2,502	$(226)	$—	$(2,187)	$89
Liabilities:
Bank of New York Mellon	$1	$—	$—	$—	$1
Goldman Sachs	8	(8)	—	—	—
JPMorgan Chase	778	(218)	(560)	—	—
Total	$787	$(226)	$(560)	$—	$1

*	Collateral is shown on a settlement basis.

28	The Bond Fund of America

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$14,800
Post-October capital loss deferral*	(100,857)

*	This deferral is considered incurred in the subsequent year.

The Bond Fund of America	29

As of June 30, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$2,838,002
Gross unrealized depreciation on investments	(456,692)
Net unrealized appreciation on investments	2,381,310
Cost of investments	65,438,199

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2020					Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$274,103		$—	$274,103		$632,256		$167,895		$800,151
Class C	6,123		—	6,123		17,166		5,689		22,855
Class T	—	†	—	—	†	—	†	—	†	—	†
Class F-1	11,467		—	11,467		25,778		7,064		32,842
Class F-2	129,099		—	129,099		249,463		68,160		317,623
Class F-3	31,748		—	31,748		62,414		16,004		78,418
Class 529-A	13,580		—	13,580		31,813		8,485		40,298
Class 529-C	1,313		—	1,313		3,956		1,302		5,258
Class 529-E	494		—	494		1,217		336		1,553
Class 529-T	—	†	—	—	†	—	†	—	†	—	†
Class 529-F-1	1,653		—	1,653		3,663		923		4,586
Class R-1	274		—	274		733		282		1,015
Class R-2	3,163		—	3,163		8,916		2,975		11,891
Class R-2E	337		—	337		772		238		1,010
Class R-3	6,410		—	6,410		16,313		4,599		20,912
Class R-4	6,644		—	6,644		16,214		4,131		20,345
Class R-5E	682		—	682		880		317		1,197
Class R-5	2,129		—	2,129		5,548		1,252		6,800
Class R-6	136,165		—	136,165		313,911		75,235		389,146
Total	$625,384		$—	$625,384		$1,391,013		$364,887		$1,755,900

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

30	The Bond Fund of America

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. On March 4, 2020, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2020, decreasing the annual rate to 0.107% on daily net assets in excess of $52 billion. CRMC voluntarily reduced investment advisory services fees to the approved rate in advance of the effective date. For the six months ended June 30, 2020, total investment advisory services fees waived by CRMC were $9,000. As a result, the fee of $46,340,000 shown on the statement of operations was reduced to $46,331,000, both of which were equivalent to an annualized rate of 0.172% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual

The Bond Fund of America	31

expense limits are not exceeded. As of June 30, 2020, unreimbursed expenses subject to reimbursement totaled $9,276,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

32	The Bond Fund of America

For the six months ended June 30, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$30,903	$14,735		$3,708		Not applicable
Class C	4,099	493		124		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	1,312	768		157		Not applicable
Class F-2	Not applicable	5,915		1,574		Not applicable
Class F-3	Not applicable	108		372		Not applicable
Class 529-A	1,500	699		188		$389
Class 529-C	898	104		28		57
Class 529-E	121	12		7		15
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	76		21		43
Class R-1	187	24		6		Not applicable
Class R-2	1,597	748		64		Not applicable
Class R-2E	113	40		6		Not applicable
Class R-3	1,657	512		99		Not applicable
Class R-4	741	296		89		Not applicable
Class R-5E	Not applicable	41		8		Not applicable
Class R-5	Not applicable	44		25		Not applicable
Class R-6	Not applicable	18		1,585		Not applicable
Total class-specific expenses	$43,128	$24,633		$8,061		$504

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $62,000 in the fund’s statement of operations reflects $76,000 in current fees (either paid in cash or deferred) and a net decrease of $14,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

The Bond Fund of America	33

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $342,711,000 and $298,802,000, respectively, which generated $5,918,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2020.

34	The Bond Fund of America

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2020

Class A	$3,499,382	258,590	$273,293		20,016		$(2,079,583)	(154,359)	$1,693,092	124,247
Class C	192,881	14,218	6,431		472		(147,313)	(10,904)	51,999	3,786
Class T	—	—	—		—		—	—	—	—
Class F-1	283,945	20,782	11,712		859		(190,001)	(13,936)	105,656	7,705
Class F-2	4,004,088	294,016	127,396		9,327		(1,955,646)	(144,854)	2,175,838	158,489
Class F-3	991,006	72,655	31,378		2,295		(414,336)	(30,699)	608,048	44,251
Class 529-A	188,302	13,906	13,791		1,010		(111,742)	(8,289)	90,351	6,627
Class 529-C	26,749	1,980	1,362		100		(30,660)	(2,274)	(2,549)	(194)
Class 529-E	8,172	605	496		37		(5,585)	(415)	3,083	227
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	22,693	1,673	1,645		121		(13,279)	(985)	11,059	809
Class R-1	6,008	443	272		20		(9,810)	(730)	(3,530)	(267)
Class R-2	103,765	7,676	3,145		230		(95,833)	(7,111)	11,077	795
Class R-2E	12,083	895	337		25		(7,348)	(542)	5,072	378
Class R-3	164,052	12,129	6,395		468		(143,280)	(10,636)	27,167	1,961
Class R-4	141,469	10,451	6,630		485		(124,273)	(9,233)	23,826	1,703
Class R-5E	26,135	1,943	679		50		(9,320)	(692)	17,494	1,301
Class R-5	40,720	2,999	2,199		161		(49,806)	(3,717)	(6,887)	(557)
Class R-6	1,818,341	133,089	136,492		9,998		(1,687,566)	(125,998)	267,267	17,089
Total net increase (decrease)	$11,529,791	848,050	$623,653		45,674		$(7,075,381)	(525,374)	$5,078,063	368,350

The Bond Fund of America	35

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class A	$4,797,105	366,940	$786,442		60,160		$(2,517,994)	(193,496)	$3,065,553	233,604
Class C	202,675	15,512	22,117		1,693		(295,471)	(22,768)	(70,679)	(5,563)
Class T	—	—	—		—		—	—	—	—
Class F-1	338,338	25,992	31,497		2,409		(168,855)	(12,993)	200,980	15,408
Class F-2	4,586,576	350,987	307,948		23,534		(1,440,771)	(110,563)	3,453,753	263,958
Class F-3	1,004,030	76,983	77,435		5,919		(414,597)	(31,832)	666,868	51,070
Class 529-A	287,536	22,034	39,969		3,057		(198,383)	(15,204)	129,122	9,887
Class 529-C	48,225	3,702	5,190		397		(72,148)	(5,541)	(18,733)	(1,442)
Class 529-E	12,228	938	1,543		118		(11,992)	(920)	1,779	136
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	40,918	3,137	4,576		350		(23,833)	(1,825)	21,661	1,662
Class R-1	16,870	1,285	1,012		78		(9,765)	(747)	8,117	616
Class R-2	105,968	8,141	11,808		904		(124,454)	(9,575)	(6,678)	(530)
Class R-2E	11,211	861	1,011		77		(6,248)	(476)	5,974	462
Class R-3	180,819	13,861	20,778		1,590		(174,209)	(13,372)	27,388	2,079
Class R-4	151,765	11,648	20,236		1,548		(144,314)	(11,094)	27,687	2,102
Class R-5E	39,735	3,031	1,185		90		(5,989)	(457)	34,931	2,664
Class R-5	40,751	3,129	6,677		511		(43,889)	(3,367)	3,539	273
Class R-6	2,229,367	171,665	388,656		29,727		(647,077)	(49,572)	1,970,946	151,820
Total net increase (decrease)	$14,094,117	1,079,846	$1,728,080		132,162		$(6,299,989)	(483,802)	$9,522,208	728,206

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

36	The Bond Fund of America

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $118,164,988,000 and $102,488,219,000, respectively, during the six months ended June 30, 2020.

The Bond Fund of America	37

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
6/30/2020[5,6]	$13.09	$.12	$.93	$1.05
12/31/2019	12.57	.31	.69	1.00
12/31/2018	12.89	.30	(.32)	(.02)
12/31/2017	12.72	.25	.16	.41
12/31/2016	12.59	.23	.12	.35
12/31/2015	12.81	.23	(.20)	.03
Class C:
6/30/2020[5,6]	13.09	.07	.93	1.00
12/31/2019	12.57	.21	.69	.90
12/31/2018	12.89	.20	(.32)	(.12)
12/31/2017	12.72	.15	.16	.31
12/31/2016	12.59	.12	.12	.24
12/31/2015	12.81	.13	(.20)	(.07)
Class T:
6/30/2020[5,6]	13.09	.13	.93	1.06
12/31/2019	12.57	.34	.69	1.03
12/31/2018	12.89	.33	(.32)	.01
12/31/2017[5,11]	12.81	.20	.07	.27
Class F-1:
6/30/2020[5,6]	13.09	.12	.93	1.05
12/31/2019	12.57	.31	.69	1.00
12/31/2018	12.89	.29	(.32)	(.03)
12/31/2017	12.72	.24	.16	.40
12/31/2016	12.59	.22	.12	.34
12/31/2015	12.81	.23	(.20)	.03
Class F-2:
6/30/2020[5,6]	13.09	.14	.93	1.07
12/31/2019	12.57	.35	.69	1.04
12/31/2018	12.89	.33	(.32)	.01
12/31/2017	12.72	.28	.16	.44
12/31/2016	12.59	.26	.12	.38
12/31/2015	12.81	.26	(.20)	.06
Class F-3:
6/30/2020[5,6]	13.09	.14	.93	1.07
12/31/2019	12.57	.36	.69	1.05
12/31/2018	12.89	.34	(.32)	.02
12/31/2017[5,12]	12.74	.27	.14	.41

38	The Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Ratio of net income to average net assets[3]

$(.15)	$—	$(.15)	$13.99	8.05%[7]		$26,541		.59%[8]		.59%[8]		1.84%[8]
(.30)	(.18)	(.48)	13.09	8.02		23,197		.60		.60		2.35
(.30)	—	(.30)	12.57	(.13)		19,352		.60		.60		2.37
(.24)	—	(.24)	12.89	3.21		19,939		.60		.60		1.91
(.22)	—	(.22)	12.72	2.74		19,437		.61		.61		1.79
(.25)	—	(.25)	12.59	.23		18,580		.60		.60		1.81

(.10)	—	(.10)	13.99	7.66	[7]	893		1.33	[8]	1.33	[8]	1.10	[8]
(.20)	(.18)	(.38)	13.09	7.20		786		1.36		1.36		1.60
(.20)	—	(.20)	12.57	(.91)		825		1.39		1.39		1.58
(.14)	—	(.14)	12.89	2.40		1,041		1.40		1.40		1.11
(.11)	—	(.11)	12.72	1.94		1,276		1.40		1.40		1.00
(.15)	—	(.15)	12.59	(.56)		1,361		1.40		1.40		1.01

(.16)	—	(.16)	13.99	8.17	[7,9]	—	[10]	.36	[8,9]	.36	[8,9]	2.05	[8,9]
(.33)	(.18)	(.51)	13.09	8.24	[9]	—	[10]	.37	[9]	.37	[9]	2.56	[9]
(.33)	—	(.33)	12.57	.09	[9]	—	[10]	.39	[9]	.39	[9]	2.58	[9]
(.19)	—	(.19)	12.89	2.15	[7,9]	—	[10]	.38	[8,9]	.38	[8,9]	2.15	[8,9]

(.15)	—	(.15)	13.99	8.04	[7]	1,152		.61	[8]	.61	[8]	1.81	[8]
(.30)	(.18)	(.48)	13.09	7.97		977		.64		.64		2.31
(.29)	—	(.29)	12.57	(.18)		745		.66		.66		2.32
(.23)	—	(.23)	12.89	3.17		801		.65		.65		1.86
(.21)	—	(.21)	12.72	2.71		757		.64		.64		1.76
(.25)	—	(.25)	12.59	.21		673		.63		.63		1.78

(.17)	—	(.17)	13.99	8.19	[7]	12,284		.33	[8]	.33	[8]	2.09	[8]
(.34)	(.18)	(.52)	13.09	8.28		9,415		.35		.35		2.59
(.33)	—	(.33)	12.57	.14		5,728		.34		.34		2.65
(.27)	—	(.27)	12.89	3.47		4,067		.35		.35		2.16
(.25)	—	(.25)	12.72	3.00		3,338		.36		.36		2.03
(.28)	—	(.28)	12.59	.47		1,521		.37		.37		2.05

(.17)	—	(.17)	13.99	8.24	[7]	2,984		.23	[8]	.23	[8]	2.19	[8]
(.35)	(.18)	(.53)	13.09	8.40		2,212		.25		.24		2.70
(.34)	—	(.34)	12.57	.21		1,483		.27		.27		2.70
(.26)	—	(.26)	12.89	3.25	[7]	2,061		.26	[8]	.26	[8]	2.29	[8]

See end of table for footnotes.

The Bond Fund of America	39

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
6/30/2020[5,6]	$13.09	$.12	$.93	$1.05
12/31/2019	12.57	.30	.69	.99
12/31/2018	12.89	.29	(.32)	(.03)
12/31/2017	12.72	.24	.16	.40
12/31/2016	12.59	.22	.12	.34
12/31/2015	12.81	.22	(.20)	.02
Class 529-C:
6/30/2020[5,6]	13.09	.07	.93	1.00
12/31/2019	12.57	.21	.69	.90
12/31/2018	12.89	.20	(.32)	(.12)
12/31/2017	12.72	.14	.16	.30
12/31/2016	12.59	.12	.12	.24
12/31/2015	12.81	.12	(.20)	(.08)
Class 529-E:
6/30/2020[5,6]	13.09	.10	.93	1.03
12/31/2019	12.57	.28	.69	.97
12/31/2018	12.89	.27	(.32)	(.05)
12/31/2017	12.72	.21	.16	.37
12/31/2016	12.59	.19	.12	.31
12/31/2015	12.81	.19	(.20)	(.01)
Class 529-T:
6/30/2020[5,6]	13.09	.13	.93	1.06
12/31/2019	12.57	.33	.69	1.02
12/31/2018	12.89	.32	(.32)	— [13]
12/31/2017[5,11]	12.81	.20	.07	.27
Class 529-F-1:
6/30/2020[5,6]	13.09	.13	.93	1.06
12/31/2019	12.57	.34	.69	1.03
12/31/2018	12.89	.32	(.32)	— [13]
12/31/2017	12.72	.27	.16	.43
12/31/2016	12.59	.25	.12	.37
12/31/2015	12.81	.25	(.20)	.05
Class R-1:
6/30/2020[5,6]	13.09	.07	.93	1.00
12/31/2019	12.57	.21	.69	.90
12/31/2018	12.89	.20	(.32)	(.12)
12/31/2017	12.72	.15	.16	.31
12/31/2016	12.59	.13	.12	.25
12/31/2015	12.81	.13	(.20)	(.07)

40	The Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Ratio of net income to average net assets[3]

$(.15)	$—	$(.15)	$13.99	8.03%[7]		$1,347		.63%[8]		.63%[8]		1.79%[8]
(.29)	(.18)	(.47)	13.09	7.95		1,174		.66		.66		2.29
(.29)	—	(.29)	12.57	(.21)		1,003		.69		.69		2.29
(.23)	—	(.23)	12.89	3.14		1,022		.68		.68		1.84
(.21)	—	(.21)	12.72	2.66		917		.69		.69		1.71
(.24)	—	(.24)	12.59	.13		898		.70		.70		1.71

(.10)	—	(.10)	13.99	7.63	[7]	190		1.37	[8]	1.37	[8]	1.06	[8]
(.20)	(.18)	(.38)	13.09	7.16		180		1.40		1.40		1.56
(.20)	—	(.20)	12.57	(.94)		191		1.43		1.43		1.55
(.13)	—	(.13)	12.89	2.35		232		1.44		1.44		1.07
(.11)	—	(.11)	12.72	1.88		322		1.45		1.45		.95
(.14)	—	(.14)	12.59	(.63)		337		1.46		1.46		.95

(.13)	—	(.13)	13.99	7.93	[7]	53		.81	[8]	.81	[8]	1.61	[8]
(.27)	(.18)	(.45)	13.09	7.75		46		.85		.85		2.11
(.27)	—	(.27)	12.57	(.40)		43		.88		.88		2.10
(.20)	—	(.20)	12.89	2.93		47		.88		.88		1.63
(.18)	—	(.18)	12.72	2.45		48		.90		.90		1.50
(.21)	—	(.21)	12.59	(.08)		48		.91		.91		1.50

(.16)	—	(.16)	13.99	8.14	[7,9]	—	[10]	.41	[8,9]	.41	[8,9]	2.00	[8,9]
(.32)	(.18)	(.50)	13.09	8.20	[9]	—	[10]	.42	[9]	.42	[9]	2.51	[9]
(.32)	—	(.32)	12.57	.04	[9]	—	[10]	.44	[9]	.44	[9]	2.54	[9]
(.19)	—	(.19)	12.89	2.10	[7,9]	—	[10]	.45	[8,9]	.45	[8,9]	2.08	[8,9]

(.16)	—	(.16)	13.99	8.15	[7]	148		.39	[8]	.39	[8]	2.03	[8]
(.33)	(.18)	(.51)	13.09	8.20		128		.42		.42		2.53
(.32)	—	(.32)	12.57	.03		102		.44		.44		2.54
(.26)	—	(.26)	12.89	3.37		88		.45		.45		2.06
(.24)	—	(.24)	12.72	2.89		77		.46		.46		1.94
(.27)	—	(.27)	12.59	.36		71		.47		.47		1.94

(.10)	—	(.10)	13.99	7.65	[7]	38		1.34	[8]	1.34	[8]	1.09	[8]
(.20)	(.18)	(.38)	13.09	7.21		39		1.35		1.35		1.61
(.20)	—	(.20)	12.57	(.89)		30		1.37		1.37		1.60
(.14)	—	(.14)	12.89	2.43		34		1.37		1.37		1.14
(.12)	—	(.12)	12.72	1.97		42		1.37		1.37		1.03
(.15)	—	(.15)	12.59	(.53)		47		1.36		1.36		1.05

See end of table for footnotes.

The Bond Fund of America	41

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
6/30/2020[5,6]	$13.09	$.07	$.93	$1.00
12/31/2019	12.57	.22	.69	.91
12/31/2018	12.89	.20	(.32)	(.12)
12/31/2017	12.72	.15	.16	.31
12/31/2016	12.59	.13	.12	.25
12/31/2015	12.81	.14	(.20)	(.06)
Class R-2E:
6/30/2020[5,6]	13.09	.09	.93	1.02
12/31/2019	12.57	.25	.69	.94
12/31/2018	12.89	.24	(.32)	(.08)
12/31/2017	12.72	.19	.16	.35
12/31/2016	12.59	.17	.12	.29
12/31/2015	12.81	.18	(.19)	(.01)
Class R-3:
6/30/2020[5,6]	13.09	.10	.93	1.03
12/31/2019	12.57	.27	.69	.96
12/31/2018	12.89	.26	(.32)	(.06)
12/31/2017	12.72	.21	.16	.37
12/31/2016	12.59	.19	.12	.31
12/31/2015	12.81	.19	(.20)	(.01)
Class R-4:
6/30/2020[5,6]	13.09	.12	.93	1.05
12/31/2019	12.57	.31	.69	1.00
12/31/2018	12.89	.30	(.32)	(.02)
12/31/2017	12.72	.25	.16	.41
12/31/2016	12.59	.23	.12	.35
12/31/2015	12.81	.23	(.20)	.03
Class R-5E:
6/30/2020[5,6]	13.09	.13	.93	1.06
12/31/2019	12.57	.34	.69	1.03
12/31/2018	12.89	.33	(.32)	.01
12/31/2017	12.72	.27	.16	.43
12/31/2016	12.59	.25	.12	.37
12/31/2015[5,14]	12.66	.03	(.06)	(.03)
Class R-5:
6/30/2020[5,6]	13.09	.14	.93	1.07
12/31/2019	12.57	.35	.69	1.04
12/31/2018	12.89	.34	(.32)	.02
12/31/2017	12.72	.29	.16	.45
12/31/2016	12.59	.27	.12	.39
12/31/2015	12.81	.27	(.20)	.07

42	The Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Ratio of net income to average net assets[3]

$(.10)	$—	$(.10)	$13.99	7.66%[7]	$449		1.32%[8]		1.32%[8]		1.11%[8]
(.21)	(.18)	(.39)	13.09	7.22	410		1.34		1.34		1.61
(.20)	—	(.20)	12.57	(.88)	400		1.36		1.36		1.61
(.14)	—	(.14)	12.89	2.44	456		1.36		1.36		1.15
(.12)	—	(.12)	12.72	1.98	514		1.35		1.35		1.05
(.16)	—	(.16)	12.59	(.51)	545		1.34		1.34		1.07

(.12)	—	(.12)	13.99	7.82 [7]	41		1.03	[8]	1.03	[8]	1.40	[8]
(.24)	(.18)	(.42)	13.09	7.53	33		1.05		1.05		1.90
(.24)	—	(.24)	12.57	(.59)	26		1.07		1.07		1.92
(.18)	—	(.18)	12.89	2.75	20		1.06		1.06		1.48
(.16)	—	(.16)	12.72	2.31	9		1.05		1.05		1.36
(.21)	—	(.21)	12.59	(.07)	1		.96		.96		1.41

(.13)	—	(.13)	13.99	7.90 [7]	704		.87	[8]	.87	[8]	1.56	[8]
(.26)	(.18)	(.44)	13.09	7.70	633		.89		.89		2.06
(.26)	—	(.26)	12.57	(.43)	582		.91		.91		2.06
(.20)	—	(.20)	12.89	2.90	622		.91		.91		1.61
(.18)	—	(.18)	12.72	2.43	651		.91		.91		1.49
(.21)	—	(.21)	12.59	(.08)	662		.91		.91		1.50

(.15)	—	(.15)	13.99	8.06 [7]	630		.57	[8]	.57	[8]	1.86	[8]
(.30)	(.18)	(.48)	13.09	8.03	567		.59		.59		2.37
(.30)	—	(.30)	12.57	(.13)	518		.61		.61		2.37
(.24)	—	(.24)	12.89	3.22	583		.60		.60		1.91
(.22)	—	(.22)	12.72	2.75	556		.60		.60		1.80
(.25)	—	(.25)	12.59	.24	512		.59		.59		1.82

(.16)	—	(.16)	13.99	8.17 [7]	65		.36	[8]	.36	[8]	2.05	[8]
(.33)	(.18)	(.51)	13.09	8.25	43		.37		.37		2.53
(.33)	—	(.33)	12.57	.09	8		.40		.40		2.63
(.26)	—	(.26)	12.89	3.39	—	[10]	.42		.40		2.11
(.24)	—	(.24)	12.72	2.89	—	[10]	.47		.47		1.91
(.04)	—	(.04)	12.59	(.24)[7]	—	[10]	.05	[7]	.05	[7]	.22	[7]

(.17)	—	(.17)	13.99	8.22 [7]	178		.27	[8]	.27	[8]	2.16	[8]
(.34)	(.18)	(.52)	13.09	8.35	173		.29		.29		2.67
(.34)	—	(.34)	12.57	.17	163		.31		.31		2.67
(.28)	—	(.28)	12.89	3.52	176		.30		.30		2.21
(.26)	—	(.26)	12.72	3.05	149		.31		.31		2.13
(.29)	—	(.29)	12.59	.54	206		.30		.30		2.11

See end of table for footnotes.

The Bond Fund of America	43

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
6/30/2020[5,6]	$13.09	$.14	$.93	$1.07
12/31/2019	12.57	.36	.69	1.05
12/31/2018	12.89	.34	(.32)	.02
12/31/2017	12.72	.29	.16	.45
12/31/2016	12.59	.27	.12	.39
12/31/2015	12.81	.28	(.20)	.08

	Six months ended June 30,	Year ended December 31,
Portfolio turnover rate for all share classes[15,16]	2020[5,6,7]	2019	2018	2017	2016	2015
Excluding mortgage dollar roll transactions	72%	127%	121%	170%	168%	151%
Including mortgage dollar roll transactions	247%	286%	356%	379%	363%	401%

See notes to financial statements.

44	The Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers[4]	Ratio of expenses to average net assets after reimbursements/ waivers[3,4]	Ratio of net income to average net assets[3]

$(.17)	$—	$(.17)	$13.99	8.25%[7]	$11,395	.22%[8]	.22%[8]	2.21%[8]
(.35)	(.18)	(.53)	13.09	8.40	10,434	.24	.24	2.72
(.34)	—	(.34)	12.57	.22	8,116	.26	.26	2.73
(.28)	—	(.28)	12.89	3.58	6,351	.25	.25	2.27
(.26)	—	(.26)	12.72	3.11	3,849	.25	.25	2.15
(.30)	—	(.30)	12.59	.58	2,710	.25	.25	2.16

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reimbursed a portion of the fund’s transfer agent services fees for certain share classes. In addition, during one of the periods shown, the fund’s transfer agent waived a portion of the fund’s transfer agent services fees for Class F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Amount less than $.01.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[16]	Refer to Note 5 for more information on mortgage dollar rolls.

The Bond Fund of America	45

The Bond Fund of America®

Investment portfolio
December 31, 2019
Bonds, notes & other debt instruments 95.88% U.S. Treasury bonds & notes 42.86% U.S. Treasury 39.79%	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2020	$2,250	$2,253
U.S. Treasury 2.50% 2020	50,000	50,426
U.S. Treasury 2.75% 2020	182,000	183,514
U.S. Treasury 1.125% 2021	500	496
U.S. Treasury 1.125% 2021	—[1]	—[1]
U.S. Treasury 1.50% 2021	102,340	102,181
U.S. Treasury 1.50% 2021	40,000	39,945
U.S. Treasury 1.625% 2021	232,662	232,759
U.S. Treasury 1.625% 2021	13,360	13,377
U.S. Treasury 1.75% 2021	25,177	25,253
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.30%) 1.826% 2021[2]	515,888	516,708
U.S. Treasury 2.00% 2021	3,000	3,020
U.S. Treasury 2.00% 2021	1,000	1,007
U.S. Treasury 2.125% 2021	250,000	251,832
U.S. Treasury 2.125% 2021	93,000	93,973
U.S. Treasury 2.50% 2021[3]	1,245,000	1,257,550
U.S. Treasury 2.50% 2021	62,500	63,084
U.S. Treasury 1.375% 2022	157,000	155,964
U.S. Treasury 1.50% 2022	255,000	254,355
U.S. Treasury 1.625% 2022	252,000	252,081
U.S. Treasury 1.625% 2022	121,757	121,819
U.S. Treasury 1.625% 2022	91,000	91,043
U.S. Treasury 1.75% 2022	60,000	60,217
U.S. Treasury 1.75% 2022	57,000	57,201
U.S. Treasury 1.875% 2022[3]	371,200	373,902
U.S. Treasury 1.875% 2022	281,500	283,245
U.S. Treasury 1.875% 2022	70,000	70,423
U.S. Treasury 1.875% 2022	50,000	50,339
U.S. Treasury 2.00% 2022	399,550	403,793
U.S. Treasury 2.00% 2022	220,460	222,876
U.S. Treasury 2.125% 2022[3]	460,830	467,673
U.S. Treasury 2.125% 2022	85,340	86,436
U.S. Treasury 1.25% 2023	34,400	33,947
U.S. Treasury 1.375% 2023	72,000	71,357
U.S. Treasury 1.375% 2023	13,000	12,876
U.S. Treasury 1.50% 2023[3]	417,860	416,251
U.S. Treasury 1.50% 2023	44,500	44,325
U.S. Treasury 1.625% 2023	163,015	162,972
U.S. Treasury 1.625% 2023	15,000	14,995
U.S. Treasury 1.75% 2023	47,600	47,775
U.S. Treasury 2.125% 2023	81,263	82,729
U.S. Treasury 2.50% 2023	205,735	211,971
U.S. Treasury 2.50% 2023	57,100	58,672
U.S. Treasury 2.625% 2023	438,800	452,236
U.S. Treasury 2.625% 2023	211,578	219,512
U.S. Treasury 2.625% 2023	15,000	15,502
The Bond Fund of America — Page 1 of 49

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2023	$270,000	$279,898
U.S. Treasury 2.75% 2023	1,367	1,420
U.S. Treasury 2.875% 2023	396,200	414,184
U.S. Treasury 2.875% 2023	242,729	253,567
U.S. Treasury 2.875% 2023	129,400	135,369
U.S. Treasury 1.25% 2024	181,500	178,061
U.S. Treasury 1.50% 2024	436,720	433,121
U.S. Treasury 1.50% 2024	268,281	266,070
U.S. Treasury 1.50% 2024	24,235	24,041
U.S. Treasury 1.75% 2024	320,202	321,252
U.S. Treasury 1.75% 2024	209,857	210,554
U.S. Treasury 1.75% 2024	147,483	147,967
U.S. Treasury 2.00% 2024	723,650	733,745
U.S. Treasury 2.00% 2024	183,000	185,546
U.S. Treasury 2.00% 2024	180,000	182,524
U.S. Treasury 2.125% 2024	550,850	561,955
U.S. Treasury 2.125% 2024	115,265	117,426
U.S. Treasury 2.125% 2024	18,000	18,371
U.S. Treasury 2.25% 2024	172,750	177,324
U.S. Treasury 2.25% 2024	55,825	57,131
U.S. Treasury 2.25% 2024	50,633	51,859
U.S. Treasury 2.25% 2024	33,000	33,886
U.S. Treasury 2.375% 2024	230,233	236,825
U.S. Treasury 2.50% 2024	84,000	86,940
U.S. Treasury 2.75% 2024	50,000	52,168
U.S. Treasury 2.00% 2025	97,000	98,433
U.S. Treasury 2.125% 2025	61,750	63,041
U.S. Treasury 2.25% 2025	35,000	35,963
U.S. Treasury 2.50% 2025	14,000	14,551
U.S. Treasury 2.625% 2025	192,822	202,253
U.S. Treasury 2.625% 2025	146,324	153,068
U.S. Treasury 2.75% 2025[3]	992,493	1,043,944
U.S. Treasury 2.75% 2025	31,813	33,518
U.S. Treasury 2.875% 2025	287,175	304,248
U.S. Treasury 1.375% 2026	55,000	53,511
U.S. Treasury 1.625% 2026	227,900	225,097
U.S. Treasury 1.625% 2026	147,850	146,111
U.S. Treasury 1.625% 2026	8,466	8,360
U.S. Treasury 1.75% 2026	215,000	213,807
U.S. Treasury 1.875% 2026	442,000	444,020
U.S. Treasury 1.875% 2026	315,013	316,588
U.S. Treasury 2.00% 2026	15,600	15,782
U.S. Treasury 2.125% 2026	54,000	55,095
U.S. Treasury 2.25% 2026	64,385	66,173
U.S. Treasury 2.50% 2026	24,000	25,012
U.S. Treasury 2.625% 2026	142,585	149,581
U.S. Treasury 2.25% 2027	220,486	226,805
U.S. Treasury 2.25% 2027	68,000	69,952
U.S. Treasury 2.25% 2027	5,000	5,142
U.S. Treasury 2.375% 2027	30,000	31,125
U.S. Treasury 2.75% 2028	25,451	27,107
U.S. Treasury 2.875% 2028	61,335	65,994
U.S. Treasury 2.875% 2028	3,760	4,051
U.S. Treasury 1.625% 2029	391,863	381,718
The Bond Fund of America — Page 2 of 49

Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.75% 2029	$585,353	$576,438
U.S. Treasury 2.375% 2029	52,349	54,410
U.S. Treasury 2.625% 2029	44,500	47,198
U.S. Treasury 4.375% 2040	22,000	29,554
U.S. Treasury 4.625% 2040	17,000	23,513
U.S. Treasury 4.375% 2041	16,000	21,581
U.S. Treasury 2.875% 2043	3,750	4,089
U.S. Treasury 3.00% 2045[3]	14,850	16,625
U.S. Treasury 2.50% 2046[3]	174,762	178,578
U.S. Treasury 2.875% 2046[3]	19,354	21,248
U.S. Treasury 2.75% 2047[3]	39,500	42,403
U.S. Treasury 3.00% 2047[3]	86,916	97,742
U.S. Treasury 3.00% 2047	13,950	15,689
U.S. Treasury 3.00% 2048[3]	179,901	202,286
U.S. Treasury 3.125% 2048	9,510	10,951
U.S. Treasury 3.375% 2048	5,648	6,815
U.S. Treasury 2.25% 2049	909,217	882,213
U.S. Treasury 2.375% 2049[3]	259,800	258,948
U.S. Treasury 2.875% 2049[3]	263,569	290,564
U.S. Treasury 3.00% 2049[3]	13,709	15,465
		20,071,429
U.S. Treasury inflation-protected securities 3.07%
U.S. Treasury Inflation-Protected Security 0.625% 2023[4]	230,711	234,379
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	44,732	45,020
U.S. Treasury Inflation-Protected Security 0.50% 2024[4]	290,375	295,214
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	24,662	24,898
U.S. Treasury Inflation-Protected Security 0.625% 2026[4]	8,447	8,709
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	28,192	28,768
U.S. Treasury Inflation-Protected Security 0.375% 2027[4]	21,732	22,074
U.S. Treasury Inflation-Protected Security 0.75% 2028[4]	45,106	47,479
U.S. Treasury Inflation-Protected Security 1.75% 2028[4]	5,159	5,799
U.S. Treasury Inflation-Protected Security 0.25% 2029[4]	294,654	297,918
U.S. Treasury Inflation-Protected Security 2.125% 2041[3,4]	14,477	19,106
U.S. Treasury Inflation-Protected Security 0.75% 2042[3,4]	195,021	203,026
U.S. Treasury Inflation-Protected Security 0.875% 2047[3,4]	15,990	17,173
U.S. Treasury Inflation-Protected Security 1.00% 2049[3,4]	269,614	300,088
		1,549,651
Total U.S. Treasury bonds & notes		21,621,080
Corporate bonds & notes 26.43% Financials 5.98%
ACE INA Holdings Inc. 2.30% 2020	13,345	13,393
ACE INA Holdings Inc. 2.875% 2022	1,585	1,626
ACE INA Holdings Inc. 3.35% 2026	1,885	2,004
ACE INA Holdings Inc. 4.35% 2045	1,465	1,772
Allstate Corp. 3.85% 2049	9,000	9,979
Ally Financial Inc. 5.75% 2025	8,000	8,970
Ally Financial Inc. 8.00% 2031	18,050	24,777
Ally Financial Inc. 8.00% 2031	5,630	7,825
American Express Co. 3.00% 2024	20,000	20,673
American International Group, Inc. 3.90% 2026	2,625	2,813
American International Group, Inc. 4.80% 2045	1,150	1,378
The Bond Fund of America — Page 3 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
AON Corp. 2.20% 2022	$1,195	$1,201
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	15,234
AXA Equitable Holdings, Inc. 3.90% 2023	5,575	5,842
AXA Equitable Holdings, Inc. 4.35% 2028	4,000	4,342
AXA Equitable Holdings, Inc. 5.00% 2048	13,935	14,978
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.00% on 8/11/2021)[5,6]	1,850	1,876
Bank of America Corp. 2.738% 2022 (3-month USD-LIBOR + 0.37% on 1/23/2021)[6]	21,000	21,160
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[6]	36,500	37,899
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[6]	30,460	31,813
Bank of America Corp. 2.88% 2030 (3-month USD-LIBOR + 1.19% on 10/22/2029)[6]	19,780	19,948
Bank of Montreal 4.338% 2028 (USD Semi Annual 30/360 (vs. 3-month LIBOR) 5-year + 1.28% on 10/5/2023)[6]	13,234	13,962
Bank of Nova Scotia 2.50% 2021	17,500	17,601
Bank of Nova Scotia 2.70% 2026	19,000	19,335
Barclays Bank PLC 3.65% 2025	2,000	2,088
Barclays Bank PLC 4.95% 2047	9,900	11,648
BBVA Bancomer SA 6.50% 2021[5]	241	252
Berkshire Hathaway Finance Corp. 4.20% 2048	21,490	25,397
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,553
Berkshire Hathaway Inc. 3.125% 2026	4,100	4,321
Berkshire Hathaway Inc. 4.50% 2043	1,500	1,817
BNP Paribas 3.50% 2023[5]	47,425	49,078
BNP Paribas 3.80% 2024[5]	39,000	40,963
BNP Paribas 2.819% 2025[5,6]	5,050	5,109
BNP Paribas 3.375% 2025[5]	25,675	26,659
Capital One Financial Corp. 2.15% 2022	13,625	13,651
Capital One Financial Corp. 4.25% 2025	23,912	26,029
Citigroup Inc. 2.35% 2021	16,500	16,602
Citigroup Inc. 2.70% 2021	13,500	13,628
Citigroup Inc. 2.90% 2021	13,500	13,723
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[6]	12,000	12,694
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[6]	4,000	4,061
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)[6]	11,100	12,144
Cooperatieve Rabobank UA 2.75% 2023	17,000	17,334
Cooperatieve Rabobank UA 2.625% 2024[5]	10,900	11,027
Crédit Agricole SA 3.375% 2022[5]	10,250	10,488
Crédit Agricole SA 3.75% 2023[5]	21,000	21,967
Crédit Agricole SA 3.25% 2024[5]	6,200	6,425
Crédit Agricole SA 4.375% 2025[5]	11,130	11,968
Credit Suisse Group AG 3.45% 2021	11,250	11,443
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[5,6]	32,850	33,460
Credit Suisse Group AG 3.80% 2023	29,264	30,637
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[5,6]	15,200	15,253
Credit Suisse Group AG 3.75% 2025	7,600	8,042
Credit Suisse Group AG 4.55% 2026	11,000	12,210
Credit Suisse Group AG 4.282% 2028[5]	4,286	4,662
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[5,6]	13,185	14,045
Danske Bank AS 2.00% 2021[5]	20,260	20,175
Danske Bank AS 2.70% 2022[5]	13,475	13,576
Danske Bank AS 3.875% 2023[5]	31,840	33,062
Deutsche Bank AG 2.70% 2020	13,000	13,010
Deutsche Bank AG 3.15% 2021	32,737	32,888
Deutsche Bank AG 3.375% 2021	2,100	2,122
The Bond Fund of America — Page 4 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG 4.25% 2021	$36,725	$37,314
Deutsche Bank AG 4.25% 2021	850	874
Deutsche Bank AG 3.30% 2022	4,055	4,097
Deutsche Bank AG 5.00% 2022	4,675	4,883
Deutsche Bank AG 3.95% 2023	11,197	11,483
Deutsche Bank AG 3.70% 2024	10,125	10,275
Deutsche Bank AG 3.70% 2024	6,250	6,360
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[6]	29,275	29,919
Deutsche Bank AG 4.10% 2026	13,950	14,151
DNB Bank ASA 2.375% 2021[5]	22,700	22,852
Ford Motor Credit Co. 3.35% 2022	9,000	9,093
Ford Motor Credit Co. 3.81% 2024	5,242	5,321
Ford Motor Credit Co. 4.063% 2024	9,000	9,189
Ford Motor Credit Co. 5.584% 2024	9,196	9,953
Ford Motor Credit Co. 4.542% 2026	26,034	26,650
FS Energy and Power Fund 7.50% 2023[5]	7,755	7,965
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[6]	41,000	41,744
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 3.08% 2026[2]	5,975	6,041
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[6]	10,080	10,806
Groupe BPCE SA 2.75% 2023[5]	8,600	8,740
Groupe BPCE SA 5.70% 2023[5]	30,476	33,746
Groupe BPCE SA 5.15% 2024[5]	25,098	27,543
Groupe BPCE SA 4.50% 2025[5]	7,795	8,400
Guardian Life Global Funding 2.90% 2024[5]	2,420	2,487
Hartford Financial Services Group, Inc. 2.80% 2029	13,850	14,020
Hartford Financial Services Group, Inc. 3.60% 2049	3,250	3,350
HSBC Holdings PLC 4.125% 2020[5]	9,453	9,575
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[6]	18,500	18,569
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[6]	37,900	40,845
HSBK (Europe) BV 7.25% 2021[5]	3,710	3,896
Intesa Sanpaolo SpA 3.125% 2022[5]	17,025	17,250
Intesa Sanpaolo SpA 3.375% 2023[5]	39,966	40,641
Intesa Sanpaolo SpA 3.25% 2024[5]	1,475	1,483
Intesa Sanpaolo SpA 5.017% 2024[5]	112,000	117,671
Intesa Sanpaolo SpA 5.71% 2026[5]	21,955	23,762
Intesa Sanpaolo SpA 3.875% 2027[5]	7,375	7,382
Intesa Sanpaolo SpA 3.875% 2028[5]	5,997	6,022
Intesa Sanpaolo SpA 4.00% 2029[5]	1,225	1,244
Jefferies Financial Group Inc. 5.50% 2023	4,695	5,105
JPMorgan Chase & Co. 2.40% 2021	17,500	17,616
JPMorgan Chase & Co. 2.55% 2021	26,400	26,605
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[6]	20,134	20,980
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[6]	6,115	6,521
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[6]	54,850	54,782
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[6]	27,439	27,435
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[6]	16,500	16,747
Lloyds Banking Group PLC 4.05% 2023	14,200	15,056
Lloyds Banking Group PLC 4.582% 2025	5,143	5,569
Lloyds Banking Group PLC 4.375% 2028	2,560	2,822
LPL Financial Holdings Inc. 4.625% 2027[5]	4,395	4,494
Marsh & McLennan Cos., Inc. 3.875% 2024	17,120	18,260
Marsh & McLennan Cos., Inc. 4.375% 2029	2,460	2,803
Marsh & McLennan Cos., Inc. 4.75% 2039	750	906
Marsh & McLennan Cos., Inc. 4.90% 2049	1,200	1,521
The Bond Fund of America — Page 5 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[5,6]	$100	$134
MetLife, Inc. 3.60% 2025	100	107
MetLife, Inc. 4.60% 2046	800	984
Metropolitan Life Global Funding I 2.50% 2020[5]	7,500	7,538
Metropolitan Life Global Funding I 2.40% 2021[5]	19,975	20,074
Metropolitan Life Global Funding I 3.45% 2021[5]	1,500	1,542
Metropolitan Life Global Funding I 2.40% 2022[5]	5,965	6,027
Metropolitan Life Global Funding I 3.375% 2022[5]	3,000	3,084
Metropolitan Life Global Funding I 3.60% 2024[5]	3,000	3,174
Metropolitan Life Global Funding I 3.45% 2026[5]	2,315	2,484
Metropolitan Life Global Funding I 3.00% 2027[5]	2,500	2,593
Metropolitan Life Global Funding I 3.05% 2029[5]	5,000	5,216
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	13,500	13,540
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	16,000	16,234
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	9,825	10,012
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	4,600	4,692
Mizuho Financial Group, Ltd. 3.549% 2023	17,000	17,710
Morgan Stanley 2.50% 2021	14,300	14,412
Morgan Stanley 5.75% 2021	15,605	16,210
Morgan Stanley 2.75% 2022	13,054	13,293
Morgan Stanley 3.125% 2023	10,000	10,285
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[6]	57,500	60,094
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[6]	31,350	31,750
National Australia Bank Ltd. 2.50% 2022	15,500	15,681
National Australia Bank Ltd. 2.875% 2023	13,200	13,531
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[5,6]	5,000	5,176
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[5,6]	33,400	35,429
Nationwide Building Society 4.125% 2032 (5-year USD ICE Swap + 1.849% on 10/18/2027)[5,6]	3,000	3,123
New York Life Global Funding 1.95% 2020[5]	3,625	3,627
New York Life Global Funding 1.95% 2020[5]	2,190	2,190
New York Life Global Funding 1.70% 2021[5]	30,500	30,468
New York Life Global Funding 2.00% 2021[5]	700	702
New York Life Global Funding 2.25% 2022[5]	10,195	10,294
New York Life Global Funding 2.875% 2024[5]	2,500	2,579
New York Life Global Funding 3.00% 2028[5]	2,500	2,591
Nuveen, LLC 4.00% 2028[5]	1,515	1,686
PNC Bank 3.50% 2023	17,840	18,715
PNC Financial Services Group, Inc. 3.50% 2024	11,700	12,320
PRICOA Global Funding I 2.45% 2022[5]	3,090	3,127
PRICOA Global Funding I 3.45% 2023[5]	11,525	12,083
Principal Financial Group, Inc. 4.111% 2028[5]	3,500	3,775
Principal Financial Group, Inc. 3.70% 2029	1,765	1,924
Progressive Corp. 4.00% 2029	3,000	3,353
Prudential Financial, Inc. 3.905% 2047	850	914
Prudential Financial, Inc. 4.418% 2048	1,000	1,161
Prudential Financial, Inc. 4.35% 2050	5,000	5,754
Prudential Financial, Inc. 3.70% 2051	21,150	22,249
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[6]	3,500	4,004
Rabobank Nederland 2.50% 2021	8,500	8,551
Rabobank Nederland 4.375% 2025	5,945	6,450
Royal Bank of Canada 3.20% 2021	20,000	20,358
Royal Bank of Canada 2.80% 2022	23,825	24,312
Royal Bank of Scotland PLC 4.519% 2024 (3-month USD-LIBOR + 1.55% on 6/25/2023)[6]	14,130	15,009
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[6]	22,200	24,517
The Bond Fund of America — Page 6 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Royal Bank of Scotland PLC 5.076% 2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[6]	$5,300	$6,094
Santander Holdings USA, Inc. 3.40% 2023	17,000	17,431
Santander Holdings USA, Inc. 3.50% 2024	13,325	13,707
Santander Holdings USA, Inc. 3.244% 2026[5]	15,000	15,171
Skandinaviska Enskilda Banken AB 1.875% 2021	13,500	13,464
Skandinaviska Enskilda Banken AB 2.625% 2021	15,275	15,373
Sumitomo Mitsui Banking Corp. 3.102% 2023	28,940	29,684
Svenska Handelsbanken AB 1.875% 2021	8,920	8,907
Synchrony Bank 3.65% 2021	12,975	13,249
Synchrony Financial 2.85% 2022	8,750	8,857
Synchrony Financial 4.375% 2024	5,825	6,214
Toronto-Dominion Bank 2.65% 2024	41,125	42,118
Travelers Cos., Inc. 4.00% 2047	2,250	2,546
Travelers Cos., Inc. 4.05% 2048	2,500	2,847
Travelers Cos., Inc. 4.10% 2049	1,500	1,725
U.S. Bancorp 2.85% 2023	21,000	21,506
U.S. Bancorp 3.40% 2023	13,125	13,711
U.S. Bancorp 2.40% 2024	59,000	59,790
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[5,6]	19,100	19,454
UniCredit SpA 3.75% 2022[5]	14,975	15,345
UniCredit SpA 6.572% 2022[5]	22,250	23,895
UniCredit SpA 4.625% 2027[5]	27,550	29,189
UniCredit SpA 5.861% 2032[5,6]	53,810	56,225
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[5,6]	35,184	40,478
Unum Group 5.625% 2020	345	354
VEB Finance Ltd. 6.902% 2020[5]	4,600	4,707
VEB Finance Ltd. 6.80% 2025[5]	500	598
Wells Fargo & Co. 2.10% 2021	41,300	41,369
Wells Fargo & Co. 2.50% 2021	13,500	13,598
Wells Fargo & Co. 2.625% 2022	16,000	16,236
Wells Fargo & Co. 3.55% 2023	5,000	5,242
Wells Fargo & Co. 2.406% 2025 (3-month USD-LIBOR + 0.82% on 10/30/2024)[6]	49,525	49,559
Wells Fargo & Co. 3.196% 2027 (3-month USD-LIBOR + 1.17% on 4/17/2027)[6]	24,675	25,599
Wells Fargo & Co. 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[6]	9,860	9,926
Willis North America Inc. 3.875% 2049	3,100	3,096
		3,014,536
Health care 4.43%
Abbott Laboratories 3.40% 2023	6,785	7,136
Abbott Laboratories 3.75% 2026	1,023	1,118
Abbott Laboratories 4.75% 2036	200	250
AbbVie Inc. 2.50% 2020	12,435	12,454
AbbVie Inc. 2.30% 2021	14,335	14,400
AbbVie Inc. 3.20% 2022	3,040	3,120
AbbVie Inc. 2.85% 2023	8,367	8,534
AbbVie Inc. 3.75% 2023	5,333	5,613
AbbVie Inc. 2.60% 2024[5]	33,935	34,168
AbbVie Inc. 2.95% 2026[5]	24,496	24,900
AbbVie Inc. 3.20% 2029[5]	49,815	50,708
AbbVie Inc. 4.05% 2039[5]	20,554	21,795
AbbVie Inc. 4.45% 2046	15,563	16,649
AbbVie Inc. 4.875% 2048	13,000	14,911
AbbVie Inc. 4.25% 2049[5]	30,658	32,404
Allergan PLC 3.00% 2020	20,010	20,025
The Bond Fund of America — Page 7 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Allergan PLC 3.45% 2022	$43,067	$44,052
Allergan PLC 3.80% 2025	3,803	3,995
Allergan PLC 4.75% 2045	5,024	5,465
Allergan, Inc. 5.00% 2021[5]	12,457	13,029
Amgen Inc. 1.85% 2021	7,340	7,327
Anthem, Inc. 2.95% 2022	22,000	22,507
Anthem, Inc. 2.375% 2025	1,534	1,537
Anthem, Inc. 4.101% 2028	7,000	7,603
Anthem, Inc. 2.875% 2029	5,685	5,665
AstraZeneca PLC 2.375% 2022	14,650	14,818
AstraZeneca PLC 3.50% 2023	15,207	15,913
AstraZeneca PLC 3.375% 2025	21,116	22,438
AstraZeneca PLC 4.00% 2029	10,009	11,115
Baxalta Inc. 4.00% 2025	622	670
Bayer US Finance II LLC 3.875% 2023[5]	44,750	46,971
Bayer US Finance II LLC 4.25% 2025[5]	47,849	51,624
Bayer US Finance II LLC 4.375% 2028[5]	31,650	34,533
Bayer US Finance II LLC 4.875% 2048[5]	5,376	6,156
Becton, Dickinson and Co. 2.404% 2020	19,675	19,697
Becton, Dickinson and Co. 2.894% 2022	22,730	23,105
Becton, Dickinson and Co. 3.363% 2024	41,795	43,537
Becton, Dickinson and Co. 3.734% 2024	5,000	5,299
Becton, Dickinson and Co. 3.70% 2027	5,356	5,706
Boston Scientific Corp. 3.375% 2022	5,000	5,163
Boston Scientific Corp. 3.45% 2024	1,985	2,077
Boston Scientific Corp. 3.75% 2026	11,325	12,137
Boston Scientific Corp. 4.70% 2049	1,025	1,245
Bristol-Myers Squibb Co. 2.60% 2022[5]	6,623	6,732
Bristol-Myers Squibb Co. 2.90% 2024[5]	21,114	21,798
Bristol-Myers Squibb Co. 3.20% 2026[5]	15,681	16,457
Bristol-Myers Squibb Co. 3.40% 2029[5]	43,225	46,231
Bristol-Myers Squibb Co. 4.25% 2049[5]	6,867	8,138
Centene Corp. 4.75% 2025[5]	15,000	15,612
Centene Corp. 5.375% 2026[5]	10,415	11,072
Centene Corp. 4.25% 2027[5]	8,090	8,338
Centene Corp. 4.625% 2029[5]	7,255	7,659
Cigna Corp. 3.75% 2023	21,493	22,545
Cigna Corp. 4.375% 2028	21,465	23,793
Cigna Corp. 4.80% 2038	2,020	2,358
Cigna Corp. 4.90% 2048	14,945	17,870
Concordia International Corp. 8.00% 2024	1,308	1,243
CVS Health Corp. 3.35% 2021	2,571	2,614
CVS Health Corp. 4.30% 2028	6,090	6,651
CVS Health Corp. 5.05% 2048	12,004	14,205
Eagle Holding Co. II, LLC 7.75% 2022[5,7]	2,630	2,675
Eli Lilly and Co. 2.35% 2022	3,816	3,864
Eli Lilly and Co. 3.375% 2029	6,266	6,756
EMD Finance LLC 2.40% 2020[5]	17,985	17,991
EMD Finance LLC 2.95% 2022[5]	9,600	9,729
EMD Finance LLC 3.25% 2025[5]	36,850	37,942
Endo International PLC 5.875% 2024[5]	625	608
GlaxoSmithKline PLC 2.875% 2022	6,417	6,556
GlaxoSmithKline PLC 3.375% 2023	41,545	43,328
GlaxoSmithKline PLC 3.00% 2024	14,515	15,137
The Bond Fund of America — Page 8 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
GlaxoSmithKline PLC 3.625% 2025	$14,585	$15,657
HCA Inc. 4.125% 2029	2,825	2,999
HCA Inc. 5.875% 2029	7,130	8,253
HCA Inc. 5.25% 2049	8,300	9,280
Humana Inc. 2.50% 2020	15,000	15,066
Johnson & Johnson 2.25% 2022	12,240	12,375
Kinetic Concepts, Inc. 12.50% 2021[5]	5,955	6,144
Laboratory Corp. of America Holdings 4.70% 2045	1,310	1,473
Medtronic, Inc. 3.50% 2025	890	954
Merck & Co., Inc. 2.80% 2023	5,773	5,952
Merck & Co., Inc. 2.90% 2024	5,655	5,886
Merck & Co., Inc. 2.75% 2025	9,550	9,890
Merck & Co., Inc. 3.40% 2029	1,672	1,810
Molina Healthcare, Inc. 4.875% 2025[5]	10,115	10,423
Mylan Laboratories Inc. 3.15% 2021	14,800	14,995
Pfizer Inc. 2.80% 2022	3,707	3,785
Pfizer Inc. 3.20% 2023	37,100	38,696
Pfizer Inc. 2.95% 2024	2,297	2,385
Pfizer Inc. 3.60% 2028	3,772	4,136
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.31% 2023 (100% PIK)[2,7,8,9,10]	6,845	6,913
Shire PLC 2.40% 2021	51,117	51,408
Shire PLC 2.875% 2023	36,035	36,717
Shire PLC 3.20% 2026	43,426	44,743
Takeda Pharmaceutical Co., Ltd. 4.40% 2023	33,600	36,078
Takeda Pharmaceutical Co., Ltd. 5.00% 2028	68,368	79,613
Team Health Holdings, Inc. 6.375% 2025[5]	5,240	3,513
Teva Pharmaceutical Finance Co. BV 2.20% 2021	3,886	3,771
Teva Pharmaceutical Finance Co. BV 2.80% 2023	235,098	218,544
Teva Pharmaceutical Finance Co. BV 6.00% 2024	92,316	93,616
Teva Pharmaceutical Finance Co. BV 7.125% 2025[5]	30,000	30,879
Teva Pharmaceutical Finance Co. BV 3.15% 2026	95,825	80,016
Teva Pharmaceutical Finance Co. BV 6.75% 2028	86,779	88,259
Teva Pharmaceutical Finance Co. BV 4.10% 2046	110,965	80,183
UnitedHealth Group Inc. 3.35% 2022	200	207
UnitedHealth Group Inc. 2.375% 2024	11,540	11,690
UnitedHealth Group Inc. 3.50% 2024	21,200	22,377
UnitedHealth Group Inc. 3.70% 2025	15,430	16,695
UnitedHealth Group Inc. 3.75% 2025	5,880	6,350
UnitedHealth Group Inc. 2.875% 2029	16,410	16,887
UnitedHealth Group Inc. 4.45% 2048	2,000	2,388
UnitedHealth Group Inc. 3.70% 2049	6,795	7,299
Valeant Pharmaceuticals International, Inc. 9.25% 2026[5]	9,160	10,538
WellCare Health Plans, Inc. 5.375% 2026[5]	3,175	3,387
WellPoint, Inc. 3.50% 2024	18,698	19,600
Zimmer Holdings, Inc. 3.15% 2022	14,276	14,574
		2,235,875
Energy 3.35%
Apache Corp. 4.25% 2030	29,770	30,875
Apache Corp. 5.35% 2049	33,485	35,041
Baker Hughes, a GE Co. 4.08% 2047	4,040	4,137
BP Capital Markets PLC 2.315% 2020	4,495	4,496
BP Capital Markets PLC 3.062% 2022	13,481	13,823
The Bond Fund of America — Page 9 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
BP Capital Markets PLC 3.79% 2024	$47,280	$50,311
BP Capital Markets PLC 3.41% 2026	17,500	18,642
BP Capital Markets PLC 4.234% 2028	17,000	19,218
Canadian Natural Resources Ltd. 3.45% 2021	1,600	1,640
Canadian Natural Resources Ltd. 2.95% 2023	14,820	15,119
Canadian Natural Resources Ltd. 3.80% 2024	10,500	11,100
Canadian Natural Resources Ltd. 3.85% 2027	23,910	25,500
Cenovus Energy Inc. 3.80% 2023	3,940	4,076
Cenovus Energy Inc. 4.25% 2027	16,800	17,794
Cenovus Energy Inc. 5.25% 2037	2,189	2,425
Cenovus Energy Inc. 5.40% 2047	47,923	55,922
Cheniere Energy, Inc. 3.70% 2029[5]	62,925	64,246
Chevron Corp. 2.10% 2021	10,000	10,048
Chevron Corp. 2.498% 2022	9,675	9,833
Chevron Corp. 2.954% 2026	11,980	12,522
Columbia Pipeline Partners LP 5.80% 2045	2,635	3,335
Concho Resources Inc. 4.30% 2028	18,500	20,163
Concho Resources Inc. 4.85% 2048	5,402	6,297
Constellation Oil Services Holding SA 10.00% 2024[5,7,8,9]	3,225	1,532
DCP Midstream Operating LP 4.95% 2022	1,495	1,555
Diamond Offshore Drilling, Inc. 4.875% 2043	13,470	7,387
Diamondback Energy, Inc. 3.25% 2026	15,071	15,261
Enbridge Energy Partners, LP 5.875% 2025	21,905	25,544
Enbridge Energy Partners, LP 7.375% 2045	39,195	58,469
Enbridge Inc. 4.00% 2023	30,600	32,329
Enbridge Inc. 3.50% 2024	4,582	4,798
Enbridge Inc. 2.50% 2025	17,500	17,623
Energy Transfer Operating, LP 5.875% 2024	1,375	1,522
Energy Transfer Operating, LP 5.50% 2027	10,000	11,247
Energy Transfer Partners, LP 4.15% 2020	3,000	3,032
Energy Transfer Partners, LP 4.20% 2023	5,725	6,011
Energy Transfer Partners, LP 4.50% 2024	2,975	3,167
Energy Transfer Partners, LP 4.95% 2028	7,500	8,215
Energy Transfer Partners, LP 6.125% 2045	19,678	22,797
Energy Transfer Partners, LP 5.30% 2047	32,111	34,243
Energy Transfer Partners, LP 5.40% 2047	37,806	41,059
Energy Transfer Partners, LP 6.00% 2048	17,891	20,849
Energy Transfer Partners, LP 6.25% 2049	20,998	25,306
Energy Transfer Partners, LP, junior subordinated, 6.625% (3-month USD-LIBOR + 4.155% on 12/31/2049)[6]	22,000	20,823
EQT Corp. 2.50% 2020	14,660	14,659
EQT Corp. 3.00% 2022	9,135	8,976
EQT Corp. 3.90% 2027	11,000	10,298
Equinor ASA 3.625% 2028	15,625	17,149
Equinor ASA 3.25% 2049	10,077	10,154
Exxon Mobil Corp. 2.222% 2021	7,330	7,377
Exxon Mobil Corp. 1.902% 2022	6,460	6,498
Exxon Mobil Corp. 2.019% 2024	47,400	47,549
Exxon Mobil Corp. 2.44% 2029	17,747	17,863
Exxon Mobil Corp. 2.995% 2039	1,230	1,233
Exxon Mobil Corp. 3.095% 2049	980	978
Gazprom OJSC 6.51% 2022[5]	8,350	9,078
Kinder Morgan, Inc. 3.15% 2023	1,280	1,311
Kinder Morgan, Inc. 4.30% 2028	10,000	10,906
Kinder Morgan, Inc. 5.05% 2046	7,500	8,442
The Bond Fund of America — Page 10 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan, Inc. 5.20% 2048	$5,000	$5,798
Marathon Oil Corp. 3.85% 2025	5,000	5,294
Marathon Oil Corp. 4.40% 2027	5,755	6,257
MPLX LP 3.50% 2022[5]	8,500	8,752
Murphy Oil Corp. 5.875% 2027	2,775	2,917
MV24 Capital BV 6.748% 2034[5]	7,005	7,412
Neptune Energy Group Holdings Ltd. 6.625% 2025[5]	6,445	6,457
Noble Energy, Inc. 3.25% 2029	16,390	16,540
Noble Energy, Inc. 4.95% 2047	22,695	25,125
Noble Energy, Inc. 4.20% 2049	14,250	14,339
Occidental Petroleum Corp. 2.70% 2022	6,000	6,063
Occidental Petroleum Corp. 2.90% 2024	28,085	28,549
Occidental Petroleum Corp. 3.20% 2026	10,741	10,877
Occidental Petroleum Corp. 5.55% 2026	400	454
Occidental Petroleum Corp. 3.50% 2029	47,335	48,293
Occidental Petroleum Corp. 4.40% 2049	17,010	17,538
Odebrecht Drilling Norbe 6.72% 2022[5]	1,718	1,692
Odebrecht Drilling Norbe 7.63% 2026 (86.90% PIK)[5,7]	7,624	1,906
Odebrecht Drilling Norbe 0%[5]	1,072	11
Petrobras Global Finance Co. 8.75% 2026	2,600	3,343
Petrobras Global Finance Co. 7.375% 2027	4,380	5,352
Petrobras Global Finance Co. 5.093% 2030[5]	5,233	5,614
Petrobras Global Finance Co. 7.25% 2044	1,375	1,673
Petróleos Mexicanos 4.50% 2026	12,700	12,683
Petróleos Mexicanos 6.875% 2026	85,066	93,649
Petróleos Mexicanos 6.50% 2027	35,797	38,108
Petróleos Mexicanos 6.84% 2030[5]	1,447	1,546
Petróleos Mexicanos 7.69% 2050[5]	5,700	6,240
QEP Resources, Inc. 5.625% 2026	1,625	1,589
Sabine Pass Liquefaction, LLC 5.625% 2021[6]	925	951
Sabine Pass Liquefaction, LLC 6.25% 2022	4,700	5,049
Sabine Pass Liquefaction, LLC 5.625% 2023[6]	14,000	15,237
Sabine Pass Liquefaction, LLC 5.75% 2024	13,100	14,613
Sabine Pass Liquefaction, LLC 5.625% 2025	21,015	23,661
Sabine Pass Liquefaction, LLC 5.875% 2026	33,750	38,752
Saudi Arabian Oil Co. 2.875% 2024[5]	8,448	8,574
Saudi Arabian Oil Co. 3.50% 2029[5]	41,685	43,195
Saudi Arabian Oil Co. 4.375% 2049[5]	1,325	1,447
Shell International Finance BV 3.50% 2023	22,808	24,019
Shell International Finance BV 2.00% 2024	6,500	6,487
Shell International Finance BV 3.875% 2028	8,780	9,735
Shell International Finance BV 2.375% 2029	3,500	3,467
Shell International Finance BV 3.75% 2046	4,110	4,512
Shell International Finance BV 4.00% 2046	4,280	4,877
Shell International Finance BV 3.125% 2049	16,450	16,237
Targa Resources Partners LP 5.50% 2030[5]	4,190	4,310
Teekay Corp. 9.25% 2022[5]	3,745	3,952
Total Capital International 2.434% 2025	27,975	28,323
Total Capital International 3.455% 2029	17,815	19,305
Total Capital International 3.461% 2049	3,380	3,554
Total Capital SA 3.883% 2028	5,100	5,709
TransCanada PipeLines Ltd. 4.875% 2048	12,500	14,754
TransCanada PipeLines Ltd. 5.10% 2049	13,500	16,450
Transocean Inc. 5.80% 2022[6]	5,135	4,970
The Bond Fund of America — Page 11 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Transportadora de Gas Peru SA 4.25% 2028[5]	$2,535	$2,717
Woodside Finance Ltd. 4.60% 2021[5]	9,565	9,792
		1,690,523
Utilities 2.63%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[5]	1,055	1,125
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[5]	2,110	2,171
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[5]	20,500	22,138
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2026[5]	600	653
Abu Dhabi National Energy Co. PJSC (TAQA) 4.875% 2030[5]	440	504
Alliant Energy Finance LLC 4.25% 2028[5]	3,804	4,091
Ameren Corp. 2.50% 2024	3,297	3,326
American Electric Power Co., Inc. 4.30% 2028	10,000	11,124
Avangrid, Inc. 3.80% 2029	18,325	19,436
Berkshire Hathaway Energy Co. 2.80% 2023	8,650	8,853
Berkshire Hathaway Energy Co. 4.50% 2045	200	235
Cemig Geração e Transmissão SA 9.25% 2024	700	807
CenterPoint Energy, Inc. 3.85% 2024	36,462	38,460
CenterPoint Energy, Inc. 2.95% 2030	11,350	11,198
CenterPoint Energy, Inc. 3.70% 2049	2,775	2,735
CMS Energy Corp. 3.875% 2024	5,000	5,263
CMS Energy Corp. 3.00% 2026	9,342	9,598
CMS Energy Corp. 4.875% 2044	1,341	1,599
Colbun SA 4.50% 2024	7,500	7,965
Colbun SA 4.50% 2024[5]	1,200	1,274
Colbun SA 3.95% 2027[5]	5,225	5,450
Comision Federal de Electricidad 4.875% 2024[5]	2,500	2,695
Comision Federal de Electricidad 4.75% 2027[5]	370	391
Consolidated Edison Co. of New York, Inc. 3.125% 2027	1,771	1,852
Consumers Energy Co. 3.10% 2050	11,000	10,972
Consumers Energy Co. 3.75% 2050	5,000	5,524
Dominion Resources, Inc., junior subordinated, 2.715% 2021[6]	4,025	4,056
Dominion Resources, Inc., junior subordinated, 3.071% 2024[6]	19,975	20,581
DTE Electric Co. 3.75% 2047	6,000	6,555
DTE Energy Co. 3.70% 2023	5,000	5,219
DTE Energy Co. 3.40% 2029	16,850	17,383
DTE Energy Co., Series C, 2.529% 2024[2]	8,925	8,970
Duke Energy Carolinas, LLC 2.95% 2026	1,771	1,829
Duke Energy Carolinas, LLC 2.45% 2029	32,180	31,956
Duke Energy Carolinas, LLC 3.20% 2049	552	550
Duke Energy Corp. 3.40% 2029	29,000	30,331
Duke Energy Florida, LLC 2.50% 2029	10,976	10,975
Duke Energy Indiana, Inc. 3.25% 2049	3,875	3,873
Duke Energy Progress, LLC 3.60% 2047	4,202	4,400
Edison International 3.125% 2022	13,250	13,460
Edison International 3.55% 2024	33,995	34,830
Edison International 5.75% 2027	9,668	10,860
Edison International 4.125% 2028	27,306	28,010
EDP Finance BV 4.125% 2020[5]	22,061	22,064
EDP Finance BV 5.25% 2021[5]	3,500	3,609
EDP Finance BV 3.625% 2024[5]	14,025	14,601
Electricité de France SA 4.50% 2028[5]	762	847
Electricité de France SA 4.75% 2035[5]	2,001	2,289
Electricité de France SA 4.875% 2038[5]	1,900	2,232
The Bond Fund of America — Page 12 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Electricité de France SA 4.95% 2045[5]	$711	$839
Electricité de France SA 5.00% 2048[5]	305	363
Electricité de France SA 6.00% 2114	£300	658
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]	$17,204	19,467
Emera US Finance LP 2.70% 2021	3,085	3,114
Emera US Finance LP 3.55% 2026	7,227	7,506
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,582
Empresas Publicas de Medellin E.S.P. 4.25% 2029[5]	2,010	2,095
Enel Chile SA 4.875% 2028	4,000	4,431
Enel Finance International SA 4.625% 2025[5]	29,000	31,638
Enel Finance International SA 3.50% 2028[5]	8,724	8,928
Enel Finance International SA 6.00% 2039[5]	2,210	2,783
Enel Società per Azioni 8.75% 2073[5,6]	9,500	11,175
Entergy Corp. 2.95% 2026	16,681	16,946
Eversource Energy 3.30% 2028	573	590
Eversource Energy 4.25% 2029	4,458	4,959
Exelon Corp., junior subordinated, 3.497% 2022[6]	21,000	21,565
FirstEnergy Corp. 2.85% 2022	13,402	13,619
FirstEnergy Corp. 3.90% 2027	45,430	48,580
FirstEnergy Corp. 3.50% 2028[5]	8,321	8,663
FirstEnergy Corp. 7.375% 2031	8,895	12,550
FirstEnergy Corp., Series B, 4.25% 2023	23,224	24,485
Florida Power & Light Co. 3.15% 2049	9,375	9,476
Gulf Power Co. 3.30% 2027	1,831	1,907
Interstate Power and Light Co. 3.25% 2024	9,628	10,024
IPALCO Enterprises, Inc. 3.70% 2024	1,325	1,371
Israel Electric Corp. Ltd. 8.10% 2096[5]	6,250	8,906
Jersey Central Power & Light Co. 4.30% 2026[5]	4,480	4,877
Metropolitan Edison Co. 4.30% 2029[5]	3,000	3,343
MidAmerican Energy Holdings Co. 3.65% 2029	6,000	6,558
MidAmerican Energy Holdings Co. 3.15% 2050	6,000	5,923
Mississippi Power Co. 3.95% 2028	6,400	6,970
Mississippi Power Co. 4.25% 2042	15,576	16,734
National Grid PLC 3.15% 2027[5]	1,105	1,145
New York State Electric & Gas Corp. 3.25% 2026[5]	2,000	2,074
NextEra Energy Capital Holdings, Inc. 2.403% 2021	10,000	10,074
NextEra Energy Capital Holdings, Inc. 3.15% 2024	3,760	3,899
Niagara Mohawk Power Corp. 3.508% 2024[5]	2,050	2,156
Niagara Mohawk Power Corp. 4.278% 2034[5]	3,000	3,403
NiSource Finance Corp. 2.65% 2022	2,875	2,910
Northern States Power Co. 2.20% 2020	21	21
Northern States Power Co. 2.90% 2050	9,200	8,789
NV Energy, Inc. 6.25% 2020	3,100	3,209
Pacific Gas and Electric Co. 3.50% 2020[11]	711	714
Pacific Gas and Electric Co. 2.45% 2022[11]	803	805
Pacific Gas and Electric Co. 4.25% 2023[5,11]	45,575	46,847
Pacific Gas and Electric Co. 3.75% 2024[11]	7,957	8,100
Pacific Gas and Electric Co. 3.50% 2025[11]	3,266	3,274
Pacific Gas and Electric Co. 2.95% 2026[11]	3,134	3,149
Pacific Gas and Electric Co. 3.30% 2027[11]	1,429	1,433
Pacific Gas and Electric Co. 3.30% 2027[11]	1,158	1,161
Pacific Gas and Electric Co. 4.65% 2028[5,11]	4,375	4,530
Pacific Gas and Electric Co. 6.05% 2034[11]	18,823	19,752
Public Service Co. of Colorado 2.50% 2023	1,430	1,447
The Bond Fund of America — Page 13 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Co. of Colorado 3.20% 2050	$1,475	$1,482
Public Service Electric and Gas Co. 3.20% 2029	5,000	5,272
Public Service Enterprise Group Inc. 2.65% 2022	6,225	6,324
Public Service Enterprise Group Inc. 3.20% 2049	8,475	8,558
Puget Energy, Inc. 6.50% 2020	8,603	8,949
Puget Energy, Inc. 6.00% 2021	8,921	9,474
Puget Energy, Inc. 5.625% 2022	20,491	21,981
Puget Energy, Inc. 3.65% 2025	1,911	1,979
San Diego Gas & Electric Co. 3.75% 2047	6,000	6,234
San Diego Gas & Electric Co. 4.10% 2049	11,704	12,948
SCANA Corp. 4.75% 2021	5,980	6,114
SCANA Corp. 4.125% 2022	12,513	12,859
Southern California Edison Co. 2.90% 2021	17,301	17,484
Southern California Edison Co. 1.845% 2022	4,527	4,472
Southern California Edison Co. 3.40% 2023	3,200	3,320
Southern California Edison Co. 3.50% 2023	29,819	31,081
Southern California Edison Co. 3.70% 2025	4,990	5,288
Southern California Edison Co. 3.65% 2028	7,725	8,281
Southern California Edison Co. 2.85% 2029	21,347	21,340
Southern California Edison Co. 4.20% 2029	38,765	42,922
Southern California Edison Co. 6.00% 2034	12,574	15,480
Southern California Edison Co. 5.35% 2035	21,200	24,841
Southern California Edison Co. 5.75% 2035	6,394	7,798
Southern California Edison Co. 5.625% 2036	3,850	4,690
Southern California Edison Co. 5.55% 2037	2,325	2,808
Southern California Edison Co. 5.95% 2038	17,700	22,435
Southern California Edison Co. 6.05% 2039	5,593	7,292
Southern California Edison Co. 4.50% 2040	7,325	8,042
Southern California Edison Co. 4.00% 2047	11,828	12,435
Southern California Edison Co. 4.125% 2048	10,017	10,687
Southern California Edison Co. 4.875% 2049	4,175	4,945
Southern California Edison Co., Series C, 3.60% 2045	19,475	19,251
Southern California Gas Co. 3.95% 2050	6,000	6,714
State Grid Overseas Investment Ltd. 3.50% 2027[5]	2,000	2,095
Talen Energy Corp. 7.25% 2027[5]	3,875	4,084
Virginia Electric and Power Co. 2.875% 2029	1,425	1,461
Virginia Electric and Power Co. 4.00% 2043	1,508	1,666
Virginia Electric and Power Co. 3.30% 2049	9,250	9,351
Xcel Energy Inc. 3.30% 2025	3,294	3,439
Xcel Energy Inc. 2.60% 2029	5,821	5,766
Xcel Energy Inc. 3.50% 2049	6,450	6,565
		1,328,643
Consumer staples 2.45%
Altria Group, Inc. 2.85% 2022	200	204
Altria Group, Inc. 3.80% 2024	7,100	7,472
Altria Group, Inc. 4.40% 2026	27,923	30,335
Altria Group, Inc. 4.80% 2029	61,140	68,117
Altria Group, Inc. 5.80% 2039	900	1,058
Altria Group, Inc. 4.50% 2043	100	102
Altria Group, Inc. 5.95% 2049	61,573	74,551
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	32,310	38,270
Anheuser-Busch InBev NV 4.00% 2028	2,000	2,200
Anheuser-Busch InBev NV 4.75% 2029	21,001	24,331
The Bond Fund of America — Page 14 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Anheuser-Busch InBev NV 4.90% 2031	$3,000	$3,572
Anheuser-Busch InBev NV 4.60% 2048	14,275	16,268
Anheuser-Busch InBev NV 5.55% 2049	43,981	57,055
British American Tobacco International Finance PLC 3.50% 2022[5]	216	222
British American Tobacco International Finance PLC 3.95% 2025[5]	20,022	21,176
British American Tobacco PLC 2.764% 2022	21,380	21,691
British American Tobacco PLC 3.222% 2024	56,306	57,582
British American Tobacco PLC 3.215% 2026	17,500	17,640
British American Tobacco PLC 3.557% 2027	107,870	110,101
British American Tobacco PLC 4.39% 2037	20,000	20,246
British American Tobacco PLC 4.54% 2047	38,451	38,627
British American Tobacco PLC 4.758% 2049	44,969	46,542
Coca-Cola Co. 1.75% 2024	36,000	35,881
Conagra Brands, Inc. 4.30% 2024	20,146	21,694
Conagra Brands, Inc. 4.60% 2025	14,695	16,230
Conagra Brands, Inc. 5.30% 2038	3,867	4,590
Conagra Brands, Inc. 5.40% 2048	20,328	24,794
Constellation Brands, Inc. 2.65% 2022	14,125	14,325
Constellation Brands, Inc. 2.70% 2022	1,995	2,020
Constellation Brands, Inc. 3.20% 2023	10,638	10,930
Constellation Brands, Inc. 4.25% 2023	8,588	9,128
Constellation Brands, Inc. 3.70% 2026	3,350	3,556
Constellation Brands, Inc. 3.60% 2028	1,650	1,745
Constellation Brands, Inc. 4.10% 2048	1,000	1,045
Costco Wholesale Corp. 2.30% 2022	3,500	3,544
Costco Wholesale Corp. 2.75% 2024	14,500	15,011
Imperial Tobacco Finance PLC 3.50% 2023[5]	3,173	3,248
JBS Investments GmbH II 5.75% 2028[5]	8,057	8,511
Keurig Dr Pepper Inc. 3.551% 2021	8,500	8,683
Keurig Dr Pepper Inc. 4.057% 2023	36,670	38,674
Keurig Dr Pepper Inc. 4.417% 2025	9,925	10,842
Keurig Dr Pepper Inc. 4.597% 2028	22,033	24,754
Keurig Dr Pepper Inc. 5.085% 2048	19,000	22,915
Kraft Heinz Co. 3.50% 2022	25	26
Kraft Heinz Co. 4.875% 2049[5]	3,200	3,373
Kroger Co. 2.60% 2021	1,500	1,509
Molson Coors Brewing Co. 2.25% 2020	9,925	9,921
Molson Coors Brewing Co. 2.10% 2021	6,190	6,195
Molson Coors Brewing Co. 4.20% 2046	7,050	7,028
Nestlé Holdings, Inc. 3.35% 2023[5]	26,000	27,196
Philip Morris International Inc. 2.50% 2022	16,500	16,741
Philip Morris International Inc. 2.875% 2024	11,985	12,334
Philip Morris International Inc. 3.375% 2029	13,550	14,221
Reckitt Benckiser Group PLC 2.375% 2022[5]	10,935	11,015
Reckitt Benckiser Treasury Services PLC 2.75% 2024[5]	4,305	4,390
Reynolds American Inc. 3.25% 2020	3,000	3,014
Reynolds American Inc. 3.25% 2022	17,491	17,843
Reynolds American Inc. 4.45% 2025	10,635	11,450
Reynolds American Inc. 4.75% 2042	2,500	2,469
Reynolds American Inc. 5.85% 2045	7,195	8,249
Wal-Mart Stores, Inc. 3.125% 2021	7,500	7,661
Wal-Mart Stores, Inc. 2.35% 2022	4,000	4,070
Wal-Mart Stores, Inc. 3.40% 2023	2,975	3,128
Wal-Mart Stores, Inc. 2.85% 2024	57,435	59,576
The Bond Fund of America — Page 15 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Wal-Mart Stores, Inc. 3.05% 2026	$16,440	$17,335
Wal-Mart Stores, Inc. 3.70% 2028	5,694	6,279
WM. Wrigley Jr. Co. 3.375% 2020[5]	41,650	42,059
		1,236,564
Consumer discretionary 2.27%
Amazon.com, Inc. 2.40% 2023	10,603	10,792
Amazon.com, Inc. 3.15% 2027	4,460	4,720
Amazon.com, Inc. 3.875% 2037	550	625
Amazon.com, Inc. 4.05% 2047	503	591
American Honda Finance Corp. 1.65% 2021	9,565	9,546
American Honda Finance Corp. 2.60% 2022	3,000	3,061
American Honda Finance Corp. 3.50% 2028	2,035	2,192
Bayerische Motoren Werke AG 2.15% 2020[5]	2,000	2,001
Bayerische Motoren Werke AG 1.85% 2021[5]	1,500	1,497
Bayerische Motoren Werke AG 2.00% 2021[5]	2,000	2,003
Bayerische Motoren Werke AG 2.95% 2022[5]	5,000	5,095
Bayerische Motoren Werke AG 3.45% 2023[5]	19,534	20,268
Bayerische Motoren Werke AG 3.15% 2024[5]	17,616	18,220
BMW Finance NV 2.25% 2022[5]	7,500	7,534
DaimlerChrysler North America Holding Corp. 2.00% 2021[5]	11,925	11,902
DaimlerChrysler North America Holding Corp. 2.55% 2022[5]	12,750	12,844
DaimlerChrysler North America Holding Corp. 2.70% 2024[5]	7,500	7,565
DaimlerChrysler North America Holding Corp. 3.65% 2024[5]	38,644	40,426
DaimlerChrysler North America Holding Corp. 3.30% 2025[5]	200	206
Ford Motor Credit Co. 2.343% 2020	25,295	25,251
Ford Motor Credit Co. 3.157% 2020	18,661	18,737
Ford Motor Credit Co. 3.20% 2021	9,415	9,468
Ford Motor Credit Co. 3.336% 2021	4,500	4,534
Ford Motor Credit Co. 3.47% 2021	15,066	15,206
Ford Motor Credit Co. 3.813% 2021	30,785	31,355
Ford Motor Credit Co. 3.219% 2022	1,427	1,437
Ford Motor Credit Co. 3.339% 2022	24,608	24,852
Ford Motor Credit Co. 5.596% 2022	19,250	20,285
Ford Motor Credit Co. 3.096% 2023	18,127	18,114
Ford Motor Credit Co. 4.14% 2023	22,000	22,635
Ford Motor Credit Co. 4.375% 2023	14,367	14,939
Ford Motor Credit Co. 3.664% 2024	20,763	20,873
Ford Motor Credit Co. 4.134% 2025	400	406
General Motors Co. 4.35% 2025	10,410	11,155
General Motors Co. 6.25% 2043	3,959	4,444
General Motors Co. 6.75% 2046	3,193	3,753
General Motors Co. 5.40% 2048	13,000	13,450
General Motors Co. 5.95% 2049	10,193	11,287
General Motors Financial Co. 3.20% 2021	13,200	13,382
General Motors Financial Co. 3.55% 2021	1,400	1,427
General Motors Financial Co. 4.20% 2021	5,674	5,883
General Motors Financial Co. 3.15% 2022	42,311	43,121
General Motors Financial Co. 3.45% 2022	14,955	15,296
General Motors Financial Co. 3.55% 2022	1,850	1,905
General Motors Financial Co. 3.25% 2023	47,908	48,979
General Motors Financial Co. 3.70% 2023	16,000	16,499
General Motors Financial Co. 4.15% 2023	14,010	14,742
General Motors Financial Co. 3.50% 2024	4,470	4,606
The Bond Fund of America — Page 16 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 3.95% 2024	$15,500	$16,205
General Motors Financial Co. 5.10% 2024	11,546	12,536
General Motors Financial Co. 4.00% 2026	2,000	2,097
General Motors Financial Co. 5.25% 2026	3,100	3,443
Home Depot, Inc. 3.90% 2028	825	926
Home Depot, Inc. 2.95% 2029	21,294	22,151
Home Depot, Inc. 4.50% 2048	863	1,064
Hyundai Capital America 2.55% 2020[5]	11,500	11,505
Hyundai Capital America 2.75% 2020[5]	11,406	11,447
Hyundai Capital America 3.45% 2021[5]	33,735	34,153
Hyundai Capital America 3.75% 2021[5]	21,500	21,931
Hyundai Capital America 2.85% 2022[5]	7,412	7,496
Hyundai Capital America 3.10% 2022[5]	13,890	14,069
Hyundai Capital America 3.25% 2022[5]	24,685	25,157
Hyundai Capital America 3.95% 2022[5]	15,000	15,423
Las Vegas Sands Corp. 3.90% 2029	7,855	8,209
Lowe’s Cos., Inc. 3.65% 2029	13,007	13,904
Lowe’s Cos., Inc. 4.05% 2047	2,425	2,616
Lowe’s Cos., Inc. 4.55% 2049	24,249	28,585
McDonald’s Corp. 4.45% 2047	4,000	4,591
McDonald’s Corp. 4.45% 2048	3,500	4,005
Melco International Development Ltd. 5.375% 2029[5]	885	910
MGM Resorts International 5.50% 2027	5,255	5,843
Morongo Band of Mission Indians 7.00% 2039[5]	11,225	13,010
Neiman Marcus Group Ltd. LLC 8.75% 2024[5]	5,202	1,717
Neiman Marcus Group Ltd. LLC 14.00% 2024 (42.86% PIK)[5,7]	3,266	1,698
Newell Rubbermaid Inc. 3.85% 2023	16,509	17,156
Newell Rubbermaid Inc. 4.20% 2026	18,569	19,360
Newell Rubbermaid Inc. 5.50% 2046	1,630	1,746
Nissan Motor Co., Ltd. 2.60% 2022[5]	15,570	15,589
Panther BF Aggregator 2, LP 6.25% 2026[5]	775	837
Party City Holdings Inc. 6.625% 2026[5]	2,640	1,867
PetSmart, Inc. 7.125% 2023[5]	4,900	4,814
PetSmart, Inc. 5.875% 2025[5]	3,975	4,059
PetSmart, Inc. 8.875% 2025[5]	2,650	2,624
S.A.C.I. Falabella 3.75% 2027[5]	8,295	8,476
Sands China Ltd. 4.60% 2023	9,091	9,612
Sands China Ltd. 5.40% 2028	45,000	50,851
Scientific Games Corp. 8.25% 2026[5]	10,165	11,226
Starbucks Corp. 3.10% 2023	15,237	15,734
Starbucks Corp. 3.80% 2025	14,000	15,082
Starbucks Corp. 4.50% 2048	6,150	7,154
Toyota Motor Credit Corp. 2.15% 2022	2,000	2,015
Toyota Motor Credit Corp. 2.60% 2022	9,860	10,008
Toyota Motor Credit Corp. 2.70% 2023	5,300	5,408
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,407
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,729
Volkswagen Group of America Finance, LLC 4.00% 2021[5]	8,028	8,303
Volkswagen Group of America Finance, LLC 2.70% 2022[5]	11,831	11,968
Volkswagen Group of America Finance, LLC 4.25% 2023[5]	3,000	3,197
Volkswagen Group of America Finance, LLC 2.85% 2024[5]	22,214	22,571
The Bond Fund of America — Page 17 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 4.625% 2025[5]	$3,477	$3,849
Volkswagen Group of America Finance, LLC 4.75% 2028[5]	2,000	2,253
		1,143,695
Information technology 1.47%
Broadcom Inc. 4.25% 2026[5]	100,225	106,571
Broadcom Inc. 4.75% 2029[5]	175,929	192,535
Broadcom Ltd. 3.00% 2022	40,500	41,096
Broadcom Ltd. 2.65% 2023	16,500	16,595
Broadcom Ltd. 3.625% 2024	36,609	37,937
Broadcom Ltd. 3.875% 2027	48,250	50,110
Broadcom Ltd. 3.50% 2028	27,782	27,974
CCC Information Services Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 8.549% 2025[2,10]	1,225	1,236
Fidelity National Information Services, Inc. 3.75% 2029	2,365	2,588
Financial & Risk US Holdings, Inc. 6.25% 2026[5]	10,100	11,040
Financial & Risk US Holdings, Inc. 8.25% 2026[5]	2,150	2,425
Fiserv, Inc. 2.75% 2024	19,000	19,341
Fiserv, Inc. 3.50% 2029	44,285	46,573
Fiserv, Inc. 4.40% 2049	13,825	15,712
International Business Machines Corp. 3.00% 2024	32,750	33,934
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.159% 2024[2,10]	1,475	1,515
Microsoft Corp. 1.55% 2021	3,975	3,970
Microsoft Corp. 3.125% 2025	5,750	6,086
Microsoft Corp. 3.30% 2027	20,030	21,410
Microsoft Corp. 3.70% 2046	3,250	3,670
Microsoft Corp. 4.25% 2047	2,125	2,603
MoneyGram International Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.799% 2023[2,8,10]	5,970	5,418
Oracle Corp. 1.90% 2021	12,250	12,276
PayPal Holdings, Inc. 2.40% 2024	43,150	43,599
PayPal Holdings, Inc. 2.65% 2026	12,234	12,410
PayPal Holdings, Inc. 2.85% 2029	12,580	12,669
Unisys Corp. 10.75% 2022[5]	3,325	3,584
Visa Inc. 2.15% 2022	4,535	4,586
Xerox Corp. 3.50% 2020	500	505
		739,968
Industrials 1.41%
3M Co. 2.25% 2023	10,722	10,812
3M Co. 3.25% 2024	9,872	10,331
ABB Finance (USA) Inc. 2.875% 2022	1,000	1,021
Air Lease Corp. 2.25% 2023	5,226	5,231
Airbus Group SE 2.70% 2023[5]	985	1,002
Ashtead Group PLC 4.00% 2028[5]	11,531	11,675
Avolon Holdings Funding Ltd. 3.625% 2022[5]	4,500	4,616
Avolon Holdings Funding Ltd. 3.95% 2024[5]	51,833	54,080
Beacon Roofing Supply, Inc. 4.875% 2025[5]	11,000	11,078
Boeing Co. 2.80% 2024	3,485	3,564
Boeing Co. 3.10% 2026	26,350	27,189
Boeing Co. 2.70% 2027	11,740	11,901
Boeing Co. 3.20% 2029	13,845	14,432
Boeing Co. 2.95% 2030	12,617	12,912
Boeing Co. 3.60% 2034	6,790	7,273
Boeing Co. 3.90% 2049	5,430	5,885
The Bond Fund of America — Page 18 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[5]	$3,242	$3,463
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 2021	13	13
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	1,810	1,903
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	1,660	1,720
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	1,768	1,800
CSX Corp. 3.80% 2028	9,435	10,292
CSX Corp. 4.25% 2029	7,502	8,446
CSX Corp. 2.40% 2030	17,855	17,486
CSX Corp. 3.35% 2049	3,475	3,432
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	888	934
DP World Crescent 4.848% 2028[5]	3,180	3,494
Dun & Bradstreet Corp. 6.875% 2026[5]	5,395	5,965
Dun & Bradstreet Corp. 10.25% 2027[5]	3,535	4,072
ENA Norte Trust 4.95% 2028[5]	2,069	2,142
ENA Norte Trust 4.95% 2028	545	564
Euramax International, Inc. 12.00% 2020[5]	2,075	2,060
F-Brasile SpA 7.375% 2026[5]	1,790	1,897
Fortive Corp. 2.35% 2021	3,550	3,565
FXI Holdings, Inc. 12.25% 2026[5]	8,300	8,658
GE Capital International Funding Co. 4.418% 2035	2,500	2,666
General Dynamics Corp. 3.375% 2023	6,645	6,943
General Dynamics Corp. 3.50% 2025	8,025	8,598
General Dynamics Corp. 3.75% 2028	7,570	8,331
General Electric Capital Corp. 3.373% 2025	32,950	34,323
General Electric Co. 2.70% 2022	1,000	1,014
General Electric Co. 4.125% 2042	40	41
Hardwoods Acquisition Inc. 7.50% 2021[5]	5,780	2,948
Harris Corp. 3.832% 2025	885	944
Honeywell International Inc. 2.30% 2024	22,497	22,804
Honeywell International Inc. 2.70% 2029	9,333	9,556
IHS Markit Ltd. 4.25% 2029	8,000	8,631
Lima Metro Line 2 Finance Ltd. 5.875% 2034[5]	3,167	3,675
Lima Metro Line 2 Finance Ltd. 4.35% 2036[5]	465	494
Lockheed Martin Corp. 2.50% 2020	2,805	2,820
Lockheed Martin Corp. 4.50% 2036	815	966
Lockheed Martin Corp. 4.70% 2046	5,635	7,184
Mexico City Airport Trust 5.50% 2046	3,369	3,486
Mexico City Airport Trust 5.50% 2047	7,316	7,570
Mexico City Airport Trust 5.50% 2047[5]	1,513	1,566
Norfolk Southern Corp. 2.55% 2029	4,712	4,703
Norfolk Southern Corp. 3.40% 2049	1,623	1,614
Northrop Grumman Corp. 2.55% 2022	8,955	9,089
Northrop Grumman Corp. 2.93% 2025	25,040	25,813
Northrop Grumman Corp. 3.25% 2028	6,985	7,287
Parker-Hannifin Corp. 2.70% 2024	3,770	3,852
Parker-Hannifin Corp. 3.25% 2029	7,835	8,190
Parker-Hannifin Corp. 4.00% 2049	600	650
Pisces Parent LLC 8.00% 2026[5]	5,651	5,905
Republic Services, Inc. 2.50% 2024	7,000	7,081
Rockwell Collins, Inc. 2.80% 2022	9,010	9,168
Rockwell Collins, Inc. 3.20% 2024	10,105	10,516
Roper Technologies, Inc. 2.80% 2021	860	873
Rutas 2 and 7 Finance Ltd. 0% 2036[5]	1,795	1,168
Siemens AG 1.70% 2021[5]	13,500	13,480
The Bond Fund of America — Page 19 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Siemens AG 2.70% 2022[5]	$29,620	$30,141
Siemens AG 2.90% 2022[5]	10,000	10,227
Siemens AG 2.35% 2026[5]	6,430	6,394
Uber Technologies, Inc. 7.50% 2023[5]	5,200	5,447
Uber Technologies, Inc. 8.00% 2026[5]	4,200	4,388
Union Pacific Corp. 3.15% 2024	5,705	5,939
Union Pacific Corp. 3.95% 2028	9,350	10,326
Union Pacific Corp. 3.70% 2029	18,955	20,711
Union Pacific Corp. 4.30% 2049	4,550	5,248
Union Pacific Corp. 3.95% 2059	11,880	12,476
United Technologies Corp. 3.65% 2023	13,000	13,703
United Technologies Corp. 3.95% 2025	17,415	18,996
United Technologies Corp. 2.65% 2026	500	512
United Technologies Corp. 3.125% 2027	1,000	1,050
United Technologies Corp. 4.125% 2028	6,320	7,119
United Technologies Corp. 4.50% 2042	1,000	1,198
United Technologies Corp. 4.625% 2048	500	626
Vinci SA 3.75% 2029[5]	7,514	8,197
Waste Management, Inc. 2.95% 2024	10,000	10,332
Wesco Aircraft Holdings, Inc. 8.50% 2024[5]	7,000	7,260
Westinghouse Air Brake Technologies Corp. 4.40% 2024[6]	11,994	12,742
		711,889
Communication services 0.93%
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,410
AT&T Inc. 4.35% 2029	$5,050	5,615
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	300	302
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	3,540	3,900
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	5,990	6,211
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	9,335	9,948
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	4,000	4,536
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[5]	6,865	7,015
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	6,850	8,555
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	8,300	9,301
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	19,618	22,884
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	19,883	21,612
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	10,500	11,052
CenturyLink, Inc. 5.125% 2026[5]	6,800	6,937
Comcast Corp. 3.95% 2025	10,500	11,459
Comcast Corp. 3.30% 2027	5,075	5,375
Comcast Corp. 4.15% 2028	4,000	4,503
Comcast Corp. 2.65% 2030	61,390	61,638
Comcast Corp. 4.60% 2038	2,500	2,979
Comcast Corp. 3.25% 2039	2,120	2,152
Comcast Corp. 4.00% 2047	2,330	2,565
Comcast Corp. 4.00% 2048	1,580	1,754
Comcast Corp. 4.70% 2048	3,970	4,893
Comcast Corp. 3.45% 2050	8,600	8,810
Digicel Group Ltd. 6.00% 2021[5]	765	599
Fox Corp. 4.03% 2024[5]	4,090	4,360
Fox Corp. 5.576% 2049[5]	8,355	10,627
France Télécom 9.00% 2031[6]	2,300	3,560
Frontier Communications Corp. 8.00% 2027[5]	6,660	6,972
Grupo Televisa, SAB 7.25% 2043	MXN25,290	1,006
The Bond Fund of America — Page 20 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Level 3 Communications, Inc. 4.625% 2027[5]	$16,300	$16,718
Level 3 Communications, Inc. 3.875% 2029[5]	6,900	6,965
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.85% 2020 (100% PIK)[2,7,10]	2,275	1,451
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[5]	29,045	29,999
Netflix, Inc. 5.875% 2028	18,500	20,543
Netflix, Inc. 5.375% 2029[5]	6,440	6,870
Netflix, Inc. 4.875% 2030[5]	50,941	51,831
SoftBank Group Corp. 3.36% 2023[5]	10,041	10,143
Sprint Corp. 6.875% 2028	5,200	5,613
Tencent Holdings Ltd. 3.28% 2024[5]	23,000	23,673
Tencent Holdings Ltd. 3.595% 2028	5,000	5,222
Verizon Communications Inc. 4.40% 2034	10,000	11,587
Vodafone Group PLC 5.25% 2048	13,985	16,836
Vodafone Group PLC 4.25% 2050	7,475	7,811
WPP Finance 2010 3.75% 2024	1,000	1,055
		468,847
Real estate 0.92%
Alexandria Real Estate Equities, Inc. 3.80% 2026	4,085	4,366
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,440	1,580
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,070	1,149
Alexandria Real Estate Equities, Inc. 2.75% 2029	1,213	1,198
Alexandria Real Estate Equities, Inc. 4.50% 2029	2,110	2,378
Alexandria Real Estate Equities, Inc. 3.375% 2031	2,615	2,729
American Campus Communities, Inc. 3.35% 2020	11,210	11,304
American Campus Communities, Inc. 3.75% 2023	15,160	15,798
American Campus Communities, Inc. 4.125% 2024	11,740	12,519
American Campus Communities, Inc. 3.30% 2026	18,950	19,638
American Campus Communities, Inc. 3.625% 2027	20,865	22,002
EPR Properties 3.75% 2029	11,000	11,149
Equinix, Inc. 2.625% 2024	48,182	48,372
Equinix, Inc. 2.90% 2026	24,462	24,551
Equinix, Inc. 3.20% 2029	22,854	22,981
Essex Portfolio LP 3.625% 2022	4,370	4,520
Essex Portfolio LP 3.25% 2023	4,935	5,071
Essex Portfolio LP 3.875% 2024	5,500	5,814
Essex Portfolio LP 3.50% 2025	4,800	5,038
Essex Portfolio LP 3.375% 2026	1,070	1,112
Essex Portfolio LP 4.00% 2029	1,960	2,129
Gaming and Leisure Properties, Inc. 3.35% 2024	2,333	2,388
Gaming and Leisure Properties, Inc. 4.00% 2030	9,314	9,528
Hospitality Properties Trust 4.25% 2021	20,250	20,542
Hospitality Properties Trust 5.00% 2022	14,650	15,410
Hospitality Properties Trust 4.50% 2023	9,680	10,063
Hospitality Properties Trust 4.50% 2025	6,875	7,072
Hospitality Properties Trust 3.95% 2028	100	98
Howard Hughes Corp. 5.375% 2025[5]	6,200	6,479
Iron Mountain Inc. 5.25% 2028[5]	6,750	7,033
Kimco Realty Corp. 3.40% 2022	8,655	8,941
Kimco Realty Corp. 3.125% 2023	3,175	3,253
Kimco Realty Corp. 2.70% 2024	16,980	17,182
Kimco Realty Corp. 3.30% 2025	5,000	5,203
Omega Healthcare Investors, Inc. 4.375% 2023	2,100	2,228
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,868
The Bond Fund of America — Page 21 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Piedmont Operating Partnership LP 4.45% 2024	$3,000	$3,199
Scentre Group 2.375% 2021[5]	11,410	11,430
Scentre Group 3.25% 2025[5]	10,655	10,900
Scentre Group 3.50% 2025[5]	7,550	7,835
WEA Finance LLC 3.25% 2020[5]	11,935	12,032
WEA Finance LLC 3.75% 2024[5]	2,480	2,611
Westfield Corp. Ltd. 3.15% 2022[5]	32,440	33,160
Westfield Corp. Ltd. 3.50% 2029[5]	35,200	36,478
		461,331
Materials 0.59%
Air Liquide SA 2.25% 2029[5]	3,643	3,574
ArcelorMittal 3.60% 2024	30,625	31,443
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 5-year + 4.971% on 10/19/2020)[5,6]	6,440	6,649
Braskem Idesa Sapi 7.45% 2029[5]	5,946	6,346
Braskem SA 4.50% 2030[5]	29,325	29,222
Chevron Phillips Chemical Co. LLC 3.30% 2023[5]	9,250	9,526
Chevron Phillips Chemical Co. LLC 3.70% 2028[5]	3,000	3,176
Consolidated Energy Finance SA 6.50% 2026[5]	7,960	7,485
CRH America, Inc. 3.875% 2025[5]	2,000	2,137
CRH America, Inc. 5.125% 2045[5]	2,000	2,333
Cydsa SAB de CV 6.25% 2027[5]	2,530	2,607
Cydsa SAB de CV 6.25% 2027	1,500	1,546
Dow Chemical Co. 3.15% 2024	1,645	1,706
Dow Chemical Co. 3.625% 2026	14,418	15,169
Dow Chemical Co. 4.80% 2028	4,000	4,578
Dow Chemical Co. 4.625% 2044	1,100	1,217
Dow Chemical Co. 5.55% 2048	8,600	10,737
Dow Chemical Co. 4.80% 2049	9,727	11,264
DowDuPont Inc. 4.493% 2025	3,210	3,534
DowDuPont Inc. 5.419% 2048	12,159	15,031
First Quantum Minerals Ltd. 6.50% 2024[5]	11,500	11,553
First Quantum Minerals Ltd. 7.50% 2025[5]	3,000	3,074
First Quantum Minerals Ltd. 6.875% 2026[5]	3,600	3,652
Glencore Funding LLC 4.125% 2024[5]	25,850	27,071
Hexion Inc. 7.875% 2027[5]	10,000	10,425
Holcim Ltd. 5.15% 2023[5]	3,515	3,776
LSB Industries, Inc. 9.625% 2023[5]	4,025	4,145
LYB International Finance III, LLC 4.20% 2049	1,740	1,818
LyondellBasell Industries NV 6.00% 2021	900	956
Mosaic Co. 4.05% 2027	1,000	1,038
Nova Chemicals Corp. 5.25% 2027[5]	7,500	7,720
Nutrien Ltd. 4.20% 2029	500	551
Nutrien Ltd. 5.00% 2049	7,500	8,931
Praxair, Inc. 3.00% 2021	2,000	2,041
Sherwin-Williams Co. 2.75% 2022	1,958	1,992
Sherwin-Williams Co. 3.125% 2024	6,500	6,718
Sherwin-Williams Co. 3.45% 2027	112	119
Sherwin-Williams Co. 2.95% 2029	7,250	7,349
Sherwin-Williams Co. 4.50% 2047	2,601	2,951
Sherwin-Williams Co. 3.80% 2049	5,038	5,142
TPC Group Inc. 10.50% 2024[5]	3,629	3,664
Tronox Ltd. 6.50% 2026[5]	3,900	4,028
The Bond Fund of America — Page 22 of 49

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Warrior Met Coal, Inc. 8.00% 2024[5]	$1,865	$1,894
Westlake Chemical Corp. 5.00% 2046	7,090	7,589
Westlake Chemical Corp. 4.375% 2047	1,960	1,981
		299,458
Total corporate bonds & notes		13,331,329
Mortgage-backed obligations 21.13% Federal agency mortgage-backed obligations 20.20%
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[2,5,12]	2,312	2,342
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[2,5,12]	3,444	3,454
Fannie Mae 7.00% 2036[12]	127	134
Fannie Mae 6.00% 2037[12]	4	4
Fannie Mae 7.00% 2037[12]	156	167
Fannie Mae 7.00% 2037[12]	108	114
Fannie Mae 7.00% 2037[12]	88	91
Fannie Mae 7.50% 2037[12]	107	113
Fannie Mae 7.50% 2037[12]	59	68
Fannie Mae 7.50% 2037[12]	47	53
Fannie Mae 4.50% 2046[12]	1,317	1,370
Fannie Mae 4.50% 2046[12]	840	873
Fannie Mae 4.50% 2047[12]	3,011	3,130
Fannie Mae 7.00% 2047[12]	12	14
Fannie Mae Pool #MA1079 2.50% 2022[12]	1,000	1,008
Fannie Mae Pool #MA1104 2.50% 2022[12]	1,000	1,008
Fannie Mae Pool #FM1004 2.50% 2023[12]	4,000	4,034
Fannie Mae Pool #MA1370 2.50% 2023[12]	1,000	1,008
Fannie Mae Pool #MA1721 2.50% 2023[12]	9	9
Fannie Mae Pool #993733 5.50% 2023[12]	1,567	1,621
Fannie Mae Pool #976945 5.50% 2023[12]	8	9
Fannie Mae Pool #976948 6.00% 2023[12]	49	50
Fannie Mae Pool #FM0000 2.50% 2024[12]	1,000	1,008
Fannie Mae Pool #932119 4.50% 2024[12]	1,477	1,541
Fannie Mae Pool #AD6392 4.50% 2025[12]	1,584	1,665
Fannie Mae Pool #AD3149 4.50% 2025[12]	884	929
Fannie Mae Pool #AD5692 4.50% 2025[12]	840	884
Fannie Mae Pool #AB1068 4.50% 2025[12]	6	7
Fannie Mae Pool #MA2776 2.50% 2026[12]	9,455	9,538
Fannie Mae Pool #AJ5673 3.00% 2026[12]	1,275	1,313
Fannie Mae Pool #AJ5476 3.00% 2026[12]	260	267
Fannie Mae Pool #AR8558 3.00% 2027[12]	811	837
Fannie Mae Pool #MA2973 3.00% 2027[12]	518	531
Fannie Mae Pool #MA3131 3.00% 2027[12]	317	326
Fannie Mae Pool #AK3260 3.00% 2027[12]	312	322
Fannie Mae Pool #AK0490 3.00% 2027[12]	192	197
Fannie Mae Pool #AB5095 3.00% 2027[12]	60	62
Fannie Mae Pool #AX5306 3.50% 2027[12]	20,434	21,175
Fannie Mae Pool #AS3604 3.00% 2029[12]	129	132
Fannie Mae Pool #BM4299 3.00% 2030[12]	198	203
Fannie Mae Pool #CA3178 3.00% 2031[12]	1,326	1,365
Fannie Mae Pool #890710 3.00% 2031[12]	28	28
Fannie Mae Pool #BM4151 2.50% 2032[12]	42,155	42,645
Fannie Mae Pool #BH7659 3.00% 2032[12]	19,869	20,422
Fannie Mae Pool #CA3274 3.00% 2032[12]	950	978
The Bond Fund of America — Page 23 of 49

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BE3641 3.00% 2032[12]	$29	$30
Fannie Mae Pool #BK1209 3.00% 2033[12]	7,146	7,345
Fannie Mae Pool #BH9235 3.00% 2033[12]	1,752	1,807
Fannie Mae Pool #MA3409 3.00% 2033[12]	1,741	1,785
Fannie Mae Pool #BJ4890 3.00% 2033[12]	844	871
Fannie Mae Pool #BK1112 3.00% 2033[12]	846	869
Fannie Mae Pool #BK5161 3.00% 2033[12]	828	851
Fannie Mae Pool #BJ4685 3.00% 2033[12]	736	756
Fannie Mae Pool #MA3461 3.00% 2033[12]	646	662
Fannie Mae Pool #MA3247 3.00% 2033[12]	619	636
Fannie Mae Pool #BM5111 3.00% 2033[12]	541	558
Fannie Mae Pool #BK5466 3.00% 2033[12]	536	551
Fannie Mae Pool #BJ4856 3.00% 2033[12]	526	543
Fannie Mae Pool #BK6720 3.00% 2033[12]	527	542
Fannie Mae Pool #BK7453 3.00% 2033[12]	513	527
Fannie Mae Pool #MA3516 3.00% 2033[12]	508	521
Fannie Mae Pool #MA3283 3.00% 2033[12]	366	377
Fannie Mae Pool #BK7123 3.00% 2033[12]	362	371
Fannie Mae Pool #MA3339 3.00% 2033[12]	338	348
Fannie Mae Pool #BJ5705 3.00% 2033[12]	330	338
Fannie Mae Pool #BK9015 3.00% 2033[12]	291	299
Fannie Mae Pool #BK4146 3.00% 2033[12]	163	168
Fannie Mae Pool #BK5472 3.00% 2033[12]	37	38
Fannie Mae Pool #CA2106 3.50% 2033[12]	409	424
Fannie Mae Pool #MA3518 4.00% 2033[12]	76	79
Fannie Mae Pool #MA3764 2.50% 2034[12]	132,955	134,124
Fannie Mae Pool #MA3827 2.50% 2034[12]	117,582	118,616
Fannie Mae Pool #MA3797 2.50% 2034[12]	7,999	8,070
Fannie Mae Pool #FM2057 2.50% 2034[12]	7,999	8,070
Fannie Mae Pool #BJ9733 2.50% 2034[12]	7,999	8,069
Fannie Mae Pool #CA4453 2.50% 2034[12]	7,990	8,061
Fannie Mae Pool #BO1359 2.50% 2034[12]	4,000	4,038
Fannie Mae Pool #MA3674 2.50% 2034[12]	1,000	1,009
Fannie Mae Pool #CA4922 3.00% 2034[12]	10,611	10,882
Fannie Mae Pool #BN4889 3.00% 2034[12]	2,177	2,232
Fannie Mae Pool #BJ7631 3.00% 2034[12]	796	816
Fannie Mae Pool #BK9093 3.00% 2034[12]	529	543
Fannie Mae Pool #FM1776 3.00% 2034[12]	430	441
Fannie Mae Pool #BN3975 3.00% 2034[12]	411	421
Fannie Mae Pool #BN8602 3.00% 2034[12]	395	405
Fannie Mae Pool #BN6313 3.00% 2034[12]	370	380
Fannie Mae Pool #BN9743 3.00% 2034[12]	369	378
Fannie Mae Pool #MA3896 2.50% 2035[12]	15,658	15,796
Fannie Mae Pool #MA3897 3.00% 2035[12]	27,143	27,819
Fannie Mae Pool #AS8355 3.00% 2036[12]	22,318	22,905
Fannie Mae Pool #AS8554 3.00% 2036[12]	2,585	2,653
Fannie Mae Pool #MA2746 4.00% 2036[12]	4,669	4,975
Fannie Mae Pool #MA2588 4.00% 2036[12]	3,632	3,869
Fannie Mae Pool #MA2787 4.00% 2036[12]	2,419	2,577
Fannie Mae Pool #MA2717 4.00% 2036[12]	2,291	2,441
Fannie Mae Pool #AS6870 4.00% 2036[12]	1,012	1,078
Fannie Mae Pool #MA2897 3.00% 2037[12]	48,808	50,090
Fannie Mae Pool #MA2866 3.00% 2037[12]	27,840	28,571
Fannie Mae Pool #924866 3.64% 2037[2,12]	29	30
The Bond Fund of America — Page 24 of 49

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #945680 6.00% 2037[12]	$38	$43
Fannie Mae Pool #954936 7.00% 2037[12]	41	44
Fannie Mae Pool #889982 5.50% 2038[12]	36	41
Fannie Mae Pool #988588 5.50% 2038[12]	6	7
Fannie Mae Pool #AC2641 4.50% 2039[12]	6,755	7,333
Fannie Mae Pool #AE7567 4.00% 2040[12]	5,385	5,777
Fannie Mae Pool #AE1761 4.00% 2040[12]	4,881	5,237
Fannie Mae Pool #AH0007 4.00% 2040[12]	4,586	4,920
Fannie Mae Pool #AH0539 4.00% 2040[12]	1,017	1,091
Fannie Mae Pool #AE8073 4.00% 2040[12]	795	854
Fannie Mae Pool #AD8522 4.00% 2040[12]	255	274
Fannie Mae Pool #AE5471 4.50% 2040[12]	1,423	1,546
Fannie Mae Pool #AB1297 5.00% 2040[12]	579	639
Fannie Mae Pool #AJ7471 4.00% 2041[12]	1,590	1,701
Fannie Mae Pool #AB4050 4.00% 2041[12]	1,269	1,365
Fannie Mae Pool #AI5172 4.00% 2041[12]	1,012	1,072
Fannie Mae Pool #AJ4189 4.00% 2041[12]	829	893
Fannie Mae Pool #AJ4154 4.00% 2041[12]	757	814
Fannie Mae Pool #AJ0257 4.00% 2041[12]	330	356
Fannie Mae Pool #AL0658 4.50% 2041[12]	1,552	1,686
Fannie Mae Pool #AI1862 5.00% 2041[12]	2,640	2,942
Fannie Mae Pool #AH6099 5.00% 2041[12]	2,669	2,886
Fannie Mae Pool #AI3510 5.00% 2041[12]	1,685	1,877
Fannie Mae Pool #AJ0704 5.00% 2041[12]	1,395	1,555
Fannie Mae Pool #AJ5391 5.00% 2041[12]	932	1,039
Fannie Mae Pool #AH9479 5.00% 2041[12]	96	106
Fannie Mae Pool #AH8144 5.00% 2041[12]	89	98
Fannie Mae Pool #AX3703 4.00% 2042[12]	8,482	9,096
Fannie Mae Pool #AK6740 4.00% 2042[12]	7,575	8,127
Fannie Mae Pool #AL2745 4.00% 2042[12]	6,461	6,954
Fannie Mae Pool #890407 4.00% 2042[12]	2,117	2,272
Fannie Mae Pool #AK4949 4.00% 2042[12]	596	638
Fannie Mae Pool #AV0786 4.00% 2043[12]	6,390	6,848
Fannie Mae Pool #AT2683 4.00% 2043[12]	6,014	6,424
Fannie Mae Pool #AL8421 3.50% 2044[12]	32,182	33,910
Fannie Mae Pool #AX0817 4.00% 2044[12]	630	666
Fannie Mae Pool #AZ7366 4.00% 2045[12]	43,207	46,448
Fannie Mae Pool #AS6348 4.00% 2045[12]	7,155	7,677
Fannie Mae Pool #BC4764 3.00% 2046[12]	6,657	6,816
Fannie Mae Pool #MA2833 3.00% 2046[12]	109	111
Fannie Mae Pool #BC9077 3.50% 2046[12]	37,065	38,863
Fannie Mae Pool #BD9236 3.50% 2046[12]	876	917
Fannie Mae Pool #AL8522 3.50% 2046[12]	68	72
Fannie Mae Pool #AL8387 4.00% 2046[12]	34,741	36,816
Fannie Mae Pool #AS6839 4.00% 2046[12]	11,280	12,082
Fannie Mae Pool #BC1352 4.00% 2046[12]	3,970	4,156
Fannie Mae Pool #BD1968 4.00% 2046[12]	118	126
Fannie Mae Pool #BC8647 4.50% 2046[12]	1,421	1,502
Fannie Mae Pool #BD9248 4.50% 2046[12]	760	802
Fannie Mae Pool #BD1550 4.50% 2046[12]	730	778
Fannie Mae Pool #BD7529 4.50% 2046[12]	650	696
Fannie Mae Pool #BD7600 4.50% 2046[12]	382	402
Fannie Mae Pool #BM5632 3.00% 2047[12]	59,106	60,465
Fannie Mae Pool #MA3147 3.00% 2047[12]	15,399	15,712
The Bond Fund of America — Page 25 of 49

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA0377 3.00% 2047[12]	$3,196	$3,266
Fannie Mae Pool #BD2440 3.50% 2047[12]	5,786	6,008
Fannie Mae Pool #BJ2524 3.50% 2047[12]	1,639	1,704
Fannie Mae Pool #CA0770 3.50% 2047[12]	634	659
Fannie Mae Pool #BJ1910 3.50% 2047[12]	333	346
Fannie Mae Pool #CA0453 4.00% 2047[12]	24,608	25,770
Fannie Mae Pool #MA3211 4.00% 2047[12]	15,481	16,249
Fannie Mae Pool #BD3554 4.00% 2047[12]	3,140	3,281
Fannie Mae Pool #BM4413 4.50% 2047[12]	20,225	21,394
Fannie Mae Pool #BH0876 4.50% 2047[12]	6,688	7,089
Fannie Mae Pool #BJ3525 4.50% 2047[12]	4,512	4,756
Fannie Mae Pool #BJ3558 4.50% 2047[12]	3,540	3,740
Fannie Mae Pool #BJ3581 4.50% 2047[12]	2,110	2,229
Fannie Mae Pool #257063 7.00% 2047[12]	48	54
Fannie Mae Pool #BF0293 3.00% 2048[12]	27,053	27,698
Fannie Mae Pool #CA2690 3.00% 2048[12]	13,783	14,079
Fannie Mae Pool #BJ7445 3.00% 2048[12]	835	846
Fannie Mae Pool #BM4488 3.435% 2048[2,12]	26,830	27,464
Fannie Mae Pool #BF0318 3.50% 2048[12]	102,346	107,192
Fannie Mae Pool #CA1532 3.50% 2048[12]	20,502	21,297
Fannie Mae Pool #CA2452 3.50% 2048[12]	13,206	13,618
Fannie Mae Pool #BJ3790 3.50% 2048[12]	5,249	5,454
Fannie Mae Pool #CA1189 3.50% 2048[12]	4,987	5,175
Fannie Mae Pool #BJ4154 3.50% 2048[12]	85	89
Fannie Mae Pool #BK7608 4.00% 2048[12]	108,960	113,403
Fannie Mae Pool #MA3467 4.00% 2048[12]	19,134	19,935
Fannie Mae Pool #MA3443 4.00% 2048[12]	18,434	19,160
Fannie Mae Pool #BK7274 4.00% 2048[12]	2,890	3,018
Fannie Mae Pool #MA3384 4.00% 2048[12]	2,441	2,548
Fannie Mae Pool #BK8819 4.00% 2048[12]	1,357	1,410
Fannie Mae Pool #FM1437 4.00% 2048[12]	983	1,025
Fannie Mae Pool #MA3521 4.00% 2048[12]	267	278
Fannie Mae Pool #BK0163 4.50% 2048[12]	6,759	7,141
Fannie Mae Pool #BN1576 4.50% 2048[12]	4,230	4,465
Fannie Mae Pool #CA2056 4.50% 2048[12]	3,036	3,208
Fannie Mae Pool #BN3309 4.50% 2048[12]	1,474	1,551
Fannie Mae Pool #CA3099 4.50% 2048[12]	373	393
Fannie Mae Pool #CA2484 4.50% 2048[12]	296	312
Fannie Mae Pool #MA3496 4.50% 2048[12]	211	223
Fannie Mae Pool #BN2000 4.50% 2048[12]	175	184
Fannie Mae Pool #CA2166 4.50% 2048[12]	55	59
Fannie Mae Pool #MA3385 4.50% 2048[12]	34	36
Fannie Mae Pool #CA1574 5.00% 2048[12]	19,018	20,409
Fannie Mae Pool #MA3833 2.50% 2049[12]	50,000	49,435
Fannie Mae Pool #CA4858 3.00% 2049[12]	288,941	295,251
Fannie Mae Pool #CA4299 3.00% 2049[12]	6,200	6,294
Fannie Mae Pool #CA3807 3.00% 2049[12]	4,648	4,783
Fannie Mae Pool #CA4534 3.00% 2049[12]	3,242	3,326
Fannie Mae Pool #CA3806 3.00% 2049[12]	2,351	2,422
Fannie Mae Pool #BO0348 3.00% 2049[12]	482	489
Fannie Mae Pool #MA3803 3.50% 2049[12]	172,169	177,157
Fannie Mae Pool #MA3775 3.50% 2049[12]	131,929	135,675
Fannie Mae Pool #MA3692 3.50% 2049[12]	101,594	104,406
Fannie Mae Pool #CA4021 3.50% 2049[12]	91,492	95,237
The Bond Fund of America — Page 26 of 49

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA4358 3.50% 2049[12]	$56,129	$57,671
Fannie Mae Pool #CA4802 3.50% 2049[12]	53,325	56,129
Fannie Mae Pool #CA3309 3.50% 2049[12]	41,980	43,337
Fannie Mae Pool #CA4566 3.50% 2049[12]	38,304	39,391
Fannie Mae Pool #FM1886 3.50% 2049[12]	26,727	27,590
Fannie Mae Pool #MA3686 3.50% 2049[12]	20,361	20,925
Fannie Mae Pool #CA4026 3.50% 2049[12]	12,393	12,775
Fannie Mae Pool #BN7588 3.50% 2049[12]	11,028	11,367
Fannie Mae Pool #BO1588 3.50% 2049[12]	9,974	10,440
Fannie Mae Pool #FM0020 3.50% 2049[12]	900	928
Fannie Mae Pool #BN6683 3.50% 2049[12]	646	665
Fannie Mae Pool #BN3448 3.50% 2049[12]	496	510
Fannie Mae Pool #CA3663 3.50% 2049[12]	194	200
Fannie Mae Pool #FM1596 3.50% 2049[12]	68	70
Fannie Mae Pool #MA3614 3.50% 2049[12]	54	55
Fannie Mae Pool #BJ8402 3.549% 2049[2,12]	4,721	4,858
Fannie Mae Pool #FM1963 4.00% 2049[12]	81,633	87,350
Fannie Mae Pool #MA3776 4.00% 2049[12]	27,072	28,256
Fannie Mae Pool #BO2995 4.00% 2049[12]	18,267	19,242
Fannie Mae Pool #FM0021 4.00% 2049[12]	18,086	18,866
Fannie Mae Pool #FM1913 4.00% 2049[12]	6,547	6,912
Fannie Mae Pool #MA3804 4.00% 2049[12]	2,915	3,045
Fannie Mae Pool #BO2188 4.00% 2049[12]	2,813	2,933
Fannie Mae Pool #CA4574 4.00% 2049[12]	871	908
Fannie Mae Pool #MA3639 4.50% 2049[12]	71,418	75,115
Fannie Mae Pool #CA2963 4.50% 2049[12]	7,193	7,567
Fannie Mae Pool #FM1389 4.50% 2049[12]	5,975	6,280
Fannie Mae Pool #BN5444 4.50% 2049[12]	3,552	3,742
Fannie Mae Pool #MA3616 4.50% 2049[12]	2,809	2,956
Fannie Mae Pool #MA3593 4.50% 2049[12]	2,586	2,721
Fannie Mae Pool #MA3564 4.50% 2049[12]	21	22
Fannie Mae Pool #BN6006 4.50% 2049[12]	11	11
Fannie Mae Pool #MA3905 3.00% 2050[12]	207,487	210,387
Fannie Mae Pool #MA3906 3.50% 2050[12]	46,349	47,806
Fannie Mae Pool #BF0264 3.50% 2058[12]	27,084	28,439
Fannie Mae, Series 2001-4, Class NA, 9.013% 2025[2,12]	3	4
Fannie Mae, Series 2001-4, Class GA, 9.16% 2025[2,12]	3	4
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[5,12]	460	460
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[12]	89	106
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[12]	839	906
Fannie Mae, Series 2001-20, Class E, 9.50% 2031[2,12]	1	1
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[12]	1,465	1,676
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[12]	266	299
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[12]	741	875
Fannie Mae, Series 2002-W1, Class 2A, 5.638% 2042[2,12]	1,078	1,169
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.483% 2026[2,12]	10	10
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 2.959% 2027[2,12]	3,700	3,859
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.079% 2027[2,12]	5,000	5,240
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[12]	751	684
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[12]	750	665
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[12]	257	231
Freddie Mac 4.50% 2030[12]	425	448
Freddie Mac 5.50% 2033[12]	3	4
Freddie Mac 4.00% 2036[12]	28,097	29,949
The Bond Fund of America — Page 27 of 49

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 2036[12]	$6,792	$7,240
Freddie Mac 4.00% 2036[12]	2,679	2,855
Freddie Mac 4.00% 2036[12]	2,448	2,609
Freddie Mac 4.00% 2036[12]	1,002	1,068
Freddie Mac 3.00% 2037[12]	1,357	1,394
Freddie Mac 4.00% 2037[12]	8,310	8,811
Freddie Mac 4.50% 2037[12]	2,673	2,904
Freddie Mac 5.50% 2037[12]	24	27
Freddie Mac 5.50% 2037[12]	5	6
Freddie Mac 7.50% 2037[12]	105	117
Freddie Mac 5.50% 2038[12]	736	827
Freddie Mac 5.50% 2038[12]	280	315
Freddie Mac 5.50% 2038[12]	119	134
Freddie Mac 5.50% 2038[12]	75	84
Freddie Mac 5.50% 2038[12]	4	4
Freddie Mac 3.50% 2039[12]	81,910	84,955
Freddie Mac 3.50% 2039[12]	35,374	36,612
Freddie Mac 3.50% 2039[12]	4,937	5,128
Freddie Mac 4.50% 2039[12]	693	753
Freddie Mac 5.00% 2039[12]	5,209	5,751
Freddie Mac 5.50% 2039[12]	1,733	1,953
Freddie Mac 4.50% 2040[12]	12,704	13,807
Freddie Mac 4.50% 2040[12]	14	15
Freddie Mac 5.50% 2040[12]	28	31
Freddie Mac 4.50% 2041[12]	5,380	5,849
Freddie Mac 4.50% 2041[12]	1,346	1,463
Freddie Mac 4.50% 2041[12]	740	804
Freddie Mac 4.50% 2041[12]	261	280
Freddie Mac 4.50% 2041[12]	12	13
Freddie Mac 5.00% 2041[12]	4,013	4,423
Freddie Mac 5.00% 2041[12]	1,547	1,682
Freddie Mac 5.50% 2041[12]	34	38
Freddie Mac 4.00% 2043[12]	10,493	11,239
Freddie Mac 3.50% 2045[12]	1,176	1,254
Freddie Mac 4.00% 2045[12]	1,809	1,919
Freddie Mac 3.00% 2046[12]	110,002	113,535
Freddie Mac 3.50% 2046[12]	629	648
Freddie Mac 4.50% 2046[12]	1,620	1,717
Freddie Mac 4.50% 2046[12]	890	959
Freddie Mac 4.50% 2046[12]	868	934
Freddie Mac 4.50% 2046[12]	661	710
Freddie Mac 4.50% 2046[12]	439	465
Freddie Mac 3.50% 2047[12]	65,902	68,542
Freddie Mac 3.50% 2047[12]	36,735	38,208
Freddie Mac 3.50% 2047[12]	24,180	25,142
Freddie Mac 3.50% 2047[12]	20,307	21,054
Freddie Mac 3.50% 2047[12]	7,055	7,348
Freddie Mac 4.00% 2047[12]	15,308	16,141
Freddie Mac 4.00% 2047[12]	13,692	14,396
Freddie Mac 4.00% 2047[12]	1,464	1,542
Freddie Mac 4.50% 2047[12]	4,744	5,006
Freddie Mac 4.50% 2047[12]	3,974	4,203
Freddie Mac 4.50% 2047[12]	2,905	3,071
Freddie Mac 4.50% 2047[12]	2,205	2,331
The Bond Fund of America — Page 28 of 49

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 6.50% 2047[12]	$194	$208
Freddie Mac 3.50% 2048[12]	71,890	75,310
Freddie Mac 3.50% 2048[12]	57,388	60,593
Freddie Mac 3.50% 2048[12]	50,646	52,208
Freddie Mac 3.50% 2048[12]	43,921	45,286
Freddie Mac 3.50% 2048[12]	416	437
Freddie Mac 4.00% 2048[12]	15,462	16,252
Freddie Mac 4.00% 2048[12]	5,091	5,360
Freddie Mac Pool #ZK7582 3.00% 2027[12]	4,655	4,807
Freddie Mac Pool #ZK7581 3.00% 2027[12]	3,345	3,446
Freddie Mac Pool #ZK3817 3.00% 2027[12]	391	403
Freddie Mac Pool #ZK3848 3.00% 2027[12]	137	141
Freddie Mac Pool #G15537 2.50% 2028[12]	6,505	6,593
Freddie Mac Pool #G15975 2.50% 2029[12]	11,917	12,078
Freddie Mac Pool #G15732 3.00% 2030[12]	13,295	13,766
Freddie Mac Pool #V61295 2.50% 2031[12]	12,941	13,128
Freddie Mac Pool #G18652 3.00% 2032[12]	25,290	26,008
Freddie Mac Pool #G18655 3.00% 2032[12]	15,739	16,186
Freddie Mac Pool #SB0032 3.50% 2032[12]	22,590	23,410
Freddie Mac Pool #ZT0716 3.00% 2033[12]	28,476	29,214
Freddie Mac Pool #ZS8715 3.00% 2033[12]	12,456	12,772
Freddie Mac Pool #ZT1931 3.00% 2033[12]	217	222
Freddie Mac Pool #SB8015 2.50% 2034[12]	176,155	177,704
Freddie Mac Pool #SB8010 2.50% 2034[12]	24,451	24,666
Freddie Mac Pool #SB8020 2.50% 2034[12]	7,999	8,070
Freddie Mac Pool #SB8013 2.50% 2034[12]	7,999	8,070
Freddie Mac Pool #SB0105 2.50% 2034[12]	5,999	6,052
Freddie Mac Pool #ZT2094 2.50% 2034[12]	4,000	4,035
Freddie Mac Pool #QN1174 2.50% 2034[12]	3,000	3,026
Freddie Mac Pool #SB8002 3.00% 2034[12]	3,552	3,641
Freddie Mac Pool #ZT2019 3.00% 2034[12]	1,595	1,635
Freddie Mac Pool #ZT2091 3.00% 2034[12]	1,470	1,507
Freddie Mac Pool #SB8021 3.00% 2034[12]	1,000	1,026
Freddie Mac Pool #ZT1731 3.00% 2034[12]	115	118
Freddie Mac Pool #SB8027 3.00% 2035[12]	758	779
Freddie Mac Pool #C92056 3.00% 2039[12]	21,479	21,990
Freddie Mac Pool #C92053 3.00% 2039[12]	6,620	6,777
Freddie Mac Pool #760012 3.01% 2045[2,12]	2,111	2,126
Freddie Mac Pool #760013 3.009% 2045[2,12]	1,648	1,663
Freddie Mac Pool #760014 3.486% 2045[2,12]	8,476	8,649
Freddie Mac Pool #G60344 4.00% 2045[12]	25,672	27,615
Freddie Mac Pool #G67701 3.00% 2046[12]	78,805	81,147
Freddie Mac Pool #G08791 3.00% 2047[12]	20,222	20,618
Freddie Mac Pool #G61733 3.00% 2047[12]	14,418	14,846
Freddie Mac Pool #760015 3.238% 2047[2,12]	7,284	7,337
Freddie Mac Pool #V84817 3.50% 2047[12]	331	341
Freddie Mac Pool #ZT2102 3.00% 2048[12]	170,902	173,454
Freddie Mac Pool #G08799 3.00% 2048[12]	27,596	28,108
Freddie Mac Pool #ZS4754 3.00% 2048[12]	12,521	12,746
Freddie Mac Pool #ZT1544 3.50% 2048[12]	71,731	73,916
Freddie Mac Pool #ZA5447 3.50% 2048[12]	29,145	30,054
Freddie Mac Pool #V84872 3.50% 2048[12]	1,793	1,854
Freddie Mac Pool #ZS4777 3.50% 2048[12]	171	176
Freddie Mac Pool #ZA5889 4.00% 2048[12]	9,379	9,898
The Bond Fund of America — Page 29 of 49

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZT1545 4.00% 2048[12]	$6,031	$6,280
Freddie Mac Pool #SI2002 4.00% 2048[12]	4,330	4,541
Freddie Mac Pool #ZT1546 4.50% 2048[12]	683	719
Freddie Mac Pool #SD7507 3.00% 2049[12]	418,035	430,200
Freddie Mac Pool #QA4692 3.00% 2049[12]	54,300	55,712
Freddie Mac Pool #SD7509 3.00% 2049[12]	39,428	40,454
Freddie Mac Pool #QA4673 3.00% 2049[12]	13,143	13,526
Freddie Mac Pool #SD8005 3.50% 2049[12]	303,532	311,878
Freddie Mac Pool #SD7508 3.50% 2049[12]	146,448	154,148
Freddie Mac Pool #SD8011 3.50% 2049[12]	141,138	145,061
Freddie Mac Pool #SD8001 3.50% 2049[12]	54,201	55,708
Freddie Mac Pool #QA5125 3.50% 2049[12]	47,931	50,452
Freddie Mac Pool #V85471 3.50% 2049[12]	40,070	41,396
Freddie Mac Pool #ZT1951 3.50% 2049[12]	35,359	36,338
Freddie Mac Pool #ZT2086 3.50% 2049[12]	34,056	35,006
Freddie Mac Pool #G08856 3.50% 2049[12]	10,165	10,457
Freddie Mac Pool #ZT1776 3.50% 2049[12]	7,783	8,001
Freddie Mac Pool #ZA7047 3.50% 2049[12]	5,830	6,011
Freddie Mac Pool #V85284 3.50% 2049[12]	4,314	4,448
Freddie Mac Pool #ZT1863 3.50% 2049[12]	3,015	3,099
Freddie Mac Pool #ZT1709 3.50% 2049[12]	1,342	1,380
Freddie Mac Pool #SD8003 4.00% 2049[12]	2,000	2,079
Freddie Mac Pool #ZA7009 4.50% 2049[12]	2,786	2,941
Freddie Mac Pool #ZA6269 4.50% 2049[12]	2,516	2,649
Freddie Mac Pool #RA1914 3.00% 2050[12]	73,110	74,764
Freddie Mac, Series 2122, Class QM, 6.25% 2029[12]	497	539
Freddie Mac, Series 3257, Class PA, 5.50% 2036[12]	4,533	5,170
Freddie Mac, Series 3286, Class JN, 5.50% 2037[12]	3,465	3,755
Freddie Mac, Series 3318, Class JT, 5.50% 2037[12]	2,052	2,251
Freddie Mac, Series 4582, Class GA, 3.75% 2052[2,12]	8,252	8,487
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[12]	3,325	3,354
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[12]	5,065	5,331
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[2,12]	6,940	7,397
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 2028[2,12]	5,250	5,769
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[12]	4,000	4,414
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[12]	3,965	4,387
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[2,12]	1,500	1,680
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[12]	5,000	5,383
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[12]	4,060	4,406
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[12]	1,788	1,591
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[12]	517	467
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[12]	510	464
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[12]	412	381
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[12]	301	273
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[6,12]	58,054	59,008
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[12]	57,256	58,319
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[2,12]	50,254	51,260
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[12]	5,785	5,885
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[6,12]	20,580	21,157
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[6,12]	16,205	16,701
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[12]	81,491	85,937
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[12]	20,695	21,399
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[12]	12,972	13,468
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[12]	11,502	12,297
The Bond Fund of America — Page 30 of 49

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[12]	$42,729	$44,397
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[12]	128,734	131,186
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[12]	58,200	60,267
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[12]	35,927	37,107
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[12]	180,989	183,485
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[12]	96,285	96,950
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[12]	26,831	27,856
Government National Mortgage Assn. 2.50% 2028[12]	1,605	1,630
Government National Mortgage Assn. 5.00% 2035[12]	369	391
Government National Mortgage Assn. 6.50% 2038[12]	189	214
Government National Mortgage Assn. 5.00% 2039[12]	547	578
Government National Mortgage Assn. 4.50% 2040[12]	2,065	2,232
Government National Mortgage Assn. 5.50% 2040[12]	3,170	3,540
Government National Mortgage Assn. 4.50% 2041[12]	7,664	8,098
Government National Mortgage Assn. 4.50% 2041[12]	1,033	1,091
Government National Mortgage Assn. 4.50% 2041[12]	482	511
Government National Mortgage Assn. 4.50% 2041[12]	460	487
Government National Mortgage Assn. 5.00% 2041[12]	2,874	3,133
Government National Mortgage Assn. 3.50% 2042[12]	648	660
Government National Mortgage Assn. 3.50% 2043[12]	1,810	1,901
Government National Mortgage Assn. 4.00% 2045[12]	235	249
Government National Mortgage Assn. 3.00% 2047[12]	33,367	34,258
Government National Mortgage Assn. 3.00% 2047[12]	16,271	16,706
Government National Mortgage Assn. 4.00% 2047[12]	52,472	54,909
Government National Mortgage Assn. 3.50% 2048[12]	13,114	13,524
Government National Mortgage Assn. 3.50% 2048[12]	798	823
Government National Mortgage Assn. 3.50% 2048[12]	320	331
Government National Mortgage Assn. 4.00% 2048[12]	24,318	25,405
Government National Mortgage Assn. 4.50% 2049[12]	19,430	20,303
Government National Mortgage Assn. 4.50% 2049[12]	274	284
Government National Mortgage Assn. 5.00% 2049[12]	1,976	2,064
Government National Mortgage Assn. 3.50% 2050[12,13]	136,138	140,292
Government National Mortgage Assn. 4.00% 2050[12,13]	85,503	88,500
Government National Mortgage Assn. 4.50% 2050[12,13]	71,520	74,786
Government National Mortgage Assn. Pool #MA5527 3.50% 2048[12]	12,391	12,778
Government National Mortgage Assn. Pool #MA5263 3.50% 2048[12]	10,374	10,701
Government National Mortgage Assn. Pool #MA5019 3.50% 2048[12]	1,083	1,125
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[12]	215	229
Government National Mortgage Assn. Pool #MA6339 3.50% 2049[12]	197,169	204,301
Government National Mortgage Assn. Pool #MA6284 3.50% 2049[12]	31,372	32,507
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[12]	195,799	202,926
Government National Mortgage Assn. Pool #MA6340 4.00% 2049[12]	107,000	111,805
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[12]	75,242	77,946
Government National Mortgage Assn. Pool #MA6220 4.00% 2049[12]	54,792	57,144
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[12]	30,812	31,958
Government National Mortgage Assn. Pool #MA6155 4.00% 2049[12]	30,485	31,744
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[12]	199,495	209,211
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[12]	107,927	112,769
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[12]	103,690	108,969
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[12]	20,706	21,770
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[12]	16,819	17,695
Government National Mortgage Assn. Pool #MA5933 5.00% 2049[12]	9,237	9,769
Government National Mortgage Assn. Pool #MA5988 5.00% 2049[12]	4,783	5,049
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[12]	596	630
The Bond Fund of America — Page 31 of 49

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #694836 5.644% 2059[12]	$1	$1
Government National Mortgage Assn. Pool #721648 4.874% 2061[12]	10	10
Government National Mortgage Assn. Pool #725879 4.901% 2061[12]	7	7
Government National Mortgage Assn. Pool #725876 4.909% 2061[12]	6	6
Government National Mortgage Assn. Pool #765136 4.906% 2061[12]	3	3
Government National Mortgage Assn. Pool #710085 5.073% 2061[12]	24	25
Government National Mortgage Assn. Pool #AC1008 4.437% 2063[12]	9	10
Government National Mortgage Assn. Pool #AG8238 4.926% 2064[12]	25	26
Government National Mortgage Assn. Pool #725893 5.20% 2064[12]	2	2
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[12]	4	4
Government National Mortgage Assn. Pool #AE9612 4.999% 2065[12]	33	34
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 2.118% 2020[2,12]	293	293
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 2.144% 2020[2,12]	305	305
Uniform Mortgage-Backed Security 2.50% 2035[12,13]	67,894	68,473
Uniform Mortgage-Backed Security 3.00% 2035[12,13]	871,005	891,902
Uniform Mortgage-Backed Security 3.50% 2050[12,13]	5,000	5,141
Uniform Mortgage-Backed Security 4.50% 2050[12,13]	10,587	11,146
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[12]	500	514
		10,191,067
Collateralized mortgage-backed obligations (privately originated) 0.78%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[2,5,12]	20,518	20,811
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.392% 2029[2,5,12]	5,715	5,728
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[2,5,12]	7,864	7,883
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[2,5,12]	3,590	3,618
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[2,5,12]	874	881
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[2,5,12]	448	449
Commercial Mortgage Trust, Series 2012-CR5, Class D, 4.318% 2045[2,5,12]	2,000	2,025
Commercial Mortgage Trust, Series 2012-CR3, Class C, 4.584% 2045[2,5,12]	500	508
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[5,12]	1,000	1,021
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.041% 2046[2,5,12]	2,743	2,714
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[2,5,12]	170	182
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[12]	237	247
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[12]	81	85
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[12]	1,128	1,165
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[12]	501	522
Finance of America HECM Buyout, Series 2019-AB1, Class A, 2.656% 2049[5,8,12]	8,898	8,893
Finance of America HECM Buyout, Series 2019-AB1, Class M1, 3.50% 2049[5,8,12]	2,862	2,836
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 2028[2,5,12]	7,471	7,480
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[5,12]	23,009	23,873
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[5,12]	22,528	23,490
Freddie Mac, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 3.442% 2024[2,12]	470	471
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 3.992% 2024[2,12]	3,748	3,793
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 3.742% 2025[2,12]	3,460	3,496
Homeward Opportunities Fund Trust, Series 2018-1, 3.766% 2048[2,5,12]	18,065	18,224
JPMorgan Mortgage Trust, Series 2019-INV3, Class A13, 3.50% 2050[2,5,12]	2,074	2,119
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, 3.50% 2050[2,5,12]	1,979	2,022
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[2,5,12]	7,029	7,052
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[2,5,12]	9,080	9,169
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 2.573% 2052[2,5,12]	62,022	62,018
The Bond Fund of America — Page 32 of 49

Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 2.592% 2052[2,5,12]	$8,945	$8,970
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[2,5,12]	2,636	2,642
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 2028[2,5,12]	8,544	8,625
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.575% 2029[2,5,12]	8,248	8,267
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[2,5,12]	3,512	3,517
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 2028[2,5,12]	2,674	2,678
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[2,5,12]	8,322	8,244
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[2,5,12]	4,379	4,459
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 2048[2,5,12]	27,286	27,543
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[2,5,12]	4,719	4,760
Station Place Securitization Trust, Series 2019-WL1, Class A, (1-month USD-LIBOR + 0.65%) 2.442% 2052[2,5,12]	78,659	78,867
TBW Mortgage-backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 2.212% 2037[2,12]	9,432	8,885
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.392% 2057[2,5,12]	1,362	1,362
		391,594
Commercial mortgage-backed securities 0.15%
Commercial Mortgage Trust, Series 2014-CR19, Class C, 4.747% 2047[2,12]	600	633
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[2,12]	5,250	5,483
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[12]	4,000	4,131
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 2044[5,12]	9,991	10,204
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.334% 2044[2,5,12]	2,500	2,588
GS Mortgage Securities Corp., Series 2013-GC14, Class D, 4.741% 2046[2,5,12]	1,600	1,647
GS Mortgage Securities Corp. II, Series 2010-C2, Class A2, 5.162% 2043[2,5,12]	4,000	4,085
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class D, 4.679% 2047[2,5,12]	2,500	2,531
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.9508% 2048[12]	3,500	3,662
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class C, 4.616% 2048[2,12]	600	629
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[5,12]	9,296	9,818
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[2,12]	1,511	1,561
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.239% 2046[2,5,12]	2,700	2,617
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.755% 2046[2,12]	1,000	1,061
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[2,12]	2,000	2,107
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[5,12]	6,885	6,986
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 2044[5,12]	4,950	5,061
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[2,5,12]	1,298	1,323
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[12]	6,190	6,377
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.534% 2058[2,12]	1,000	1,053
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[2,12]	1,000	1,031
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class B, 3.841% 2046[2,12]	2,500	2,552
		77,140
Total mortgage-backed obligations		10,659,801
Asset-backed obligations 2.33%
Aesop Funding LLC, Series 2015-1A, Class A, 2.50% 2021[5,12]	5,445	5,452
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[5,12]	4,692	4,692
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[5,12]	9,175	9,205
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[5,12]	4,460	4,567
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[5,12]	2,210	2,249
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A2A, 2.71% 2021[12]	166	167
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 2021[12]	569	570
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24% 2022[12]	5,000	5,002
The Bond Fund of America — Page 33 of 49

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[12]	$6,030	$6,067
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[12]	2,752	2,757
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 2.976% 2025[2,5,12]	2,097	2,097
CarMaxAuto Owner Trust, Series 2019-2, Class A2A, 2.69% 2022[12]	844	848
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 2024[12]	1,160	1,176
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[12]	1,245	1,268
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[12]	650	665
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[2,5,12]	19,827	20,060
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 2021[5,12]	415	415
CPS Auto Receivables Trust, Series 2018-C, Class A, 2.87% 2021[5,12]	60	60
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[5,12]	243	243
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[5,12]	719	720
CPS Auto Receivables Trust, Series 2019-D, Class A, 2.17% 2022[5,12]	18,431	18,428
CPS Auto Receivables Trust, Series 2019-B, Class A, 2.89% 2022[5,12]	1,106	1,109
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[5,12]	5,143	5,153
CPS Auto Receivables Trust, Series 2018-D, Class A, 3.06% 2022[5,12]	500	501
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05% 2023[5,12]	1,240	1,247
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 2023[5,12]	2,000	2,021
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[5,12]	2,570	2,607
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[5,12]	2,169	2,179
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[5,12]	2,025	2,038
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[5,12]	5,325	5,408
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 1.92% 2035[2,12]	1,762	1,717
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 1.88% 2037[2,12]	2,786	2,684
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 1.89% 2037[2,12]	4,332	4,193
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[5,12]	93	93
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 2022[12]	571	572
Drive Auto Receivables Trust, Series 2019-2, Class A2A, 2.93% 2022[12]	158	158
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[5,12]	899	899
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 2023[12]	436	436
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[12]	4,660	4,708
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[12]	3,970	3,999
Drive Auto Receivables Trust, Series 2018-2, Class C, 3.63% 2024[12]	1,643	1,651
Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72% 2024[12]	134	135
Drive Auto Receivables Trust, Series 2018-1 Class D, 3.81% 2024[12]	70	71
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[12]	12,690	12,829
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[12]	8,760	8,908
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[12]	6,030	6,119
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[5,12]	8,766	8,788
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[5,12]	2,980	2,990
Drivetime Auto Owner Trust, Series 2018-3A, Class A, 3.26% 2022[5,12]	4,004	4,017
Drivetime Auto Owner Trust, Series 2018-3A, Class B, 3.56% 2022[5,12]	415	419
Drivetime Auto Owner Trust, Series 2019-4A, Class A, 2.17% 2023[5,12]	26,903	26,916
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[5,12]	1,570	1,575
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 2023[5,12]	812	812
Drivetime Auto Owner Trust, Series 2019-2A Class B, 2.99% 2023[5,12]	3,240	3,263
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[5,12]	2,156	2,158
Drivetime Auto Owner Trust, Series 2018-1A, Class C, 3.47% 2023[5,12]	7,586	7,613
Drivetime Auto Owner Trust, Series 2018-2A, Class C, 3.67% 2024[5,12]	135	136
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[5,12]	1,925	1,935
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[5,12]	2,870	2,872
The Bond Fund of America — Page 34 of 49

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drivetime Auto Owner Trust, Series 2019-2A Class C, 3.18% 2025[5,12]	$5,765	$5,837
Drivetime Auto Owner Trust, Series 2019-2A Class D, 3.48% 2025[5,12]	6,800	6,897
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[5,12]	750	750
Exeter Automobile Receivables Trust, Series 2016-3A, Class B, 2.84% 2021[5,12]	35	35
Exeter Automobile Receivables Trust, Series 2018-4A, Class A, 3.05% 2021[5,12]	179	179
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83% 2021[5,12]	87	87
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 2022[5,12]	10,674	10,704
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 2022[5,12]	4,341	4,355
Exeter Automobile Receivables Trust, Series 2019-4A, Class A, 2.18% 2023[5,12]	27,045	27,087
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.58% 2023[5,12]	8,200	8,234
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[5,12]	9,875	9,957
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[5,12]	15,200	15,293
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[5,12]	7,850	7,968
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 2024[5,12]	4,150	4,241
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[5,12]	9,000	9,071
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[5,12]	10,000	10,250
First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89% 2024[5,12]	1,344	1,354
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[5,12]	33,660	33,670
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[5,12]	108,460	113,901
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[5,12]	38,760	40,316
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[12]	119,060	119,376
Ford Credit Floorplan Master Owner Trust, Series 2019-4, Class A, 2.44% 2026[12]	4,501	4,516
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[5,12]	5,604	5,693
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[5,12]	11,865	11,706
GM Financial Automobile Leasing Trust, Series 2019-4, Class B, 2.04% 2025[12]	1,052	1,042
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.24% 2025[12]	1,521	1,507
GM Financial Automobile Leasing Trust, Series 2019-2, Class A4, 2.72% 2023[12]	2,633	2,660
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 2023[12]	765	771
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[12]	530	532
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87% 2024[12]	1,815	1,845
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class C, 3.07% 2024[12]	4,285	4,360
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A1, 2.22% 2022[5,12]	17,000	17,000
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class B, 2.58% 2022[5,12]	3,500	3,500
Henderson Receivables LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 1.94% 2041[2,5,12]	930	905
Henderson Receivables LLC, Series 2006-4A, Class A1, (1-month USD-LIBOR + 0.20%) 1.94% 2041[2,5,12]	795	788
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2016-4A, Class A, 2.65% 2022[5,12]	4,015	4,037
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[5,12]	13,235	13,549
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[5,12]	13,999	13,967
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[5,12]	9,194	9,481
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 2.722% 2035[2,12]	2,045	2,054
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 2024[5,12]	8,335	8,447
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 2.936% 2027[2,5,12]	17,779	17,782
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 3.016% 2027[2,5,12]	31,602	31,610
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[5,12]	3,940	3,964
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[5,12]	2,435	2,453
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 1.922% 2036[2,12]	294	287
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[12]	918	918
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[12]	780	781
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[12]	7,510	7,516
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 2022[12]	5,820	5,839
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[12]	266	267
Santander Drive Auto Receivables Trust, Series 2019-2, Class B, 2.79% 2024[12]	4,880	4,926
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[12]	4,975	5,076
The Bond Fund of America — Page 35 of 49

Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Retail Auto Lease Trust, Series 2019-A, Class A2A, 2.72% 2022[5,12]	$2,505	$2,521
Santander Retail Auto Lease Trust, Series 2019-A, Class 4, 2.82% 2023[5,12]	2,800	2,832
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 3.176% 2023[2,12]	—[1]	—[1]
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 3.776% 2023[2,12]	576	578
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[5,12]	1,374	1,375
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.031% 2025[2,5,12]	25,195	25,197
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 2025[12]	3,231	3,295
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[5,12]	2,587	2,583
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[5,12]	1,704	1,700
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[5,12]	5,569	5,653
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[5,12]	17,675	17,957
Toyota Auto Receivables Owner Trust, Series 2018-B, Class A2A, 2.64% 2021[12]	9,113	9,119
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A2A, 2.59% 2022[12]	10,000	10,026
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.57% 2023[12]	9,946	10,063
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[5,12]	5,689	5,670
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 2021[5,12]	2,500	2,504
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 2021[5,12]	3,000	3,006
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[5,12]	6,559	6,570
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 2022[5,12]	4,950	4,970
Verizon Owner Trust, Series 2019-C, Class A1A, 1.94% 2024[12]	972	971
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 2022[12]	51,381	51,435
Voya Ltd., CLO, Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 2.66% 2026[2,5,12]	4,109	4,110
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 2021[5,12]	5,304	5,307
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[5,12]	690	691
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[5,12]	14,233	14,258
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[5,12]	64,874	64,955
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[5,12]	7,010	7,030
Westlake Automobile Receivables Trust, Series 2018-1A, Class C, 2.92% 2023[5,12]	4,950	4,963
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[5,12]	1,040	1,044
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[5,12]	3,705	3,730
Westlake Automobile Receivables Trust, Series 2018-2A, Class C 3.50% 2024[5,12]	400	404
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 2025[12]	19,195	19,625
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[12]	38,700	38,763
		1,173,883
Municipals 1.60% Illinois 0.70%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	54,315	59,120
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	14,345	16,023
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	5,460	6,234
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[5]	7,760	9,882
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	46,032	48,048
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	143,390	154,698
G.O. Bonds, Series 2013-B, 3.65% 2020	4,745	4,759
G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,316
G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	7,471
G.O. Bonds, Series 2013-B, 4.91% 2027	3,250	3,396
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	6,960	8,167
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	820	824
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	3,155	3,334
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	6,495	6,973
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.05% 2024	1,905	2,071
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	6,205	6,859
The Bond Fund of America — Page 36 of 49

Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	$1,230	$1,240
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.827% 2021	2,065	2,136
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	436	452
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.61% 2050 (put 2025)[2]	6,275	6,319
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	1,120	1,193
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, Assured Guaranty Municipal insured, 0% 2056	6,000	1,599
Taxable G.O. Bonds, Series 2012-B, 4.85% 2022	2,305	2,391
		355,505
New York 0.26%
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2044	8,755	10,706
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2047	17,690	21,528
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,770	1,840
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2035	3,000	3,472
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2037	7,000	8,036
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2039	2,000	2,278
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 5.00% 2038	7,500	9,410
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-C-1, 4.00% 2040	10,840	12,244
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2019-A-3, 4.00% 2043	10,000	11,227
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 2050	25,000	27,826
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 4.00% 2042	21,540	24,356
		132,923
Texas 0.14%
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 2044	8,250	9,334
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 4.00% 2049	20,500	22,575
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,784
Spring Branch Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2019, 4.00% 2035	6,130	7,099
Spring Branch Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2019, 4.00% 2036	9,000	10,375
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2019-A, 4.00% 2054	15,000	16,790
		72,957
Washington 0.13%
G.O. Bonds, Series 2020-A, 5.00% 2042	32,595	40,484
G.O. Bonds, Series 2020-A, 5.00% 2043	20,000	24,787
		65,271
California 0.09%
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-E, AMT, 5.00% 2050	37,100	44,550
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	670	677
		45,227
Florida 0.07%
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2019-B, 4.00% 2049	30,000	33,297
The Bond Fund of America — Page 37 of 49

Bonds, notes & other debt instruments (continued) Municipals (continued) Michigan 0.03%	Principal amount (000)	Value (000)
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project Bonds), Series 2014-F-2, 4.60% 2022	$3,860	$3,929
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	13,270	13,999
		17,928
New Jersey 0.03%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	7,500	7,581
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	4,400	5,520
		13,101
Hawaii 0.02%
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 2044	4,000	4,513
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 2049	5,500	6,161
		10,674
Louisiana 0.02%
East Baton Rouge Sewerage Commission Rev. Ref. Bonds, Series 2019, 4.00% 2045	9,500	10,532
Tennessee 0.02%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 2045	1,120	1,178
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	695	721
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	2,945	3,093
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	3,680	3,882
		8,874
Minnesota 0.02%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	4,525	4,772
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	580	608
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	2,830	2,961
		8,341
South Carolina 0.01%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	840	895
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	3,635	3,808
		4,703
Puerto Rico 0.01%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-B, 5.35% 2027	4,805	4,697
Wisconsin 0.01%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	1,860	1,952
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	2,525	2,630
		4,582
Nebraska 0.01%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,020	1,058
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	3,215	3,376
		4,434
The Bond Fund of America — Page 38 of 49

Bonds, notes & other debt instruments (continued) Municipals (continued) Maine 0.01%	Principal amount (000)	Value (000)
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	$3,520	$3,662
Connecticut 0.01%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	3,220	3,359
Maryland 0.01%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	2,910	2,990
Kentucky 0.00%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,280	1,339
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	1,105	1,157
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds, Series 2016-A, 4.00% 2046	1,080	1,134
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	930	993
Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	745	780
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	720	755
Total municipals		809,215
Bonds & notes of governments & government agencies outside the U.S. 1.53%
Abu Dhabi (Emirate of) 2.50% 2029	1,800	1,797
Angola (Republic of) 8.00% 2029[5]	5,000	5,349
Argentine Republic 6.875% 2021	3,075	1,669
Argentine Republic 7.50% 2026	5,625	2,941
Argentine Republic 6.875% 2027	2,200	1,101
Argentine Republic 8.28% 2033[7]	4,984	3,081
Argentine Republic 0% 2035	25,700	629
Argentine Republic 6.875% 2048	13,230	6,379
Banque Centrale de Tunisie 5.625% 2024	€3,000	3,355
Benin (Republic of) 5.75% 2026	1,200	1,406
Brazil (Federative Republic of) 10.00% 2025	BRL12,016	3,435
Brazil (Federative Republic of) 6.00% 2045[4]	56,139	19,368
Buenos Aires (City of) 8.95% 2021	$670	697
Cameroon (Republic of) 9.50% 2025	1,500	1,687
Costa Rica (Republic of) 7.00% 2044	2,178	2,300
Cote d’Ivoire (Republic of) 6.375% 2028[5]	7,275	7,694
The Bond Fund of America — Page 39 of 49

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Cote d’Ivoire (Republic of) 5.25% 2030	€950	$1,089
Dominican Republic 7.50% 2021	$633	659
Dominican Republic 5.50% 2025[5]	10,380	11,202
Dominican Republic 5.50% 2025	1,640	1,770
Dominican Republic 6.875% 2026[5]	4,300	4,920
Dominican Republic 6.40% 2049[5]	1,648	1,812
Egypt (Arab Republic of) 4.55% 2023[5]	5,100	5,218
Egypt (Arab Republic of) 5.577% 2023[5]	1,690	1,771
Egypt (Arab Republic of) 4.75% 2026	€3,000	3,550
Egypt (Arab Republic of) 6.588% 2028[5]	$1,610	1,683
Egypt (Arab Republic of) 5.625% 2030	€1,060	1,229
Egypt (Arab Republic of) 7.50% 2032[5]	$5,100	5,355
Egypt (Arab Republic of) 8.50% 2047[5]	2,245	2,500
Gabonese Republic 6.375% 2024	2,010	2,104
Gabonese Republic 6.95% 2025	700	739
Greece (Hellenic Republic of) 3.45% 2024	€5,180	6,526
Greece (Hellenic Republic of) 3.375% 2025	6,145	7,847
Guatemala (Republic of) 4.50% 2026	$1,700	1,790
Guatemala (Republic of) 4.375% 2027	3,975	4,125
Honduras (Republic of) 8.75% 2020	15,197	16,039
Honduras (Republic of) 7.50% 2024	3,330	3,714
Honduras (Republic of) 6.25% 2027[5]	1,400	1,532
Honduras (Republic of) 6.25% 2027	968	1,059
India (Republic of) 8.60% 2028	INR1,015,200	15,905
India (Republic of) 7.61% 2030	2,386,030	35,016
India (Republic of) 7.88% 2030	1,667,000	24,943
Indonesia (Republic of) 3.75% 2022	$4,255	4,400
Indonesia (Republic of) 3.375% 2023	9,350	9,641
Iraq (Republic of) 5.80% 2028	5,150	5,054
Japan, Series 20, 0.10% 2025[4]	¥8,670,000	81,270
Japan, Series 21, 0.10% 2026[4]	1,528,035	14,373
Japan, Series 22, 0.10% 2027[4]	2,247,630	21,234
Japan Bank for International Cooperation 2.125% 2020	$21,400	21,431
Japan Bank for International Cooperation (3-month USD-LIBOR + 0.48%) 2.387% 2020[2]	23,448	23,470
Japan Bank for International Cooperation 3.125% 2021	76,664	78,198
Jordan (Hashemite Kingdom of) 6.125% 2026[5]	2,890	3,101
Jordan (Hashemite Kingdom of) 5.75% 2027[5]	615	650
Kazakhstan (Republic of) 6.50% 2045[5]	2,250	3,325
Kenya (Republic of) 6.875% 2024[5]	6,425	6,971
Kenya (Republic of) 8.00% 2032[5]	800	874
Kenya (Republic of) 8.25% 2048[5]	330	355
Kuwait (State of) 2.75% 2022[5]	2,150	2,186
Morocco (Kingdom of) 4.25% 2022	5,400	5,702
Morocco (Kingdom of) 5.50% 2042	7,200	8,846
Pakistan (Islamic Republic of) 5.50% 2021[5]	2,335	2,392
Pakistan (Islamic Republic of) 8.25% 2024	2,220	2,479
Pakistan (Islamic Republic of) 6.875% 2027	1,200	1,253
Pakistan (Islamic Republic of) 6.875% 2027[5]	1,100	1,149
Panama (Republic of) 3.75% 2026[5]	1,585	1,672
Panama (Republic of) 3.16% 2030	3,585	3,698
Panama (Republic of) 4.50% 2047	1,290	1,538
Paraguay (Republic of) 4.625% 2023	1,500	1,588
Paraguay (Republic of) 5.00% 2026	4,485	4,969
Paraguay (Republic of) 5.00% 2026[5]	1,575	1,745
Paraguay (Republic of) 4.70% 2027[5]	850	937
The Bond Fund of America — Page 40 of 49

Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Paraguay (Republic of) 5.60% 2048[5]	$1,980	$2,323
Poland (Republic of) 3.25% 2026	6,600	7,011
Portuguese Republic 5.125% 2024	1,725	1,941
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[5]	3,719	3,905
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[5]	2,050	2,264
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[5]	685	842
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[5]	655	846
Qatar (State of) 3.875% 2023[5]	10,830	11,450
Qatar (State of) 4.50% 2028[5]	5,115	5,870
Romania 2.875% 2029	€1,400	1,777
Romania 3.50% 2034	6,485	8,207
Romania 3.375% 2038	2,200	2,691
Romania 4.625% 2049	2,900	4,025
Russian Federation 7.00% 2023	RUB111,000	1,860
Russian Federation 4.375% 2029	$4,000	4,455
Russian Federation 8.50% 2031	RUB37,360	712
Russian Federation 7.70% 2033	10,350	186
Russian Federation 7.25% 2034	55,290	961
Russian Federation 5.10% 2035[5]	$800	960
Saudi Arabia (Kingdom of) 2.375% 2021[5]	750	754
Saudi Arabia (Kingdom of) 3.25% 2026[5]	4,170	4,326
Saudi Arabia (Kingdom of) 3.625% 2028[5]	3,110	3,290
Saudi Arabia (Kingdom of) 3.625% 2028	1,800	1,904
Senegal (Republic of) 4.75% 2028	€4,000	4,744
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	$700	682
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	800	804
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	6,000	5,937
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[5]	955	898
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[5]	320	307
Turkey (Republic of) 4.25% 2026	9,300	8,699
Turkey (Republic of) 4.875% 2026	2,380	2,279
Ukraine Government 7.75% 2021	7,900	8,376
Ukraine Government 6.75% 2026	€3,905	4,929
Ukraine Government 7.75% 2026	$3,500	3,835
United Kingdom 0.125% 2041[4]	£11,065	22,671
United Mexican States 5.75% 2110	$4,700	5,576
United Mexican States, Series M, 8.00% 2023	MXN1,540,000	84,918
Uruguay (Oriental Republic of) 8.50% 2028	UYU224,725	5,167
		773,868
Total bonds, notes & other debt instruments (cost: $47,187,947,000)		48,369,176
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, noncumulative, preferred shares[5]	6,250	4,219
Total preferred securities (cost: $5,820,000)		4,219
Common stocks 0.01% Health care 0.01%
Rotech Healthcare Inc.[8,9,14,15]	342,069	6,841
The Bond Fund of America — Page 41 of 49

Common stocks (continued) Information technology 0.00%	Shares	Value (000)
Corporate Risk Holdings I, Inc.[8,9,14]	188,850	$22
Total common stocks (cost: $12,646,000)		6,863
Short-term securities 5.75% Money market investments 5.70%
Capital Group Central Cash Fund 1.73%[16]	28,748,660	2,874,866
Other short-term securities 0.05%	Principal amount (000)
Nigerian Treasury Bill 12.14% due 2/27/2020	NGN9,545,000	25,918
Total short-term securities (cost: $2,898,112,000)		2,900,784
Total investment securities 101.65% (cost: $50,104,525,000)		51,281,042
Other assets less liabilities (1.65)%		(833,950)
Net assets 100.00%		$50,447,092
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[17] (000)	Value at 12/31/2019[18] (000)	Unrealized (depreciation) appreciation at 12/31/2019 (000)
30 Day Federal Funds Futures	Long	2,048	January 2020	$853,402	$840,153	$(537)
90 Day Euro Dollar Futures	Long	746	March 2020	186,500	183,264	(270)
90 Day Euro Dollar Futures	Long	2,697	March 2021	674,250	663,732	(461)
2 Year U.S. Treasury Note Futures	Long	41,046	April 2020	8,209,200	8,845,413	(1,825)
5 Year Euro-Bobl Futures	Long	1,575	March 2020	€157,500	236,081	(639)
5 Year U.S. Treasury Note Futures	Long	65,414	April 2020	$6,541,400	7,758,714	(26,569)
10 Year Euro-Bund Futures	Long	182	March 2020	€18,200	34,805	(321)
10 Year U.S. Treasury Note Futures	Long	12,816	March 2020	$1,281,600	1,645,855	(10,353)
10 Year Ultra U.S. Treasury Note Futures	Short	10,528	March 2020	(1,052,800)	(1,481,323)	15,245
20 Year U.S. Treasury Bond Futures	Long	2,500	March 2020	250,000	389,766	(6,924)
30 Year Euro-Buxl Futures	Long	277	March 2020	€27,700	61,639	(1,715)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,493	March 2020	$349,300	634,525	(17,963)
						$(52,332)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2019 (000)
Purchases (000)	Sales (000)
EUR109,690	USD122,168	Citibank	1/6/2020	$917
EUR5,310	USD5,912	Bank of New York Mellon	1/6/2020	47
EUR500	USD555	Standard Chartered Bank	1/6/2020	6
USD5,724	EUR5,156	JPMorgan Chase	1/6/2020	(62)
JPY3,381,918	USD31,230	UBS AG	1/6/2020	(94)
USD25,803	MXN504,000	Goldman Sachs	1/6/2020	(832)
USD127,270	EUR115,000	Morgan Stanley	1/6/2020	(1,774)
The Bond Fund of America — Page 42 of 49

Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2019 (000)
Purchases (000)	Sales (000)
CAD5,432	USD4,087	HSBC Bank	1/7/2020	$96
USD636	EUR575	HSBC Bank	1/7/2020	(10)
USD35,423	MXN691,600	Barclays Bank PLC	1/7/2020	(1,121)
KRW161,956,500	USD138,572	Citibank	1/9/2020	1,505
KRW161,956,500	USD138,608	JPMorgan Chase	1/9/2020	1,470
COP80,099,000	USD23,186	Citibank	1/9/2020	1,171
USD2,107	EUR1,895	Morgan Stanley	1/9/2020	(20)
USD3,849	INR277,800	JPMorgan Chase	1/9/2020	(40)
USD3,367	BRL14,170	Goldman Sachs	1/9/2020	(154)
USD27,615	KRW32,275,000	Citibank	1/9/2020	(300)
USD19,226	BRL81,100	JPMorgan Chase	1/9/2020	(927)
USD66,640	INR4,797,850	JPMorgan Chase	1/10/2020	(513)
MXN59,800	USD3,098	HSBC Bank	1/13/2020	58
GBP2,060	USD2,713	Bank of America	1/13/2020	17
USD645	GBP490	Bank of America	1/13/2020	(4)
USD1,832	EUR1,650	HSBC Bank	1/13/2020	(20)
USD4,293	CAD5,682	JPMorgan Chase	1/13/2020	(83)
USD11,794	SEK112,000	UBS AG	1/13/2020	(171)
USD19,644	SGD26,700	Standard Chartered Bank	1/13/2020	(210)
USD40,806	MXN788,295	Barclays Bank PLC	1/13/2020	(805)
NZD21,970	USD14,381	Citibank	1/14/2020	413
USD26,712	JPY2,891,581	Bank of New York Mellon	1/14/2020	78
USD14,722	NZD21,970	Goldman Sachs	1/14/2020	(71)
USD19,753	JPY2,137,809	Goldman Sachs	1/15/2020	61
CAD250	USD190	Bank of America	1/15/2020	3
USD13,817	MXN262,000	Goldman Sachs	1/15/2020	(8)
USD3,779	EUR3,385	Bank of New York Mellon	1/15/2020	(21)
USD11,593	MXN222,520	Citibank	1/15/2020	(149)
GBP17,500	USD22,928	Barclays Bank PLC	1/16/2020	264
USD28,072	GBP21,000	Goldman Sachs	1/16/2020	242
JPY1,769,000	USD16,259	Citibank	1/16/2020	37
USD2,150	MXN41,200	Citibank	1/16/2020	(24)
USD20,182	GBP15,330	Barclays Bank PLC	1/16/2020	(134)
AUD17,424	USD12,006	Citibank	1/17/2020	227
USD4,842	EUR4,326	Morgan Stanley	1/17/2020	(16)
EUR23,410	MXN500,000	Goldman Sachs	1/17/2020	(89)
EUR66,325	USD74,196	Goldman Sachs	1/23/2020	311
EUR205	USD229	Citibank	1/23/2020	1
AUD23,900	USD16,404	Citibank	1/24/2020	378
EUR53,409	USD59,569	UBS AG	1/27/2020	444
USD152,634	EUR136,861	JPMorgan Chase	1/27/2020	(1,149)
USD3,440	INR245,150	Standard Chartered Bank	1/28/2020	15
				$(1,040)
The Bond Fund of America — Page 43 of 49

Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
1.555%	U.S. EFFR	1/29/2020	$12,969,200	$27	$—	$27
1.553%	U.S. EFFR	1/29/2020	8,686,900	5	—	5
1.538%	U.S. EFFR	1/29/2020	12,696,600	(141)	—	(141)
1.5365%	U.S. EFFR	1/29/2020	15,449,600	(189)	—	(189)
1.535%	U.S. EFFR	1/29/2020	16,208,200	(218)	—	(218)
U.S. EFFR	1.558%	3/18/2020	5,375,000	44	—	44
U.S. EFFR	1.56%	3/18/2020	5,375,000	29	—	29
1.515%	U.S. EFFR	3/18/2020	3,631,900	(241)	—	(241)
1.531%	U.S. EFFR	3/18/2020	7,562,300	(338)	—	(338)
1.5305%	U.S. EFFR	3/18/2020	8,188,200	(372)	—	(372)
1.5155%	U.S. EFFR	3/18/2020	7,679,000	(505)	—	(505)
1.5135%	U.S. EFFR	3/18/2020	7,677,700	(526)	—	(526)
1.5435%	U.S. EFFR	4/29/2020	18,003,900	(202)	—	(202)
1.535%	U.S. EFFR	4/29/2020	14,249,900	(300)	—	(300)
2.898%	3-month USD-LIBOR	8/3/2020	155,000	977	—	977
3-month USD-LIBOR	2.806%	8/29/2020	194,600	(1,268)	—	(1,268)
1.4555%	U.S. EFFR	12/10/2020	705,400	(422)	—	(422)
1.454%	U.S. EFFR	12/10/2020	834,600	(511)	—	(511)
1.491%	U.S. EFFR	12/16/2020	770,100	(191)	—	(191)
1.487%	U.S. EFFR	12/16/2020	759,900	(218)	—	(218)
1.4995%	U.S. EFFR	12/20/2020	1,540,000	(232)	—	(232)
2.346%	U.S. EFFR	2/26/2021	118,000	1,074	—	1,074
2.1125%	U.S. EFFR	3/28/2021	382,000	2,592	—	2,592
2.103%	U.S. EFFR	3/28/2021	297,000	1,980	—	1,980
3-month USD-LIBOR	2.367%	3/28/2021	1,386,800	(10,627)	—	(10,627)
2.19875%	U.S. EFFR	5/7/2021	367,600	3,174	—	3,174
3-month USD-LIBOR	2.312%	5/23/2021	318,000	(2,607)	—	(2,607)
1.355%	U.S. EFFR	10/24/2021	243,600	(409)	—	(409)
1.339%	U.S. EFFR	10/24/2021	443,000	(871)	—	(871)
1.3065%	U.S. EFFR	10/25/2021	315,500	(803)	—	(803)
1.305%	U.S. EFFR	10/25/2021	343,900	(884)	—	(884)
1.39%	U.S. EFFR	10/31/2021	700,800	(701)	—	(701)
1.3615%	U.S. EFFR	11/1/2021	2,832,100	(4,300)	—	(4,300)
1.332%	U.S. EFFR	11/4/2021	181,000	(372)	—	(372)
1.281%	U.S. EFFR	11/4/2021	2,835,800	(8,482)	—	(8,482)
1.4025%	U.S. EFFR	11/7/2021	351,000	(269)	—	(269)
U.S. EFFR	1.335%	11/26/2021	1,463,000	2,971	—	2,971
2.326%	U.S. EFFR	1/2/2022	1,450,000	25,566	—	25,566
8.54%	28-day MXN-TIIE	1/6/2022	MXN884,158	1,667	—	1,667
8.44%	28-day MXN-TIIE	1/7/2022	995,842	1,780	—	1,780
2.197%	U.S. EFFR	4/18/2022	$369,200	5,983	—	5,983
3-month USD-LIBOR	2.321%	5/2/2022	469,700	(6,962)	—	(6,962)
6.99%	28-day MXN-TIIE	6/17/2022	MXN655,000	301	—	301
1.8475%	3-month USD-LIBOR	7/11/2022	$210,200	905	—	905
2.5775%	U.S. EFFR	7/16/2022	1,001,820	11,622	—	11,622
3-month USD-LIBOR	1.948%	7/28/2022	630,000	(4,365)	—	(4,365)
2.80%	3-month USD-LIBOR	9/2/2022	785,000	17,884	—	17,884
2.009%	3-month USD-LIBOR	10/4/2022	272,000	2,446	—	2,446
2.1045%	3-month USD-LIBOR	10/31/2022	110,000	1,308	—	1,308
3-month USD-LIBOR	2.7454%	3/8/2023	417,000	(13,817)	—	(13,817)
The Bond Fund of America — Page 44 of 49

Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
3-month USD-LIBOR	2.733%	3/8/2023	$775,000	$(25,381)	$—	$(25,381)
3-month USD-LIBOR	2.9415%	5/14/2023	22,700	(938)	—	(938)
2.5815%	U.S. EFFR	5/25/2023	459,000	16,984	—	16,984
1.615%	3-month USD-LIBOR	8/18/2023	270,000	(283)	—	(283)
U.S. EFFR	2.4435%	12/20/2023	62,076	(2,388)	—	(2,388)
U.S. EFFR	2.45375%	12/20/2023	556,063	(21,610)	—	(21,610)
U.S. EFFR	2.4325%	12/21/2023	138,000	(5,252)	—	(5,252)
2.21875%	U.S. EFFR	3/14/2024	349,000	10,516	—	10,516
3-month USD-LIBOR	2.18075%	3/29/2024	74,400	(1,461)	—	(1,461)
3-month USD-LIBOR	2.194%	3/29/2024	74,900	(1,511)	—	(1,511)
3-month USD-LIBOR	2.21875%	3/29/2024	78,700	(1,668)	—	(1,668)
3-month USD-LIBOR	2.221%	4/1/2024	63,000	(1,348)	—	(1,348)
3-month USD-LIBOR	2.30%	4/2/2024	50,000	(1,232)	—	(1,232)
2.314%	3-month USD-LIBOR	5/9/2024	571,400	14,659	—	14,659
3-month USD-LIBOR	2.293%	5/10/2024	73,450	(1,820)	—	(1,820)
7.79%	28-day MXN-TIIE	5/31/2024	MXN1,150,000	2,839	—	2,839
3-month USD-LIBOR	1.93%	6/12/2024	$22,250	(212)	—	(212)
3-month USD-LIBOR	1.7935%	7/12/2024	135,000	(474)	—	(474)
3-month USD-LIBOR	1.556%	11/27/2024	261,800	2,153	—	2,153
3-month USD-LIBOR	1.561%	11/27/2024	261,700	2,090	—	2,090
3-month USD-LIBOR	1.554%	11/27/2024	222,600	1,851	—	1,851
3-month USD-LIBOR	1.5335%	11/29/2024	261,900	2,421	—	2,421
2.768%	3-month USD-LIBOR	1/29/2025	230,000	4,051	—	4,051
6-month JPY-LIBOR	0.5327%	3/4/2025	¥6,100,000	(1,448)	—	(1,448)
2.524%	3-month USD-LIBOR	4/14/2025	$123,000	4,672	—	4,672
3-month USD-LIBOR	1.867%	7/11/2025	297,400	(505)	—	(505)
2.354%	3-month USD-LIBOR	9/25/2025	420,000	12,229	—	12,229
6-month JPY-LIBOR	0.46995%	11/17/2025	¥6,250,000	(1,435)	—	(1,435)
6-month JPY-LIBOR	0.3822%	1/15/2026	5,100,000	(941)	—	(941)
6-month JPY-LIBOR	0.228%	2/8/2026	8,500,000	(846)	—	(846)
6-month JPY-LIBOR	0.20125%	2/18/2026	8,240,000	(700)	—	(700)
0.1223%	6-month JPY-LIBOR	5/11/2026	2,000,000	79	—	79
0.1173%	6-month JPY-LIBOR	5/13/2026	1,000,000	37	—	37
0.10855%	6-month JPY-LIBOR	5/16/2026	2,000,000	63	—	63
0.0188%	6-month JPY-LIBOR	6/16/2026	1,000,000	(23)	—	(23)
(0.00395)%	6-month JPY-LIBOR	6/17/2026	2,000,000	(73)	—	(73)
28-day MXN-TIIE	8.07%	1/1/2027	MXN910,000	(3,837)	—	(3,837)
0.22855%	6-month JPY-LIBOR	1/12/2027	¥7,700,000	802	—	802
28-day MXN-TIIE	8.135%	1/14/2027	MXN515,000	(2,280)	—	(2,280)
28-day MXN-TIIE	7.47%	4/5/2027	290,000	(702)	—	(702)
28-day MXN-TIIE	7.625%	5/20/2027	410,000	(1,200)	—	(1,200)
28-day MXN-TIIE	7.865%	12/8/2027	189,000	(723)	—	(723)
3-month USD-LIBOR	2.446%	1/8/2028	$42,000	(1,965)	—	(1,965)
2.91%	3-month USD-LIBOR	2/1/2028	88,800	4,010	—	4,010
2.908%	3-month USD-LIBOR	2/1/2028	88,900	4,007	—	4,007
2.925%	3-month USD-LIBOR	2/1/2028	71,100	3,260	—	3,260
2.92%	3-month USD-LIBOR	2/2/2028	67,200	3,065	—	3,065
3-month USD-LIBOR	2.891%	3/9/2028	45,000	(3,669)	—	(3,669)
U.S. EFFR	2.471%	3/27/2028	190,100	(12,803)	—	(12,803)
U.S. EFFR	2.4575%	3/29/2028	224,497	(14,886)	—	(14,886)
The Bond Fund of America — Page 45 of 49

Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
U.S. EFFR	2.424%	3/30/2028	$189,960	$(12,102)	$—	$(12,102)
2.919%	3-month USD-LIBOR	7/16/2028	89,800	7,736	—	7,736
6-month GBP-LIBOR	1.6567%	9/28/2028	£53,200	(4,018)	—	(4,018)
3-month USD-LIBOR	2.724%	2/5/2029	$301,173	(22,026)	—	(22,026)
3-month USD-LIBOR	2.7435%	2/6/2029	301,183	(22,523)	—	(22,523)
3-month USD-LIBOR	2.3665%	3/27/2029	65,000	(2,801)	—	(2,801)
3-month USD-LIBOR	2.4775%	4/4/2029	24,000	(1,264)	—	(1,264)
3-month USD-LIBOR	2.493%	4/8/2029	27,500	(1,486)	—	(1,486)
3-month USD-LIBOR	2.566%	4/24/2029	45,000	(2,719)	—	(2,719)
3-month USD-LIBOR	2.5525%	4/25/2029	36,400	(2,157)	—	(2,157)
3-month USD-LIBOR	1.9675%	6/21/2029	12,000	(99)	—	(99)
3-month USD-LIBOR	1.995%	7/19/2029	27,500	(288)	—	(288)
3-month USD-LIBOR	1.62105%	8/7/2029	169,000	3,865	—	3,865
1.63521%	3-month USD-LIBOR	8/8/2029	77,090	(1,668)	—	(1,668)
6.89%	28-day MXN-TIIE	8/9/2029	MXN94,700	32	—	32
U.S. EFFR	1.485%	10/23/2029	$73,400	1,117	—	1,117
U.S. EFFR	1.4869%	10/23/2029	67,000	1,008	—	1,008
U.S. EFFR	1.453%	10/24/2029	85,100	1,545	—	1,545
U.S. EFFR	1.4741%	10/24/2029	85,300	1,384	—	1,384
U.S. EFFR	1.4495%	10/24/2029	63,000	1,164	—	1,164
U.S. EFFR	1.446%	10/24/2029	8,200	154	—	154
1.419%	U.S. EFFR	11/26/2029	310,000	(6,735)	—	(6,735)
3-month USD-LIBOR	2.679%	4/14/2030	65,500	(4,659)	—	(4,659)
3-month USD-LIBOR	3.005%	9/2/2030	160,300	(15,808)	—	(15,808)
3-month USD-LIBOR	2.514%	9/25/2030	223,000	(11,925)	—	(11,925)
3-month USD-LIBOR	1.87%	8/18/2031	57,000	558	—	558
3-month USD-LIBOR	2.8672%	1/29/2033	50,700	(3,552)	—	(3,552)
2.523%	3-month USD-LIBOR	12/8/2035	5,000	352	—	352
2.432%	3-month USD-LIBOR	9/21/2037	2,000	118	—	118
3-month USD-LIBOR	2.986%	2/1/2038	43,100	(2,479)	—	(2,479)
3-month USD-LIBOR	2.963%	2/1/2038	53,100	(2,958)	—	(2,958)
3-month USD-LIBOR	2.9625%	2/1/2038	53,300	(2,967)	—	(2,967)
3-month USD-LIBOR	2.967%	2/2/2038	41,500	(2,324)	—	(2,324)
2.987%	3-month USD-LIBOR	2/7/2038	37,000	5,389	—	5,389
3.193%	3-month USD-LIBOR	5/21/2038	45,000	8,081	—	8,081
3.062%	3-month USD-LIBOR	7/31/2038	23,500	3,764	—	3,764
2.835%	3-month USD-LIBOR	1/10/2039	21,500	2,703	—	2,703
6-month GBP-LIBOR	1.5872%	2/5/2039	£4,250	(464)	—	(464)
6-month GBP-LIBOR	1.5877%	2/5/2039	7,300	(797)	—	(797)
2.874%	3-month USD-LIBOR	2/6/2039	$13,900	1,839	—	1,839
2.7055%	3-month USD-LIBOR	4/17/2039	41,900	4,426	—	4,426
3-month USD-LIBOR	2.6785%	9/4/2045	45,000	(5,447)	—	(5,447)
3-month USD-LIBOR	2.525%	10/20/2045	28,000	(2,515)	—	(2,515)
3-month USD-LIBOR	2.516%	10/20/2045	42,000	(3,694)	—	(3,694)
3-month USD-LIBOR	2.5315%	10/26/2045	40,000	(3,648)	—	(3,648)
3-month USD-LIBOR	2.57082%	11/6/2045	123,000	(12,221)	—	(12,221)
3-month USD-LIBOR	2.57067%	11/9/2045	13,200	(1,312)	—	(1,312)
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	(1,507)	—	(1,507)
3-month USD-LIBOR	2.59125%	12/16/2045	45,000	(4,677)	—	(4,677)
3-month USD-LIBOR	2.4095%	1/14/2046	15,000	(995)	—	(995)
The Bond Fund of America — Page 46 of 49

Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
2.5095%	3-month USD-LIBOR	7/24/2047	$3,000	$272	$—	$272
U.S. EFFR	2.172%	11/8/2047	30,000	(2,126)	—	(2,126)
U.S. EFFR	2.155%	11/10/2047	18,850	(1,266)	—	(1,266)
U.S. EFFR	2.5635%	2/12/2048	135,836	(21,414)	—	(21,414)
2.98%	3-month USD-LIBOR	3/15/2048	8,400	1,644	—	1,644
2.9625%	3-month USD-LIBOR	3/15/2048	8,400	1,612	—	1,612
2.917%	3-month USD-LIBOR	3/16/2048	16,700	3,036	—	3,036
2.9075%	3-month USD-LIBOR	4/16/2048	7,000	1,260	—	1,260
3.22859%	3-month USD-LIBOR	10/31/2048	60,560	15,445	—	15,445
3.236%	3-month USD-LIBOR	10/31/2048	16,250	4,171	—	4,171
3-month USD-LIBOR	2.8755%	1/31/2049	157,500	(27,829)	—	(27,829)
2.7065%	3-month USD-LIBOR	5/2/2049	63,800	8,890	—	8,890
3-month USD-LIBOR	2.641%	5/9/2049	127,500	(15,879)	—	(15,879)
2.5625%	3-month USD-LIBOR	5/15/2049	125,200	13,368	—	13,368
3-month USD-LIBOR	2.381%	5/31/2049	14,500	(951)	—	(951)
3-month USD-LIBOR	1.934%	12/12/2049	47,520	1,733	—	1,733
3-month USD-LIBOR	1.935%	12/17/2049	104,310	3,783	—	3,783
3-month USD-LIBOR	2.007%	12/19/2049	43,400	854	—	854
3-month USD-LIBOR	2.068%	12/24/2049	87,140	495	—	495
3-month USD-LIBOR	2.045%	12/27/2049	96,900	1,068	—	1,068
					$—	$(133,268)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments (000)	Unrealized depreciation at 12/31/2019 (000)
CDX.NA.IG.33	1.00%/Quarterly	12/20/2024	$1,574,885	$(40,830)	$(33,522)	$(7,308)
CDX.NA.HY.33	5.00%/Quarterly	12/20/2024	421,402	(40,596)	(29,257)	(11,339)
					$(62,779)	$(18,647)
The Bond Fund of America — Page 47 of 49

[1]	Amount less than one thousand.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $308,172,000, which represented .61% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,914,562,000, which represented 9.74% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $32,455,000, which represented .06% of the net assets of the fund.
[9]	Value determined using significant unobservable inputs.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $16,533,000, which represented .03% of the net assets of the fund.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[13]	Purchased on a TBA basis.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[16]	Rate represents the seven-day yield at 12/31/2019.
[17]	Notional amount is calculated based on the number of contracts and notional contract size.
[18]	Value is calculated based on the notional amount and current market price.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$12,646	$6,841.01%
Key to abbreviations and symbols
Agcy. = Agency	ICE = Intercontinental Exchange, Inc.
AMT = Alternative Minimum Tax	INR = Indian rupees
AUD = Australian dollars	JPY/¥ = Japanese yen
Auth. = Authority	KRW = South Korean won
BRL = Brazilian reais	LIBOR = London Interbank Offered Rate
CAD = Canadian dollars	MXN = Mexican pesos
CLO = Collateralized Loan Obligations	NGN = Nigerian naira
COP = Colombian pesos	NZD = New Zealand dollars
Dept. = Department	Ref. = Refunding
Dev. = Development	Rev. = Revenue
Dist. = District	RUB = Russian rubles
Econ. = Economic	SEK = Swedish kronor
EFFR = Effective Federal Funds Rate	SGD = Singapore dollars
EUR/€ = Euros	SIFMA = Securities Industry and Financial Markets Association
Fac. = Facility	SOFR = Secured Overnight Financing Rate
Facs. = Facilities	TBA = To-be-announced
Fin. = Finance	TIIE = Equilibrium Interbank Interest Rate
G.O. = General Obligation	USD/$ = U.S. dollars
GBP/£ = British pounds	UYU = Uruguayan pesos
The Bond Fund of America — Page 48 of 49

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-008-0220O-S73177	The Bond Fund of America — Page 49 of 49

Summary investment portfolio December 31, 2019

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	42.86%
AAA/Aaa	23.42
AA/Aa	3.24
A/A	9.70
BBB/Baa	13.66
Below investment grade	3.01
Unrated	.01
Short-term securities & other assets less liabilities	4.10

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 95.88%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 42.86%
U.S. Treasury 39.79%
U.S. Treasury 1.625% 2021	$232,662	$232,759
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.30%) 1.826% 2021[1]	515,888	516,708
U.S. Treasury 2.125% 2021	250,000	251,832
U.S. Treasury 2.50% 2021[2]	1,245,000	1,257,550
U.S. Treasury 1.50% 2022	255,000	254,355
U.S. Treasury 1.625% 2022	252,000	252,081
U.S. Treasury 1.875% 2022[2]	371,200	373,902
U.S. Treasury 1.875% 2022	281,500	283,245
U.S. Treasury 2.00% 2022	399,550	403,793
U.S. Treasury 2.00% 2022	220,460	222,876
U.S. Treasury 2.125% 2022[2]	460,830	467,673
U.S. Treasury 1.50% 2023[2]	417,860	416,251
U.S. Treasury 2.50% 2023	205,735	211,971
U.S. Treasury 2.625% 2023	438,800	452,236
U.S. Treasury 2.625% 2023	211,578	219,512
U.S. Treasury 2.75% 2023	270,000	279,898
U.S. Treasury 2.875% 2023	396,200	414,184
U.S. Treasury 2.875% 2023	242,729	253,567
U.S. Treasury 1.50% 2024	436,720	433,121
U.S. Treasury 1.50% 2024	268,281	266,070
U.S. Treasury 1.75% 2024	320,202	321,252
U.S. Treasury 1.75% 2024	209,857	210,554
U.S. Treasury 2.00% 2024	723,650	733,745
U.S. Treasury 2.125% 2024	550,850	561,955
U.S. Treasury 2.375% 2024	230,233	236,825
U.S. Treasury 2.75% 2025[2]	992,493	1,043,944
U.S. Treasury 2.875% 2025	287,175	304,248
U.S. Treasury 1.625% 2026	227,900	225,097
U.S. Treasury 1.75% 2026	215,000	213,807
U.S. Treasury 1.875% 2026	442,000	444,020
U.S. Treasury 1.875% 2026	315,013	316,588

6	The Bond Fund of America

	Principal amount (000)	Value (000)
U.S. Treasury 2.25% 2027	$220,486	$226,805
U.S. Treasury 1.625% 2029	391,863	381,718
U.S. Treasury 1.75% 2029	585,353	576,438
U.S. Treasury 2.25% 2049	909,217	882,213
U.S. Treasury 2.375% 2049[2]	259,800	258,948
U.S. Treasury 2.875% 2049[2]	263,569	290,564
U.S. Treasury 1.13%–4.63% 2020–2049[2]	5,234,400	5,379,124
		20,071,429

U.S. Treasury inflation-protected securities 3.07%
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	230,711	234,379
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]	290,375	295,214
U.S. Treasury Inflation-Protected Security 0.25% 2029[3]	294,654	297,918
U.S. Treasury Inflation-Protected Security 1.00% 2049[2,3]	269,614	300,088
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2024–2047[2,3]	403,518	422,052
		1,549,651

Total U.S. Treasury bonds & notes		21,621,080

Corporate bonds & notes 26.43%
Financials 5.98%
Other securities		3,014,536

Health care 4.43%
Teva Pharmaceutical Finance Co. BV 2.80% 2023	235,098	218,544
Teva Pharmaceutical Finance Co. BV 2.20%–7.13% 2021–2046[4]	419,771	376,724
Other securities		1,640,607
		2,235,875

Energy 3.35%
Other securities		1,690,523

Utilities 2.63%
Other securities		1,328,643

Consumer staples 2.45%
Other securities		1,236,564

Consumer discretionary 2.27%
Other securities		1,143,695

Information technology 1.47%
Other securities		739,968

Industrials 1.41%
Other securities		711,889

Other 2.44%
Other securities		1,229,636

Total corporate bonds & notes		13,331,329

Mortgage-backed obligations 21.13%
Federal agency mortgage-backed obligations 20.20%
Fannie Mae Pool #CA4858 3.00% 2049[5]	288,941	295,251
Fannie Mae Pool #MA3905 3.00% 2050[5]	207,487	210,387
Fannie Mae 0%–9.50% 2022–2058[1,4,5]	2,608,363	2,701,091
Freddie Mac Pool #SD7507 3.00% 2049[5]	418,035	430,200
Freddie Mac Pool #SD8005 3.50% 2049[5]	303,532	311,878
Freddie Mac 0%–7.50% 2023–2050[1,5]	2,436,865	2,517,604
Government National Mortgage Assn. Pool #MA6339 3.50% 2049[5]	197,169	204,301
Government National Mortgage Assn. Pool #MA5987 4.50% 2049[5]	199,495	209,211

The Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. 2.50%–6.64% 2028–2065[5,6]	$1,292,099	$1,344,542
Uniform Mortgage-Backed Security 3.00% 2035[5,6]	871,005	891,902
Uniform Mortgage-Backed Securities 2.50%–4.50% 2035–2050[5,6]	83,481	84,760
Other securities		989,940
		10,191,067

Other 0.93%
Other securities		468,734

Total mortgage-backed obligations		10,659,801

Other 5.46%
Other securities		2,756,966

Total bonds, notes & other debt instruments (cost: $47,187,947,000)		48,369,176

Preferred securities 0.01%	Shares
Financials 0.01%
Other securities		4,219

Total preferred securities (cost: $5,820,000)		4,219

Common stocks 0.01%
Other 0.01%
Other securities		6,863

Total common stocks (cost: $12,646,000)		6,863

Short-term securities 5.75%
Money market investments 5.70%
Capital Group Central Cash Fund 1.73%[7]	28,748,660	2,874,866

	Principal amount (000)
Other short-term securities 0.05%
Other securities		25,918

Total short-term securities (cost: $2,898,112,000)		2,900,784
Total investment securities 101.65% (cost: $50,104,525,000)		51,281,042
Other assets less liabilities (1.65)%		(833,950)

Net assets 100.00%		$50,447,092

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $32,455,000, which represented .06% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $16,533,000, which represented ..03% of the net assets of the fund. One security in “Other securities” (with a value of $6,841,000, an aggregate cost of $12,646,000, and which represented .01% of the net assets of the fund) was acquired on 9/26/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

8	The Bond Fund of America

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[8]	Value at 12/31/2019 (000)	[9]	Unrealized (depreciation) appreciation at 12/31/2019 (000)
30 Day Federal Funds Futures	Long	2,048	January 2020	$853,402		$840,153		$(537)
90 Day Euro Dollar Futures	Long	746	March 2020	186,500		183,264		(270)
90 Day Euro Dollar Futures	Long	2,697	March 2021	674,250		663,732		(461)
2 Year U.S. Treasury Note Futures	Long	41,046	April 2020	8,209,200		8,845,413		(1,825)
5 Year Euro-Bobl Futures	Long	1,575	March 2020	€157,500		236,081		(639)
5 Year U.S. Treasury Note Futures	Long	65,414	April 2020	$6,541,400		7,758,714		(26,569)
10 Year Euro-Bund Futures	Long	182	March 2020	€18,200		34,805		(321)
10 Year U.S. Treasury Note Futures	Long	12,816	March 2020	$1,281,600		1,645,855		(10,353)
10 Year Ultra U.S. Treasury Note Futures	Short	10,528	March 2020		(1,052,800)		(1,481,323)	15,245
20 Year U.S. Treasury Bond Futures	Long	2,500	March 2020	250,000		389,766		(6,924)
30 Year Euro-Buxl Futures	Long	277	March 2020	€27,700		61,639		(1,715)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,493	March 2020	$349,300		634,525		(17,963)
								$(52,332)

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2019 (000)
EUR109,690	USD122,168	Citibank	1/6/2020	$917
EUR5,310	USD5,912	Bank of New York Mellon	1/6/2020	47
EUR500	USD555	Standard Chartered Bank	1/6/2020	6
USD5,724	EUR5,156	JPMorgan Chase	1/6/2020	(62)
JPY3,381,918	USD31,230	UBS AG	1/6/2020	(94)
USD25,803	MXN504,000	Goldman Sachs	1/6/2020	(832)
USD127,270	EUR115,000	Morgan Stanley	1/6/2020	(1,774)
CAD5,432	USD4,087	HSBC Bank	1/7/2020	96
USD636	EUR575	HSBC Bank	1/7/2020	(10)
USD35,423	MXN691,600	Barclays Bank PLC	1/7/2020	(1,121)
KRW161,956,500	USD138,572	Citibank	1/9/2020	1,505
KRW161,956,500	USD138,608	JPMorgan Chase	1/9/2020	1,470
COP80,099,000	USD23,186	Citibank	1/9/2020	1,171
USD2,107	EUR1,895	Morgan Stanley	1/9/2020	(20)
USD3,849	INR277,800	JPMorgan Chase	1/9/2020	(40)
USD3,367	BRL14,170	Goldman Sachs	1/9/2020	(154)
USD27,615	KRW32,275,000	Citibank	1/9/2020	(300)
USD19,226	BRL81,100	JPMorgan Chase	1/9/2020	(927)
USD66,640	INR4,797,850	JPMorgan Chase	1/10/2020	(513)
MXN59,800	USD3,098	HSBC Bank	1/13/2020	58
GBP2,060	USD2,713	Bank of America	1/13/2020	17
USD645	GBP490	Bank of America	1/13/2020	(4)
USD1,832	EUR1,650	HSBC Bank	1/13/2020	(20)
USD4,293	CAD5,682	JPMorgan Chase	1/13/2020	(83)
USD11,794	SEK112,000	UBS AG	1/13/2020	(171)
USD19,644	SGD26,700	Standard Chartered Bank	1/13/2020	(210)
USD40,806	MXN788,295	Barclays Bank PLC	1/13/2020	(805)
NZD21,970	USD14,381	Citibank	1/14/2020	413
USD26,712	JPY2,891,581	Bank of New York Mellon	1/14/2020	78
USD14,722	NZD21,970	Goldman Sachs	1/14/2020	(71)
USD19,753	JPY2,137,809	Goldman Sachs	1/15/2020	61
CAD250	USD190	Bank of America	1/15/2020	3
USD13,817	MXN262,000	Goldman Sachs	1/15/2020	(8)
USD3,779	EUR3,385	Bank of New York Mellon	1/15/2020	(21)
USD11,593	MXN222,520	Citibank	1/15/2020	(149)
GBP17,500	USD22,928	Barclays Bank PLC	1/16/2020	264
USD28,072	GBP21,000	Goldman Sachs	1/16/2020	242
JPY1,769,000	USD16,259	Citibank	1/16/2020	37
USD2,150	MXN41,200	Citibank	1/16/2020	(24)

The Bond Fund of America	9

Forward currency contracts (continued)

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 12/31/2019 (000)
USD20,182	GBP15,330	Barclays Bank PLC	1/16/2020	$(134)
AUD17,424	USD12,006	Citibank	1/17/2020	227
USD4,842	EUR4,326	Morgan Stanley	1/17/2020	(16)
EUR23,410	MXN500,000	Goldman Sachs	1/17/2020	(89)
EUR66,325	USD74,196	Goldman Sachs	1/23/2020	311
EUR205	USD229	Citibank	1/23/2020	1
AUD23,900	USD16,404	Citibank	1/24/2020	378
EUR53,409	USD59,569	UBS AG	1/27/2020	444
USD152,634	EUR136,861	JPMorgan Chase	1/27/2020	(1,149)
USD3,440	INR245,150	Standard Chartered Bank	1/28/2020	15
				$(1,040)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
1.555%	U.S. EFFR	1/29/2020	$12,969,200	$27	$—	$27
1.553%	U.S. EFFR	1/29/2020	8,686,900	5	—	5
1.538%	U.S. EFFR	1/29/2020	12,696,600	(141)	—	(141)
1.5365%	U.S. EFFR	1/29/2020	15,449,600	(189)	—	(189)
1.535%	U.S. EFFR	1/29/2020	16,208,200	(218)	—	(218)
U.S. EFFR	1.558%	3/18/2020	5,375,000	44	—	44
U.S. EFFR	1.56%	3/18/2020	5,375,000	29	—	29
1.515%	U.S. EFFR	3/18/2020	3,631,900	(241)	—	(241)
1.531%	U.S. EFFR	3/18/2020	7,562,300	(338)	—	(338)
1.5305%	U.S. EFFR	3/18/2020	8,188,200	(372)	—	(372)
1.5155%	U.S. EFFR	3/18/2020	7,679,000	(505)	—	(505)
1.5135%	U.S. EFFR	3/18/2020	7,677,700	(526)	—	(526)
1.5435%	U.S. EFFR	4/29/2020	18,003,900	(202)	—	(202)
1.535%	U.S. EFFR	4/29/2020	14,249,900	(300)	—	(300)
2.898%	3-month USD-LIBOR	8/3/2020	155,000	977	—	977
3-month USD-LIBOR	2.806%	8/29/2020	194,600	(1,268)	—	(1,268)
1.4555%	U.S. EFFR	12/10/2020	705,400	(422)	—	(422)
1.454%	U.S. EFFR	12/10/2020	834,600	(511)	—	(511)
1.491%	U.S. EFFR	12/16/2020	770,100	(191)	—	(191)
1.487%	U.S. EFFR	12/16/2020	759,900	(218)	—	(218)
1.4995%	U.S. EFFR	12/20/2020	1,540,000	(232)	—	(232)
2.346%	U.S. EFFR	2/26/2021	118,000	1,074	—	1,074
2.1125%	U.S. EFFR	3/28/2021	382,000	2,592	—	2,592
2.103%	U.S. EFFR	3/28/2021	297,000	1,980	—	1,980
3-month USD-LIBOR	2.367%	3/28/2021	1,386,800	(10,627)	—	(10,627)
2.19875%	U.S. EFFR	5/7/2021	367,600	3,174	—	3,174
3-month USD-LIBOR	2.312%	5/23/2021	318,000	(2,607)	—	(2,607)
1.355%	U.S. EFFR	10/24/2021	243,600	(409)	—	(409)
1.339%	U.S. EFFR	10/24/2021	443,000	(871)	—	(871)
1.3065%	U.S. EFFR	10/25/2021	315,500	(803)	—	(803)
1.305%	U.S. EFFR	10/25/2021	343,900	(884)	—	(884)
1.39%	U.S. EFFR	10/31/2021	700,800	(701)	—	(701)
1.3615%	U.S. EFFR	11/1/2021	2,832,100	(4,300)	—	(4,300)
1.332%	U.S. EFFR	11/4/2021	181,000	(372)	—	(372)
1.281%	U.S. EFFR	11/4/2021	2,835,800	(8,482)	—	(8,482)
1.4025%	U.S. EFFR	11/7/2021	351,000	(269)	—	(269)
U.S. EFFR	1.335%	11/26/2021	1,463,000	2,971	—	2,971
2.326%	U.S. EFFR	1/2/2022	1,450,000	25,566	—	25,566
8.54%	28-day MXN-TIIE	1/6/2022	MXN884,158	1,667	—	1,667
8.44%	28-day MXN-TIIE	1/7/2022	995,842	1,780	—	1,780

10	The Bond Fund of America

Receive	Pay	Expiration date	Notional (000)		Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
2.197%	U.S. EFFR	4/18/2022		$369,200	$5,983	$—	$5,983
3-month USD-LIBOR	2.321%	5/2/2022		469,700	(6,962)	—	(6,962)
6.99%	28-day MXN-TIIE	6/17/2022	MXN	655,000	301	—	301
1.8475%	3-month USD-LIBOR	7/11/2022		$210,200	905	—	905
2.5775%	U.S. EFFR	7/16/2022		1,001,820	11,622	—	11,622
3-month USD-LIBOR	1.948%	7/28/2022		630,000	(4,365)	—	(4,365)
2.80%	3-month USD-LIBOR	9/2/2022		785,000	17,884	—	17,884
2.009%	3-month USD-LIBOR	10/4/2022		272,000	2,446	—	2,446
2.1045%	3-month USD-LIBOR	10/31/2022		110,000	1,308	—	1,308
3-month USD-LIBOR	2.7454%	3/8/2023		417,000	(13,817)	—	(13,817)
3-month USD-LIBOR	2.733%	3/8/2023		775,000	(25,381)	—	(25,381)
3-month USD-LIBOR	2.9415%	5/14/2023		22,700	(938)	—	(938)
2.5815%	U.S. EFFR	5/25/2023		459,000	16,984	—	16,984
1.615%	3-month USD-LIBOR	8/18/2023		270,000	(283)	—	(283)
U.S. EFFR	2.4435%	12/20/2023		62,076	(2,388)	—	(2,388)
U.S. EFFR	2.45375%	12/20/2023		556,063	(21,610)	—	(21,610)
U.S. EFFR	2.4325%	12/21/2023		138,000	(5,252)	—	(5,252)
2.21875%	U.S. EFFR	3/14/2024		349,000	10,516	—	10,516
3-month USD-LIBOR	2.18075%	3/29/2024		74,400	(1,461)	—	(1,461)
3-month USD-LIBOR	2.194%	3/29/2024		74,900	(1,511)	—	(1,511)
3-month USD-LIBOR	2.21875%	3/29/2024		78,700	(1,668)	—	(1,668)
3-month USD-LIBOR	2.221%	4/1/2024		63,000	(1,348)	—	(1,348)
3-month USD-LIBOR	2.30%	4/2/2024		50,000	(1,232)	—	(1,232)
2.314%	3-month USD-LIBOR	5/9/2024		571,400	14,659	—	14,659
3-month USD-LIBOR	2.293%	5/10/2024		73,450	(1,820)	—	(1,820)
7.79%	28-day MXN-TIIE	5/31/2024	MXN	1,150,000	2,839	—	2,839
3-month USD-LIBOR	1.93%	6/12/2024		$22,250	(212)	—	(212)
3-month USD-LIBOR	1.7935%	7/12/2024		135,000	(474)	—	(474)
3-month USD-LIBOR	1.556%	11/27/2024		261,800	2,153	—	2,153
3-month USD-LIBOR	1.561%	11/27/2024		261,700	2,090	—	2,090
3-month USD-LIBOR	1.554%	11/27/2024		222,600	1,851	—	1,851
3-month USD-LIBOR	1.5335%	11/29/2024		261,900	2,421	—	2,421
2.768%	3-month USD-LIBOR	1/29/2025		230,000	4,051	—	4,051
6-month JPY-LIBOR	0.5327%	3/4/2025		¥6,100,000	(1,448)	—	(1,448)
2.524%	3-month USD-LIBOR	4/14/2025		$123,000	4,672	—	4,672
3-month USD-LIBOR	1.867%	7/11/2025		297,400	(505)	—	(505)
2.354%	3-month USD-LIBOR	9/25/2025		420,000	12,229	—	12,229
6-month JPY-LIBOR	0.46995%	11/17/2025		¥6,250,000	(1,435)	—	(1,435)
6-month JPY-LIBOR	0.3822%	1/15/2026		5,100,000	(941)	—	(941)
6-month JPY-LIBOR	0.228%	2/8/2026		8,500,000	(846)	—	(846)
6-month JPY-LIBOR	0.20125%	2/18/2026		8,240,000	(700)	—	(700)
0.1223%	6-month JPY-LIBOR	5/11/2026		2,000,000	79	—	79
0.1173%	6-month JPY-LIBOR	5/13/2026		1,000,000	37	—	37
0.10855%	6-month JPY-LIBOR	5/16/2026		2,000,000	63	—	63
0.0188%	6-month JPY-LIBOR	6/16/2026		1,000,000	(23)	—	(23)
(0.00395)%	6-month JPY-LIBOR	6/17/2026		2,000,000	(73)	—	(73)
28-day MXN-TIIE	8.07%	1/1/2027	MXN	910,000	(3,837)	—	(3,837)
0.22855%	6-month JPY-LIBOR	1/12/2027		¥7,700,000	802	—	802
28-day MXN-TIIE	8.135%	1/14/2027	MXN	515,000	(2,280)	—	(2,280)
28-day MXN-TIIE	7.47%	4/5/2027		290,000	(702)	—	(702)
28-day MXN-TIIE	7.625%	5/20/2027		410,000	(1,200)	—	(1,200)
28-day MXN-TIIE	7.865%	12/8/2027		189,000	(723)	—	(723)
3-month USD-LIBOR	2.446%	1/8/2028		$42,000	(1,965)	—	(1,965)
2.91%	3-month USD-LIBOR	2/1/2028		88,800	4,010	—	4,010
2.908%	3-month USD-LIBOR	2/1/2028		88,900	4,007	—	4,007
2.925%	3-month USD-LIBOR	2/1/2028		71,100	3,260	—	3,260
2.92%	3-month USD-LIBOR	2/2/2028		67,200	3,065	—	3,065
3-month USD-LIBOR	2.891%	3/9/2028		45,000	(3,669)	—	(3,669)
U.S. EFFR	2.471%	3/27/2028		190,100	(12,803)	—	(12,803)
U.S. EFFR	2.4575%	3/29/2028		224,497	(14,886)	—	(14,886)
U.S. EFFR	2.424%	3/30/2028		189,960	(12,102)	—	(12,102)

The Bond Fund of America	11

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)		Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
2.919%	3-month USD-LIBOR	7/16/2028		$89,800	$7,736	$—	$7,736
6-month GBP-LIBOR	1.6567%	9/28/2028		£53,200	(4,018)	—	(4,018)
3-month USD-LIBOR	2.724%	2/5/2029		$301,173	(22,026)	—	(22,026)
3-month USD-LIBOR	2.7435%	2/6/2029		301,183	(22,523)	—	(22,523)
3-month USD-LIBOR	2.3665%	3/27/2029		65,000	(2,801)	—	(2,801)
3-month USD-LIBOR	2.4775%	4/4/2029		24,000	(1,264)	—	(1,264)
3-month USD-LIBOR	2.493%	4/8/2029		27,500	(1,486)	—	(1,486)
3-month USD-LIBOR	2.566%	4/24/2029		45,000	(2,719)	—	(2,719)
3-month USD-LIBOR	2.5525%	4/25/2029		36,400	(2,157)	—	(2,157)
3-month USD-LIBOR	1.9675%	6/21/2029		12,000	(99)	—	(99)
3-month USD-LIBOR	1.995%	7/19/2029		27,500	(288)	—	(288)
3-month USD-LIBOR	1.62105%	8/7/2029		169,000	3,865	—	3,865
1.63521%	3-month USD-LIBOR	8/8/2029		77,090	(1,668)	—	(1,668)
6.89%	28-day MXN-TIIE	8/9/2029	MXN	94,700	32	—	32
U.S. EFFR	1.485%	10/23/2029		$73,400	1,117	—	1,117
U.S. EFFR	1.4869%	10/23/2029		67,000	1,008	—	1,008
U.S. EFFR	1.453%	10/24/2029		85,100	1,545	—	1,545
U.S. EFFR	1.4741%	10/24/2029		85,300	1,384	—	1,384
U.S. EFFR	1.4495%	10/24/2029		63,000	1,164	—	1,164
U.S. EFFR	1.446%	10/24/2029		8,200	154	—	154
1.419%	U.S. EFFR	11/26/2029		310,000	(6,735)	—	(6,735)
3-month USD-LIBOR	2.679%	4/14/2030		65,500	(4,659)	—	(4,659)
3-month USD-LIBOR	3.005%	9/2/2030		160,300	(15,808)	—	(15,808)
3-month USD-LIBOR	2.514%	9/25/2030		223,000	(11,925)	—	(11,925)
3-month USD-LIBOR	1.87%	8/18/2031		57,000	558	—	558
3-month USD-LIBOR	2.8672%	1/29/2033		50,700	(3,552)	—	(3,552)
2.523%	3-month USD-LIBOR	12/8/2035		5,000	352	—	352
2.432%	3-month USD-LIBOR	9/21/2037		2,000	118	—	118
3-month USD-LIBOR	2.986%	2/1/2038		43,100	(2,479)	—	(2,479)
3-month USD-LIBOR	2.963%	2/1/2038		53,100	(2,958)	—	(2,958)
3-month USD-LIBOR	2.9625%	2/1/2038		53,300	(2,967)	—	(2,967)
3-month USD-LIBOR	2.967%	2/2/2038		41,500	(2,324)	—	(2,324)
2.987%	3-month USD-LIBOR	2/7/2038		37,000	5,389	—	5,389
3.193%	3-month USD-LIBOR	5/21/2038		45,000	8,081	—	8,081
3.062%	3-month USD-LIBOR	7/31/2038		23,500	3,764	—	3,764
2.835%	3-month USD-LIBOR	1/10/2039		21,500	2,703	—	2,703
6-month GBP-LIBOR	1.5872%	2/5/2039		£4,250	(464)	—	(464)
6-month GBP-LIBOR	1.5877%	2/5/2039		7,300	(797)	—	(797)
2.874%	3-month USD-LIBOR	2/6/2039		$13,900	1,839	—	1,839
2.7055%	3-month USD-LIBOR	4/17/2039		41,900	4,426	—	4,426
3-month USD-LIBOR	2.6785%	9/4/2045		45,000	(5,447)	—	(5,447)
3-month USD-LIBOR	2.525%	10/20/2045		28,000	(2,515)	—	(2,515)
3-month USD-LIBOR	2.516%	10/20/2045		42,000	(3,694)	—	(3,694)
3-month USD-LIBOR	2.5315%	10/26/2045		40,000	(3,648)	—	(3,648)
3-month USD-LIBOR	2.57082%	11/6/2045		123,000	(12,221)	—	(12,221)
3-month USD-LIBOR	2.57067%	11/9/2045		13,200	(1,312)	—	(1,312)
3-month USD-LIBOR	2.6485%	11/16/2045		13,050	(1,507)	—	(1,507)
3-month USD-LIBOR	2.59125%	12/16/2045		45,000	(4,677)	—	(4,677)
3-month USD-LIBOR	2.4095%	1/14/2046		15,000	(995)	—	(995)
2.5095%	3-month USD-LIBOR	7/24/2047		3,000	272	—	272
U.S. EFFR	2.172%	11/8/2047		30,000	(2,126)	—	(2,126)
U.S. EFFR	2.155%	11/10/2047		18,850	(1,266)	—	(1,266)
U.S. EFFR	2.5635%	2/12/2048		135,836	(21,414)	—	(21,414)
2.98%	3-month USD-LIBOR	3/15/2048		8,400	1,644	—	1,644
2.9625%	3-month USD-LIBOR	3/15/2048		8,400	1,612	—	1,612
2.917%	3-month USD-LIBOR	3/16/2048		16,700	3,036	—	3,036
2.9075%	3-month USD-LIBOR	4/16/2048		7,000	1,260	—	1,260
3.22859%	3-month USD-LIBOR	10/31/2048		60,560	15,445	—	15,445
3.236%	3-month USD-LIBOR	10/31/2048		16,250	4,171	—	4,171
3-month USD-LIBOR	2.8755%	1/31/2049		157,500	(27,829)	—	(27,829)
2.7065%	3-month USD-LIBOR	5/2/2049		63,800	8,890	—	8,890

12	The Bond Fund of America

Receive	Pay	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 12/31/2019 (000)
3-month USD-LIBOR	2.641%	5/9/2049	$127,500	$(15,879)	$—	$(15,879)
2.5625%	3-month USD-LIBOR	5/15/2049	125,200	13,368	—	13,368
3-month USD-LIBOR	2.381%	5/31/2049	14,500	(951)	—	(951)
3-month USD-LIBOR	1.934%	12/12/2049	47,520	1,733	—	1,733
3-month USD-LIBOR	1.935%	12/17/2049	104,310	3,783	—	3,783
3-month USD-LIBOR	2.007%	12/19/2049	43,400	854	—	854
3-month USD-LIBOR	2.068%	12/24/2049	87,140	495	—	495
3-month USD-LIBOR	2.045%	12/27/2049	96,900	1,068	—	1,068
					$—	$(133,268)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 12/31/2019 (000)	Upfront payments (000)	Unrealized depreciation at 12/31/2019 (000)
CDX.NA.IG.33	1.00%/Quarterly	12/20/2024	$1,574,885	$(40,830)	$(33,522)	$(7,308)
CDX.NA.HY.33	5.00%/Quarterly	12/20/2024	421,402	(40,596)	(29,257)	(11,339)
					$(62,779)	$(18,647)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $308,172,000, which represented .61% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $4,914,562,000, which represented 9.74% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Rate represents the seven-day yield at 12/31/2019.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

AUD = Australian dollars

BRL = Brazilian reais

CAD = Canadian dollars

COP = Colombian pesos

EFFR = Effective Federal Funds Rate

EUR/€ = Euros

GBP/£ = British pounds

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

NZD = New Zealand dollars

SEK = Swedish kronor

SGD = Singapore dollars

TBA = To-be-announced

TIIE = Equilibrium Interbank Interest Rate

USD/$ = U.S. dollars

See notes to financial statements.

The Bond Fund of America	13

Financial statements

Statement of assets and liabilities at December 31, 2019	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $50,104,525)		$51,281,042
Cash		4,315
Cash denominated in currencies other than U.S. dollars (cost: $452)		470
Unrealized appreciation on open forward currency contracts		7,761
Receivables for:
Sales of investments	$3,163,610
Sales of fund’s shares	122,226
Dividends and interest	281,088
Variation margin on futures contracts	3,446
Variation margin on swap contracts	29,840
Other	69	3,600,279
		54,893,867
Liabilities:
Unrealized depreciation on open forward currency contracts		8,801
Payables for:
Purchases of investments	4,290,504
Repurchases of fund’s shares	85,762
Dividends on fund’s shares	15,374
Investment advisory services	7,649
Services provided by related parties	10,164
Trustees’ deferred compensation	778
Variation margin on futures contracts	9,983
Variation margin on swap contracts	16,948
Other	812	4,437,974
Net assets at December 31, 2019		$50,447,092

Net assets consist of:
Capital paid in on shares of beneficial interest		$49,709,752
Total distributable earnings		737,340
Net assets at December 31, 2019		$50,447,092

See notes to financial statements.

14	The Bond Fund of America

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,855,282 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$23,197,456	1,772,803	$13.09
Class C	785,815	60,054	13.09
Class T	10	1	13.09
Class F-1	976,729	74,644	13.09
Class F-2	9,415,317	719,540	13.09
Class F-3	2,211,948	169,042	13.09
Class 529-A	1,173,469	89,679	13.09
Class 529-C	179,925	13,750	13.09
Class 529-E	46,406	3,546	13.09
Class 529-T	11	1	13.09
Class 529-F-1	127,724	9,761	13.09
Class R-1	39,072	2,986	13.09
Class R-2	409,630	31,305	13.09
Class R-2E	33,065	2,527	13.09
Class R-3	633,088	48,382	13.09
Class R-4	567,087	43,338	13.09
Class R-5E	43,343	3,312	13.09
Class R-5	173,191	13,236	13.09
Class R-6	10,433,806	797,375	13.09

See notes to financial statements.

The Bond Fund of America	15

Statement of operations for the year ended December 31, 2019	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $420)	$1,247,571
Dividends	73,214	$1,320,785
Fees and expenses*:
Investment advisory services	83,255
Distribution services	75,580
Transfer agent services	43,967
Administrative services	13,600
Reports to shareholders	1,763
Registration statement and prospectus	1,534
Trustees’ compensation	291
Auditing and legal	241
Custodian	379
Other	1,106
Total fees and expenses before waiver	221,716
Less transfer agent services waiver	61
Total fees and expenses after waiver		221,655
Net investment income		1,099,130

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	709,432
Futures contracts	642,940
Forward currency contracts	4,313
Swap contracts	(162,621)
Currency transactions	(542)	1,193,522
Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of non-U.S. taxes of $528)	1,576,759
Futures contracts	(230,614)
Forward currency contracts	2,194
Swap contracts	(275,639)
Currency translations	118	1,072,818
Net realized gain and unrealized appreciation		2,266,340

Net increase in net assets resulting from operations		$3,365,470

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Statements of changes in net assets
	(dollars in thousands)

	Year ended December 31,
	2019	2018
Operations:
Net investment income	$1,099,130	$939,428
Net realized gain (loss)	1,193,522	(737,203)
Net unrealized appreciation (depreciation)	1,072,818	(204,948)
Net increase (decrease) in net assets resulting from operations	3,365,470	(2,723)

Distributions paid or accrued to shareholders	(1,755,900)	(946,550)

Net capital share transactions	9,522,208	2,724,691

Total increase in net assets	11,131,778	1,775,418

Net assets:
Beginning of year	39,315,314	37,539,896
End of year	$50,447,092	$39,315,314

See notes to financial statements.

16	The Bond Fund of America

Notes to financial statements

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

The Bond Fund of America	17

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

18	The Bond Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$21,621,080	$—	$21,621,080
Corporate bonds & notes	—	13,322,884	8,445	13,331,329
Mortgage-backed obligations	—	10,659,801	—	10,659,801
Other	—	2,756,966	—	2,756,966
Preferred securities	—	4,219	—	4,219
Common stocks	—	—	6,863	6,863
Short-term securities	2,874,866	25,918	—	2,900,784
Total	$2,874,866	$48,390,868	$15,308	$51,281,042

The Bond Fund of America	19

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$15,245	$—	$—	$15,245
Unrealized appreciation on open forward currency contracts	—	7,761	—	7,761
Unrealized appreciation on interest rate swaps	—	274,989	—	274,989
Liabilities:
Unrealized depreciation on futures contracts	(67,577)	—	—	(67,577)
Unrealized depreciation on open forward currency contracts	—	(8,801)	—	(8,801)
Unrealized depreciation on interest rate swaps	—	(408,257)	—	(408,257)
Unrealized depreciation on credit default swaps	—	(18,647)	—	(18,647)
Total	$(52,332)	$(152,955)	$—	$(205,287)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

20	The Bond Fund of America

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

The Bond Fund of America	21

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $27,729,245,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

22	The Bond Fund of America

On a daily basis, the fund’s investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. The average month-end notional amount of open forward currency contracts while held was $1,253,430,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $159,470,605,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $1,923,190,000.

The Bond Fund of America	23

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2019 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$15,245	Unrealized depreciation*	$67,577
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	7,761	Unrealized depreciation on open forward currency contracts	8,801
Swap	Interest	Unrealized appreciation*	274,989	Unrealized depreciation*	408,257
Swap	Credit	Unrealized appreciation*	—	Unrealized depreciation*	18,647
			$297,995		$503,282

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$642,940	Net unrealized depreciation on futures contracts	$(230,614)
Forward currency	Currency	Net realized gain on forward currency contracts	4,313	Net unrealized appreciation on forward currency contracts	2,194
Swap	Interest	Net realized loss on swap contracts	(116,942)	Net unrealized depreciation on swap contracts	(234,905)
Swap	Credit	Net realized loss on swap contracts	(45,679)	Net unrealized depreciation on swap contracts	(40,734)
			$484,632		$(504,059)

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

24	The Bond Fund of America

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2019, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$20	$(4)	$—	$—	$16
Bank of New York Mellon	125	(21)	(104)	—	—
Barclays Bank PLC	264	(264)	—	—	—
Citibank	4,649	(473)	—	(3,831)	345
Goldman Sachs	614	(614)	—	—	—
HSBC Bank	154	(30)	—	—	124
JPMorgan Chase	1,470	(1,470)	—	—	—
Standard Chartered Bank	21	(21)	—	—	—
UBS AG	444	(265)	—	—	179
Total	$7,761	$(3,162)	$(104)	$(3,831)	$664
Liabilities:
Bank of America	$4	$(4)	$—	$—	$—
Bank of New York Mellon	21	(21)	—	—	—
Barclays Bank PLC	2,060	(264)	(1,796)	—	—
Citibank	473	(473)	—	—	—
Goldman Sachs	1,154	(614)	(540)	—	—
HSBC Bank	30	(30)	—	—	—
JPMorgan Chase	2,774	(1,470)	(1,149)	—	155
Morgan Stanley	1,810	—	(1,629)	—	181
Standard Chartered Bank	210	(21)	—	—	189
UBS AG	265	(265)	—	—	—
Total	$8,801	$(3,162)	$(5,114)	$—	$525

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The Bond Fund of America	25

During the year ended December 31, 2019, the fund reclassified $750,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting. The fund also utilized capital loss carryforward of $472,685,000.

As of December 31, 2019, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$14,800
Post-October capital loss deferral*	(100,857)
Gross unrealized appreciation on investments	1,658,383
Gross unrealized depreciation on investments	(627,044)
Net unrealized appreciation on investments	1,031,339
Cost of investments	50,107,195

*	This deferral is considered incurred in the subsequent year.

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Year ended December 31, 2019						Year ended December 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid or accrued		Ordinary income		Long-term capital gains	Total distributions paid or accrued
Class A	$632,256		$167,895		$800,151		$464,021		$—	$464,021
Class C	17,166		5,689		22,855		14,290		—	14,290
Class T	—	*	—	*	—	*	—	*	—	—	*
Class F-1	25,778		7,064		32,842		17,860		—	17,860
Class F-2	249,463		68,160		317,623		134,102		—	134,102
Class F-3	62,414		16,004		78,418		49,253		—	49,253
Class 529-A	31,813		8,485		40,298		23,226		—	23,226
Class 529-C	3,956		1,302		5,258		3,242		—	3,242
Class 529-E	1,217		336		1,553		939		—	939
Class 529-T	—	*	—	*	—	*	—	*	—	—	*
Class 529-F-1	3,663		923		4,586		2,415		—	2,415
Class R-1	733		282		1,015		498		—	498
Class R-2	8,916		2,975		11,891		6,767		—	6,767
Class R-2E	772		238		1,010		441		—	441
Class R-3	16,313		4,599		20,912		12,339		—	12,339
Class R-4	16,214		4,131		20,345		12,839		—	12,839
Class R-5E	880		317		1,197		128		—	128
Class R-5	5,548		1,252		6,800		4,514		—	4,514
Class R-6	313,911		75,235		389,146		199,676		—	199,676
Total	$1,391,013		$364,887		$1,755,900		$946,550		$—	$946,550

*	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.110% on such assets in excess of $36 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. For the year ended December 31, 2019, the investment advisory services fee was $83,255,000, which was equivalent to an annualized rate of 0.186% of average daily net assets.

26	The Bond Fund of America

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2019, unreimbursed expenses subject to reimbursement totaled $6,714,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended December 31, 2019, AFS voluntarily waived transfer agent services fees of $61,000 for Class F-3 shares.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Prior to July 1, 2019, Class A shares paid CRMC an administrative services fee at the annual rate of 0.01% of daily net assets and all other share classes paid a fee at the annual rate of 0.05% of their respective daily net assets. The fund’s board of trustees authorized the fund to pay CRMC effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund (which could increase as noted above) for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee will be amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

The Bond Fund of America	27

For the year ended December 31, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$52,950	$27,832		$4,366		Not applicable
Class C	7,827	1,056		316		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	2,169	1,334		341		Not applicable
Class F-2	Not applicable	8,577		2,895		Not applicable
Class F-3	Not applicable	241		714		Not applicable
Class 529-A	2,616	1,311		431		$717
Class 529-C	1,821	229		75		123
Class 529-E	221	24		18		29
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	138		45		76
Class R-1	314	36		13		Not applicable
Class R-2	3,045	1,452		162		Not applicable
Class R-2E	183	65		12		Not applicable
Class R-3	3,070	966		243		Not applicable
Class R-4	1,364	556		216		Not applicable
Class R-5E	Not applicable	34		9		Not applicable
Class R-5	Not applicable	89		68		Not applicable
Class R-6	Not applicable	27		3,676		Not applicable
Total class-specific expenses	$75,580	$43,967		$13,600		$945

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $291,000 in the fund’s statement of operations reflects $205,000 in current fees (either paid in cash or deferred) and a net increase of $86,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2019.

28	The Bond Fund of America

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of						Net increase
	Sales*		distributions				Repurchases*		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2019

Class A	$4,797,105	366,940	$786,442		60,160		$(2,517,994)	(193,496)	$3,065,553	233,604
Class C	202,675	15,512	22,117		1,693		(295,471)	(22,768)	(70,679)	(5,563)
Class T	—	—	—		—		—	—	—	—
Class F-1	338,338	25,992	31,497		2,409		(168,855)	(12,993)	200,980	15,408
Class F-2	4,586,576	350,987	307,948		23,534		(1,440,771)	(110,563)	3,453,753	263,958
Class F-3	1,004,030	76,983	77,435		5,919		(414,597)	(31,832)	666,868	51,070
Class 529-A	287,536	22,034	39,969		3,057		(198,383)	(15,204)	129,122	9,887
Class 529-C	48,225	3,702	5,190		397		(72,148)	(5,541)	(18,733)	(1,442)
Class 529-E	12,228	938	1,543		118		(11,992)	(920)	1,779	136
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	40,918	3,137	4,576		350		(23,833)	(1,825)	21,661	1,662
Class R-1	16,870	1,285	1,012		78		(9,765)	(747)	8,117	616
Class R-2	105,968	8,141	11,808		904		(124,454)	(9,575)	(6,678)	(530)
Class R-2E	11,211	861	1,011		77		(6,248)	(476)	5,974	462
Class R-3	180,819	13,861	20,778		1,590		(174,209)	(13,372)	27,388	2,079
Class R-4	151,765	11,648	20,236		1,548		(144,314)	(11,094)	27,687	2,102
Class R-5E	39,735	3,031	1,185		90		(5,989)	(457)	34,931	2,664
Class R-5	40,751	3,129	6,677		511		(43,889)	(3,367)	3,539	273
Class R-6	2,229,367	171,665	388,656		29,727		(647,077)	(49,572)	1,970,946	151,820
Total net increase (decrease)	$14,094,117	1,079,846	$1,728,080		132,162		$(6,299,989)	(483,802)	$9,522,208	728,206

Year ended December 31, 2018

Class A	$2,861,188	227,840	$454,806		36,286		$(3,403,409)	(271,481)	$(87,415)	(7,355)
Class C	121,642	9,691	13,893		1,108		(325,669)	(25,944)	(190,134)	(15,145)
Class T	—	—	—		—		—	—	—	—
Class F-1	191,259	15,227	17,254		1,376		(244,849)	(19,518)	(36,336)	(2,915)
Class F-2	2,836,748	225,999	130,536		10,420		(1,204,214)	(96,250)	1,763,070	140,169
Class F-3	1,006,268	80,033	48,955		3,902		(1,577,549)	(125,862)	(522,326)	(41,927)
Class 529-A	188,116	14,979	23,101		1,843		(204,209)	(16,269)	7,008	553
Class 529-C	35,902	2,859	3,216		257		(74,085)	(5,903)	(34,967)	(2,787)
Class 529-E	6,700	533	933		74		(10,664)	(849)	(3,031)	(242)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	35,211	2,810	2,401		192		(21,209)	(1,694)	16,403	1,308
Class R-1	7,103	566	495		40		(10,597)	(845)	(2,999)	(239)
Class R-2	102,556	8,166	6,686		534		(153,694)	(12,226)	(44,452)	(3,526)
Class R-2E	11,971	953	439		35		(6,077)	(484)	6,333	504
Class R-3	156,978	12,483	12,228		976		(193,761)	(15,424)	(24,555)	(1,965)
Class R-4	125,336	9,970	12,758		1,018		(187,775)	(14,942)	(49,681)	(3,954)
Class R-5E	9,224	732	127		10		(1,259)	(100)	8,092	642
Class R-5	36,921	2,937	4,464		356		(49,926)	(3,976)	(8,541)	(683)
Class R-6	2,314,983	183,807	199,539		15,927		(586,300)	(46,798)	1,928,222	152,936
Total net increase (decrease)	$10,048,106	799,585	$931,831		74,354		$(8,255,246)	(658,565)	$2,724,691	215,374

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $93,209,614,000 and $96,197,824,000, respectively, during the year ended December 31, 2019.

The Bond Fund of America	29

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Ratio of net income to average net assets[3]
Class A:
12/31/2019	$12.57	$.31	$.69	$1.00	$(.30)	$(.18)	$(.48)	$13.09	8.02%	$23,197		.60%		.60%		2.35%
12/31/2018	12.89	.30	(.32)	(.02)	(.30)	—	(.30)	12.57	(.13)	19,352		.60		.60		2.37
12/31/2017	12.72	.25	.16	.41	(.24)	—	(.24)	12.89	3.21	19,939		.60		.60		1.91
12/31/2016	12.59	.23	.12	.35	(.22)	—	(.22)	12.72	2.74	19,437		.61		.61		1.79
12/31/2015	12.81	.23	(.20)	.03	(.25)	—	(.25)	12.59	.23	18,580		.60		.60		1.81
Class C:
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.20	786		1.36		1.36		1.60
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.91)	825		1.39		1.39		1.58
12/31/2017	12.72	.15	.16	.31	(.14)	—	(.14)	12.89	2.40	1,041		1.40		1.40		1.11
12/31/2016	12.59	.12	.12	.24	(.11)	—	(.11)	12.72	1.94	1,276		1.40		1.40		1.00
12/31/2015	12.81	.13	(.20)	(.07)	(.15)	—	(.15)	12.59	(.56)	1,361		1.40		1.40		1.01
Class T:
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.24 [5]	—	[6]	.37	[5]	.37	[5]	2.56	[5]
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.09 [5]	—	[6]	.39	[5]	.39	[5]	2.58	[5]
12/31/2017[7,8]	12.81	.20	.07	.27	(.19)	—	(.19)	12.89	2.15 [5,9]	—	[6]	.38	[5,10]	.38	[5,10]	2.15	[5,10]
Class F-1:
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	7.97	977		.64		.64		2.31
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	—	(.29)	12.57	(.18)	745		.66		.66		2.32
12/31/2017	12.72	.24	.16	.40	(.23)	—	(.23)	12.89	3.17	801		.65		.65		1.86
12/31/2016	12.59	.22	.12	.34	(.21)	—	(.21)	12.72	2.71	757		.64		.64		1.76
12/31/2015	12.81	.23	(.20)	.03	(.25)	—	(.25)	12.59	.21	673		.63		.63		1.78
Class F-2:
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.28	9,415		.35		.35		2.59
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.14	5,728		.34		.34		2.65
12/31/2017	12.72	.28	.16	.44	(.27)	—	(.27)	12.89	3.47	4,067		.35		.35		2.16
12/31/2016	12.59	.26	.12	.38	(.25)	—	(.25)	12.72	3.00	3,338		.36		.36		2.03
12/31/2015	12.81	.26	(.20)	.06	(.28)	—	(.28)	12.59	.47	1,521		.37		.37		2.05
Class F-3:
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	2,212		.25		.24		2.70
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.21	1,483		.27		.27		2.70
12/31/2017[7,11]	12.74	.27	.14	.41	(.26)	—	(.26)	12.89	3.25 [9]	2,061		.26	[10]	.26	[10]	2.29	[10]
Class 529-A:
12/31/2019	12.57	.30	.69	.99	(.29)	(.18)	(.47)	13.09	7.95	1,174		.66		.66		2.29
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	—	(.29)	12.57	(.21)	1,003		.69		.69		2.29
12/31/2017	12.72	.24	.16	.40	(.23)	—	(.23)	12.89	3.14	1,022		.68		.68		1.84
12/31/2016	12.59	.22	.12	.34	(.21)	—	(.21)	12.72	2.66	917		.69		.69		1.71
12/31/2015	12.81	.22	(.20)	.02	(.24)	—	(.24)	12.59	.13	898		.70		.70		1.71

30	The Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2019	$12.57	$.21	$.69	$.90	$(.20)	$(.18)	$(.38)	$13.09	7.16%	$180		1.40%		1.40%		1.56%
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.94)	191		1.43		1.43		1.55
12/31/2017	12.72	.14	.16	.30	(.13)	—	(.13)	12.89	2.35	232		1.44		1.44		1.07
12/31/2016	12.59	.12	.12	.24	(.11)	—	(.11)	12.72	1.88	322		1.45		1.45		.95
12/31/2015	12.81	.12	(.20)	(.08)	(.14)	—	(.14)	12.59	(.63)	337		1.46		1.46		.95
Class 529-E:
12/31/2019	12.57	.28	.69	.97	(.27)	(.18)	(.45)	13.09	7.75	46		.85		.85		2.11
12/31/2018	12.89	.27	(.32)	(.05)	(.27)	—	(.27)	12.57	(.40)	43		.88		.88		2.10
12/31/2017	12.72	.21	.16	.37	(.20)	—	(.20)	12.89	2.93	47		.88		.88		1.63
12/31/2016	12.59	.19	.12	.31	(.18)	—	(.18)	12.72	2.45	48		.90		.90		1.50
12/31/2015	12.81	.19	(.20)	(.01)	(.21)	—	(.21)	12.59	(.08)	48		.91		.91		1.50
Class 529-T:
12/31/2019	12.57	.33	.69	1.02	(.32)	(.18)	(.50)	13.09	8.20 [5]	—	[6]	.42	[5]	.42	[5]	2.51	[5]
12/31/2018	12.89	.32	(.32)	— [12]	(.32)	—	(.32)	12.57	.04 [5]	—	[6]	.44	[5]	.44	[5]	2.54	[5]
12/31/2017[7,8]	12.81	.20	.07	.27	(.19)	—	(.19)	12.89	2.10 [5,9]	—	[6]	.45	[5,10]	.45	[5,10]	2.08	[5,10]
Class 529-F-1:
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.20	128		.42		.42		2.53
12/31/2018	12.89	.32	(.32)	— [12]	(.32)	—	(.32)	12.57	.03	102		.44		.44		2.54
12/31/2017	12.72	.27	.16	.43	(.26)	—	(.26)	12.89	3.37	88		.45		.45		2.06
12/31/2016	12.59	.25	.12	.37	(.24)	—	(.24)	12.72	2.89	77		.46		.46		1.94
12/31/2015	12.81	.25	(.20)	.05	(.27)	—	(.27)	12.59	.36	71		.47		.47		1.94
Class R-1:
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.21	39		1.35		1.35		1.61
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.89)	30		1.37		1.37		1.60
12/31/2017	12.72	.15	.16	.31	(.14)	—	(.14)	12.89	2.43	34		1.37		1.37		1.14
12/31/2016	12.59	.13	.12	.25	(.12)	—	(.12)	12.72	1.97	42		1.37		1.37		1.03
12/31/2015	12.81	.13	(.20)	(.07)	(.15)	—	(.15)	12.59	(.53)	47		1.36		1.36		1.05
Class R-2:
12/31/2019	12.57	.22	.69	.91	(.21)	(.18)	(.39)	13.09	7.22	410		1.34		1.34		1.61
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.88)	400		1.36		1.36		1.61
12/31/2017	12.72	.15	.16	.31	(.14)	—	(.14)	12.89	2.44	456		1.36		1.36		1.15
12/31/2016	12.59	.13	.12	.25	(.12)	—	(.12)	12.72	1.98	514		1.35		1.35		1.05
12/31/2015	12.81	.14	(.20)	(.06)	(.16)	—	(.16)	12.59	(.51)	545		1.34		1.34		1.07
Class R-2E:
12/31/2019	12.57	.25	.69	.94	(.24)	(.18)	(.42)	13.09	7.53	33		1.05		1.05		1.90
12/31/2018	12.89	.24	(.32)	(.08)	(.24)	—	(.24)	12.57	(.59)	26		1.07		1.07		1.92
12/31/2017	12.72	.19	.16	.35	(.18)	—	(.18)	12.89	2.75	20		1.06		1.06		1.48
12/31/2016	12.59	.17	.12	.29	(.16)	—	(.16)	12.72	2.31	9		1.05		1.05		1.36
12/31/2015	12.81	.18	(.19)	(.01)	(.21)	—	(.21)	12.59	(.07)	1		.96		.96		1.41

See end of table for footnotes.

The Bond Fund of America	31

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers[4]		Ratio of expenses to average net assets after reimbursements/ waivers[3,4]		Ratio of net income to average net assets[3]
Class R-3:
12/31/2019	$12.57	$.27	$.69	$.96	$(.26)	$(.18)	$(.44)	$13.09	7.70%	$633		.89%		.89%		2.06%
12/31/2018	12.89	.26	(.32)	(.06)	(.26)	—	(.26)	12.57	(.43)	582		.91		.91		2.06
12/31/2017	12.72	.21	.16	.37	(.20)	—	(.20)	12.89	2.90	622		.91		.91		1.61
12/31/2016	12.59	.19	.12	.31	(.18)	—	(.18)	12.72	2.43	651		.91		.91		1.49
12/31/2015	12.81	.19	(.20)	(.01)	(.21)	—	(.21)	12.59	(.08)	662		.91		.91		1.50
Class R-4:
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.03	567		.59		.59		2.37
12/31/2018	12.89	.30	(.32)	(.02)	(.30)	—	(.30)	12.57	(.13)	518		.61		.61		2.37
12/31/2017	12.72	.25	.16	.41	(.24)	—	(.24)	12.89	3.22	583		.60		.60		1.91
12/31/2016	12.59	.23	.12	.35	(.22)	—	(.22)	12.72	2.75	556		.60		.60		1.80
12/31/2015	12.81	.23	(.20)	.03	(.25)	—	(.25)	12.59	.24	512		.59		.59		1.82
Class R-5E:
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.25	43		.37		.37		2.53
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.09	8		.40		.40		2.63
12/31/2017	12.72	.27	.16	.43	(.26)	—	(.26)	12.89	3.39	—	[6]	.42		.40		2.11
12/31/2016	12.59	.25	.12	.37	(.24)	—	(.24)	12.72	2.89	—	[6]	.47		.47		1.91
12/31/2015[7,13]	12.66	.03	(.06)	(.03)	(.04)	—	(.04)	12.59	(.24)[9]	—	[6]	.05	[9]	.05	[9]	.22	[9]
Class R-5:
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.35	173		.29		.29		2.67
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.17	163		.31		.31		2.67
12/31/2017	12.72	.29	.16	.45	(.28)	—	(.28)	12.89	3.52	176		.30		.30		2.21
12/31/2016	12.59	.27	.12	.39	(.26)	—	(.26)	12.72	3.05	149		.31		.31		2.13
12/31/2015	12.81	.27	(.20)	.07	(.29)	—	(.29)	12.59	.54	206		.30		.30		2.11
Class R-6:
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	10,434		.24		.24		2.72
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.22	8,116		.26		.26		2.73
12/31/2017	12.72	.29	.16	.45	(.28)	—	(.28)	12.89	3.58	6,351		.25		.25		2.27
12/31/2016	12.59	.27	.12	.39	(.26)	—	(.26)	12.72	3.11	3,849		.25		.25		2.15
12/31/2015	12.81	.28	(.20)	.08	(.30)	—	(.30)	12.59	.58	2,710		.25		.25		2.16

	Year ended December 31,
Portfolio turnover rate for all share classes[14,15]	2019	2018	2017	2016	2015
Excluding mortgage dollar roll transactions	127%	121%	170%	168%	151%
Including mortgage dollar roll transactions	286%	356%	379%	363%	401%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC and/or the fund’s transfer agent. During some of the periods shown, CRMC reimbursed a portion of the fund’s transfer agent services fees for certain share classes. In addition, during one of the years shown, the fund’s transfer agent waived a portion of the fund’s transfer agent services fees for Class F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class T and 529-T shares began investment operations on April 7, 2017.
[9]	Not annualized.
[10]	Annualized.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Amount less than $.01.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

See notes to financial statements.

32	The Bond Fund of America

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of The Bond Fund of America:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America (the “Fund”), including the investment portfolio and the summary investment portfolio, as of December 31, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

The financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 11, 2020

We have served as the auditor of one or more American Funds investment companies since 1956.

The Bond Fund of America	33

The Bond Fund of America

Part C

Other Information

Item 28.	Exhibits for Registration Statement (1940 Act No. 002-50700 and 1933 Act No. 811-02444)

(a)	Articles of Incorporation – Certificate of Trust dated 8/20/09 – previously filed (see P/E Amendment No. 61 filed 2/28/11); and Amended and Restated Agreement and Declaration of Trust dated 9/13/17 – previously filed (see P/E Amendment No. 83 filed 2/28/18)

(b)	By-laws – Amended and Restated By-laws effective 8/29/18 – previously filed (see P/E Amendment No. 85 filed 2/28/19)

(c)	Instruments Defining Rights of Security Holders – None

(d)	Investment Advisory Contracts – Investment Advisory and Service Agreement dated 3/1/11 – previously filed (see P/E Amendment No. 61 filed 2/28/11)

(e-1)	Underwriting Contracts – Form of Selling Group Agreement – previously filed (see P/E Amendment No. 83 filed 2/28/18); Form of Bank/Trust Company Selling Group Agreement – previously filed (see P/E Amendment No. 83 filed 2/28/18); Form of Class F Share Participation Agreement – previously filed (see P/E Amendment No. 83 filed 2/28/18); and Form of Bank/Trust Company Participation Agreement for Class F Shares – previously filed (see P/E Amendment No. 83 filed 2/28/18)

(e-2)	Form of Amended and Restated Principal Underwriting Agreement effective 10/30/20

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 1/1/20 – previously filed (see P/E Amendment No. 87 filed 2/28/20)

(g)	Custodian Agreements – Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 54 filed 2/28/07); and Form of Amendment to Global Custody Agreement effective 7/1/15 – previously filed (see P/E Amendment No. 73 filed 10/30/15)

(h-1)	Other Material Contracts – Form of Indemnification Agreement – previously filed (see P/E Amendment No. 61 filed 2/28/11); and Form of Agreement and Plan of Reorganization dated 8/24/09 – previously filed (see P/E Amendment No. 61 filed 2/28/11)

(h-2)	Form of Amended and Restated Shareholder Services Agreement effective 10/30/20; and Form of Amended and Restated Administrative Services Agreement effective 10/30/20

(i-1)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 61 filed 2/28/11; P/E Amendment No. 69 filed 8/28/14; P/E Amendment No. 73 filed 10/30/15; P/E Amendment No. 77 filed 12/29/16; and P/E Amendment 81 filed 4/6/17)

(i-2)	Legal Opinion

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements – none

(l)	Initial Capital Agreements – previously filed in paper

(m)	Rule 12b-1 Plan – Forms of Plans of Distribution for Class A, C, F-1, 529-A, 529-C, 529-E, 529-F-1, R-1, R-2, R-3 and R-4 shares dated 3/1/11 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Plan of Distribution for Class R-2E shares dated 8/29/14 – previously filed (see P/E Amendment No. 69 filed 8/28/14); and Plans of Distribution for Class T Shares and Class 529-T Shares dated 4/7/17 – previously filed (see P/E Amendment No. 83 filed 2/28/18)

(n)	Rule 18f-3 Plan – Amended and Restated Multiple Class Plan effective 6/30/20

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated October 2020; and Code of Ethics for Registrant

Item 29.	Persons Controlled by or Under Common Control with the Fund

None

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None

Item 32.	Principal Underwriters

(a)        American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Emerging Markets Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global Insight Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds International Vantage Fund, American Funds Multi-Sector Income Fund, American Funds Mortgage Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Strategic Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series II, American Funds U.S. Government Money Market Fund, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Income Builder, Capital Group Private Client Services Funds, Capital Group U.S. Equity Fund, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Albert Aguilar, Jr.	Assistant Vice President	None
LAO	C. Thomas Akin II	Regional Vice President	None
LAO	Colleen M. Ambrose	Vice President	None

LAO	Christopher S. Anast	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	William C. Anderson	Director, Senior Vice President and Chief Compliance Officer	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
LAO	Luis F. Arocha	Regional Vice President	None
LAO	Keith D. Ashley	Regional Vice President	None
LAO	Julie A. Asher	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Vice President	None
SNO	Mark C. Barile	Assistant Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Antonio M. Bass	Regional Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Katherine A. Beattie	Senior Vice President	None
LAO	Scott G. Beckerman	Vice President	None
LAO	Bethann Beiermeister	Regional Vice President	None
LAO	Jeb M. Bent	Vice President	None
LAO	Matthew D. Benton	Vice President	None
LAO	Jerry R. Berg	Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Roger J. Bianco, Jr.	Senior Vice President	None

LAO	Ryan M. Bickle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Peter D. Bjork	Regional Vice President	None
SNO	Nasaly Blake	Assistant Vice President	None
DCO	Bryan K. Blankenship	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Marek Blaskovic	Vice President	None
LAO	Matthew C. Bloemer	Regional Vice President	None
LAO	Jeffrey E. Blum	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jon T. Boldt	Regional Vice President	None
LAO	Jill M. Boudreau	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael A. Bowman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jordan C. Bowers	Regional Vice President	None
LAO	David H. Bradin	Vice President	None
LAO	William P. Brady	Senior Vice President	None
LAO	William G. Bridge	Vice President	None
IND	Robert W. Brinkman	Assistant Vice President	None
LAO	Jeffrey R. Brooks	Vice President	None

LAO	Kevin G. Broulette	Vice President, Capital Group Institutional Investment Services Division	None
LAO	E. Chapman Brown, Jr.	Vice President	None
LAO	Toni L. Brown	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Elizabeth S. Brownlow	Assistant Vice President	None
IND	Jennifer A. Bruce	Assistant Vice President	None
LAO	Gary D. Bryce	Vice President	None
LAO	Ronan J. Burke	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jennifer L. Butler	Assistant Vice President	None
LAO	Steven Calabria	Senior Vice President	None
LAO	Thomas E. Callahan	Senior Vice President	None
LAO	Matthew S. Cameron	Regional Vice President	None
LAO	Anthony J. Camilleri	Vice President	None
LAO	Kelly V. Campbell	Senior Vice President	None
LAO	Anthon S. Cannon III	Vice President	None
LAO	Kevin J. Carevic	Regional Vice President	None
LAO	Jason S. Carlough	Vice President	None
LAO	Kim R. Carney	Senior Vice President	None
LAO	Damian F. Carroll	Senior Vice President	None
IND	Gisele L. Carter	Assistant Vice President	None
LAO	James D. Carter	Senior Vice President	None

LAO	Stephen L. Caruthers	Senior Vice President, Capital Group Institutional Investment Services Division	None
SFO	James G. Carville	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Philip L. Casciano	Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Christopher M. Cefalo	Vice President	None
LAO	Joseph M. Cella	Regional Vice President	None
LAO	Kent W. Chan	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Thomas M. Charon	Senior Vice President	None
LAO	Ibrahim Chaudry	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Marcus L. Chaves	Assistant Vice President	None
LAO	Daniel A. Chodosch	Vice President	None
LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andrew T. Christos	Vice President	None
LAO	Paul A. Cieslik	Senior Vice President	None
IND	G. Michael Cisternino	Vice President	None
LAO	Andrew R. Claeson	Vice President	None
LAO	Michael J. Clark	Regional Vice President	None
IND	David A. Clase	Vice President	None

LAO	Jamie A. Claypool	Regional Vice President	None
LAO	Kyle R. Coffey	Regional Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
SNO	Brandon J Cone	Assistant Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Greggory J. Cowan	Regional Vice President	None
LAO	Joseph G. Cronin	Senior Vice President	None
IND	Jill R. Cross	Vice President	None
LAO	D. Erick Crowdus	Senior Vice President	None
SNO	Zachary A. Cutkomp	Regional Vice President	None
LAO	Hanh M. Dao	Vice President	None
LAO	Alex L. DaPron	Regional Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
SNO	Bradley C. Davis	Assistant Vice President	None
LAO	Scott T. Davis	Vice President	None
LAO	Shane L. Davis	Vice President	None
LAO	Peter J. Deavan	Senior Vice President	None
LAO	Kristofer J. DeBonville	Regional Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Daniel Delianedis	Senior Vice President	None
LAO	Mark A. Dence	Senior Vice President	None

SNO	Brian M. Derrico	Vice President	None
LAO	Stephen Deschenes	Senior Vice President	None
LAO	Alexander J. Diorio	Regional Vice President	None
LAO	Mario P. DiVito	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kevin F. Dolan	Senior Vice President	None
LAO	John H. Donovan IV	Vice President	None
LAO	Ronald Q. Dottin	Vice President
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Vice President	None
SNO	Melissa A. Dreyer	Assistant Vice President	None
LAO	Craig Duglin	Senior Vice President	None
LAO	Alan J. Dumas	Vice President	None
SNO	Bryan K. Dunham	Vice President	None
LAO	Sean P. Durkin	Regional Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Karyn B. Dzurisin	Vice President	None
LAO	Kevin C. Easley	Senior Vice President	None
LAO	Damian Eckstein	Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None

LAO	John A. Erickson	Assistant Vice President	None
LAO	Riley O. Etheridge, Jr.	Senior Vice President	None
LAO	E. Luke Farrell	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Bryan R. Favilla	Regional Vice President	None
LAO	Joseph M. Fazio	Regional Vice President	None
LAO	Mark A. Ferraro	Vice President	None
LAO	Brandon J. Fetta	Assistant Vice President	None
LAO	Kevin H. Folks	Vice President	None
LAO	David R. Ford	Vice President	None
LAO	William E. Ford	Vice President	None
IRV	Robert S. Forshee	Assistant Vice President	None
LAO	Steven M. Fox	Vice President	None
LAO	Daniel Frick	Senior Vice President	None
LAO	Tyler L. Furek	Regional Vice President	None
SNO	Arturo V. Garcia, Jr.	Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Edward S. Garza	Regional Vice President	None
LAO	Brian K. Geiger	Vice President	None
LAO	Leslie B. Geller	Vice President	None
LAO	Jacob M. Gerber	Vice President, Capital Group Institutional Investment Services Division	None

LAO	J. Christopher Gies	Senior Vice President	None
LAO	Pamela A. Gillett	Regional Vice President	None
LAO	William F. Gilmartin	Vice President	None
LAO	Kathleen D. Golden	Regional Vice President	None
NYO	Joshua H. Gordon	Assistant Vice President, Capital Group Institutional Investment Services Division	None
CHO	Claudette A. Grant	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Craig B. Gray	Assistant Vice President	None
LAO	Robert E. Greeley, Jr.	Vice President	None
LAO	Jameson R. Greenstone	Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	Karen M. Griffin	Assistant Vice President	None
LAO	E. Renee Grimm	Senior Vice President	None
LAO	Scott A. Grouten	Vice President	None
SNO	Virginia Guevara	Assistant Vice President	None
IRV	Steven Guida	Senior Vice President	None
LAO	Sam S. Gumma	Vice President	None
LAO	Jan S. Gunderson	Senior Vice President	None
SNO	Lori L. Guy	Regional Vice President	None
LAO	Ralph E. Haberli	Senior Vice President; Senior Vice President, Capital Group Institutional Investment Services Division	None

LAO	Janna C. Hahn	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Paul B. Hammond	Senior Vice President	None
LAO	Philip E. Haning	Vice President	None
LAO	Dale K. Hanks	Vice President, Capital Group Institutional Investment Services Division	None
LAO	David R. Hanna	Vice President	None
LAO	Brandon S. Hansen	Vice President	None
LAO	Julie O. Hansen	Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert J. Hartig, Jr.	Senior Vice President	None
LAO	Craig W. Hartigan	Senior Vice President	None
LAO	Alan M. Heaton	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Clifford W. “Webb” Heidinger	Vice President	None
LAO	Brock A. Hillman	Vice President, Capital Group Institutional Investment Services Division	None
IND	Kristin S. Himsel	Vice President	None
LAO	Jennifer M. Hoang	Vice President	None
LAO	Dennis L. Hooper	Regional Vice President	None
LAO	Jessica K. Hooyenga	Regional Vice President	None

LAO	Heidi B. Horwitz-Marcus	Senior Vice President	None
LAO	David R. Hreha	Vice President	None
LAO	Frederic J. Huber	Senior Vice President	None
LAO	David K. Hummelberg	Director, Executive Vice President, Chief Operating Officer and Chief Financial Officer	None
LAO	Jeffrey K. Hunkins	Vice President	None
LAO	Angelia G. Hunter	Senior Vice President	None
LAO	Christa M. Iacono	Assistant Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
IND	David K. Jacocks	Vice President	None
LAO	Maurice E. Jadah	Regional Vice President	None
LAO	W. Chris Jenkins	Senior Vice President	None
LAO	Daniel J. Jess II	Vice President	None
IND	Jameel S. Jiwani	Regional Vice President	None
LAO	Brendan M. Jonland	Vice President	None
LAO	Kathryn H. Jordan	Regional Vice President	None
LAO	David G. Jordt	Vice President	None
LAO	Stephen T. Joyce	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Wassan M. Kasey	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	David B. Keib	Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None

LAO	Christopher J. Kennedy	Vice President	None
LAO	Jason A. Kerr	Vice President	None
LAO	Ryan C. Kidwell	Senior Vice President	None
LAO	Nora A. Kilaghbian	Vice President	None
IRV	Michael C. Kim	Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark Kistler	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
LAO	Michael J. Koch	Regional Vice President	None
LAO	James M. Kreider	Vice President	None
LAO	Andrew M. Kruger	Regional Vice President	None
SNO	David D. Kuncho	Vice President	None
LAO	Richard M. Lang	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher F. Lanzafame	Senior Vice President	None
LAO	Andrew P. Laskowski	Vice President	None
LAO	Matthew N. Leeper	Senior Vice President	None
LAO	Clay M. Leveritt	Vice President	None
LAO	Estela R. Levin	Senior Vice President	None
LAO	Lorin E. Liesy	Senior Vice President	None
IND	Justin L. Linder	Assistant Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None

LAO	Heather M. Lord	Senior Vice President	None
LAO	Reid A. Luna	Vice President, Capital Group Institutional Investment Services Division	None
CHO	Karin A. Lystad	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Peter K. Maddox	Regional Vice President	None
LAO	James M. Maher	Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Vice President	None
LAO	Jeffrey N. Malbasa	Regional Vice President	None
LAO	Usma A. Malik	Vice President	None
LAO	Brooke M. Marrujo	Senior Vice President	None
LAO	Kristan N. Martin	Regional Vice President	None
CHO	James M. Mathenge	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Stephen B. May	Vice President	None
LAO	Joseph A. McCreesh, III	Senior Vice President	None
LAO	Ross M. McDonald	Senior Vice President	None
LAO	Timothy W. McHale	Secretary	None
SNO	Michael J. McLaughlin	Assistant Vice President	None
LAO	Max J. McQuiston	Vice President	None
LAO	Curtis D. Mc Reynolds	Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Paulino Medina	Regional Vice President	None

LAO	Christopher J. Meek	Regional Vice President	None
LAO	Britney L. Melvin	Vice President	None
LAO	Simon Mendelson	Senior Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
LAO	Conrad F. Metzger	Regional Vice President	None
LAO	Benjamin J. Miller	Regional Vice President	None
LAO	Jennifer M. Miller	Regional Vice President	None
LAO	Jeremy A. Miller	Regional Vice President	None
LAO	Tammy H. Miller	Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Senior Vice President	None
LAO	Louis W. Minora	Regional Vice President	None
LAO	James R. Mitchell III	Senior Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
LAO	Robert P. Moffett III	Vice President	None
IND	Eric E. Momcilovich	Assistant Vice President	None
CRDM	Christopher Moore	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joseph M. Mulcahy	Regional Vice President	None
NYO	Timothy J. Murphy	Senior Vice President	None

LAO	Christina M. Neal	Assistant Vice President	None
LAO	Jon C. Nicolazzo	Vice President	None
LAO	Earnest M. Niemi	Senior Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Director, Chairman and Chief Executive Officer; Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jody L. O’Dell	Assistant Vice President	None
LAO	Jonathan H. O’Flynn	Senior Vice President	None
LAO	Arthur B. Oliver	Vice President	None
LAO	Peter A. Olsen	Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
IND	Susan L. Oman	Assistant Vice President	None
LAO	Thomas A. O’Neil	Senior Vice President	None
IRV	Paula A. Orologas	Vice President	None
LAO	Vincent A. Ortega	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Gregory H. Ortman	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Shawn M. O’Sullivan	Senior Vice President	None
IND	Lance T. Owens	Vice President	None
LAO	Kristina E. Page	Vice President	None
LAO	Christine M. Papa	Regional Vice President	None

LAO	Rodney Dean Parker II	Senior Vice President	None
LAO	Ingrid S. Parl	Regional Vice President	None
LAO	William D. Parsley	Regional Vice President	None
LAO	Lynn M. Patrick	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Timothy C. Patterson	Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Robert J. Peche	Vice President	None
LAO	Harry A. Phinney	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam W. Phillips	Vice President	None
LAO	Joseph M. Piccolo	Vice President	None
LAO	Keith A. Piken	Senior Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Michael E. Pollgreen	Assistant Vice President	None
LAO	Charles R. Porcher	Senior Vice President	None
SNO	Robert B. Potter III	Assistant Vice President	None
LAO	Darrell W. Pounders	Regional Vice President	None
LAO	Steven J. Quagrello	Senior Vice President	None
IND	Kelly S. Quick	Assistant Vice President	None

LAO	Michael R. Quinn	Senior Vice President	None
LAO	Ryan E. Radtke	Regional Vice President	None
LAO	James R. Raker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Sunder R. Ramkumar	Senior Vice President	None
LAO	Rachel M. Ramos	Assistant Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Lesley P. Reinhart	Regional Vice President	None
LAO	Michael D. Reynaert	Regional Vice President	None
LAO	Adnane Rhazzal	Regional Vice President	None
IND	Richard Rhymaun	Vice President	None
LAO	Christopher J. Richardson	Vice President	None
SNO	Stephanie A. Robichaud	Assistant Vice President	None
LAO	Jeffrey J. Robinson	Vice President	None
LAO	Matthew M. Robinson	Vice President	None
LAO	Bethany M. Rodenhuis	Senior Vice President	None
LAO	Rochelle C. Rodriguez	Senior Vice President	None
LAO	Melissa B. Roe	Senior Vice President	None
LAO	Thomas W. Rose	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rome D. Rottura	Senior Vice President	None
LAO	Shane A. Russell	Senior Vice President	None
LAO	William M. Ryan	Senior Vice President	None

IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
SNO	Richard R. Salinas	Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Raj S. Sarai	Vice President	None
LAO	Keith A. Saunders	Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
LAO	Michael A. Schweitzer	Senior Vice President	None
LAO	Domenic A. Sciarra	Assistant Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Nathan W. Simmons	Vice President	None
LAO	Connor P. Slein	Regional Vice President	None
LAO	Melissa A. Sloane	Vice President	None
CHO	Jason C. Smith	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joshua J. Smith	Regional Vice President	None
LAO	Taylor D. Smith	Regional Vice President	None
SNO	Stacy D. Smolka	Senior Vice President	None
LAO	Stephanie L. Smolka	Regional Vice President	None
LAO	J. Eric Snively	Senior Vice President	None

LAO	John A. Sobotowski	Assistant Vice President	None
LAO	Charles V. Sosa	Regional Vice President	None
LAO	Alexander T. Sotiriou	Regional Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Margaret V. Steinbach	Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Vice President	None
LAO	Allison M. Straub	Regional Vice President	None
LAO	Valerie B. Stringer	Regional Vice President	None
LAO	John R. Sulzicki	Regional Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Scott E. Thompson	Assistant Vice President	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Mark R. Threlfall	Vice President	None
LAO	Ryan D. Tiernan	Senior Vice President	None
LAO	Emily R. Tillman	Vice President	None
LAO	Russell W. Tipper	Senior Vice President	None
LAO	Luke N. Trammell	Senior Vice President	None
LAO	Jordan A. Trevino	Vice President	None
LAO	Michael J. Triessl	Director	None

LAO	Shaun C. Tucker	Senior Vice President	None
LAO	Kate M. Turner	Regional Vice President	None
IND	Ryan C. Tyson	Assistant Vice President	None
LAO	Jason A. Uberti	Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	John W. Urbanski	Regional Vice President	None
LAO	Idoya Urrutia	Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
LAO	Joe M. Valencia	Regional Vice President	None
LAO	Patrick D. Vance	Vice President	None
LAO	Veronica Vasquez	Assistant Vice President	None
LAO-W	Gerrit Veerman III	Senior Vice President, Capital Group Institutional Investment Services	None
LAO	Cynthia G. Velazquez	Assistant Vice President	None
LAO	Srinkanth Vemuri	Senior Vice President	None
LAO	Spilios Venetsanopoulos	Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Austin J. Vierra	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert D. Vigneaux III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jayakumar Vijayanathan	Senior Vice President	None
LAO	Julie A. Vogel	Regional Vice President	None

LAO	Todd R. Wagner	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jon N. Wainman	Vice President	None
ATO	Jason C. Wallace	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Sherrie S. Walling	Vice President	None
LAO	Brian M. Walsh	Senior Vice President	None
LAO	Susan O. Walton	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Chris L. Wammack	Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam B. Whitehead	Vice President	None
LAO	N. Dexter Williams	Senior Vice President	None
LAO	Jonathan D. Wilson	Regional Vice President	None
LAO	Steven Wilson	Senior Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Kimberly D. Wood	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kurt A. Wuestenberg	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None

LAO	Jason P. Young	Senior Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
IND	Ellen M. Zawacki	Vice President	None
LAO	Connie R. Zeender	Regional Vice President	None

__________

HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)       None

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 Meridian Street, Carmel, Indiana 46032; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017-2070.

Item 34.	Management Services

None

Item 35.	Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 28th day of October, 2020.

THE BOND FUND OF AMERICA

By: /s/ Kristine M. Nishiyama

(Kristine M. Nishiyama, Executive Vice President)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on October 28, 2020, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Kristine M. Nishiyama	Executive Vice President
(Kristine M. Nishiyama)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Brian C. Janssen	Treasurer
(Brian C. Janssen)

(3)	Trustees:
	William H. Baribault*	Trustee
	James G. Ellis*	Trustee
	Nariman Farvardin*	Trustee
	Michael C. Gitlin*	Trustee
	Mary Davis Holt*	Trustee
	R. Clark Hooper*	Trustee
	Merit E. Janow*	Trustee
	Margaret Spellings*	Chairman of the Board (Independent and Non-Executive)
	Alexandra Trower*	Trustee
	Paul S. Williams*	Trustee
	Karl J. Zeile*	Trustee

*By: /s/ Steven I. Koszalka
(Steven I. Koszalka, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Clara K. Wee

(Clara K. Wee, Counsel)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ William H. Baribault

William H. Baribault, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds International Vantage Fund (File No. 333-233374, File No. 811-23467)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Emerging Markets Total Opportunities Fund (File No. 333-176635, File No. 811-22605)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Sandra Chuon Brian C. Janssen Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 8th day of November, 2019.

(City, State)

/s/ James G. Ellis

James G. Ellis, Board member

POWER OF ATTORNEY

I, Nariman Farvardin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ Nariman Farvardin

Nariman Farvardin, Board member

POWER OF ATTORNEY

I, Michael C. Gitlin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ Michael C. Gitlin

Michael C. Gitlin, Board member

POWER OF ATTORNEY

I, Mary Davis Holt, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ Mary Davis Holt

Mary Davis Holt, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ R. Clark Hooper

R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Alexandra Trower, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s/ Alexandra Trower

Alexandra Trower, Board member

POWER OF ATTORNEY

I, Paul S. Williams, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Sandra Chuon Brian C. Janssen Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Chicago, IL this 2nd day of January, 2020.

(City, State)

/s/ Paul S. Williams

Paul S. Williams, Board member

POWER OF ATTORNEY

I, Karl J. Zeile, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Steven I. Koszalka Laurie D. Neat Michael W. Stockton Courtney R. Taylor Jane Y. Chung Susan K. Countess Julie E. Lawton	Brian D. Bullard Brian C. Janssen Dori Laskin Hong Le Gregory F. Niland

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 4th day of March, 2019.

(City, State)

/s Karl J. Zeile

Karl J. Zeile, Board member